UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2020

Core Plus Fund
Investor Class (ACCNX)
I Class (ACCTX)
A Class (ACCQX)
C Class (ACCKX)
R Class (ACCPX)
R5 Class (ACCUX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Portfolio at a Glance
Average Duration (effective)	6.1 years
Weighted Average Life to Maturity	9.2 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	45.0%
U.S. Government Agency Mortgage-Backed Securities	20.4%
U.S. Treasury Securities	16.2%
Collateralized Mortgage Obligations	12.9%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	3.7%
Municipal Securities	2.2%
Sovereign Governments and Agencies	1.7%
Preferred Stocks	0.7%
Bank Loan Obligations	0.4%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(8.6)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,062.60	$2.84	0.55%
I Class	$1,000	$1,062.20	$2.33	0.45%
A Class	$1,000	$1,061.20	$4.13	0.80%
C Class	$1,000	$1,058.10	$8.00	1.55%
R Class	$1,000	$1,059.90	$5.42	1.05%
R5 Class	$1,000	$1,063.70	$1.81	0.35%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
I Class	$1,000	$1,022.81	$2.28	0.45%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%
R5 Class	$1,000	$1,023.31	$1.78	0.35%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 45.0%
Aerospace and Defense — 0.4%
Boeing Co. (The), 5.15%, 5/1/30	$70,000	$78,623
Boeing Co. (The), 5.81%, 5/1/50	180,000	217,950
Raytheon Technologies Corp., 4.125%, 11/16/28	220,000	260,709
		557,282
Airlines — 0.3%
Delta Air Lines, Inc., 7.375%, 1/15/26	50,000	52,486
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	246,000	252,670
Southwest Airlines Co., 5.125%, 6/15/27	228,000	248,822
		553,978
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	90,000	95,127
Automobiles — 0.9%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	270,000	275,569
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	200,000	197,848
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	200,000	197,272
General Motors Co., 5.15%, 4/1/38	100,000	106,163
General Motors Financial Co., Inc., 2.75%, 6/20/25	180,000	184,578
General Motors Financial Co., Inc., 2.70%, 8/20/27	225,000	224,325
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)	200,000	201,082
		1,386,837
Banks — 4.0%
Banco Santander SA, 3.50%, 4/11/22	400,000	414,979
Banistmo SA, 4.25%, 7/31/27(1)	200,000	203,652
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	390,000	392,977
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	150,000	170,146
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	174,000	181,755
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	300,000	307,620
Bank of America Corp., VRN, 3.00%, 12/20/23	325,000	341,446
Bank of America Corp., VRN, 3.42%, 12/20/28	60,000	66,917
BNP Paribas SA, VRN, 2.59%, 8/12/35(1)	400,000	389,335
BPCE SA, 5.15%, 7/21/24(1)	200,000	224,257
BPCE SA, VRN, 1.65%, 10/6/26(1)(2)	120,000	120,106
Citigroup, Inc., 4.05%, 7/30/22	80,000	84,973
Citigroup, Inc., VRN, 3.52%, 10/27/28	180,000	200,255
Citigroup, Inc., VRN, 2.57%, 6/3/31	240,000	252,802
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	265,815
Fifth Third BanCorp., 4.30%, 1/16/24	80,000	88,340
FNB Corp., 2.20%, 2/24/23	180,000	181,799
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	415,000	433,617
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	354,000	377,759
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	200,000	207,565
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	110,000	110,827
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	200,000	213,218
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	210,000	214,366
Wells Fargo & Co., 4.125%, 8/15/23	10,000	10,901
6

	Principal Amount/Shares	Value
Wells Fargo & Co., 3.00%, 10/23/26	$332,000	$362,909
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	80,000	83,559
Wells Fargo & Co., VRN, 2.19%, 4/30/26	155,000	161,223
Wells Fargo & Co., VRN, 3.07%, 4/30/41	130,000	135,480
		6,198,598
Beverages — 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	240,000	298,422
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	190,000	231,280
Coca-Cola Co. (The), 1.00%, 3/15/28	70,000	69,849
Constellation Brands, Inc., 4.75%, 12/1/25	140,000	166,592
PepsiCo, Inc., 1.625%, 5/1/30	80,000	82,296
		848,439
Biotechnology — 1.2%
AbbVie, Inc., 3.25%, 10/1/22(1)	60,000	62,764
AbbVie, Inc., 3.85%, 6/15/24(1)	100,000	109,631
AbbVie, Inc., 3.60%, 5/14/25	280,000	310,598
AbbVie, Inc., 3.20%, 11/21/29(1)	180,000	198,689
AbbVie, Inc., 4.55%, 3/15/35(1)	100,000	122,557
Amgen, Inc., 2.20%, 2/21/27	160,000	169,129
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	284,000	285,826
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	259,883
Gilead Sciences, Inc., 1.65%, 10/1/30	347,000	346,792
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	60,000	58,604
		1,924,473
Building Products — 0.4%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	260,000	269,588
Lennox International, Inc., 1.70%, 8/1/27	60,000	60,015
Standard Industries, Inc., 4.75%, 1/15/28(1)	224,000	232,960
Standard Industries, Inc., 4.375%, 7/15/30(1)	30,000	30,804
Standard Industries, Inc., 3.375%, 1/15/31(1)	60,000	59,332
		652,699
Capital Markets — 2.7%
Ares Capital Corp., 3.25%, 7/15/25	288,000	286,593
Ares Finance Co. II LLC, 3.25%, 6/15/30(1)	130,000	136,220
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(1)	510,000	527,422
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	184,000	203,309
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	434,000	480,132
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	224,000	236,840
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	70,000	71,696
Golub Capital BDC, Inc., 3.375%, 4/15/24(2)	240,000	239,899
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	391,000	408,566
Intercontinental Exchange, Inc., 1.85%, 9/15/32	100,000	99,742
LPL Holdings, Inc., 4.625%, 11/15/27(1)	250,000	253,281
Morgan Stanley, MTN, 4.875%, 11/1/22	138,000	149,323
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31	137,000	146,563
Morgan Stanley, VRN, 2.19%, 4/28/26	463,000	485,397
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	155,000	156,039
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	285,000	282,199
		4,163,221
7

	Principal Amount/Shares	Value
Chemicals — 0.5%
CF Industries, Inc., 4.50%, 12/1/26(1)	$130,000	$151,227
CF Industries, Inc., 5.15%, 3/15/34	110,000	130,230
Dow Chemical Co. (The), 3.60%, 11/15/50	230,000	233,565
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(1)	74,000	74,387
Westlake Chemical Corp., 3.375%, 6/15/30	120,000	129,036
		718,445
Commercial Services and Supplies — 0.5%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	29,000	29,101
RELX Capital, Inc., 3.00%, 5/22/30	140,000	153,283
Republic Services, Inc., 2.30%, 3/1/30	281,000	298,830
Waste Connections, Inc., 2.60%, 2/1/30	230,000	247,905
		729,119
Communications Equipment — 0.2%
Juniper Networks, Inc., 4.50%, 3/15/24	49,000	54,801
Motorola Solutions, Inc., 4.60%, 5/23/29	190,000	224,408
Motorola Solutions, Inc., 2.30%, 11/15/30	120,000	119,306
		398,515
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	280,000	286,199
Construction Materials — 0.4%
Cemex SAB de CV, 5.20%, 9/17/30(1)	200,000	201,230
Martin Marietta Materials, Inc., 2.50%, 3/15/30	227,000	236,726
Vulcan Materials Co., 3.50%, 6/1/30	130,000	145,788
		583,744
Consumer Finance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	150,000	154,655
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24	150,000	148,856
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	250,000	270,224
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	264,379
Navient Corp., 6.75%, 6/25/25	210,000	212,887
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	290,000	291,281
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	225,000	226,575
Synchrony Financial, 2.85%, 7/25/22	230,000	236,980
		1,805,837
Containers and Packaging — 0.6%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	200,000	203,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	200,000	204,000
Ball Corp., 2.875%, 8/15/30	60,000	59,400
Berry Global, Inc., 5.125%, 7/15/23	55,000	55,899
Berry Global, Inc., 4.875%, 7/15/26(1)	150,000	157,469
CCL Industries, Inc., 3.05%, 6/1/30(1)	140,000	149,640
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	65,000	67,559
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	97,000	98,261
		995,228
8

	Principal Amount/Shares	Value
Diversified Financial Services — 0.2%
Block Financial LLC, 3.875%, 8/15/30	$60,000	$60,392
GE Capital Funding LLC, 4.40%, 5/15/30(1)	200,000	215,395
		275,787
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 2.30%, 6/1/27	60,000	63,073
AT&T, Inc., 4.10%, 2/15/28	160,000	185,133
AT&T, Inc., 2.75%, 6/1/31	370,000	390,112
AT&T, Inc., 3.50%, 6/1/41	60,000	63,378
AT&T, Inc., 3.65%, 6/1/51	37,000	37,549
AT&T, Inc., 3.30%, 2/1/52	153,000	143,317
AT&T, Inc., 3.55%, 9/15/55(1)	35,000	33,645
Telecom Italia SpA, 5.30%, 5/30/24(1)	204,000	221,835
Telefonica Emisiones SA, 5.46%, 2/16/21	110,000	112,037
Verizon Communications, Inc., 3.15%, 3/22/30	217,000	245,649
Verizon Communications, Inc., 4.40%, 11/1/34	427,000	533,867
		2,029,595
Electric Utilities — 2.2%
AEP Texas, Inc., 2.10%, 7/1/30	140,000	144,153
AEP Transmission Co. LLC, 3.75%, 12/1/47	60,000	70,381
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	90,000	104,575
Commonwealth Edison Co., 3.20%, 11/15/49	90,000	98,907
DPL, Inc., 4.125%, 7/1/25(1)	100,000	104,770
DTE Electric Co., 2.25%, 3/1/30	130,000	138,542
Duke Energy Corp., 2.65%, 9/1/26	50,000	54,151
Duke Energy Florida LLC, 1.75%, 6/15/30	150,000	152,890
Duke Energy Florida LLC, 3.85%, 11/15/42	10,000	11,912
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	24,948
Duke Energy Progress LLC, 3.70%, 10/15/46	210,000	247,483
EDP Finance BV, 1.71%, 1/24/28(1)	210,000	209,042
Entergy Arkansas LLC, 2.65%, 6/15/51	80,000	80,774
Entergy Texas, Inc., 1.75%, 3/15/31(2)	280,000	278,171
Exelon Corp., 5.15%, 12/1/20	130,000	130,000
Exelon Corp., 4.45%, 4/15/46	60,000	72,847
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)	80,000	94,002
Florida Power & Light Co., 4.125%, 2/1/42	70,000	87,402
Florida Power & Light Co., 3.15%, 10/1/49	70,000	78,942
IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)	140,000	158,921
MidAmerican Energy Co., 4.40%, 10/15/44	140,000	177,781
Nevada Power Co., 2.40%, 5/1/30	91,000	97,931
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	100,000	107,750
Northern States Power Co., 2.60%, 6/1/51	70,000	71,250
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	80,000	88,006
PacifiCorp, 2.70%, 9/15/30	42,000	46,480
PacifiCorp, 3.30%, 3/15/51	150,000	168,811
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	150,000	148,769
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	10,000	11,202
Xcel Energy, Inc., 3.40%, 6/1/30	140,000	161,116
		3,421,909
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	96,000	100,180
9

	Principal Amount/Shares	Value
Entertainment — 0.5%
Netflix, Inc., 3.625%, 6/15/25(1)	$387,000	$404,995
Netflix, Inc., 4.875%, 4/15/28	89,000	99,603
Netflix, Inc., 5.875%, 11/15/28	27,000	32,265
Walt Disney Co. (The), 2.20%, 1/13/28	255,000	268,533
		805,396
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	40,000	49,375
Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	185,000	181,217
American Tower Corp., 3.375%, 10/15/26	70,000	77,560
Brixmor Operating Partnership LP, 4.05%, 7/1/30	100,000	107,455
CubeSmart LP, 2.00%, 2/15/31(2)	165,000	163,058
Equinix, Inc., 5.375%, 5/15/27	38,000	41,467
Essex Portfolio LP, 3.25%, 5/1/23	50,000	52,672
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	100,000	101,543
Healthcare Realty Trust, Inc., 2.05%, 3/15/31(2)	70,000	69,223
Highwoods Realty LP, 2.60%, 2/1/31	70,000	69,540
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	103,297
Iron Mountain, Inc., 5.00%, 7/15/28(1)	383,000	393,050
Kilroy Realty LP, 3.80%, 1/15/23	44,000	45,822
Kilroy Realty LP, 4.25%, 8/15/29	92,000	104,339
Kilroy Realty LP, 2.50%, 11/15/32	200,000	195,281
Kimco Realty Corp., 2.80%, 10/1/26	150,000	160,462
Kimco Realty Corp., 1.90%, 3/1/28	160,000	158,268
Lexington Realty Trust, 2.70%, 9/15/30	247,000	252,161
Mid-America Apartments LP, 1.70%, 2/15/31	165,000	162,874
National Retail Properties, Inc., 2.50%, 4/15/30	217,000	216,933
Realty Income Corp., 3.25%, 1/15/31	60,000	66,241
Regency Centers LP, 3.70%, 6/15/30	200,000	219,835
Retail Properties of America, Inc., 4.00%, 3/15/25	169,000	167,783
SBA Communications Corp., 3.875%, 2/15/27(1)	170,000	172,762
Spirit Realty LP, 3.20%, 2/15/31	120,000	117,227
Ventas Realty LP, 4.40%, 1/15/29	140,000	159,176
VEREIT Operating Partnership LP, 3.40%, 1/15/28	226,000	235,675
Welltower, Inc., 2.75%, 1/15/31	150,000	154,300
		3,998,596
Food and Staples Retailing — 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	50,000	49,741
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	260,000	271,310
Costco Wholesale Corp., 1.60%, 4/20/30	180,000	183,834
Kroger Co. (The), 3.875%, 10/15/46	130,000	147,539
Sysco Corp., 3.30%, 7/15/26	70,000	76,561
Sysco Corp., 5.95%, 4/1/30	300,000	379,566
Walmart, Inc., 4.05%, 6/29/48	100,000	130,633
		1,239,184
Food Products — 0.9%
Conagra Brands, Inc., 4.60%, 11/1/25	130,000	151,055
Kraft Heinz Foods Co., 3.875%, 5/15/27(1)	25,000	26,683
Kraft Heinz Foods Co., 3.75%, 4/1/30(1)	120,000	126,874
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	170,000	177,650
10

	Principal Amount/Shares	Value
Mars, Inc., 1.625%, 7/16/32(1)	$290,000	$287,918
Mondelez International, Inc., 2.75%, 4/13/30	321,000	350,199
Post Holdings, Inc., 4.625%, 4/15/30(1)	280,000	288,400
		1,408,779
Gas Utilities — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	150,000	164,686
CenterPoint Energy Resources Corp., 1.75%, 10/1/30(2)	131,000	131,424
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)	200,000	187,750
		483,860
Health Care Equipment and Supplies — 0.8%
Becton Dickinson and Co., 3.73%, 12/15/24	140,000	154,827
Becton Dickinson and Co., 2.82%, 5/20/30	190,000	205,183
Danaher Corp., 2.60%, 10/1/50(2)	160,000	156,355
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	140,000	152,352
Hologic, Inc., 3.25%, 2/15/29(1)	160,000	161,300
Stryker Corp., 1.95%, 6/15/30	220,000	224,508
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	195,000	218,914
		1,273,439
Health Care Providers and Services — 2.6%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	77,000	77,682
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	151,000	155,589
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)(2)	200,000	202,250
Anthem, Inc., 2.375%, 1/15/25	90,000	95,704
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	200,000	208,338
Centene Corp., 4.75%, 5/15/22	80,000	81,040
Centene Corp., 4.75%, 1/15/25	165,000	169,793
Centene Corp., 4.25%, 12/15/27	176,000	184,579
Centene Corp., 4.625%, 12/15/29	80,000	86,396
Cigna Corp., 2.40%, 3/15/30	130,000	134,696
CVS Health Corp., 4.30%, 3/25/28	110,000	128,843
CVS Health Corp., 1.75%, 8/21/30	130,000	127,553
CVS Health Corp., 4.78%, 3/25/38	80,000	97,051
DaVita, Inc., 4.625%, 6/1/30(1)	240,000	246,486
DaVita, Inc., 3.75%, 2/15/31(1)	49,000	47,337
IQVIA, Inc., 5.00%, 5/15/27(1)	345,000	362,435
Molina Healthcare, Inc., 5.375%, 11/15/22	200,000	209,375
Partners Healthcare System, Inc., 3.19%, 7/1/49	85,000	92,189
Tenet Healthcare Corp., 6.75%, 6/15/23	50,000	52,550
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	75,000	76,218
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	295,000	287,809
UnitedHealth Group, Inc., 3.75%, 7/15/25	170,000	194,208
UnitedHealth Group, Inc., 2.00%, 5/15/30	167,000	174,874
UnitedHealth Group, Inc., 4.75%, 7/15/45	70,000	94,740
Universal Health Services, Inc., 2.65%, 10/15/30(1)	455,000	454,099
		4,041,834
Hotels, Restaurants and Leisure — 0.6%
International Game Technology plc, 5.25%, 1/15/29(1)	375,000	379,821
Las Vegas Sands Corp., 3.90%, 8/8/29	200,000	200,579
Marriott International, Inc., 3.50%, 10/15/32	203,000	200,804
Yum! Brands, Inc., 3.625%, 3/15/31	100,000	100,187
		881,391
11

	Principal Amount/Shares	Value
Household Durables — 0.7%
D.R. Horton, Inc., 2.50%, 10/15/24	$160,000	$169,508
Lennar Corp., 4.75%, 11/29/27	100,000	114,300
Mattamy Group Corp., 4.625%, 3/1/30(1)	225,000	228,222
MDC Holdings, Inc., 3.85%, 1/15/30	410,000	430,244
Toll Brothers Finance Corp., 4.35%, 2/15/28	100,000	108,856
Toll Brothers Finance Corp., 3.80%, 11/1/29	120,000	127,350
		1,178,480
Household Products — 0.2%
Energizer Holdings, Inc., 4.75%, 6/15/28(1)	265,000	274,593
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc., 2.75%, 3/1/30	255,000	271,315
General Electric Co., 3.625%, 5/1/30	230,000	239,181
General Electric Co., 4.35%, 5/1/50	70,000	71,458
		581,954
Insurance — 2.1%
American International Group, Inc., 3.40%, 6/30/30	150,000	165,872
American International Group, Inc., 4.50%, 7/16/44	127,000	149,238
Athene Global Funding, 2.50%, 1/14/25(1)	110,000	113,477
Athene Global Funding, 2.55%, 6/29/25(1)	110,000	113,293
Athene Global Funding, 2.45%, 8/20/27(1)	85,000	87,359
Belrose Funding Trust, 2.33%, 8/15/30(1)	60,000	59,383
Chubb INA Holdings, Inc., 1.375%, 9/15/30	186,000	183,592
Five Corners Funding Trust II, 2.85%, 5/15/30(1)	575,000	620,970
Globe Life, Inc., 2.15%, 8/15/30	140,000	141,033
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(1)	197,000	196,748
Kemper Corp., 2.40%, 9/30/30	105,000	103,638
Liberty Mutual Group, Inc., 4.50%, 6/15/49(1)	60,000	72,791
Lincoln National Corp., 4.375%, 6/15/50	120,000	139,315
Markel Corp., 4.90%, 7/1/22	212,000	227,461
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(1)	200,000	204,264
Protective Life Global Funding, 1.74%, 9/21/30(1)	175,000	173,467
Prudential Financial, Inc., VRN, 5.875%, 9/15/42	100,000	105,482
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(1)	127,000	131,373
Unum Group, 4.50%, 3/15/25	150,000	166,852
WR Berkley Corp., 4.625%, 3/15/22	110,000	116,230
		3,271,838
Internet and Direct Marketing Retail — 0.3%
Expedia Group, Inc., 3.60%, 12/15/23(1)	165,000	168,693
QVC, Inc., 4.375%, 9/1/28	250,000	254,844
		423,537
IT Services — 0.5%
Fiserv, Inc., 3.50%, 7/1/29	90,000	102,699
Global Payments, Inc., 3.20%, 8/15/29	160,000	174,994
International Business Machines Corp., 1.70%, 5/15/27	200,000	207,041
International Business Machines Corp., 1.95%, 5/15/30	100,000	103,202
PayPal Holdings, Inc., 2.30%, 6/1/30	217,000	229,538
		817,474
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.10%, 6/4/30	150,000	154,085
12

	Principal Amount/Shares	Value
Machinery — 0.2%
Cummins, Inc., 2.60%, 9/1/50	$170,000	$166,841
Flowserve Corp., 3.50%, 10/1/30	160,000	158,743
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	60,000	63,309
		388,893
Media — 3.0%
Cable Onda SA, 4.50%, 1/30/30(1)	200,000	208,910
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	365,000	380,056
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	190,000	197,211
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	65,000	73,901
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	60,000	68,916
Comcast Corp., 1.95%, 1/15/31	170,000	175,029
Comcast Corp., 3.20%, 7/15/36	91,000	101,242
Comcast Corp., 3.75%, 4/1/40	60,000	70,287
Comcast Corp., 2.45%, 8/15/52	45,000	42,297
CSC Holdings LLC, 5.875%, 9/15/22	345,000	365,484
CSC Holdings LLC, 4.625%, 12/1/30(1)	225,000	226,376
Discovery Communications LLC, 3.625%, 5/15/30	65,000	72,418
Lamar Media Corp., 3.75%, 2/15/28(1)	305,000	304,047
Sirius XM Radio, Inc., 5.375%, 7/15/26(1)	307,000	320,262
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	298,000	311,718
TEGNA, Inc., 4.75%, 3/15/26(1)	60,000	61,422
TEGNA, Inc., 4.625%, 3/15/28(1)	307,000	300,952
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	133,000	156,398
ViacomCBS, Inc., 3.70%, 8/15/24	100,000	109,546
ViacomCBS, Inc., 4.75%, 5/15/25	180,000	206,722
ViacomCBS, Inc., 3.70%, 6/1/28	50,000	55,591
ViacomCBS, Inc., 4.20%, 5/19/32	120,000	137,355
Virgin Media Finance plc, 5.00%, 7/15/30(1)	470,000	468,238
VTR Finance NV, 6.375%, 7/15/28(1)	200,000	210,250
		4,624,628
Metals and Mining — 0.7%
Freeport-McMoRan, Inc., 4.625%, 8/1/30	100,000	105,323
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	300,000	328,350
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(1)	70,000	82,140
Novelis Corp., 4.75%, 1/30/30(1)	245,000	239,606
Steel Dynamics, Inc., 3.45%, 4/15/30	65,000	71,819
Steel Dynamics, Inc., 3.25%, 1/15/31	160,000	171,597
Teck Resources Ltd., 3.90%, 7/15/30(1)	60,000	62,889
		1,061,724
Multi-Utilities — 0.7%
Ameren Corp., 3.50%, 1/15/31	172,000	197,006
CenterPoint Energy, Inc., 4.25%, 11/1/28	120,000	143,084
Dominion Energy, Inc., 4.90%, 8/1/41	100,000	128,606
NiSource, Inc., 1.70%, 2/15/31	90,000	88,642
NiSource, Inc., 5.65%, 2/1/45	110,000	152,256
San Diego Gas & Electric Co., 1.70%, 10/1/30	70,000	69,526
Sempra Energy, 2.875%, 10/1/22	130,000	134,963
Sempra Energy, 3.25%, 6/15/27	100,000	109,997
13

	Principal Amount/Shares	Value
Sempra Energy, 4.00%, 2/1/48	$50,000	$56,361
		1,080,441
Oil, Gas and Consumable Fuels — 3.3%
Aker BP ASA, 3.75%, 1/15/30(1)	150,000	146,056
Aker BP ASA, 4.00%, 1/15/31(1)	160,000	158,104
Chevron Corp., 2.00%, 5/11/27	100,000	105,874
Chevron USA, Inc., 1.02%, 8/12/27	60,000	59,963
Concho Resources, Inc., 2.40%, 2/15/31	90,000	86,274
Diamondback Energy, Inc., 4.75%, 5/31/25	110,000	118,761
Diamondback Energy, Inc., 3.50%, 12/1/29	190,000	183,685
Energy Transfer Operating LP, 4.25%, 3/15/23	70,000	72,870
Enterprise Products Operating LLC, 4.85%, 3/15/44	200,000	227,770
Equinor ASA, 3.25%, 11/18/49	100,000	106,569
Exxon Mobil Corp., 1.57%, 4/15/23	170,000	174,998
Geopark Ltd., 6.50%, 9/21/24	200,000	188,800
Hess Corp., 3.50%, 7/15/24	120,000	122,863
HollyFrontier Corp., 4.50%, 10/1/30	160,000	155,204
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	161,000	203,035
MPLX LP, 2.65%, 8/15/30	120,000	117,936
MPLX LP, 4.50%, 4/15/38	50,000	51,232
MPLX LP, 5.20%, 3/1/47	70,000	75,400
Ovintiv, Inc., 6.50%, 2/1/38	30,000	27,293
Petroleos Mexicanos, 6.375%, 2/4/21	600,000	609,075
Petroleos Mexicanos, 4.875%, 1/24/22	350,000	354,730
Petroleos Mexicanos, 6.50%, 3/13/27	600,000	560,382
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	41,600
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	59,456
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	270,000	262,334
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	245,000	280,358
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30(1)	80,000	90,243
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	50,000	51,079
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	49,000	52,691
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(1)	100,000	108,235
Valero Energy Corp., 1.20%, 3/15/24	192,000	191,346
Williams Cos., Inc. (The), 4.55%, 6/24/24	135,000	149,654
		5,193,870
Paper and Forest Products — 0.2%
Boise Cascade Co., 4.875%, 7/1/30(1)	200,000	215,000
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	150,000	157,566
		372,566
Pharmaceuticals — 1.4%
AstraZeneca plc, 1.375%, 8/6/30	396,000	386,432
Bristol-Myers Squibb Co., 3.25%, 8/15/22	200,000	210,811
Bristol-Myers Squibb Co., 3.40%, 7/26/29	170,000	197,817
Elanco Animal Health, Inc., 4.91%, 8/27/21	150,000	154,312
Elanco Animal Health, Inc., 5.90%, 8/28/28	200,000	231,750
Royalty Pharma plc, 1.75%, 9/2/27(1)	255,000	255,192
Royalty Pharma plc, 2.20%, 9/2/30(1)	260,000	259,054
Upjohn, Inc., 2.70%, 6/22/30(1)	344,000	356,515
14

	Principal Amount/Shares	Value
Upjohn, Inc., 4.00%, 6/22/50(1)	$81,000	$86,689
		2,138,572
Professional Services — 0.2%
Jaguar Holding Co. II / PPD Development LP, 5.00%, 6/15/28(1)	340,000	355,300
Road and Rail — 0.7%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	205,765
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	134,026
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	210,000	263,571
CSX Corp., 3.25%, 6/1/27	170,000	192,532
Norfolk Southern Corp., 3.05%, 5/15/50	80,000	85,688
Union Pacific Corp., 2.40%, 2/5/30	110,000	118,663
Union Pacific Corp., 3.60%, 9/15/37	50,000	57,813
Union Pacific Corp., MTN, 3.55%, 8/15/39	80,000	91,517
		1,149,575
Semiconductors and Semiconductor Equipment — 0.9%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	53,000	56,583
Broadcom, Inc., 2.25%, 11/15/23	200,000	208,070
Broadcom, Inc., 3.15%, 11/15/25	230,000	248,361
Microchip Technology, Inc., 2.67%, 9/1/23(1)	280,000	290,056
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	211,444
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	360,000	377,775
Texas Instruments, Inc., 1.75%, 5/4/30	90,000	93,047
		1,485,336
Software — 0.3%
Microsoft Corp., 2.53%, 6/1/50	170,000	178,450
Oracle Corp., 2.80%, 4/1/27	65,000	71,459
Oracle Corp., 4.00%, 7/15/46	240,000	284,616
		534,525
Specialty Retail — 0.2%
AutoNation, Inc., 4.75%, 6/1/30	50,000	59,265
Home Depot, Inc. (The), 3.90%, 6/15/47	20,000	24,681
Home Depot, Inc. (The), 3.35%, 4/15/50	218,000	252,685
		336,631
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 2.55%, 8/20/60	190,000	190,451
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	168,000	184,295
EMC Corp., 3.375%, 6/1/23	290,000	299,115
Hewlett Packard Enterprise Co., 1.45%, 4/1/24	220,000	222,983
NetApp, Inc., 2.375%, 6/22/27	225,000	234,958
Seagate HDD Cayman, 4.875%, 3/1/24	64,000	69,674
Seagate HDD Cayman, 4.75%, 1/1/25	135,000	148,357
		1,349,833
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.625%, 7/10/25(1)	110,000	114,813
Trading Companies and Distributors — 0.3%
Air Lease Corp., MTN, 2.875%, 1/15/26	120,000	118,099
Aircastle Ltd., 5.25%, 8/11/25(1)	300,000	293,851
		411,950
Transportation Infrastructure — 0.1%
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)	200,000	208,341
15

	Principal Amount/Shares	Value
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	$220,000	$235,724
Wireless Telecommunication Services — 0.4%
Sprint Corp., 7.625%, 2/15/25	310,000	363,281
T-Mobile USA, Inc., 2.55%, 2/15/31(1)	165,000	171,159
Vodafone Group plc, 4.375%, 2/19/43	125,000	146,407
		680,847
TOTAL CORPORATE BONDS (Cost $68,074,852)		70,283,221
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 20.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 3.70%, (12-month LIBOR plus 1.80%), 2/1/38	49,494	52,369
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.82%), 6/1/38	31,173	32,932
FHLMC, VRN, 3.02%, (12-month LIBOR plus 1.76%), 9/1/40	23,347	24,381
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	20,903	22,061
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	13,850	14,230
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	318	319
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.65%), 6/1/43	9,128	9,206
FHLMC, VRN, 3.05%, (12-month LIBOR plus 1.64%), 9/1/47	149,962	156,688
FNMA, VRN, 2.47%, (6-month LIBOR plus 1.57%), 6/1/35	19,559	20,333
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	8,888	9,280
FNMA, VRN, 3.02%, (12-month LIBOR plus 1.77%), 10/1/40	33,656	34,964
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	65,923	68,958
		445,721
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 20.1%
FHLMC, 4.50%, 6/1/21	9	9
FHLMC, 5.50%, 1/1/38	4,257	4,953
FHLMC, 5.50%, 4/1/38	28,525	33,107
FNMA, 5.00%, 7/1/31	228,959	257,481
FNMA, 4.50%, 10/1/33	121,402	133,890
FNMA, 5.00%, 11/1/33	268,551	308,817
FNMA, 6.00%, 12/1/33	166,563	196,809
FNMA, 3.50%, 3/1/34	518,290	556,366
FNMA, 5.50%, 4/1/34	207,166	239,434
FNMA, 5.50%, 4/1/34	68,763	80,875
FNMA, 5.00%, 8/1/34	33,288	38,269
FNMA, 5.50%, 8/1/34	66,078	77,817
FNMA, 5.00%, 4/1/35	162,741	187,130
FNMA, 5.00%, 8/1/35	11,944	13,717
FNMA, 5.50%, 7/1/36	9,659	11,051
FNMA, 5.50%, 12/1/36	16,748	19,456
FNMA, 6.00%, 7/1/37	43,164	50,684
FNMA, 6.00%, 8/1/37	27,456	32,386
FNMA, 6.50%, 8/1/37	2,091	2,428
FNMA, 6.00%, 9/1/37	31,944	37,426
FNMA, 6.00%, 11/1/37	37,579	44,087
FNMA, 5.00%, 3/1/38	57,392	65,828
FNMA, 6.50%, 9/1/38	115,127	130,444
FNMA, 5.50%, 1/1/39	69,047	80,251
FNMA, 5.00%, 2/1/39	164,781	189,425
FNMA, 4.50%, 4/1/39	56,320	63,800
FNMA, 4.50%, 5/1/39	144,394	163,409
16

	Principal Amount/Shares	Value
FNMA, 6.50%, 5/1/39	$2,288	$2,686
FNMA, 4.50%, 10/1/39	248,740	282,400
FNMA, 4.00%, 10/1/40	256,996	289,600
FNMA, 4.50%, 11/1/40	239,841	270,098
FNMA, 4.00%, 8/1/41	353,274	393,644
FNMA, 4.50%, 9/1/41	212,436	239,202
FNMA, 3.50%, 5/1/42	325,881	355,992
FNMA, 3.50%, 6/1/42	371,677	409,683
FNMA, 3.50%, 9/1/42	224,445	241,397
FNMA, 3.50%, 5/1/45	669,690	722,554
FNMA, 3.50%, 2/1/47	1,722,843	1,857,664
FNMA, 3.50%, 7/1/47	1,239,642	1,312,213
FNMA, 6.50%, 8/1/47	756	820
FNMA, 6.50%, 9/1/47	1,527	1,650
FNMA, 6.50%, 9/1/47	74	80
FNMA, 6.50%, 9/1/47	805	871
FNMA, 4.00%, 6/1/48	1,298,491	1,387,536
FNMA, 4.00%, 10/1/48	599,846	639,335
FNMA, 3.50%, 5/1/49	286,114	301,667
FNMA, 3.00%, 3/1/50	603,394	632,489
FNMA, 3.00%, 6/1/50	327,787	343,817
FNMA, 3.00%, 6/1/50	298,422	313,015
FNMA, 3.00%, 6/1/50	3,353,705	3,526,197
FNMA, 3.00%, 8/1/50	1,174,467	1,235,493
GNMA, 2.50%, TBA	2,200,000	2,310,000
GNMA, 5.50%, 12/15/32	64,394	74,893
GNMA, 6.00%, 9/20/38	20,848	23,984
GNMA, 5.50%, 12/20/38	49,374	58,600
GNMA, 4.50%, 6/15/39	317,520	357,253
GNMA, 4.50%, 1/15/40	109,432	120,650
GNMA, 4.50%, 4/15/40	187,437	207,854
GNMA, 4.00%, 11/20/40	384,014	419,240
GNMA, 3.50%, 6/20/42	416,527	452,218
GNMA, 2.50%, 7/20/46	387,577	410,394
GNMA, 2.50%, 2/20/47	463,181	490,251
UMBS, 2.00%, TBA	6,000,000	6,202,969
UMBS, 2.50%, TBA	2,350,000	2,464,930
		31,372,688
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,009,982)		31,818,409
U.S. TREASURY SECURITIES — 16.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	300,000	421,219
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	937,617
U.S. Treasury Bonds, 1.125%, 5/15/40(3)	400,000	393,813
U.S. Treasury Bonds, 1.125%, 8/15/40	200,000	196,297
U.S. Treasury Bonds, 3.125%, 2/15/42	300,000	406,523
U.S. Treasury Bonds, 3.00%, 5/15/42	1,600,000	2,127,500
U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	522,406
U.S. Treasury Bonds, 3.625%, 2/15/44	200,000	292,305
U.S. Treasury Bonds, 3.125%, 8/15/44(3)	200,000	272,203
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	267,289
17

	Principal Amount/Shares	Value
U.S. Treasury Bonds, 2.50%, 2/15/45	$800,000	$984,844
U.S. Treasury Bonds, 3.00%, 5/15/45	1,100,000	1,473,055
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	268,750
U.S. Treasury Bonds, 3.375%, 11/15/48	800,000	1,164,219
U.S. Treasury Bonds, 2.25%, 8/15/49	2,000,000	2,378,984
U.S. Treasury Bonds, 2.00%, 2/15/50	200,000	226,266
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	1,114,223	1,246,757
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	2,930,653	3,259,228
U.S. Treasury Notes, 0.50%, 3/15/23	600,000	605,250
U.S. Treasury Notes, 0.25%, 6/15/23	1,500,000	1,503,926
U.S. Treasury Notes, 1.125%, 2/28/25	3,500,000	3,636,855
U.S. Treasury Notes, 0.25%, 5/31/25	700,000	699,945
U.S. Treasury Notes, 1.375%, 8/31/26	500,000	529,473
U.S. Treasury Notes, 1.625%, 9/30/26	100,000	107,426
U.S. Treasury Notes, 1.125%, 2/28/27	200,000	209,031
U.S. Treasury Notes, 0.50%, 4/30/27	400,000	401,828
U.S. Treasury Notes, 0.50%, 6/30/27	400,000	401,437
U.S. Treasury Notes, 0.625%, 5/15/30	300,000	298,969
TOTAL U.S. TREASURY SECURITIES (Cost $22,585,134)		25,233,415
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.9%
Private Sponsor Collateralized Mortgage Obligations — 7.2%
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	566,000	591,895
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	72,987	73,733
COLT Mortgage Loan Trust, Series 2020-2, Class M1, VRN, 5.25%, 3/25/65(1)	540,000	565,495
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.80%, (1-month LIBOR plus 3.65%), 2/25/40(1)	300,000	287,355
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	841	750
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	154,935	156,157
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	154,673	155,885
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, VRN, 5.24%, 5/25/65(1)	830,000	882,737
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.04%, 10/25/34	39,879	39,815
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(1)	86,225	87,446
GCAT Trust, Series 2020-NQM2, Class A2 SEQ, 2.27%, 4/25/65(1)	720,835	731,834
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.35%, 9/27/60(1)	676,421	679,586
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(1)	823,558	824,796
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	13,429	13,671
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.23%, 11/21/34	38,977	39,424
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.07%, 11/25/35	79,588	77,369
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(1)	591,892	596,311
18

	Principal Amount/Shares	Value
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	$112,702	$122,687
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.65%, (1-month LIBOR plus 1.50%), 6/25/57(1)	188,902	189,478
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	179,487	186,497
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	44,254	44,539
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.95%, 7/25/34	48,908	48,928
Verus Securitization Trust, Series 2017-1A, Class B2, VRN, 5.98%, 1/25/47(1)	800,000	828,840
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(1)	673,275	685,274
Verus Securitization Trust, Series 2019-4, Class M1, VRN, 3.21%, 11/25/59(1)	750,000	765,987
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(1)	308,685	315,143
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	800,000	831,122
Verus Securitization Trust, Series 2020-4, Class A3 SEQ, 2.32%, 5/25/65(1)	466,589	469,431
Vista Point Securitization Trust, Series 2020-1, Class A2 SEQ, VRN, 2.77%, 3/25/65(1)	750,000	758,006
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	204,550	199,920
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.97%, 10/25/36	150	142
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.00%, 4/25/36	75,025	70,481
		11,320,734
U.S. Government Agency Collateralized Mortgage Obligations — 5.7%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	837,370	768,430
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	444,029	411,527
FHLMC, Series 2014-DN3, Class M3, VRN, 4.15%, (1-month LIBOR plus 4.00%), 8/25/24	304,867	311,955
FHLMC, Series 2015-DNA1, Class M3, VRN, 3.45%, (1-month LIBOR plus 3.30%), 10/25/27	171,043	174,670
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.40%, (1-month LIBOR plus 3.25%), 5/25/25	175,000	175,769
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	322,307	333,864
FHLMC, Series 2016-DNA4, Class M3, VRN, 3.95%, (1-month LIBOR plus 3.80%), 3/25/29	404,256	420,313
FHLMC, Series 2018-DNA1, Class M2, VRN, 1.95%, (1-month LIBOR plus 1.80%), 7/25/30	87,200	85,987
FHLMC, Series 2019-DNA3, Class M2, VRN, 2.20%, (1-month LIBOR plus 2.05%), 7/25/49(1)	162,659	159,931
FHLMC, Series 2020-DNA2, Class M2, VRN, 2.00%, (1-month LIBOR plus 1.85%), 2/25/50(1)	250,000	244,708
FHLMC, Series 2020-DNA3, Class B1, VRN, 5.25%, (1-month LIBOR plus 5.10%), 6/25/50(1)	250,000	257,274
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 6/25/50(1)	200,000	201,594
19

	Principal Amount/Shares	Value
FHLMC, Series 2020-DNA4, Class M2, VRN, 3.90%, (1-month LIBOR plus 3.75%), 8/25/50(1)	$350,000	$356,484
FHLMC, Series 2020-HQA2, Class M2, VRN, 3.25%, (1-month LIBOR plus 3.10%), 3/25/50(1)	250,000	247,850
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.75%, (1-month LIBOR plus 3.60%), 7/25/50(1)	380,000	383,803
FHLMC, Series 2020-HQA4, Class M2, VRN, 3.30%, (1-month LIBOR plus 3.15%), 9/25/50(1)	200,000	200,344
FHLMC, Series 3397, Class GF, VRN, 0.65%, (1-month LIBOR plus 0.50%), 12/15/37	69,156	70,174
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	350,541	308,288
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	265,503	261,791
FNMA, Series 2014-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 7/25/24	615,395	540,530
FNMA, Series 2014-C03, Class 2M2, VRN, 3.05%, (1-month LIBOR plus 2.90%), 7/25/24	71,442	70,444
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	138,425	144,127
FNMA, Series 2014-C04, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 11/25/24	345,067	353,923
FNMA, Series 2015-C02, Class 1M2, VRN, 4.15%, (1-month LIBOR plus 4.00%), 5/25/25	119,417	121,325
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	180,994	185,873
FNMA, Series 2015-C04, Class 1M2, VRN, 5.85%, (1-month LIBOR plus 5.70%), 4/25/28	186,257	193,642
FNMA, Series 2016-C01, Class 1M2, VRN, 6.90%, (1-month LIBOR plus 6.75%), 8/25/28	88,789	92,448
FNMA, Series 2016-C01, Class 2M2, VRN, 7.10%, (1-month LIBOR plus 6.95%), 8/25/28	356,674	383,028
FNMA, Series 2016-C03, Class 2M2, VRN, 6.05%, (1-month LIBOR plus 5.90%), 10/25/28	93,047	98,633
FNMA, Series 2016-C06, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 4/25/29	315,721	324,165
FNMA, Series 2017-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 10/25/29	206,666	206,493
FNMA, Series 2017-C05, Class 1M2, VRN, 2.35%, (1-month LIBOR plus 2.20%), 1/25/30	220,929	218,775
FNMA, Series 2017-C06, Class 2M2, VRN, 2.95%, (1-month LIBOR plus 2.80%), 2/25/30	469,206	470,090
FNMA, Series 2017-C07, Class 1M2, VRN, 2.55%, (1-month LIBOR plus 2.40%), 5/25/30	106,487	104,911
		8,883,163
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,089,801)		20,203,897
COLLATERALIZED LOAN OBLIGATIONS — 4.4%
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 2.82%, (3-month LIBOR plus 2.55%), 1/20/33(1)	200,000	200,762
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class B, VRN, 2.40%, (3-month LIBOR plus 2.20%), 10/20/31(1)(2)	1,000,000	1,000,000
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.48%, (3-month LIBOR plus 1.20%), 1/15/29(1)	375,000	376,062
Atrium IX, Series 2009A, Class BR, VRN, 2.01%, (3-month LIBOR plus 1.75%), 5/28/30(1)	275,000	273,617
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.72%, (3-month LIBOR plus 1.45%), 4/20/31(1)	250,000	242,117
20

	Principal Amount/Shares	Value
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.67%, (3-month LIBOR plus 1.40%), 4/17/31(1)	$200,000	$196,696
Deer Creek CLO Ltd., Series 2017-1A, Class A, VRN, 1.45%, (3-month LIBOR plus 1.18%), 10/20/30(1)	250,000	247,595
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A2LR, VRN, 1.93%, (3-month LIBOR plus 1.65%), 8/15/30(1)	150,000	147,394
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 2.88%, (3-month LIBOR plus 1.70%), 4/15/33(1)	500,000	504,585
Elmwood CLO V Ltd., Series 2020-2A, Class B, VRN, 2.48%, (3-month LIBOR plus 2.20%), 7/24/31(1)	375,000	378,244
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 1.57%, (3-month LIBOR plus 1.30%), 10/20/32(1)	300,000	299,674
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.87%, (3-month LIBOR plus 1.60%), 7/20/31(1)	150,000	146,990
KKR CLO Ltd., Series 2030A, Class B1, VRN, 2.22%, (3-month LIBOR plus 2.00%), 10/17/31(1)	500,000	500,001
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.875%, (3-month LIBOR plus 1.60%), 1/15/33(1)	100,000	100,553
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.78%, (3-month LIBOR plus 1.50%), 4/15/31(1)	100,000	98,497
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.125%, (3-month LIBOR plus 1.85%), 1/15/33(1)	350,000	353,661
Magnetite XXIV Ltd., Series 2019-24A, Class C, VRN, 2.83%, (3-month LIBOR plus 2.55%), 1/15/33(1)	250,000	249,998
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class BS, VRN, 2.17%, (3-month LIBOR plus 1.90%), 4/21/31(1)	250,000	248,150
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 2.125%, (3-month LIBOR plus 1.85%), 10/15/32(1)	200,000	199,540
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.10%, (3-month LIBOR plus 1.85%), 4/20/31(1)	350,000	350,930
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 4/18/31(1)	150,000	148,562
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.02%, (3-month LIBOR plus 1.75%), 4/18/31(1)	200,000	199,345
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 1.64%, (3-month LIBOR plus 1.40%), 4/25/31(1)	350,000	339,119
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,801,678)		6,802,092
ASSET-BACKED SECURITIES — 3.7%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	82,034	83,430
DT Auto Owner Trust, Series 2020-3A, Class C, 1.47%, 6/15/26(1)	800,000	802,914
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	244,066	260,010
Goodgreen, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	399,370	403,468
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	35,563	35,744
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	215,759	223,285
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	325,000	328,818
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	1,000,000	1,033,123
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	51,060	51,123
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	221,297	228,593
21

	Principal Amount/Shares	Value
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)	$291,949	$292,502
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	300,000	322,684
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	479,487	498,883
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	191,972	205,590
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	500,000	509,235
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	61,676	50,951
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	167,927	168,235
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	194,041	201,071
TOTAL ASSET-BACKED SECURITIES (Cost $5,562,382)		5,699,659
MUNICIPAL SECURITIES — 2.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	180,000	278,222
California State University Rev., 2.98%, 11/1/51	225,000	236,203
Chicago GO, 7.05%, 1/1/29	50,000	54,148
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	120,000	158,034
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	110,775
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	95,000	100,943
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	135,000	140,468
Houston GO, 3.96%, 3/1/47	50,000	62,202
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	80,000	100,759
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	50,000	63,536
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	66,835
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	65,782
New York State Dormitory Authority Rev., 3.19%, 2/15/43	85,000	92,680
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	130,000	136,629
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	95,994
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	65,000	103,880
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	101,273
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	155,000	169,449
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	175,000	242,139
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	150,000	215,502
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	50,000	75,115
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	50,000	72,590
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	100,000	128,055
State of California GO, 4.60%, 4/1/38	10,000	11,918
State of California GO, 7.55%, 4/1/39	130,000	227,727
State of California GO, 7.30%, 10/1/39	5,000	8,220
State of California GO, 7.60%, 11/1/40	25,000	45,092
State of Washington GO, 5.14%, 8/1/40	90,000	132,190
University of Texas System Rev., 5.00%, 8/15/40	90,000	134,329
TOTAL MUNICIPAL SECURITIES (Cost $2,750,457)		3,430,689
22

	Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.7%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	$190,000	$192,185
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21	330,000	339,499
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27	200,000	215,100
Egypt — 0.1%
Egypt Government International Bond, 8.50%, 1/31/47	200,000	194,171
Jordan — 0.3%
Jordan Government International Bond, 7.375%, 10/10/47	200,000	199,454
Jordan Government International Bond, 7.375%, 10/10/47	200,000	199,415
		398,869
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25	200,000	199,155
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	90,000	143,712
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	100,000	100,819
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	60,000	61,575
Republic of Poland Government International Bond, 3.00%, 3/17/23	100,000	106,181
		167,756
Russia — 0.2%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47	200,000	265,412
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	200,000	180,703
Turkey — 0.1%
Turkey Government International Bond, 6.875%, 3/17/36	200,000	188,024
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45	80,000	95,300
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,593,135)		2,680,705
PREFERRED STOCKS — 0.7%
Banks — 0.3%
Citigroup, Inc., 4.375%	100,000	97,854
JPMorgan Chase & Co., 4.60%	413,000	405,256
		503,110
Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The), 4.17%	242,000	238,140
Morgan Stanley, 3.89%	145,000	136,847
		374,987
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets plc, 4.375%	160,000	167,200
TOTAL PREFERRED STOCKS (Cost $987,484)		1,045,297
BANK LOAN OBLIGATIONS(4) — 0.4%
Health Care Providers and Services — 0.1%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.65%, (1-month LIBOR plus 2.50%), 2/16/23	193,560	192,350
Life Sciences Tools and Services — 0.2%
Avantor Funding, Inc., USD Term Loan B3, 11/21/24(5)	350,000	345,917
23

	Principal Amount/Shares	Value
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 3.15%, (1-month LIBOR plus 3.00%), 6/2/25	$119,285	$117,148
TOTAL BANK LOAN OBLIGATIONS (Cost $659,569)		655,415
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $651,179), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $638,531)		638,530
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/23, valued at $983,296), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $964,001)		964,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,602,530)		1,602,530
TOTAL INVESTMENT SECURITIES — 108.6% (Cost $162,717,004)		169,455,329
OTHER ASSETS AND LIABILITIES(6) — (8.6)%		(13,371,749)
TOTAL NET ASSETS — 100.0%		$156,083,580

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,029,652	USD	387,619	Goldman Sachs & Co.	12/16/20	$(26,966)
CAD	265,531	USD	201,640	Morgan Stanley	12/16/20	(2,159)
USD	103,120	CAD	135,983	Morgan Stanley	12/16/20	962
USD	97,623	CAD	129,548	Morgan Stanley	12/16/20	300
USD	548,205	CLP	417,759,561	Goldman Sachs & Co.	12/16/20	15,662
COP	943,036,977	USD	243,868	Goldman Sachs & Co.	12/16/20	1,590
USD	542,793	COP	2,004,779,109	Goldman Sachs & Co.	12/16/20	20,979
USD	192,513	CZK	4,322,347	UBS AG	12/16/20	5,089
IDR	2,873,343,103	USD	191,250	Goldman Sachs & Co.	12/16/20	435
INR	56,863,583	USD	767,892	UBS AG	12/16/20	(653)
JPY	70,830,305	USD	672,977	Bank of America N.A.	12/16/20	(698)
KZT	75,334,934	USD	172,767	Goldman Sachs & Co.	12/21/20	(2,014)
MXN	11,811,622	USD	555,271	Morgan Stanley	12/16/20	(25,610)
MYR	1,138,998	USD	276,859	Goldman Sachs & Co.	12/16/20	(3,264)
USD	135,692	MYR	569,704	Goldman Sachs & Co.	12/16/20	(1,154)
NOK	1,772,646	USD	197,171	Goldman Sachs & Co.	12/16/20	(7,090)
USD	189,566	NOK	1,772,646	Goldman Sachs & Co.	12/16/20	(515)
USD	548,514	PHP	26,698,362	UBS AG	12/16/20	(904)
SEK	1,719,505	USD	194,295	Goldman Sachs & Co.	12/16/20	(2,118)
TWD	16,143,375	USD	560,089	UBS AG	12/16/20	3,317
						$(24,811)
24

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1	December 2020	$220,961	$53
U.S. Treasury 5-Year Notes	27	December 2020	3,402,844	314
U.S. Treasury 10-Year Notes	13	December 2020	1,813,906	2,299
U.S. Treasury Long Bonds	2	December 2020	352,563	1,808
U.S. Treasury Ultra Bonds	5	December 2020	1,109,062	(2,160)
			$6,899,336	$2,314

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	78	December 2020	$12,473,906	$(44,107)

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$3,711,300	$169,044	$(364,453)	$(195,409)

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,500,000	$(393)	$(17,776)	$(18,169)
25

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
TWD	-	Taiwanese Dollar
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $48,052,934, which represented 30.8% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $418,294.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(6)Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.
26

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $162,717,004)	$169,455,329
Receivable for investments sold	6,868,164
Receivable for capital shares sold	54,903
Receivable for variation margin on futures contracts	17,051
Receivable for variation margin on swap agreements	421
Unrealized appreciation on forward foreign currency exchange contracts	48,334
Interest receivable	911,584
177,355,786

Liabilities
Disbursements in excess of demand deposit cash	55,575
Payable for investments purchased	20,604,014
Payable for capital shares redeemed	453,833
Payable for variation margin on swap agreements	5,258
Unrealized depreciation on forward foreign currency exchange contracts	73,145
Accrued management fees	65,230
Distribution and service fees payable	6,792
Dividends payable	8,359
21,272,206

Net Assets	$156,083,580

Net Assets Consist of:
Capital paid in	$149,568,854
Distributable earnings	6,514,726
$156,083,580

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$92,878,785	8,192,732	$11.34
I Class	$29,579,901	2,609,573	$11.34
A Class	$19,191,485	1,692,644	$11.34*
C Class	$3,182,764	280,744	$11.34
R Class	$655,385	57,811	$11.34
R5 Class	$10,595,260	935,035	$11.33
*Maximum offering price $11.87 (net asset value divided by 0.955).

See Notes to Financial Statements.
27

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,063,344

Expenses:
Management fees	435,591
Distribution and service fees:
A Class	22,844
C Class	16,917
R Class	1,514
Trustees' fees and expenses	5,651
Other expenses	699
483,216
Fees waived(1)	(49,623)
433,593

Net investment income (loss)	1,629,751

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,193,283
Forward foreign currency exchange contract transactions	165,565
Futures contract transactions	(110,613)
Swap agreement transactions	166,446
Foreign currency translation transactions	10
2,414,691

Change in net unrealized appreciation (depreciation) on:
Investments	5,329,711
Forward foreign currency exchange contracts	95,523
Futures contracts	(50,015)
Swap agreements	(402,513)
4,972,706

Net realized and unrealized gain (loss)	7,387,397

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,017,148

(1)Amount consists of $29,212, $9,691, $5,988, $1,152, $198 and $3,382 for Investor Class, I Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.
28

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$1,629,751	$3,895,076
Net realized gain (loss)	2,414,691	2,921,143
Change in net unrealized appreciation (depreciation)	4,972,706	(535,560)
Net increase (decrease) in net assets resulting from operations	9,017,148	6,280,659

Distributions to Shareholders
From earnings:
Investor Class	(906,719)	(2,163,108)
I Class	(311,941)	(689,767)
A Class	(161,768)	(356,726)
C Class	(16,592)	(52,918)
R Class	(4,591)	(12,206)
R5 Class	(113,357)	(277,529)
Decrease in net assets from distributions	(1,514,968)	(3,552,254)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,266,565	(4,054,437)

Net increase (decrease) in net assets	11,768,745	(1,326,032)

Net Assets
Beginning of period	144,314,835	145,640,867
End of period	$156,083,580	$144,314,835

See Notes to Financial Statements.

29

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

30

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

31

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. From April 1, 2020 through July 31, 2020, the investment advisor agreed to waive 0.10% of the fund's management fee. Effective August 1, 2020, the investment advisor terminated the waiver and decreased the annual management fee by 0.10%.
32

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended September 30, 2020 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range*	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.61%	0.54%
I Class		0.1500% to 0.2100%	0.51%	0.44%
A Class		0.2500% to 0.3100%	0.61%	0.54%
C Class		0.2500% to 0.3100%	0.61%	0.54%
R Class		0.2500% to 0.3100%	0.61%	0.54%
R5 Class		0.0500% to 0.1100%	0.41%	0.34%
*Prior to August 1, 2020, the Investment Category Fee range was 0.3425% to 0.4600%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $62,434 and there were no interfund sales.
4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $191,907,471, of which $108,391,873 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $167,245,430, of which $104,581,143 represented U.S. Treasury and Government Agency obligations.

33

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,401,648	$15,775,961	2,506,142	$27,310,053
Issued in reinvestment of distributions	77,096	868,602	190,348	2,066,899
Redeemed	(1,206,346)	(13,523,292)	(5,168,305)	(55,406,182)
	272,398	3,121,271	(2,471,815)	(26,029,230)
I Class
Sold	547,545	6,125,745	3,133,903	33,458,643
Issued in reinvestment of distributions	27,689	311,847	63,351	689,594
Redeemed	(564,399)	(6,324,887)	(1,192,245)	(12,963,639)
	10,835	112,705	2,005,009	21,184,598
A Class
Sold	293,433	3,278,707	457,399	4,956,897
Issued in reinvestment of distributions	14,088	158,728	32,150	349,426
Redeemed	(161,769)	(1,814,747)	(422,311)	(4,573,516)
	145,752	1,622,688	67,238	732,807
C Class
Sold	18,831	212,455	106,541	1,152,608
Issued in reinvestment of distributions	1,435	16,179	4,631	50,273
Redeemed	(75,815)	(847,292)	(102,204)	(1,106,668)
	(55,549)	(618,658)	8,968	96,213
R Class
Sold	20,402	226,874	20,423	222,603
Issued in reinvestment of distributions	403	4,539	1,105	12,000
Redeemed	(8,180)	(91,747)	(34,601)	(378,490)
	12,625	139,666	(13,073)	(143,887)
R5 Class
Sold	102,397	1,150,131	184,585	1,999,196
Issued in reinvestment of distributions	10,073	113,357	25,541	277,519
Redeemed	(123,785)	(1,374,595)	(202,549)	(2,171,653)
	(11,315)	(111,107)	7,577	105,062
Net increase (decrease)	374,746	$4,266,565	(396,096)	$(4,054,437)
34

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$70,283,221	—
U.S. Government Agency Mortgage-Backed Securities	—	31,818,409	—
U.S. Treasury Securities	—	25,233,415	—
Collateralized Mortgage Obligations	—	20,203,897	—
Collateralized Loan Obligations	—	6,802,092	—
Asset-Backed Securities	—	5,699,659	—
Municipal Securities	—	3,430,689	—
Sovereign Governments and Agencies	—	2,680,705	—
Preferred Stocks	—	1,045,297	—
Bank Loan Obligations	—	655,415	—
Temporary Cash Investments	—	1,602,530	—
	—	$169,455,329	—
Other Financial Instruments
Futures Contracts	$4,474	—	—
Forward Foreign Currency Exchange Contracts	—	$48,334	—
	$4,474	$48,334	—

Liabilities
Other Financial Instruments
Futures Contracts	$46,267	—	—
Swap Agreements	—	$213,578	—
Forward Foreign Currency Exchange Contracts	—	73,145	—
	$46,267	$286,723	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $8,328,117.
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $13,867,897.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $6,993,263 futures contracts purchased and $7,341,669 futures contracts sold.

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Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $2,000,000.

Value of Derivative Instruments as of September 30, 2020
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$5,258
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$48,334	Unrealized depreciation on forward foreign currency exchange contracts	73,145
Interest Rate Risk	Receivable for variation margin on futures contracts*	17,051	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	421	Payable for variation margin on swap agreements*	—
		$65,806		$78,403

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2020
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$120,219	Change in net unrealized appreciation (depreciation) on swap agreements	$(469,793)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	165,565	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	95,523
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(110,613)	Change in net unrealized appreciation (depreciation) on futures contracts	(50,015)
Other Contracts	Net realized gain (loss) on swap agreement transactions	46,227	Change in net unrealized appreciation (depreciation) on swap agreements	67,280
		$221,398		$(357,005)

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8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$162,751,158
Gross tax appreciation of investments	$7,339,775
Gross tax depreciation of investments	(635,604)
Net tax appreciation (depreciation) of investments	$6,704,171

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(2,050,453) and accumulated long-term capital losses of $(205,703), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$10.78	0.12	0.55	0.67	(0.11)	$11.34	6.26%	0.55%(4)	0.62%(4)	2.17%(4)	2.10%(4)	107%	$92,879
2020	$10.56	0.29	0.19	0.48	(0.26)	$10.78	4.57%	0.55%	0.65%	2.64%	2.54%	129%	$85,343
2019	$10.59	0.33	0.03	0.36	(0.39)	$10.56	3.55%	0.58%	0.65%	3.17%	3.10%	139%	$109,760
2018	$10.71	0.30	(0.09)	0.21	(0.33)	$10.59	1.92%	0.63%	0.65%	2.80%	2.78%	144%	$118,329
2017	$10.82	0.27	(0.08)	0.19	(0.30)	$10.71	1.76%	0.62%	0.65%	2.52%	2.49%	150%	$84,193
2016	$11.02	0.27	(0.16)	0.11	(0.31)	$10.82	1.02%	0.63%	0.65%	2.53%	2.51%	145%	$90,012
I Class
2020(3)	$10.77	0.13	0.56	0.69	(0.12)	$11.34	6.22%	0.45%(4)	0.52%(4)	2.27%(4)	2.20%(4)	107%	$29,580
2020	$10.56	0.30	0.18	0.48	(0.27)	$10.77	4.67%	0.45%	0.55%	2.74%	2.64%	129%	$27,999
2019	$10.58	0.34	0.04	0.38	(0.40)	$10.56	3.76%	0.48%	0.55%	3.27%	3.20%	139%	$6,269
2018(5)	$10.73	0.31	(0.13)	0.18	(0.33)	$10.58	1.65%	0.53%(4)	0.55%(4)	2.97%(4)	2.95%(4)	144%(6)	$3,441

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$10.78	0.11	0.55	0.66	(0.10)	$11.34	6.12%	0.80%(4)	0.87%(4)	1.92%(4)	1.85%(4)	107%	$19,191
2020	$10.56	0.26	0.19	0.45	(0.23)	$10.78	4.31%	0.80%	0.90%	2.39%	2.29%	129%	$16,670
2019	$10.59	0.30	0.04	0.34	(0.37)	$10.56	3.30%	0.83%	0.90%	2.92%	2.85%	139%	$15,630
2018	$10.71	0.27	(0.09)	0.18	(0.30)	$10.59	1.67%	0.88%	0.90%	2.55%	2.53%	144%	$14,139
2017	$10.82	0.25	(0.09)	0.16	(0.27)	$10.71	1.51%	0.87%	0.90%	2.27%	2.24%	150%	$27,498
2016	$11.02	0.24	(0.16)	0.08	(0.28)	$10.82	0.77%	0.88%	0.90%	2.28%	2.26%	145%	$28,220
C Class
2020(3)	$10.77	0.07	0.56	0.63	(0.06)	$11.34	5.81%	1.55%(4)	1.62%(4)	1.17%(4)	1.10%(4)	107%	$3,183
2020	$10.56	0.18	0.18	0.36	(0.15)	$10.77	3.45%	1.55%	1.65%	1.64%	1.54%	129%	$3,623
2019	$10.58	0.23	0.04	0.27	(0.29)	$10.56	2.62%	1.58%	1.65%	2.17%	2.10%	139%	$3,457
2018	$10.71	0.19	(0.10)	0.09	(0.22)	$10.58	0.81%	1.63%	1.65%	1.80%	1.78%	144%	$5,179
2017	$10.82	0.17	(0.09)	0.08	(0.19)	$10.71	0.76%	1.62%	1.65%	1.52%	1.49%	150%	$6,955
2016	$11.01	0.16	(0.15)	0.01	(0.20)	$10.82	0.11%	1.63%	1.65%	1.53%	1.51%	145%	$8,618

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$10.77	0.09	0.56	0.65	(0.08)	$11.34	5.99%	1.05%(4)	1.12%(4)	1.67%(4)	1.60%(4)	107%	$655
2020	$10.56	0.23	0.19	0.42	(0.21)	$10.77	4.05%	1.05%	1.15%	2.14%	2.04%	129%	$487
2019	$10.59	0.28	0.03	0.31	(0.34)	$10.56	3.04%	1.08%	1.15%	2.67%	2.60%	139%	$615
2018	$10.71	0.24	(0.09)	0.15	(0.27)	$10.59	1.41%	1.13%	1.15%	2.30%	2.28%	144%	$775
2017	$10.82	0.22	(0.08)	0.14	(0.25)	$10.71	1.26%	1.12%	1.15%	2.02%	1.99%	150%	$1,472
2016	$11.01	0.22	(0.16)	0.06	(0.25)	$10.82	0.61%	1.13%	1.15%	2.03%	2.01%	145%	$2,649
R5 Class
2020(3)	$10.77	0.13	0.55	0.68	(0.12)	$11.33	6.37%	0.35%(4)	0.42%(4)	2.37%(4)	2.30%(4)	107%	$10,595
2020	$10.56	0.31	0.18	0.49	(0.28)	$10.77	4.68%	0.35%	0.45%	2.84%	2.74%	129%	$10,193
2019	$10.58	0.35	0.04	0.39	(0.41)	$10.56	3.86%	0.38%	0.45%	3.37%	3.30%	139%	$9,910
2018	$10.71	0.33	(0.11)	0.22	(0.35)	$10.58	2.03%	0.43%	0.45%	3.00%	2.98%	144%	$9,315
2017	$10.82	0.30	(0.09)	0.21	(0.32)	$10.71	1.97%	0.42%	0.45%	2.72%	2.69%	150%	$3,535
2016	$11.02	0.29	(0.16)	0.13	(0.33)	$10.82	1.23%	0.43%	0.45%	2.73%	2.71%	145%	$1,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
43

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with
44

the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to
45

Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board and the Advisor agreed to a permanent change to the Fund's fee schedule that should have the effect of lowering the Fund's annual unified management fee by approximately 0.10% (e.g., the Investor Class unified fee will be reduced from 0.64% to 0.54%), beginning August 1, 2020. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.
46

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.
47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90813 2011

Semiannual Report

September 30, 2020

Diversified Bond Fund
Investor Class (ADFIX)
I Class (ACBPX)
Y Class (ADVYX)
A Class (ADFAX)
C Class (CDBCX)
R Class (ADVRX)
R5 Class (ADRVX)
R6 Class (ADDVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Portfolio at a Glance
Average Duration (effective)	5.9 years
Weighted Average Life to Maturity	8.3 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	34.1%
U.S. Treasury Securities	29.9%
U.S. Government Agency Mortgage-Backed Securities	23.9%
Collateralized Mortgage Obligations	6.2%
Collateralized Loan Obligations	4.2%
Asset-Backed Securities	4.1%
Municipal Securities	2.1%
Sovereign Governments and Agencies	0.9%
U.S. Government Agency Securities	0.9%
Preferred Stocks	0.1%
Temporary Cash Investments	3.7%
Other Assets and Liabilities	(10.1)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,047.80	$3.08	0.60%
I Class	$1,000	$1,047.90	$2.05	0.40%
Y Class	$1,000	$1,048.00	$1.90	0.37%
A Class	$1,000	$1,046.50	$4.36	0.85%
C Class	$1,000	$1,042.60	$8.19	1.60%
R Class	$1,000	$1,045.20	$5.64	1.10%
R5 Class	$1,000	$1,048.80	$2.05	0.40%
R6 Class	$1,000	$1,049.00	$1.80	0.35%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
I Class	$1,000	$1,023.06	$2.03	0.40%
Y Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%
R5 Class	$1,000	$1,023.06	$2.03	0.40%
R6 Class	$1,000	$1,023.31	$1.78	0.35%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 34.1%
Aerospace and Defense — 0.4%
Boeing Co. (The), 5.15%, 5/1/30	$1,020,000	$1,145,657
Boeing Co. (The), 5.81%, 5/1/50	2,780,000	3,366,120
Raytheon Technologies Corp., 4.125%, 11/16/28	3,320,000	3,934,330
		8,446,107
Airlines — 0.3%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	3,760,000	3,861,954
Southwest Airlines Co., 5.125%, 6/15/27	3,071,000	3,351,465
		7,213,419
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	1,400,000	1,479,759
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	5,810,000	5,929,831
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,320,000	1,305,797
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	2,730,000	2,692,763
General Motors Co., 5.15%, 4/1/38	1,350,000	1,433,202
General Motors Financial Co., Inc., 2.75%, 6/20/25	2,850,000	2,922,480
General Motors Financial Co., Inc., 2.70%, 8/20/27	3,992,000	3,980,021
		18,264,094
Banks — 4.2%
Banco Santander SA, 3.50%, 4/11/22	4,200,000	4,357,281
Banco Santander SA, 2.75%, 5/28/25	3,380,000	3,557,249
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	4,420,000	4,453,735
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	2,612,000	2,728,410
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	4,100,000	4,204,138
Bank of America Corp., VRN, 3.00%, 12/20/23	3,772,000	3,962,882
Bank of America Corp., VRN, 3.42%, 12/20/28	4,800,000	5,353,382
Barclays plc, VRN, 2.65%, 6/24/31	1,700,000	1,698,424
BBVA Bancomer SA, 1.875%, 9/18/25(1)	3,920,000	3,834,740
BNP Paribas SA, VRN, 2.59%, 8/12/35(1)	3,860,000	3,757,083
BPCE SA, 5.15%, 7/21/24(1)	2,380,000	2,668,662
BPCE SA, VRN, 1.65%, 10/6/26(1)(2)	1,880,000	1,881,667
Citigroup, Inc., VRN, 3.11%, 4/8/26	3,212,000	3,460,753
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,765,000	1,963,610
Citigroup, Inc., VRN, 2.57%, 6/3/31	2,540,000	2,675,489
Cooperatieve Rabobank UA, 3.95%, 11/9/22	4,970,000	5,284,398
DNB Bank ASA, VRN, 1.13%, 9/16/26(1)	2,400,000	2,395,728
FNB Corp., 2.20%, 2/24/23	3,330,000	3,363,277
HSBC Holdings plc, VRN, 2.01%, 9/22/28	1,886,000	1,867,643
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24	5,020,000	5,524,728
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	3,330,000	3,479,384
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	4,800,000	5,122,153
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	2,898,000	3,007,625
Natwest Group plc, VRN, 2.36%, 5/22/24	846,000	868,766
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26	2,665,000	2,625,080
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	806,000	812,062
Sumitomo Mitsui Trust Bank Ltd., 1.05%, 9/12/25(1)	1,060,000	1,065,098
6

	Principal Amount	Value
Wells Fargo & Co., 4.125%, 8/15/23	$2,170,000	$2,365,450
Wells Fargo & Co., 3.00%, 10/23/26	4,550,000	4,973,603
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	890,000	929,594
Wells Fargo & Co., VRN, 2.19%, 4/30/26	1,200,000	1,248,179
Wells Fargo & Co., VRN, 3.07%, 4/30/41	2,110,000	2,198,941
		97,689,214
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	2,820,000	3,506,464
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	4,610,000	5,611,575
Coca-Cola Co. (The), 1.00%, 3/15/28	750,000	748,386
PepsiCo, Inc., 1.625%, 5/1/30	500,000	514,349
		10,380,774
Biotechnology — 1.0%
AbbVie, Inc., 3.25%, 10/1/22(1)	6,880,000	7,196,915
AbbVie, Inc., 3.20%, 11/21/29(1)	3,680,000	4,062,085
AbbVie, Inc., 4.40%, 11/6/42	810,000	965,274
Gilead Sciences, Inc., 3.65%, 3/1/26	5,710,000	6,451,869
Gilead Sciences, Inc., 1.65%, 10/1/30	2,673,000	2,671,400
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	967,000	944,501
		22,292,044
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	910,000	910,227
Capital Markets — 2.1%
Ares Capital Corp., 3.25%, 7/15/25	4,618,000	4,595,440
Ares Finance Co. II LLC, 3.25%, 6/15/30(1)	2,060,000	2,158,560
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)	2,020,000	2,109,026
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(1)	4,975,000	5,144,955
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	1,527,000	1,687,245
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	8,120,000	8,983,106
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	2,285,000	2,415,975
Golub Capital BDC, Inc., 3.375%, 4/15/24(2)	3,770,000	3,768,408
Intercontinental Exchange, Inc., 1.85%, 9/15/32	1,830,000	1,825,285
Morgan Stanley, MTN, 4.875%, 11/1/22	2,185,000	2,364,282
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31	1,195,000	1,278,418
Morgan Stanley, VRN, 2.19%, 4/28/26	6,509,000	6,823,865
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	2,630,000	2,647,636
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	3,470,000	3,435,896
		49,238,097
Chemicals — 0.4%
CF Industries, Inc., 4.50%, 12/1/26(1)	2,580,000	3,001,270
CF Industries, Inc., 5.15%, 3/15/34	1,640,000	1,941,620
Dow Chemical Co. (The), 3.60%, 11/15/50	3,620,000	3,676,107
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(1)	1,132,000	1,137,918
		9,756,915
Commercial Services and Supplies — 0.4%
RELX Capital, Inc., 3.00%, 5/22/30	1,505,000	1,647,787
Republic Services, Inc., 2.30%, 3/1/30	3,420,000	3,637,006
Waste Connections, Inc., 2.60%, 2/1/30	3,810,000	4,106,594
		9,391,387
Communications Equipment — 0.1%
Juniper Networks, Inc., 4.50%, 3/15/24	527,000	589,389
7

	Principal Amount	Value
Motorola Solutions, Inc., 2.30%, 11/15/30	$1,820,000	$1,809,473
		2,398,862
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	4,130,000	4,221,440
Construction Materials — 0.3%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	4,060,000	4,233,959
Vulcan Materials Co., 3.50%, 6/1/30	2,150,000	2,411,108
		6,645,067
Consumer Finance — 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	6,320,000	6,516,152
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24	2,260,000	2,242,759
Capital One Bank USA N.A., 3.375%, 2/15/23	4,900,000	5,181,819
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	3,460,000	3,484,215
Synchrony Financial, 2.85%, 7/25/22	3,536,000	3,643,307
		21,068,252
Containers and Packaging†
Ball Corp., 2.875%, 8/15/30	950,000	940,500
Diversified Consumer Services — 0.1%
Pepperdine University, 3.30%, 12/1/59	2,800,000	3,082,825
Diversified Financial Services — 0.4%
Block Financial LLC, 3.875%, 8/15/30	940,000	946,137
Deutsche Bank AG, VRN, 3.55%, 9/18/31	1,290,000	1,298,999
GE Capital Funding LLC, 4.40%, 5/15/30(1)	4,100,000	4,415,598
NatWest Markets plc, 2.375%, 5/21/23(1)	1,424,000	1,466,945
		8,127,679
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 2.30%, 6/1/27	930,000	977,626
AT&T, Inc., 2.75%, 6/1/31	5,145,000	5,424,668
AT&T, Inc., 3.50%, 6/1/41	800,000	845,045
AT&T, Inc., 3.65%, 6/1/51	691,000	701,253
AT&T, Inc., 3.30%, 2/1/52	2,525,000	2,365,195
AT&T, Inc., 3.55%, 9/15/55(1)	1,766,000	1,697,649
Deutsche Telekom International Finance BV, 1.95%, 9/19/21(1)	2,370,000	2,396,863
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	1,150,000	1,204,494
Verizon Communications, Inc., 3.15%, 3/22/30	1,890,000	2,139,524
Verizon Communications, Inc., 4.40%, 11/1/34	7,163,000	8,955,715
		26,708,032
Electric Utilities — 2.6%
AEP Texas, Inc., 2.10%, 7/1/30	2,290,000	2,357,929
AEP Transmission Co. LLC, 3.75%, 12/1/47	1,020,000	1,196,480
American Electric Power Co., Inc., 3.20%, 11/13/27	2,050,000	2,255,984
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,900,000	2,105,457
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	2,700,000	3,137,262
Commonwealth Edison Co., 3.20%, 11/15/49	1,017,000	1,117,655
DTE Electric Co., 2.25%, 3/1/30	2,370,000	2,525,720
Duke Energy Florida LLC, 1.75%, 6/15/30	2,500,000	2,548,174
Duke Energy Florida LLC, 3.85%, 11/15/42	2,070,000	2,465,840
Duke Energy Progress LLC, 4.15%, 12/1/44	1,100,000	1,372,121
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,686,956
EDP Finance BV, 1.71%, 1/24/28(1)	3,170,000	3,155,542
Entergy Arkansas LLC, 2.65%, 6/15/51	1,190,000	1,201,507
8

	Principal Amount	Value
Entergy Texas, Inc., 1.75%, 3/15/31(2)	$4,260,000	$4,232,168
Exelon Corp., 5.15%, 12/1/20	1,700,000	1,700,000
Exelon Corp., 4.45%, 4/15/46	1,842,000	2,236,394
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)	1,570,000	1,844,786
Florida Power & Light Co., 3.15%, 10/1/49	1,450,000	1,635,220
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,666,723
Nevada Power Co., 2.40%, 5/1/30	1,690,000	1,818,716
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	1,860,000	2,098,835
Northern States Power Co., 2.60%, 6/1/51	1,080,000	1,099,280
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	1,450,000	1,595,114
PacifiCorp, 2.70%, 9/15/30	687,000	760,273
PacifiCorp, 3.30%, 3/15/51	2,130,000	2,397,117
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,857,013
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	2,390,000	2,370,384
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,570,000	1,758,704
Xcel Energy, Inc., 3.40%, 6/1/30	2,320,000	2,669,922
		60,867,276
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	1,755,000	1,831,409
Entertainment — 0.4%
Netflix, Inc., 3.625%, 6/15/25(1)	2,622,000	2,743,923
Netflix, Inc., 4.875%, 4/15/28	2,142,000	2,397,177
Netflix, Inc., 5.875%, 11/15/28	600,000	716,994
Walt Disney Co. (The), 2.20%, 1/13/28	4,050,000	4,264,935
		10,123,029
Equity Real Estate Investment Trusts (REITs) — 2.2%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	670,000	827,037
Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	2,870,000	2,811,321
American Tower Corp., 3.375%, 10/15/26	1,330,000	1,473,632
Brixmor Operating Partnership LP, 4.05%, 7/1/30	1,465,000	1,574,218
CubeSmart LP, 2.00%, 2/15/31(2)	2,455,000	2,426,107
Equinix, Inc., 5.375%, 5/15/27	571,000	623,095
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,803,497
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	1,900,000	1,929,314
Healthcare Realty Trust, Inc., 2.05%, 3/15/31(2)	1,005,000	993,845
Highwoods Realty LP, 2.60%, 2/1/31	970,000	963,629
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,625,000	1,678,573
Kilroy Realty LP, 3.80%, 1/15/23	3,380,000	3,519,953
Kilroy Realty LP, 2.50%, 11/15/32	2,800,000	2,733,930
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	4,182,699
Kimco Realty Corp., 1.90%, 3/1/28	1,740,000	1,721,166
Lexington Realty Trust, 2.70%, 9/15/30	3,620,000	3,695,636
Mid-America Apartments LP, 1.70%, 2/15/31	2,065,000	2,038,387
National Retail Properties, Inc., 2.50%, 4/15/30	2,666,000	2,665,183
Realty Income Corp., 3.25%, 1/15/31	935,000	1,032,260
Regency Centers LP, 3.70%, 6/15/30	1,800,000	1,978,511
Scentre Group Trust 2, VRN, 4.75%, 9/24/80(1)	2,040,000	2,026,452
Spirit Realty LP, 3.20%, 2/15/31	1,840,000	1,797,475
VEREIT Operating Partnership LP, 3.40%, 1/15/28	3,078,000	3,209,769
Welltower, Inc., 2.75%, 1/15/31	2,360,000	2,427,647
		50,133,336
9

	Principal Amount	Value
Food and Staples Retailing — 0.5%
Costco Wholesale Corp., 1.60%, 4/20/30	$2,980,000	$3,043,479
Kroger Co. (The), 3.875%, 10/15/46	2,080,000	2,360,623
Sysco Corp., 5.95%, 4/1/30	4,710,000	5,959,182
		11,363,284
Food Products — 0.3%
Mars, Inc., 1.625%, 7/16/32(1)	3,070,000	3,047,961
Mondelez International, Inc., 2.75%, 4/13/30	2,814,000	3,069,969
		6,117,930
Gas Utilities — 0.2%
CenterPoint Energy Resources Corp., 1.75%, 10/1/30(2)	2,031,000	2,037,570
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)	2,500,000	2,346,875
		4,384,445
Health Care Equipment and Supplies — 0.4%
Becton Dickinson and Co., 3.73%, 12/15/24	1,181,000	1,306,074
Danaher Corp., 2.60%, 10/1/50(2)	2,360,000	2,306,238
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	1,120,000	1,218,814
Stryker Corp., 1.95%, 6/15/30	2,390,000	2,438,971
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	2,125,000	2,385,606
		9,655,703
Health Care Providers and Services — 1.0%
Anthem, Inc., 2.375%, 1/15/25	710,000	754,997
Cigna Corp., 2.40%, 3/15/30	2,430,000	2,517,786
CVS Health Corp., 4.30%, 3/25/28	3,810,000	4,462,651
CVS Health Corp., 1.75%, 8/21/30	2,020,000	1,981,984
CVS Health Corp., 4.78%, 3/25/38	1,480,000	1,795,445
Duke University Health System, Inc., 3.92%, 6/1/47	1,000,000	1,258,165
Partners Healthcare System, Inc., 3.19%, 7/1/49	1,695,000	1,838,361
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,000,000	2,284,798
UnitedHealth Group, Inc., 2.00%, 5/15/30	1,343,000	1,406,321
Universal Health Services, Inc., 2.65%, 10/15/30(1)	4,675,000	4,665,744
		22,966,252
Hotels, Restaurants and Leisure — 0.3%
Las Vegas Sands Corp., 3.90%, 8/8/29	1,460,000	1,464,227
Marriott International, Inc., 3.50%, 10/15/32	3,227,000	3,192,094
McDonald's Corp., MTN, 4.70%, 12/9/35	1,270,000	1,626,232
		6,282,553
Household Durables — 0.4%
D.R. Horton, Inc., 2.55%, 12/1/20	2,420,000	2,428,263
D.R. Horton, Inc., 2.50%, 10/15/24	2,640,000	2,796,879
Lennar Corp., 4.75%, 4/1/21	3,290,000	3,326,272
		8,551,414
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc., 2.75%, 3/1/30	4,495,000	4,782,587
General Electric Co., 3.625%, 5/1/30	2,490,000	2,589,397
General Electric Co., 4.35%, 5/1/50	1,210,000	1,235,208
		8,607,192
Insurance — 1.9%
American International Group, Inc., 3.40%, 6/30/30	2,850,000	3,151,564
American International Group, Inc., 4.50%, 7/16/44	1,782,000	2,094,037
Athene Global Funding, 2.50%, 1/14/25(1)	1,795,000	1,851,744
Athene Global Funding, 2.55%, 6/29/25(1)	1,790,000	1,843,587
10

	Principal Amount	Value
Athene Global Funding, 2.45%, 8/20/27(1)	$1,289,000	$1,324,781
Belrose Funding Trust, 2.33%, 8/15/30(1)	920,000	910,535
Chubb INA Holdings, Inc., 1.375%, 9/15/30	2,811,000	2,774,613
Five Corners Funding Trust II, 2.85%, 5/15/30(1)	2,755,000	2,975,255
Globe Life, Inc., 2.15%, 8/15/30	2,190,000	2,206,157
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(1)	3,105,000	3,101,028
Kemper Corp., 2.40%, 9/30/30	1,570,000	1,549,636
Liberty Mutual Group, Inc., 4.50%, 6/15/49(1)	1,100,000	1,334,498
Lincoln National Corp., 4.375%, 6/15/50	3,205,000	3,720,884
Markel Corp., 4.90%, 7/1/22	3,120,000	3,347,544
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(1)	3,160,000	3,227,371
Protective Life Global Funding, 1.74%, 9/21/30(1)	3,600,000	3,568,463
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(1)	1,457,000	1,507,167
Unum Group, 4.50%, 3/15/25	1,835,000	2,041,155
WR Berkley Corp., 4.625%, 3/15/22	1,875,000	1,981,186
		44,511,205
Internet and Direct Marketing Retail — 0.1%
Expedia Group, Inc., 3.60%, 12/15/23(1)	2,651,000	2,710,337
IT Services — 0.5%
Fiserv, Inc., 3.50%, 7/1/29	1,500,000	1,711,652
Global Payments, Inc., 3.20%, 8/15/29	3,040,000	3,324,876
International Business Machines Corp., 1.70%, 5/15/27	2,200,000	2,277,451
International Business Machines Corp., 1.95%, 5/15/30	1,100,000	1,135,227
PayPal Holdings, Inc., 2.30%, 6/1/30	2,661,000	2,814,751
		11,263,957
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.10%, 6/4/30	1,200,000	1,232,676
Machinery — 0.1%
Cummins, Inc., 2.60%, 9/1/50	2,710,000	2,659,638
Media — 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	3,775,000	4,335,985
Comcast Corp., 1.95%, 1/15/31	1,600,000	1,647,329
Comcast Corp., 3.20%, 7/15/36	1,271,000	1,414,056
Comcast Corp., 3.75%, 4/1/40	800,000	937,154
Comcast Corp., 2.45%, 8/15/52	1,300,000	1,221,906
Discovery Communications LLC, 3.625%, 5/15/30	700,000	779,885
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	2,158,000	2,537,652
ViacomCBS, Inc., 4.75%, 5/15/25	2,845,000	3,267,360
ViacomCBS, Inc., 3.70%, 6/1/28	679,000	754,921
ViacomCBS, Inc., 4.20%, 5/19/32	1,400,000	1,602,476
		18,498,724
Metals and Mining — 0.4%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	5,900,000	6,457,550
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(1)	1,140,000	1,337,715
Steel Dynamics, Inc., 3.45%, 4/15/30	1,330,000	1,469,532
Teck Resources Ltd., 3.90%, 7/15/30(1)	930,000	974,774
		10,239,571
Multi-Utilities — 0.8%
Ameren Corp., 3.50%, 1/15/31	2,940,000	3,367,419
CenterPoint Energy, Inc., 4.25%, 11/1/28	2,500,000	2,980,922
Dominion Energy, Inc., 4.90%, 8/1/41	1,945,000	2,501,389
11

	Principal Amount	Value
NiSource, Inc., 1.70%, 2/15/31	$1,410,000	$1,388,727
NiSource, Inc., 5.65%, 2/1/45	2,080,000	2,879,022
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,050,000	1,042,888
Sempra Energy, 2.875%, 10/1/22	1,820,000	1,889,482
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,869,956
Sempra Energy, 4.00%, 2/1/48	1,500,000	1,690,827
		19,610,632
Oil, Gas and Consumable Fuels — 2.7%
Aker BP ASA, 3.75%, 1/15/30(1)	3,600,000	3,505,354
Aker BP ASA, 4.00%, 1/15/31(1)	640,000	632,418
BP Capital Markets America, Inc., 1.75%, 8/10/30	1,750,000	1,739,358
Chevron Corp., 2.00%, 5/11/27	1,640,000	1,736,332
Chevron USA, Inc., 1.02%, 8/12/27	950,000	949,413
CNOOC Finance Ltd., 4.25%, 1/26/21	4,975,000	5,028,133
Concho Resources, Inc., 2.40%, 2/15/31	1,330,000	1,274,930
Diamondback Energy, Inc., 3.50%, 12/1/29	3,290,000	3,180,658
Ecopetrol SA, 5.875%, 5/28/45	1,220,000	1,331,325
Energy Transfer Operating LP, 4.25%, 3/15/23	4,740,000	4,934,334
Energy Transfer Operating LP, 4.90%, 3/15/35	3,470,000	3,397,752
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,410,000	2,744,630
Equinor ASA, 1.75%, 1/22/26	1,630,000	1,691,851
Equinor ASA, 3.25%, 11/18/49	1,170,000	1,246,855
Exxon Mobil Corp., 1.57%, 4/15/23	2,760,000	2,841,142
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,740,000	3,455,384
MPLX LP, 5.25%, 1/15/25	2,950,000	3,058,532
MPLX LP, 2.65%, 8/15/30	1,920,000	1,886,980
MPLX LP, 4.50%, 4/15/38	1,130,000	1,157,830
Ovintiv, Inc., 6.50%, 2/1/38	690,000	627,736
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,189,192
Petroleos Mexicanos, 6.50%, 3/13/27	800,000	747,176
Petroleos Mexicanos, 5.50%, 6/27/44	700,000	520,243
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	4,190,000	4,071,033
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,000,000	4,577,269
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(1)	1,690,000	1,829,163
Valero Energy Corp., 1.20%, 3/15/24	2,940,000	2,929,990
		63,285,013
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	2,550,000	2,678,617
Pharmaceuticals — 1.0%
AstraZeneca plc, 1.375%, 8/6/30	3,633,000	3,545,222
Bristol-Myers Squibb Co., 3.25%, 8/15/22	5,180,000	5,460,006
Bristol-Myers Squibb Co., 3.40%, 7/26/29	2,950,000	3,432,702
Royalty Pharma plc, 1.75%, 9/2/27(1)	3,281,000	3,283,467
Royalty Pharma plc, 2.20%, 9/2/30(1)	2,640,000	2,630,389
Upjohn, Inc., 2.70%, 6/22/30(1)	4,509,000	4,673,037
Upjohn, Inc., 4.00%, 6/22/50(1)	872,000	933,250
		23,958,073
Road and Rail — 0.9%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	3,750,000	3,858,103
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	5,160,001
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,070,000	1,342,955
12

	Principal Amount	Value
CSX Corp., 3.25%, 6/1/27	$3,490,000	$3,952,574
Norfolk Southern Corp., 3.05%, 5/15/50	1,380,000	1,478,126
Union Pacific Corp., 2.40%, 2/5/30	1,800,000	1,941,750
Union Pacific Corp., 3.60%, 9/15/37	1,730,000	2,000,338
Union Pacific Corp., MTN, 3.55%, 8/15/39	1,210,000	1,384,193
		21,118,040
Semiconductors and Semiconductor Equipment — 0.6%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	846,000	903,198
Broadcom, Inc., 2.25%, 11/15/23	2,400,000	2,496,836
Broadcom, Inc., 3.15%, 11/15/25	2,770,000	2,991,137
Microchip Technology, Inc., 2.67%, 9/1/23(1)	2,645,000	2,739,990
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	3,950,000	4,176,018
Texas Instruments, Inc., 1.75%, 5/4/30	1,450,000	1,499,095
		14,806,274
Software — 0.3%
Microsoft Corp., 2.53%, 6/1/50	2,765,000	2,902,434
Oracle Corp., 4.00%, 7/15/46	3,495,000	4,144,728
		7,047,162
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.50%, 4/15/27	1,960,000	2,133,710
Home Depot, Inc. (The), 3.90%, 6/15/47	2,750,000	3,393,638
Home Depot, Inc. (The), 3.35%, 4/15/50	1,629,000	1,888,182
		7,415,530
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 2.55%, 8/20/60	2,990,000	2,997,100
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	2,446,000	2,683,252
EMC Corp., 3.375%, 6/1/23	4,650,000	4,796,149
Hewlett Packard Enterprise Co., 1.45%, 4/1/24	3,500,000	3,547,448
NetApp, Inc., 2.375%, 6/22/27	3,410,000	3,560,922
Seagate HDD Cayman, 4.875%, 3/1/24	1,007,000	1,096,273
Seagate HDD Cayman, 4.75%, 1/1/25	2,170,000	2,384,701
		21,065,845
Trading Companies and Distributors — 0.2%
Air Lease Corp., MTN, 2.875%, 1/15/26	1,770,000	1,741,954
Aircastle Ltd., 5.25%, 8/11/25(1)	3,575,000	3,501,727
		5,243,681
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	2,300,000	2,464,388
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 2.55%, 2/15/31(1)	2,500,000	2,593,325
Vodafone Group plc, 4.375%, 2/19/43	1,230,000	1,440,641
		4,033,966
TOTAL CORPORATE BONDS (Cost $758,740,357)		792,981,846
U.S. TREASURY SECURITIES — 29.9%
U.S. Treasury Bills, 0.14%, 9/9/21(3)	20,000,000	19,978,562
U.S. Treasury Bonds, 5.00%, 5/15/37	2,000,000	3,240,859
U.S. Treasury Bonds, 4.50%, 5/15/38	9,000,000	14,062,149
U.S. Treasury Bonds, 3.50%, 2/15/39	1,780,000	2,499,231
U.S. Treasury Bonds, 1.125%, 5/15/40	13,500,000	13,291,172
U.S. Treasury Bonds, 1.125%, 8/15/40	2,900,000	2,846,305
U.S. Treasury Bonds, 3.125%, 11/15/41	5,000,000	6,758,203
13

	Principal Amount	Value
U.S. Treasury Bonds, 3.125%, 2/15/42	$20,000,000	$27,101,562
U.S. Treasury Bonds, 3.00%, 5/15/42	12,800,000	17,020,000
U.S. Treasury Bonds, 2.75%, 11/15/42	8,500,000	10,886,973
U.S. Treasury Bonds, 3.625%, 2/15/44	2,000,000	2,923,047
U.S. Treasury Bonds, 2.50%, 2/15/45	13,000,000	16,003,711
U.S. Treasury Bonds, 2.50%, 2/15/46	3,400,000	4,198,602
U.S. Treasury Bonds, 3.375%, 11/15/48(4)	38,000,000	55,300,391
U.S. Treasury Bonds, 2.25%, 8/15/49	10,700,000	12,727,566
U.S. Treasury Bonds, 2.375%, 11/15/49	3,000,000	3,663,633
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	15,700,415	17,567,944
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	21,727,255	24,163,240
U.S. Treasury Notes, 1.125%, 8/31/21(4)	1,000,000	1,008,842
U.S. Treasury Notes, 0.125%, 6/30/22	15,000,000	14,997,656
U.S. Treasury Notes, 1.625%, 12/15/22	15,000,000	15,493,066
U.S. Treasury Notes, 0.50%, 3/15/23	25,000,000	25,218,750
U.S. Treasury Notes, 1.50%, 3/31/23	10,000,000	10,337,109
U.S. Treasury Notes, 0.25%, 4/15/23	34,000,000	34,091,641
U.S. Treasury Notes, 0.125%, 5/15/23	16,000,000	15,990,625
U.S. Treasury Notes, 0.25%, 6/15/23	20,000,000	20,052,344
U.S. Treasury Notes, 0.125%, 9/15/23	45,000,000	44,959,570
U.S. Treasury Notes, 1.125%, 2/28/25	84,000,000	87,284,531
U.S. Treasury Notes, 0.50%, 3/31/25	4,000,000	4,045,938
U.S. Treasury Notes, 0.25%, 5/31/25	15,000,000	14,998,828
U.S. Treasury Notes, 0.25%, 8/31/25	35,000,000	34,968,555
U.S. Treasury Notes, 1.125%, 2/28/27	20,500,000	21,425,703
U.S. Treasury Notes, 0.625%, 3/31/27	69,000,000	69,881,367
U.S. Treasury Notes, 0.50%, 8/31/27	21,500,000	21,553,750
U.S. Treasury Notes, 0.625%, 5/15/30	4,000,000	3,986,250
TOTAL U.S. TREASURY SECURITIES (Cost $648,300,395)		694,527,675
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 23.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.9%
FHLMC, VRN, 3.52%, (1-year H15T1Y plus 2.26%), 4/1/37	291,384	308,695
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.82%), 6/1/38	650,491	687,215
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.88%), 7/1/40	331,742	348,442
FHLMC, VRN, 3.02%, (12-month LIBOR plus 1.76%), 9/1/40	420,245	438,856
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	278,701	294,149
FHLMC, VRN, 3.42%, (12-month LIBOR plus 1.86%), 7/1/41	922,161	972,082
FHLMC, VRN, 3.19%, (12-month LIBOR plus 1.63%), 5/1/43	216,132	225,215
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	8,732	8,785
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.65%), 6/1/43	192,329	193,973
FHLMC, VRN, 3.17%, (12-month LIBOR plus 1.62%), 6/1/44	1,087,551	1,134,207
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	1,996,069	2,076,416
FNMA, VRN, 3.77%, (12-month LIBOR plus 1.72%), 12/1/37	237,780	241,497
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	194,425	202,994
FNMA, VRN, 2.54%, (12-month LIBOR plus 1.79%), 8/1/40	649,683	673,795
FNMA, VRN, 3.02%, (12-month LIBOR plus 1.77%), 10/1/40	747,669	776,721
FNMA, VRN, 2.46%, (12-month LIBOR plus 1.75%), 8/1/41	605,859	633,044
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.57%), 3/1/43	166,212	172,227
FNMA, VRN, 3.56%, (12-month LIBOR plus 1.58%), 1/1/45	1,083,958	1,125,054
FNMA, VRN, 2.62%, (12-month LIBOR plus 1.60%), 4/1/46	5,833,558	6,040,525
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	4,898,932	5,114,883
		21,668,775
14

	Principal Amount	Value
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 23.0%
FHLMC, 5.00%, 1/1/21	$10,442	$11,006
FHLMC, 5.00%, 4/1/21	2,301	2,425
FHLMC, 7.00%, 9/1/27	1,058	1,193
FHLMC, 6.50%, 1/1/28	1,684	1,886
FHLMC, 7.00%, 2/1/28	276	312
FHLMC, 6.50%, 3/1/29	10,537	11,911
FHLMC, 6.50%, 6/1/29	13,161	14,752
FHLMC, 7.00%, 8/1/29	1,114	1,249
FHLMC, 5.00%, 4/1/31	1,590,387	1,788,862
FHLMC, 5.00%, 5/1/31	2,212,615	2,488,710
FHLMC, 6.50%, 5/1/31	11,625	13,019
FHLMC, 6.50%, 6/1/31	1,303	1,459
FHLMC, 5.50%, 12/1/33	144,833	168,745
FHLMC, 6.00%, 9/1/35	2,188,348	2,595,422
FHLMC, 5.50%, 12/1/37	154,638	179,011
FHLMC, 5.50%, 1/1/38	237,169	275,970
FHLMC, 6.00%, 2/1/38	1,159,073	1,369,504
FHLMC, 5.50%, 4/1/38	356,563	413,836
FHLMC, 6.00%, 8/1/38	89,054	103,660
FNMA, 6.50%, 1/1/26	7,653	8,567
FNMA, 7.00%, 12/1/27	2,333	2,594
FNMA, 7.50%, 4/1/28	14,424	16,171
FNMA, 7.00%, 5/1/28	13,360	13,881
FNMA, 7.00%, 6/1/28	235	241
FNMA, 6.50%, 1/1/29	1,742	1,985
FNMA, 6.50%, 4/1/29	6,067	6,868
FNMA, 7.00%, 7/1/29	1,092	1,096
FNMA, 7.50%, 7/1/29	9,869	10,266
FNMA, 7.50%, 9/1/30	4,247	4,993
FNMA, 5.00%, 6/1/31	1,637,446	1,841,414
FNMA, 5.00%, 7/1/31	2,614,905	2,940,651
FNMA, 7.00%, 9/1/31	20,491	21,851
FNMA, 6.50%, 1/1/32	7,314	8,396
FNMA, 6.50%, 8/1/32	28,469	32,531
FNMA, 5.50%, 2/1/33	1,406,948	1,649,675
FNMA, 5.00%, 6/1/33	1,434,384	1,642,749
FNMA, 5.50%, 6/1/33	86,706	101,760
FNMA, 5.50%, 7/1/33	471,171	553,312
FNMA, 5.00%, 8/1/33	201,949	232,137
FNMA, 5.50%, 8/1/33	206,869	243,310
FNMA, 5.50%, 9/1/33	273,269	321,770
FNMA, 5.00%, 11/1/33	922,006	1,060,251
FNMA, 6.00%, 12/1/33	652,555	771,053
FNMA, 5.50%, 1/1/34	193,254	222,002
FNMA, 5.50%, 2/1/34	840,591	988,679
FNMA, 3.50%, 3/1/34	3,946,303	4,236,212
FNMA, 5.00%, 3/1/34	540,866	621,731
FNMA, 4.50%, 1/1/35	4,700,393	5,185,142
FNMA, 5.00%, 4/1/35	1,274,806	1,465,855
FNMA, 5.00%, 6/1/35	959,365	1,103,254
FNMA, 5.00%, 7/1/35	1,835,174	2,109,243
15

	Principal Amount	Value
FNMA, 5.00%, 8/1/35	$61,690	$70,850
FNMA, 5.00%, 10/1/35	418,190	480,298
FNMA, 5.50%, 12/1/35	2,698,973	3,177,445
FNMA, 5.00%, 2/1/36	319,571	367,759
FNMA, 5.50%, 4/1/36	337,708	395,259
FNMA, 5.50%, 5/1/36	679,937	796,018
FNMA, 5.50%, 7/1/36	150,463	172,145
FNMA, 5.50%, 2/1/37	92,396	107,488
FNMA, 5.50%, 5/1/37	135,591	157,110
FNMA, 6.00%, 8/1/37	249,987	294,877
FNMA, 6.50%, 8/1/37	49,845	57,869
FNMA, 6.00%, 9/1/37	957,686	1,122,019
FNMA, 6.00%, 11/1/37	1,341,044	1,573,301
FNMA, 5.50%, 12/1/37	661,574	763,969
FNMA, 5.50%, 2/1/38	108,316	122,960
FNMA, 5.50%, 6/1/38	296,627	338,317
FNMA, 5.50%, 12/1/38	497,381	562,337
FNMA, 5.00%, 1/1/39	452,099	510,965
FNMA, 5.50%, 1/1/39	3,255,072	3,783,245
FNMA, 4.50%, 2/1/39	853,813	956,623
FNMA, 5.00%, 2/1/39	1,972,376	2,267,360
FNMA, 4.50%, 4/1/39	1,639,184	1,856,878
FNMA, 4.50%, 5/1/39	4,263,997	4,825,520
FNMA, 6.50%, 5/1/39	893,148	1,048,341
FNMA, 5.00%, 8/1/39	1,932,453	2,227,382
FNMA, 4.50%, 10/1/39	7,344,900	8,338,850
FNMA, 4.00%, 10/1/40	7,535,492	8,491,478
FNMA, 4.50%, 11/1/40	7,090,839	7,985,377
FNMA, 4.00%, 8/1/41	6,885,521	7,672,373
FNMA, 4.50%, 9/1/41	3,186,533	3,588,037
FNMA, 3.50%, 10/1/41	7,638,499	8,203,012
FNMA, 5.00%, 1/1/42	3,128,905	3,600,797
FNMA, 3.50%, 2/1/42	5,402,795	5,842,065
FNMA, 3.50%, 6/1/42	17,612,473	19,413,465
FNMA, 3.50%, 8/1/42	1,470,525	1,581,933
FNMA, 3.50%, 8/1/42	7,235,442	7,852,263
FNMA, 4.00%, 11/1/45	8,670,828	9,372,690
FNMA, 4.00%, 11/1/45	2,896,464	3,131,078
FNMA, 4.00%, 2/1/46	8,875,414	9,629,903
FNMA, 4.00%, 4/1/46	10,055,946	10,845,133
FNMA, 6.50%, 8/1/47	18,028	19,539
FNMA, 6.50%, 9/1/47	36,391	39,339
FNMA, 6.50%, 9/1/47	1,753	1,898
FNMA, 6.50%, 9/1/47	19,197	20,753
FNMA, 4.00%, 6/1/48	15,443,665	16,502,733
FNMA, 4.50%, 2/1/49	6,908,657	7,473,490
FNMA, 4.00%, 6/1/49	4,668,764	4,976,462
FNMA, 3.00%, 12/1/49	17,708,281	18,565,946
FNMA, 3.00%, 3/1/50	9,282,980	9,730,598
FNMA, 3.00%, 3/1/50	22,281,715	23,384,831
FNMA, 3.00%, 6/1/50	5,206,035	5,460,616
FNMA, 3.00%, 6/1/50	4,828,597	5,064,725
16

	Principal Amount	Value
FNMA, 3.00%, 6/1/50	$6,511,578	$6,859,494
GNMA, 2.50%, TBA	22,500,000	23,625,000
GNMA, 7.00%, 11/15/22	2,541	2,579
GNMA, 7.00%, 4/20/26	1,135	1,275
GNMA, 7.50%, 8/15/26	2,630	2,978
GNMA, 8.00%, 8/15/26	1,153	1,271
GNMA, 7.50%, 5/15/27	1,505	1,530
GNMA, 8.00%, 6/15/27	2,913	2,925
GNMA, 7.00%, 2/15/28	1,150	1,155
GNMA, 7.50%, 2/15/28	694	697
GNMA, 6.50%, 3/15/28	3,867	4,274
GNMA, 6.50%, 5/15/28	104	115
GNMA, 6.50%, 5/15/28	17,336	19,177
GNMA, 7.00%, 12/15/28	1,710	1,717
GNMA, 7.00%, 5/15/31	13,516	16,118
GNMA, 4.50%, 8/15/33	739,621	817,079
GNMA, 6.00%, 9/20/38	458,663	527,646
GNMA, 5.50%, 11/15/38	957,015	1,107,902
GNMA, 5.50%, 11/15/38	222,187	245,660
GNMA, 6.00%, 1/20/39	137,722	158,445
GNMA, 5.00%, 3/20/39	975,835	1,114,775
GNMA, 4.50%, 4/15/39	981,556	1,085,714
GNMA, 4.50%, 1/15/40	547,158	603,250
GNMA, 4.00%, 7/15/40	1,259,784	1,350,456
GNMA, 4.00%, 11/20/40	11,244,635	12,276,102
GNMA, 4.50%, 12/15/40	2,833,665	3,180,199
GNMA, 4.50%, 7/20/41	4,298,655	4,774,497
GNMA, 3.50%, 6/20/42	4,144,443	4,499,572
GNMA, 2.50%, 7/20/46	14,906,805	15,784,370
GNMA, 3.00%, 4/20/50	19,523,495	20,479,292
UMBS, 2.00%, TBA	53,000,000	54,792,891
UMBS, 2.50%, TBA	54,950,000	57,637,398
UMBS, 3.00%, TBA	29,000,000	30,366,172
UMBS, 3.00%, TBA	20,000,000	20,952,344
		533,982,360
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $541,204,488)		555,651,135
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.2%
Private Sponsor Collateralized Mortgage Obligations — 3.1%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.61%, 3/25/35	1,498,745	1,516,535
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(1)	1,988,512	2,055,107
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	791,916	773,154
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.19%, 11/25/34	1,369,493	1,342,387
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.77%, 8/25/34	3,464,161	3,434,889
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(1)	2,393,822	2,419,505
COLT Mortgage Loan Trust, Series 2020-3, Class A1 SEQ, VRN, 1.51%, 4/27/65(1)	7,921,289	7,978,996
17

	Principal Amount	Value
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, VRN, 2.15%, (1-month LIBOR plus 2.00%), 1/25/40(1)	$3,800,000	$3,722,772
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.80%, (1-month LIBOR plus 3.65%), 2/25/40(1)	3,950,000	3,783,510
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	36,145	32,255
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 3.125%, 10/25/34	143,137	146,696
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(1)	3,152,623	3,222,450
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(1)	1,173,187	1,191,769
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.04%, 10/25/34	2,558,923	2,554,827
Galton Funding Mortgage Trust, Series 2020-H1, Class A1 SEQ, VRN, 2.31%, 1/25/60(1)	3,587,592	3,666,336
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.80%, 6/25/34	642,239	627,050
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.83%, 5/25/34	1,130,097	1,089,039
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.66%, 1/25/35	1,400,213	1,390,150
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.68%, 9/25/35	2,435,803	2,442,006
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(1)	790,040	799,437
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.23%, 11/21/34	567,949	574,468
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.07%, 11/25/35	1,310,209	1,273,669
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.78%, 2/25/35	1,316,122	1,350,563
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.78%, 2/25/35	658,061	677,473
MFA Trust, Series 2020-NQM1, Class A1 SEQ, VRN, 1.48%, 8/25/49(1)	3,099,925	3,123,648
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(1)	1,297,403	1,414,622
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	2,997,863	3,263,473
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.65%, (1-month LIBOR plus 1.50%), 6/25/57(1)	2,550,175	2,557,955
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	2,107,531	2,189,847
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	1,327,613	1,336,161
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	2,970,923	3,049,679
Starwood Mortgage Residential Trust, Series 2020-2, Class A1 SEQ, VRN, 2.72%, 4/25/60(1)	4,323,157	4,350,995
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.95%, 7/25/34	1,697,497	1,698,195
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	264,252	276,102
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.97%, 10/25/36	43	40
		71,325,760
18

	Principal Amount	Value
U.S. Government Agency Collateralized Mortgage Obligations — 3.1%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	$3,489,584	$3,202,291
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	4,644,178	4,304,234
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.90%, (1-month LIBOR plus 4.75%), 10/25/24	1,692,088	1,710,699
FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.85%, (1-month LIBOR plus 3.70%), 4/25/28	2,073,885	2,131,203
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.40%, (1-month LIBOR plus 3.25%), 5/25/25	1,150,000	1,155,054
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.80%, (1-month LIBOR plus 4.65%), 10/25/28	3,088,030	3,221,701
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	5,962,688	6,176,482
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	3,470,461	3,615,835
FHLMC, Series 2017-DNA1, Class M2, VRN, 3.40%, (1-month LIBOR plus 3.25%), 7/25/29	4,933,903	5,074,325
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.60%, (1-month LIBOR plus 3.45%), 10/25/29	1,430,000	1,478,344
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.45%, (1-month LIBOR plus 2.30%), 10/25/48(1)	1,050,000	1,032,699
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.60%, (1-month LIBOR plus 2.45%), 3/25/49(1)	2,173,690	2,146,274
FHLMC, Series 2019-DNA3, Class M2, VRN, 2.20%, (1-month LIBOR plus 2.05%), 7/25/49(1)	3,090,512	3,038,686
FHLMC, Series 3397, Class GF, VRN, 0.65%, (1-month LIBOR plus 0.50%), 12/15/37	645,459	654,955
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	6,618,364	5,820,620
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	2,332,435	2,299,831
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	2,449,050	2,549,932
FNMA, Series 2014-C04, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 11/25/24	957,171	981,737
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	6,590,103	6,767,752
FNMA, Series 2015-C03, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	2,138,266	2,196,008
FNMA, Series 2015-C04, Class 1M2, VRN, 5.85%, (1-month LIBOR plus 5.70%), 4/25/28	3,250,176	3,379,044
FNMA, Series 2016-C01, Class 2M2, VRN, 7.10%, (1-month LIBOR plus 6.95%), 8/25/28	4,021,957	4,319,125
FNMA, Series 2016-C04, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 1/25/29	3,653,598	3,799,607
FNMA, Series 2016-C06, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 4/25/29	1,124,951	1,155,040
GNMA, Series 2007-5, Class FA, VRN, 0.30%, (1-month LIBOR plus 0.14%), 2/20/37	1,436,697	1,432,308
		73,643,786
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $143,263,582)		144,969,546
COLLATERALIZED LOAN OBLIGATIONS — 4.2%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class A1, VRN, 2.22%, (3-month LIBOR plus 1.95%), 1/20/32(1)	5,500,000	5,507,116
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.48%, (3-month LIBOR plus 1.20%), 1/15/29(1)	2,400,000	2,406,798
19

	Principal Amount	Value
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.29%, (3-month LIBOR plus 1.02%), 4/20/31(1)	$6,000,000	$5,912,933
CBAM Ltd., Series 2019-9A, Class A, VRN, 1.56%, (3-month LIBOR plus 1.28%), 2/12/30(1)	6,000,000	6,014,185
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 1.24%, (3-month LIBOR plus 0.98%), 4/24/31(1)	3,465,000	3,447,467
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 1.24%, (3-month LIBOR plus 0.97%), 4/18/31(1)	4,400,000	4,343,947
Elmwood CLO IV Ltd., Series 2020-1A, Class A, VRN, 2.42%, (3-month LIBOR plus 1.24%), 4/15/33(1)	6,900,000	6,902,058
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.39%, (3-month LIBOR plus 1.12%), 7/20/31(1)	3,500,000	3,478,255
Kayne CLO 6 Ltd., Series 2019-6A, Class A1, VRN, 1.65%, (3-month LIBOR plus 1.38%), 1/20/33(1)	4,350,000	4,372,556
KKR CLO 30 Ltd., Series 30A, Class A1, VRN, 1.74%, (3-month LIBOR plus 1.50%), 10/17/31(1)	5,825,000	5,825,009
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 7/20/31(1)	4,500,000	4,459,728
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.54%, (3-month LIBOR plus 1.26%), 1/15/33(1)	7,500,000	7,344,845
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.26%, (3-month LIBOR plus 0.98%), 4/15/31(1)	6,000,000	5,916,772
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 1.61%, (3-month LIBOR plus 1.33%), 10/15/32(1)	5,250,000	5,277,445
Parallel Ltd., Series 2020-1A, Class A1, VRN, 1.98%, (3-month LIBOR plus 1.83%), 7/20/31(1)	7,500,000	7,545,541
Rockford Tower CLO Ltd., Series 2019-2A, Class A, VRN, 1.58%, (3-month LIBOR plus 1.33%), 8/20/32(1)	4,800,000	4,815,030
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 4/18/31(1)	7,500,000	7,428,109
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.34%, (3-month LIBOR plus 1.07%), 10/20/28(1)	4,250,000	4,243,804
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.21%, (3-month LIBOR plus 0.97%), 4/25/31(1)	3,350,000	3,306,891
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $98,589,924)		98,548,489
ASSET-BACKED SECURITIES — 4.1%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 0.97%, (1-month LIBOR plus 0.83%), 5/25/34	9,491,513	9,275,762
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	4,010,528	4,078,810
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 9/17/25(1)	4,000,000	4,010,245
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	9,762,645	10,400,394
Goodgreen, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	6,240,152	6,304,181
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 0.81%, (1-month LIBOR plus 0.65%), 4/10/31(1)	1,750,199	1,749,801
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	1,890,978	1,895,930
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,372,730	1,379,731
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	2,332,626	2,340,292
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	6,602,519	6,742,141
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(1)	5,034,365	5,224,322
20

	Principal Amount	Value
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(1)	$9,989,555	$10,303,145
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(1)	4,887,340	4,996,654
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	2,939,856	2,992,490
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	1,965,819	1,968,234
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	4,893,620	5,036,385
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	2,994,770	3,207,205
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,022,358	1,670,692
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	4,683,609	4,715,135
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	6,561,020	6,798,726
TOTAL ASSET-BACKED SECURITIES (Cost $93,259,568)		95,090,275
MUNICIPAL SECURITIES — 2.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	1,189,000	1,837,813
California State University Rev., 2.98%, 11/1/51	2,000,000	2,099,580
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,925,000	2,535,129
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	2,285,000	2,427,950
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	955,000	993,677
Houston GO, 3.96%, 3/1/47	1,615,000	2,009,125
Los Angeles Community College District GO, 6.75%, 8/1/49	1,000,000	1,789,080
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,235,000	1,555,470
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	1,070,000	1,359,660
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,180,000	2,003,947
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	2,540,000	2,669,515
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	2,330,000	2,795,813
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	2,213,452
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	1,750,000	2,363,042
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	2,345,000	2,563,601
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,715,000	2,372,960
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	1,000,000	1,436,680
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,000,000	1,502,300
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,000,000	1,062,900
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,000,000	1,451,800
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,145,000	1,253,305
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	1,000,000	1,280,550
State of California GO, 4.60%, 4/1/38	1,000,000	1,191,790
State of California GO, 7.55%, 4/1/39	1,000,000	1,751,750
State of California GO, 7.30%, 10/1/39	1,000,000	1,644,090
University of Texas System Rev., 5.00%, 8/15/40	1,500,000	2,238,810
TOTAL MUNICIPAL SECURITIES (Cost $38,832,547)		48,403,789
21

	Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	$1,180,000	$1,207,730
Chile Government International Bond, 3.625%, 10/30/42	1,200,000	1,383,000
		2,590,730
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	1,810,000	1,862,101
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	1,700,000	2,474,426
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,640,000	2,618,744
Philippines — 0.3%
Philippine Government International Bond, 4.00%, 1/15/21	3,170,000	3,195,959
Philippine Government International Bond, 6.375%, 10/23/34	1,840,000	2,668,888
		5,864,847
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	1,400,000	1,436,764
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,290,000	1,369,734
		2,806,498
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	980,000	1,135,389
Uruguay Government International Bond, 4.125%, 11/20/45	1,030,000	1,226,987
		2,362,376
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,999,301)		20,579,722
U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
FHLMC, 0.375%, 9/23/25	7,500,000	7,484,369
FNMA, 0.50%, 6/17/25	5,000,000	5,019,246
FNMA, 6.625%, 11/15/30	5,200,000	7,990,731
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $18,805,752)		20,494,346
PREFERRED STOCKS — 0.1%
Banks — 0.1%
JPMorgan Chase & Co., 4.60% (Cost $3,049,885)	3,385,000	3,321,531
TEMPORARY CASH INVESTMENTS — 3.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $34,886,997), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $34,209,377)		34,209,329
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22 - 07/15/23,valued at $52,777,020), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $51,742,072)		51,742,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $85,951,329)		85,951,329
TOTAL INVESTMENT SECURITIES — 110.1% (Cost $2,447,997,128)		2,560,519,683
OTHER ASSETS AND LIABILITIES(5) — (10.1)%		(235,095,387)
TOTAL NET ASSETS — 100.0%		$2,325,424,296
22

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	355	December 2020	$44,741,094	$(9,306)
U.S. Treasury 10-Year Notes	110	December 2020	15,348,437	534
U.S. Treasury Long Bonds	1	December 2020	176,281	(284)
U.S. Treasury Ultra Bonds	37	December 2020	8,207,063	(50,771)
			$68,472,875	$(59,827)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	637	December 2020	$101,870,234	$(325,673)

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$133,383,410	$5,428,616	$(12,438,631)	$(7,010,015)

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,500,000	$(424)	$(78,310)	$(78,734)
CPURNSA	Receive	1.77%	8/5/24	$24,500,000	(537)	(289,678)	(290,215)
					$(961)	$(367,988)	$(368,949)

23

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†    Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $393,695,318, which represented 16.9% of total net assets. Of these securities, 0.3% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)The rate indicated is the yield to maturity at purchase.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,811,942.
(5)Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

24

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,447,997,128)	$2,560,519,683
Receivable for investments sold	156,736,578
Receivable for capital shares sold	1,344,021
Receivable for variation margin on futures contracts	40,915
Receivable for variation margin on swap agreements	8,697
Interest receivable	10,784,950
2,729,434,844

Liabilities
Disbursements in excess of demand deposit cash	186,720
Payable for investments purchased	329,025,759
Payable for capital shares redeemed	73,506,791
Payable for variation margin on swap agreements	188,972
Accrued management fees	959,197
Distribution and service fees payable	40,307
Dividends payable	102,802
404,010,548

Net Assets	$2,325,424,296

Net Assets Consist of:
Capital paid in	$2,161,466,603
Distributable earnings	163,957,693
$2,325,424,296

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,076,578,204	93,209,563	$11.55
I Class	$890,641,369	77,076,685	$11.56
Y Class	$85,994,807	7,442,315	$11.55
A Class	$117,287,476	10,151,638	$11.55*
C Class	$15,682,635	1,358,726	$11.54
R Class	$7,692,521	666,048	$11.55
R5 Class	$693,205	59,993	$11.55
R6 Class	$130,854,079	11,318,973	$11.56
*Maximum offering price $12.09 (net asset value divided by 0.955).

See Notes to Financial Statements.
25

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $130)	$25,533,908

Expenses:
Management fees	5,968,821
Distribution and service fees:
A Class	145,395
C Class	85,232
R Class	18,722
Trustees' fees and expenses	88,912
Other expenses	18,821
6,325,903

Net investment income (loss)	19,208,005

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	42,221,922
Futures contract transactions	(436,897)
Swap agreement transactions	14,922,382
56,707,407

Change in net unrealized appreciation (depreciation) on:
Investments	55,852,226
Futures contracts	(1,374,998)
Swap agreements	(20,409,048)
34,068,180

Net realized and unrealized gain (loss)	90,775,587

Net Increase (Decrease) in Net Assets Resulting from Operations	$109,983,592

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$19,208,005	$74,709,110
Net realized gain (loss)	56,707,407	124,041,584
Change in net unrealized appreciation (depreciation)	34,068,180	19,166,674
Net increase (decrease) in net assets resulting from operations	109,983,592	217,917,368

Distributions to Shareholders
From earnings:
Investor Class	(8,501,890)	(36,468,092)
I Class	(6,328,005)	(24,686,714)
Y Class	(644,287)	(4,065,955)
A Class	(664,320)	(2,389,165)
C Class	(33,363)	(335,431)
R Class	(33,367)	(155,586)
R5 Class	(5,008)	(12,644)
R6 Class	(1,077,372)	(8,130,214)
Decrease in net assets from distributions	(17,287,612)	(76,243,801)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(80,060,114)	(1,063,174,224)

Net increase (decrease) in net assets	12,635,866	(921,500,657)

Net Assets
Beginning of period	2,312,788,430	3,234,289,087
End of period	$2,325,424,296	$2,312,788,430

See Notes to Financial Statements.

27

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

28

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

29

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 27% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act.. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%
R Class		0.2500% to 0.3100%	0.59%
R5 Class		0.0500% to 0.1100%	0.39%
R6 Class		0.0000% to 0.0600%	0.34%
30

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $23,703 and there were no interfund sales.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $2,714,344,533, of which $1,953,849,975 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $2,439,379,683, of which $1,484,775,430 represented U.S. Treasury and Government Agency obligations.

31

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,145,232	$116,113,226	18,765,053	$206,095,200
Issued in reinvestment of distributions	733,051	8,422,407	3,295,335	36,095,976
Redeemed	(35,056,411)	(404,496,054)	(59,827,353)	(653,071,063)
	(24,178,128)	(279,960,421)	(37,766,965)	(410,879,887)
I Class
Sold	36,964,867	427,006,333	31,535,685	341,454,688
Issued in reinvestment of distributions	506,428	5,829,855	1,996,279	21,878,131
Redeemed	(18,821,645)	(216,291,441)	(68,653,115)	(751,331,723)
	18,649,650	216,544,747	(35,121,151)	(387,998,904)
Y Class
Sold	2,388,099	27,350,244	4,884,209	53,253,149
Issued in reinvestment of distributions	56,012	644,287	370,767	4,063,679
Redeemed	(1,538,611)	(17,609,617)	(13,068,615)	(144,792,119)
	905,500	10,384,914	(7,813,639)	(87,475,291)
A Class
Sold	939,174	10,789,386	3,934,953	42,929,142
Issued in reinvestment of distributions	54,010	621,158	202,773	2,224,086
Redeemed	(1,552,054)	(17,637,269)	(2,741,479)	(29,881,482)
	(558,870)	(6,226,725)	1,396,247	15,271,746
C Class
Sold	101,575	1,169,307	206,008	2,253,431
Issued in reinvestment of distributions	2,648	30,396	26,362	287,616
Redeemed	(384,627)	(4,410,423)	(1,560,858)	(16,944,094)
	(280,404)	(3,210,720)	(1,328,488)	(14,403,047)
R Class
Sold	133,399	1,533,049	199,266	2,190,231
Issued in reinvestment of distributions	2,885	33,175	14,155	154,920
Redeemed	(119,932)	(1,374,160)	(387,829)	(4,236,210)
	16,352	192,064	(174,408)	(1,891,059)
R5 Class
Sold	8,722	100,738	21,730	238,322
Issued in reinvestment of distributions	435	5,008	1,152	12,644
Redeemed	(4,505)	(51,641)	(7,015)	(77,024)
	4,652	54,105	15,867	173,942
R6 Class
Sold	1,869,651	21,459,563	7,834,903	86,001,628
Issued in reinvestment of distributions	92,478	1,063,802	735,316	8,066,444
Redeemed	(3,556,529)	(40,361,443)	(24,066,364)	(270,039,796)
	(1,594,400)	(17,838,078)	(15,496,145)	(175,971,724)
Net increase (decrease)	(7,035,648)	$(80,060,114)	(96,288,682)	$(1,063,174,224)

32

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$792,981,846	—
U.S. Treasury Securities	—	694,527,675	—
U.S. Government Agency Mortgage-Backed Securities	—	555,651,135	—
Collateralized Mortgage Obligations	—	144,969,546	—
Collateralized Loan Obligations	—	98,548,489	—
Asset-Backed Securities	—	95,090,275	—
Municipal Securities	—	48,403,789	—
Sovereign Governments and Agencies	—	20,579,722	—
U.S. Government Agency Securities	—	20,494,346	—
Preferred Stocks	—	3,321,531	—
Temporary Cash Investments	—	85,951,329	—
	—	$2,560,519,683	—
Other Financial Instruments
Futures Contracts	$534	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$386,034	—	—
Swap Agreements	—	$7,378,964	—
	$386,034	$7,378,964	—

33

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $193,409,742.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $73,781,852 futures contracts purchased and $51,838,966 futures contracts sold.
Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $34,333,333.

34

Value of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$188,972
Interest Rate Risk	Receivable for variation margin on futures contracts*	$40,915	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	8,697	Payable for variation margin on swap agreements*	—
		$49,612		$188,972

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$14,602,955	Change in net unrealized appreciation (depreciation) on swap agreements	$(21,800,477)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(436,897)	Change in net unrealized appreciation (depreciation) on futures contracts	(1,374,998)
Other Contracts	Net realized gain (loss) on swap agreement transactions	319,427	Change in net unrealized appreciation (depreciation) on swap agreements	1,391,429
		$14,485,485		$(21,784,046)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

35

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,448,903,744
Gross tax appreciation of investments	$117,392,721
Gross tax depreciation of investments	(5,776,782)
Net tax appreciation (depreciation) of investments	$111,615,939

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

36

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$11.10	0.09	0.44	0.53	(0.08)	—	—	(0.08)	$11.55	4.78%	0.60%(4)	1.55%(4)	102%	$1,076,578
2020	$10.61	0.26	0.50	0.76	(0.27)	—	—	(0.27)	$11.10	7.18%	0.60%	2.40%	82%	$1,302,958
2019	$10.54	0.29	0.03	0.32	(0.23)	—	(0.02)	(0.25)	$10.61	3.15%	0.60%	2.80%	184%	$1,646,934
2018	$10.68	0.23	(0.14)	0.09	(0.23)	—	—	(0.23)	$10.54	0.86%	0.60%	2.19%	179%	$2,742,374
2017	$10.88	0.22	(0.17)	0.05	(0.24)	(0.01)	—	(0.25)	$10.68	0.51%	0.60%	2.02%	133%	$2,895,840
2016	$11.01	0.22	(0.06)	0.16	(0.29)	—	—	(0.29)	$10.88	1.49%	0.60%	2.04%	174%	$2,122,636
I Class
2020(3)	$11.10	0.10	0.45	0.55	(0.09)	—	—	(0.09)	$11.56	4.79%	0.40%(4)	1.75%(4)	102%	$890,641
2020	$10.62	0.28	0.49	0.77	(0.29)	—	—	(0.29)	$11.10	7.39%	0.40%	2.60%	82%	$648,832
2019	$10.54	0.31	0.04	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.43%	0.40%	3.00%	184%	$993,543
2018	$10.68	0.25	(0.13)	0.12	(0.26)	—	—	(0.26)	$10.54	1.06%	0.40%	2.39%	179%	$2,296,395
2017	$10.88	0.24	(0.16)	0.08	(0.27)	(0.01)	—	(0.28)	$10.68	0.71%	0.40%	2.22%	133%	$2,801,686
2016	$11.01	0.24	(0.06)	0.18	(0.31)	—	—	(0.31)	$10.88	1.69%	0.40%	2.24%	174%	$2,240,569

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$11.11	0.10	0.43	0.53	(0.09)	—	—	(0.09)	$11.55	4.80%	0.37%(4)	1.78%(4)	102%	$85,995
2020	$10.62	0.29	0.49	0.78	(0.29)	—	—	(0.29)	$11.11	7.42%	0.37%	2.63%	82%	$72,594
2019	$10.54	0.31	0.04	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.46%	0.37%	3.03%	184%	$152,412
2018(5)	$10.70	0.26	(0.17)	0.09	(0.25)	—	—	(0.25)	$10.54	0.84%	0.37%(4)	2.52%(4)	179%(6)	$603,691
A Class
2020(3)	$11.10	0.07	0.45	0.52	(0.07)	—	—	(0.07)	$11.55	4.65%	0.85%(4)	1.30%(4)	102%	$117,287
2020	$10.62	0.23	0.49	0.72	(0.24)	—	—	(0.24)	$11.10	6.81%	0.85%	2.15%	82%	$118,924
2019	$10.54	0.27	0.04	0.31	(0.21)	—	(0.02)	(0.23)	$10.62	3.02%	0.85%	2.55%	184%	$98,899
2018	$10.68	0.20	(0.13)	0.07	(0.21)	—	—	(0.21)	$10.54	0.61%	0.85%	1.94%	179%	$196,563
2017	$10.89	0.19	(0.17)	0.02	(0.22)	(0.01)	—	(0.23)	$10.68	0.17%	0.85%	1.77%	133%	$414,571
2016	$11.02	0.19	(0.06)	0.13	(0.26)	—	—	(0.26)	$10.89	1.24%	0.85%	1.79%	174%	$454,565
C Class
2020(3)	$11.09	0.03	0.44	0.47	(0.02)	—	—	(0.02)	$11.54	4.26%	1.60%(4)	0.55%(4)	102%	$15,683
2020	$10.61	0.15	0.49	0.64	(0.16)	—	—	(0.16)	$11.09	6.02%	1.60%	1.40%	82%	$18,182
2019	$10.54	0.19	0.04	0.23	(0.14)	—	(0.02)	(0.16)	$10.61	2.24%	1.60%	1.80%	184%	$31,481
2018	$10.68	0.13	(0.14)	(0.01)	(0.13)	—	—	(0.13)	$10.54	(0.14)%	1.60%	1.19%	179%	$48,386
2017	$10.89	0.11	(0.17)	(0.06)	(0.14)	(0.01)	—	(0.15)	$10.68	(0.57)%	1.60%	1.02%	133%	$66,394
2016	$11.01	0.11	(0.05)	0.06	(0.18)	—	—	(0.18)	$10.89	0.57%	1.60%	1.04%	174%	$81,039

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$11.10	0.06	0.44	0.50	(0.05)	—	—	(0.05)	$11.55	4.52%	1.10%(4)	1.05%(4)	102%	$7,693
2020	$10.61	0.21	0.49	0.70	(0.21)	—	—	(0.21)	$11.10	6.65%	1.10%	1.90%	82%	$7,211
2019	$10.54	0.24	0.04	0.28	(0.19)	—	(0.02)	(0.21)	$10.61	2.69%	1.10%	2.30%	184%	$8,748
2018	$10.68	0.18	(0.14)	0.04	(0.18)	—	—	(0.18)	$10.54	0.36%	1.10%	1.69%	179%	$11,186
2017	$10.89	0.16	(0.17)	(0.01)	(0.19)	(0.01)	—	(0.20)	$10.68	(0.08)%	1.10%	1.52%	133%	$14,318
2016	$11.02	0.17	(0.07)	0.10	(0.23)	—	—	(0.23)	$10.89	0.98%	1.10%	1.54%	174%	$20,362
R5 Class
2020(3)	$11.10	0.10	0.44	0.54	(0.09)	—	—	(0.09)	$11.55	4.88%	0.40%(4)	1.75%(4)	102%	$693
2020	$10.62	0.28	0.49	0.77	(0.29)	—	—	(0.29)	$11.10	7.29%	0.40%	2.60%	82%	$615
2019	$10.54	0.32	0.03	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.45%	0.40%	3.00%	184%	$419
2018(5)	$10.70	0.26	(0.17)	0.09	(0.25)	—	—	(0.25)	$10.54	0.81%	0.40%(4)	2.46%(4)	179%(6)	$212
R6 Class
2020(3)	$11.11	0.10	0.44	0.54	(0.09)	—	—	(0.09)	$11.56	4.90%	0.35%(4)	1.80%(4)	102%	$130,854
2020	$10.63	0.29	0.48	0.77	(0.29)	—	—	(0.29)	$11.11	7.34%	0.35%	2.65%	82%	$143,473
2019	$10.54	0.32	0.05	0.37	(0.25)	—	(0.03)	(0.28)	$10.63	3.58%	0.35%	3.05%	184%	$301,853
2018	$10.68	0.26	(0.14)	0.12	(0.26)	—	—	(0.26)	$10.54	1.11%	0.35%	2.44%	179%	$290,390
2017	$10.89	0.24	(0.17)	0.07	(0.27)	(0.01)	—	(0.28)	$10.68	0.67%	0.35%	2.27%	133%	$304,836
2016	$11.01	0.25	(0.06)	0.19	(0.31)	—	—	(0.31)	$10.89	1.83%	0.35%	2.29%	174%	$93,751

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
41

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.
42

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to
43

minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

44

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.
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Notes
46

Notes
47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90814 2011

Semiannual Report

September 30, 2020

High Income Fund
Investor Class (AHIVX)
I Class (AHIIX)
Y Class (NPHIX)
A Class (AHIAX)
R5 Class (AHIEX)
R6 Class (AHIDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2020
Types of Investments in Portfolio	% of net assets
Corporate Bonds	90.1%
Preferred Stocks	2.3%
Bank Loan Obligations	1.1%
Common Stocks	0.2%
Convertible Bonds	—*
Escrow Interests	—*
Warrants	—*
Rights	—*
Temporary Cash Investments	4.7%
Other Assets and Liabilities	1.6%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,150.60	$4.21	0.78%
I Class	$1,000	$1,149.90	$3.66	0.68%
Y Class	$1,000	$1,151.70	$3.13	0.58%
A Class	$1,000	$1,149.20	$5.55	1.03%
R5 Class	$1,000	$1,151.70	$3.13	0.58%
R6 Class	$1,000	$1,150.80	$2.86	0.53%
Hypothetical
Investor Class	$1,000	$1,021.16	$3.95	0.78%
I Class	$1,000	$1,021.66	$3.45	0.68%
Y Class	$1,000	$1,022.16	$2.94	0.58%
A Class	$1,000	$1,019.90	$5.22	1.03%
R5 Class	$1,000	$1,022.16	$2.94	0.58%
R6 Class	$1,000	$1,022.41	$2.69	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 90.1%
Aerospace and Defense — 2.8%
Bombardier, Inc., 8.75%, 12/1/21(1)	$175,000	$177,552
Bombardier, Inc., 6.00%, 10/15/22(1)	1,650,000	1,532,437
Bombardier, Inc., 6.125%, 1/15/23(1)	799,000	683,944
Bombardier, Inc., 7.50%, 12/1/24(1)	575,000	442,750
Bombardier, Inc., 7.50%, 3/15/25(1)	427,000	321,317
Bombardier, Inc., 7.875%, 4/15/27(1)	1,025,000	778,969
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	400,000	340,000
Howmet Aerospace, Inc., 5.125%, 10/1/24	650,000	685,750
Howmet Aerospace, Inc., 6.875%, 5/1/25	250,000	276,563
Howmet Aerospace, Inc., 5.90%, 2/1/27	695,000	750,947
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,750,000	1,880,970
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)(2)	325,000	327,031
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	625,000	633,987
TransDigm UK Holdings plc, 6.875%, 5/15/26	400,000	403,210
TransDigm, Inc., 6.50%, 7/15/24	800,000	799,952
TransDigm, Inc., 6.50%, 5/15/25	2,225,000	2,222,219
TransDigm, Inc., 8.00%, 12/15/25(1)	275,000	299,338
TransDigm, Inc., 6.25%, 3/15/26(1)	2,025,000	2,125,855
TransDigm, Inc., 6.375%, 6/15/26	900,000	905,625
TransDigm, Inc., 7.50%, 3/15/27	1,350,000	1,404,000
TransDigm, Inc., 5.50%, 11/15/27	6,100,000	5,873,995
Triumph Group, Inc., 5.25%, 6/1/22	125,000	102,813
Triumph Group, Inc., 8.875%, 6/1/24(1)	275,000	293,563
Triumph Group, Inc., 6.25%, 9/15/24(1)	125,000	106,628
Triumph Group, Inc., 7.75%, 8/15/25	425,000	274,125
		23,643,540
Air Freight and Logistics — 0.6%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	325,000	329,014
Western Global Airlines LLC, 10.375%, 8/15/25(1)	575,000	589,375
XPO Logistics, Inc., 6.50%, 6/15/22(1)	763,000	766,605
XPO Logistics, Inc., 6.125%, 9/1/23(1)	625,000	639,094
XPO Logistics, Inc., 6.75%, 8/15/24(1)	775,000	822,333
XPO Logistics, Inc., 6.25%, 5/1/25(1)	2,075,000	2,213,765
		5,360,186
Airlines — 1.0%
Air Canada, 7.75%, 4/15/21(1)	725,000	728,172
American Airlines Group, Inc., 5.00%, 6/1/22(1)	1,325,000	904,312
American Airlines, Inc., 11.75%, 7/15/25(1)	1,375,000	1,329,274
Delta Air Lines, Inc., 3.40%, 4/19/21	300,000	298,902
Delta Air Lines, Inc., 3.625%, 3/15/22	525,000	516,497
Delta Air Lines, Inc., 3.80%, 4/19/23	400,000	387,206
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	450,000	494,701
Delta Air Lines, Inc., 7.375%, 1/15/26	275,000	288,670
Delta Air Lines, Inc., 3.75%, 10/28/29	150,000	128,211
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	500,000	513,558

	Principal Amount/Shares	Value
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	$650,000	$675,339
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	350,000	365,313
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	550,000	583,423
United Airlines Holdings, Inc., 6.00%, 12/1/20	225,000	226,378
United Airlines Holdings, Inc., 4.25%, 10/1/22	725,000	671,531
United Airlines Holdings, Inc., 5.00%, 2/1/24	50,000	43,844
Virgin Australia Holdings Ltd., 8.125%, 11/15/24(1)(3)(4)	200,000	20,000
		8,175,331
Auto Components — 1.3%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	1,675,000	1,598,578
Adient US LLC, 9.00%, 4/15/25(1)	725,000	800,672
Clarios Global LP, 6.75%, 5/15/25(1)	1,620,000	1,707,593
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	3,075,000	3,195,386
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	70,250
Dana, Inc., 5.625%, 6/15/28	200,000	206,827
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	300,000	306,750
Exide Technologies, 11.00% Cash or 7.00% PIK, 4/30/20 (Acquired 4/30/15 - 12/1/19, Cost $234,796)(4)(5)(8)	241,970	12,099
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	2,550,000	2,771,608
Tenneco, Inc., 5.375%, 12/15/24	250,000	192,504
Tenneco, Inc., 5.00%, 7/15/26	525,000	390,156
		11,252,423
Automobiles — 2.2%
Ford Motor Co., 8.50%, 4/21/23	2,750,000	3,001,886
Ford Motor Co., 9.00%, 4/22/25	2,025,000	2,324,285
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	525,000	530,444
Ford Motor Credit Co. LLC, 3.34%, 3/18/21	900,000	901,620
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,200,000	1,224,750
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	200,000	202,244
Ford Motor Credit Co. LLC, 4.375%, 8/6/23	600,000	610,680
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	400,000	394,750
Ford Motor Credit Co. LLC, 4.06%, 11/1/24	200,000	200,145
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	400,000	405,960
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	725,000	748,563
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	400,000	396,916
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	600,000	598,428
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	1,000,000	982,975
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	200,000	190,872
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	2,500,000	2,571,875
Tesla, Inc., 5.30%, 8/15/25(1)	2,300,000	2,383,375
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	975,000	1,028,016
		18,697,784
Banks — 0.3%
CIT Group, Inc., 4.125%, 3/9/21	150,000	150,341
CIT Group, Inc., 5.00%, 8/15/22	200,000	206,538
CIT Group, Inc., 5.00%, 8/1/23	1,175,000	1,221,266
Natwest Group plc, VRN, 2.54%, (3-month LIBOR plus 2.32%)(10)	300,000	284,634
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	400,000	408,316
		2,271,095

	Principal Amount/Shares	Value
Building Products — 0.9%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	$175,000	$183,498
BMC East LLC, 5.50%, 10/1/24(1)	850,000	874,969
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	472,000	506,220
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	650,000	673,969
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	575,000	582,547
Griffon Corp., 5.75%, 3/1/28	1,425,000	1,490,878
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	425,000	454,750
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	300,000	302,593
Masonite International Corp., 5.75%, 9/15/26(1)	75,000	78,455
Masonite International Corp., 5.375%, 2/1/28(1)	125,000	133,736
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)(3)(4)	50,000	18,500
NWH Escrow Corp., 7.50%, 8/1/21(1)(3)(4)	50,000	18,375
Patrick Industries, Inc., 7.50%, 10/15/27(1)	993,000	1,079,887
PGT Innovations, Inc., 6.75%, 8/1/26(1)	325,000	347,282
Standard Industries, Inc., 5.00%, 2/15/27(1)	200,000	208,581
Standard Industries, Inc., 3.375%, 1/15/31(1)	825,000	815,818
		7,770,058
Capital Markets — 1.4%
AG Issuer LLC, 6.25%, 3/1/28(1)	1,425,000	1,421,437
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	175,000	184,388
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	755,000	764,660
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/1/24	175,000	180,058
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	2,774,000	2,813,016
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	150,000	154,586
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,725,000	1,802,349
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	2,475,000	2,586,189
NFP Corp., 7.00%, 5/15/25(1)	175,000	186,266
NFP Corp., 6.875%, 8/15/28(1)	1,175,000	1,189,217
		11,282,166
Chemicals — 2.1%
Atotech Alpha 2 BV, 8.75% Cash or 9.50% PIK, 6/1/23(1)(6)	400,000	404,458
Atotech Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	200,000	203,750
Avient Corp., 5.75%, 5/15/25(1)	475,000	504,094
Blue Cube Spinco LLC, 10.00%, 10/15/25	338,000	358,069
Chemours Co. (The), 7.00%, 5/15/25	350,000	352,100
Chemours Co. (The), 5.375%, 5/15/27	75,000	74,813
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	250,000	219,843
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	175,000	164,391
FXI Holdings, Inc., 7.875%, 11/1/24(1)	889,000	846,772
FXI Holdings, Inc., 12.25%, 11/15/26(1)	2,005,000	2,143,776
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	225,000	241,594
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	575,000	613,453
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 4/15/25(1)	300,000	306,562
Methanex Corp., 5.125%, 10/15/27	350,000	348,687
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	400,000	414,916

	Principal Amount/Shares	Value
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	$100,000	$97,761
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	525,000	494,812
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	125,000	127,958
OCI NV, 6.625%, 4/15/23(1)	400,000	414,100
OCI NV, 5.25%, 11/1/24(1)	400,000	413,930
OCI NV, 4.625%, 10/15/25(1)(2)	400,000	400,625
Olin Corp., 9.50%, 6/1/25(1)	800,000	933,480
Olin Corp., 5.625%, 8/1/29	250,000	246,561
Olin Corp., 5.00%, 2/1/30	1,200,000	1,130,778
SPCM SA, 4.875%, 9/15/25(1)	1,500,000	1,557,135
TPC Group, Inc., 10.50%, 8/1/24(1)	575,000	484,138
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	2,116,000	2,110,710
Tronox Finance plc, 5.75%, 10/1/25(1)	350,000	346,026
Tronox, Inc., 6.50%, 4/15/26(1)	725,000	726,359
WR Grace & Co-Conn, 4.875%, 6/15/27(1)	625,000	646,609
		17,328,260
Commercial Services and Supplies — 1.5%
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	300,000	297,000
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,125,000	2,265,781
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	2,125,000	2,312,552
Brink's Co. (The), 5.50%, 7/15/25(1)	250,000	260,781
Cimpress plc, 7.00%, 6/15/26(1)	150,000	142,659
Clean Harbors, Inc., 4.875%, 7/15/27(1)	125,000	129,899
Clean Harbors, Inc., 5.125%, 7/15/29(1)	50,000	54,390
Covanta Holding Corp., 5.00%, 9/1/30	550,000	555,802
Garda World Security Corp., 4.625%, 2/15/27(1)	325,000	327,437
IAA, Inc., 5.50%, 6/15/27(1)	300,000	312,938
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	1,125,000	1,126,384
Matthews International Corp., 5.25%, 12/1/25(1)	150,000	142,297
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	1,375,000	1,117,187
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(1)	132,000	132,372
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	224,000	224,784
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/1/28(1)	900,000	927,000
Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/1/30(1)	300,000	311,063
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	75,000	78,703
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	925,000	890,891
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	225,000	228,130
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	175,000	180,469
TMS International Holding Corp., 7.25%, 8/15/25(1)	500,000	469,375
		12,487,894
Communications Equipment — 0.7%
Avaya, Inc., 6.125%, 9/15/28(1)	625,000	640,625
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,097,000	1,113,345
CommScope Technologies LLC, 5.00%, 3/15/27(1)	650,000	625,219
CommScope, Inc., 5.50%, 3/1/24(1)	200,000	205,787

	Principal Amount/Shares	Value
CommScope, Inc., 6.00%, 3/1/26(1)	$1,375,000	$1,435,108
CommScope, Inc., 8.25%, 3/1/27(1)	925,000	963,161
CommScope, Inc., 7.125%, 7/1/28(1)	750,000	771,615
Nokia of America Corp., 6.45%, 3/15/29	150,000	162,750
ViaSat, Inc., 5.625%, 4/15/27(1)	150,000	154,594
		6,072,204
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,450,000	1,373,875
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	1,025,000	1,057,672
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	325,000	352,625
Pike Corp., 5.50%, 9/1/28(1)	525,000	529,890
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	1,250,000	1,265,625
		4,579,687
Construction Materials — 0.9%
Cemex SAB de CV, 7.75%, 4/16/26(1)	400,000	422,000
Cemex SAB de CV, 7.375%, 6/5/27(1)	600,000	649,137
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,600,000	1,622,000
Cemex SAB de CV, 5.20%, 9/17/30(1)	600,000	603,690
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	664,000	675,550
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	725,000	774,706
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	1,250,000	1,303,906
US Concrete, Inc., 6.375%, 6/1/24	292,000	301,673
US Concrete, Inc., 5.125%, 3/1/29(1)	875,000	879,922
		7,232,584
Consumer Finance — 2.7%
4finance SA, 10.75%, 5/1/22(1)	200,000	158,143
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	675,000	729,604
Ally Financial, Inc., 3.875%, 5/21/24	175,000	186,684
Ally Financial, Inc., 5.125%, 9/30/24	300,000	334,829
Ally Financial, Inc., 8.00%, 11/1/31	1,200,000	1,646,456
Avolon Holdings Funding Ltd., 3.625%, 5/1/22(1)	75,000	73,733
Avolon Holdings Funding Ltd., 3.95%, 7/1/24(1)	2,000,000	1,901,431
Credit Acceptance Corp., 5.125%, 12/31/24(1)	275,000	273,743
Credit Acceptance Corp., 6.625%, 3/15/26	25,000	25,922
FirstCash, Inc., 4.625%, 9/1/28(1)	750,000	768,281
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(7)	2,564,718	1,439,448
Navient Corp., 5.00%, 10/26/20	25,000	25,036
Navient Corp., 5.875%, 3/25/21	625,000	630,666
Navient Corp., 6.625%, 7/26/21	275,000	279,641
Navient Corp., 6.50%, 6/15/22	350,000	357,875
Navient Corp., 5.50%, 1/25/23	400,000	404,914
Navient Corp., 7.25%, 9/25/23	275,000	285,141
Navient Corp., 5.875%, 10/25/24	1,550,000	1,545,164
Navient Corp., 6.75%, 6/25/25	2,125,000	2,154,219
Navient Corp., 6.75%, 6/15/26	675,000	676,266
Navient Corp., 5.00%, 3/15/27	100,000	94,041
Navient Corp., MTN, 7.25%, 1/25/22	1,525,000	1,569,294

	Principal Amount/Shares	Value
Navient Corp., MTN, 6.125%, 3/25/24	$625,000	$633,197
OneMain Finance Corp., 7.75%, 10/1/21	150,000	157,230
OneMain Finance Corp., 6.125%, 5/15/22	225,000	234,000
OneMain Finance Corp., 8.25%, 10/1/23	325,000	361,935
OneMain Finance Corp., 6.875%, 3/15/25	1,373,000	1,526,158
OneMain Finance Corp., 8.875%, 6/1/25	350,000	388,272
OneMain Finance Corp., 7.125%, 3/15/26	1,250,000	1,398,069
OneMain Finance Corp., 6.625%, 1/15/28	525,000	583,532
OneMain Finance Corp., 5.375%, 11/15/29	800,000	834,000
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	100,000	99,590
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	550,000	552,430
		22,328,944
Containers and Packaging — 1.5%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(6)	2,000,000	1,992,100
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,025,000	1,045,500
Berry Global, Inc., 4.875%, 7/15/26(1)	400,000	419,918
Cascades, Inc. / Cascades USA, Inc., 5.125%, 1/15/26(1)	100,000	105,082
Cascades, Inc. / Cascades USA, Inc., 5.375%, 1/15/28(1)	750,000	789,844
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	650,000	651,625
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	150,000	151,875
Graham Packaging Co., Inc., 7.125%, 8/15/28(1)	125,000	130,391
Graphic Packaging International LLC, 3.50%, 3/1/29(1)	200,000	201,625
Greif, Inc., 6.50%, 3/1/27(1)	475,000	492,981
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	525,000	533,360
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	75,000	75,375
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	2,950,000	2,780,375
OI European Group BV, 4.00%, 3/15/23(1)	200,000	203,729
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	350,000	382,594
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	200,000	217,000
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	75,000	75,141
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	243,000	246,159
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	345,000	351,210
Sealed Air Corp., 4.00%, 12/1/27(1)	400,000	418,920
Silgan Holdings, Inc., 4.125%, 2/1/28	225,000	230,062
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	300,000	319,215
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	350,000	346,026
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	400,000	415,190
Trivium Packaging Finance BV, 8.50%, 8/15/27(1)	200,000	216,000
		12,791,297
Distributors — 0.4%
Performance Food Group, Inc., 5.50%, 6/1/24(1)	2,000,000	2,005,000
Performance Food Group, Inc., 5.50%, 10/15/27(1)	375,000	386,936
Resideo Funding, Inc., 6.125%, 11/1/26(1)	100,000	98,750
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	700,000	719,558
		3,210,244
Diversified Consumer Services — 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	200,000	198,500

	Principal Amount/Shares	Value
Graham Holdings Co., 5.75%, 6/1/26(1)	$600,000	$633,636
Service Corp. International/US, 3.375%, 8/15/30	50,000	50,156
Sotheby's, 7.375%, 10/15/27(1)	400,000	400,676
		1,282,968
Diversified Financial Services — 0.8%
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	125,000	125,456
Fairstone Financial, Inc., 7.875%, 7/15/24(1)	350,000	359,807
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	200,000	207,250
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	400,000	408,000
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	1,300,000	1,337,375
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	175,000	171,240
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	575,000	614,891
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	750,000	823,125
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	600,000	661,467
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	600,000	606,900
Verscend Escrow Corp., 9.75%, 8/15/26(1)	575,000	626,629
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	750,000	705,525
		6,647,665
Diversified Telecommunication Services — 4.6%
Altice France Holding SA, 10.50%, 5/15/27(1)	1,600,000	1,781,000
Altice France Holding SA, 6.00%, 2/15/28(1)	1,925,000	1,839,617
Altice France SA, 7.375%, 5/1/26(1)	1,000,000	1,048,950
Altice France SA, 8.125%, 2/1/27(1)	2,050,000	2,236,253
Altice France SA, 5.50%, 1/15/28(1)	1,675,000	1,698,031
Altice France SA, 5.125%, 1/15/29(1)	200,000	199,935
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	200,000	200,375
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	400,000	407,190
CenturyLink, Inc., 6.45%, 6/15/21	300,000	308,175
CenturyLink, Inc., 5.80%, 3/15/22	325,000	336,984
CenturyLink, Inc., 6.75%, 12/1/23	1,225,000	1,345,969
CenturyLink, Inc., 7.50%, 4/1/24	175,000	196,149
CenturyLink, Inc., 5.125%, 12/15/26(1)	1,150,000	1,183,172
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	550,000	562,933
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,850,000	1,858,695
Consolidated Communications, Inc., 6.50%, 10/1/28(1)(2)	450,000	460,125
Embarq Corp., 8.00%, 6/1/36	1,500,000	1,778,902
Frontier Communications Corp., 10.50%, 9/15/22(3)(4)	6,250,000	2,631,344
Frontier Communications Corp., 8.50%, 4/1/26(1)(3)	425,000	429,250
Frontier Communications Corp., 8.00%, 4/1/27(1)(3)	375,000	374,297
Hughes Satellite Systems Corp., 5.25%, 8/1/26	500,000	533,360
Hughes Satellite Systems Corp., 6.625%, 8/1/26	650,000	705,744
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)(3)	75,000	76,250
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)(3)(4)	1,575,000	1,019,655
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(3)(4)	2,400,000	1,575,840
Intelsat Luxembourg SA, 7.75%, 6/1/21(3)(4)	75,000	3,563
Intelsat Luxembourg SA, 8.125%, 6/1/23(3)(4)	550,000	27,500
Level 3 Financing, Inc., 5.375%, 5/1/25	200,000	206,400
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	500,000	514,647
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	1,125,000	1,143,360

	Principal Amount/Shares	Value
QualityTech LP / QTS Finance Corp., 3.875%, 10/1/28(1)(2)	$325,000	$326,749
Sprint Capital Corp., 6.875%, 11/15/28	525,000	654,785
Sprint Capital Corp., 8.75%, 3/15/32	2,825,000	4,138,088
Switch Ltd., 3.75%, 9/15/28(1)	675,000	683,437
Telecom Italia Capital SA, 6.00%, 9/30/34	1,965,000	2,286,651
Telecom Italia Capital SA, 7.20%, 7/18/36	100,000	126,435
Telecom Italia SpA, 5.30%, 5/30/24(1)	200,000	217,485
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	500,000	503,588
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	450,000	453,870
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(1)	550,000	541,750
Windstream Holding of the Midwest, Inc., 6.75%, 4/1/28(3)	50,000	41,781
Windstream Services LLC / Windstream Finance Corp., 10.50%, 6/30/24(1)(3)(4)	325,000	6,500
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	1,000,000	985,530
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	425,000	438,740
		38,089,054
Electric Utilities — 1.0%
Drax Finco plc, 6.625%, 11/1/25(1)	600,000	625,500
MTS Systems Corp., 5.75%, 8/15/27(1)	250,000	246,956
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	75,000	78,281
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,050,000	1,088,719
NRG Energy, Inc., 7.25%, 5/15/26	1,225,000	1,306,028
NRG Energy, Inc., 6.625%, 1/15/27	1,175,000	1,244,278
PG&E Corp., 5.00%, 7/1/28	650,000	631,361
PG&E Corp., 5.25%, 7/1/30	525,000	508,594
Talen Energy Supply LLC, 6.50%, 6/1/25	100,000	65,740
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	675,000	514,961
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	75,000	74,873
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	175,000	170,045
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,025,000	1,071,125
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	650,000	683,312
		8,309,773
Electrical Equipment — 0.2%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	975,000	1,063,359
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	700,000	767,956
		1,831,315
Electronic Equipment, Instruments and Components†
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	300,000	298,875
Energy Equipment and Services — 1.0%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	350,000	336,948
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	525,000	496,125
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	75,000	15,563
ChampionX Corp., 6.375%, 5/1/26	550,000	527,312
Diamond Offshore Drilling, Inc., 3.45%, 11/1/23(3)(4)	175,000	17,300
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25(3)(4)	750,000	71,438
Diamond Offshore Drilling, Inc., 5.70%, 10/15/39(3)(4)	200,000	18,641
Diamond Offshore Drilling, Inc., 4.875%, 11/1/43(3)(4)	125,000	12,031
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	825,000	316,070
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	650,000	557,307

	Principal Amount/Shares	Value
FTS International, Inc., 6.25%, 5/1/22(3)	$800,000	$276,000
Global Marine, Inc., 7.00%, 6/1/28	25,000	4,493
Nabors Industries Ltd., 7.25%, 1/15/26(1)	450,000	223,313
Nabors Industries Ltd., 7.50%, 1/15/28(1)	725,000	351,172
Nabors Industries, Inc., 5.75%, 2/1/25	1,625,000	554,361
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	125,000	38,008
Noble Holding International Ltd., 7.875%, 2/1/26(1)(3)(4)	800,000	196,000
Precision Drilling Corp., 7.75%, 12/15/23	50,000	38,156
Precision Drilling Corp., 5.25%, 11/15/24	425,000	286,078
Precision Drilling Corp., 7.125%, 1/15/26(1)	525,000	339,538
SESI LLC, 7.125%, 12/15/21(1)	400,000	102,000
SESI LLC, 7.75%, 9/15/24	150,000	37,500
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	800,000	320,000
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	663,000	430,950
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	195,000	175,500
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	325,000	261,625
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	275,000	188,375
Transocean, Inc., 11.50%, 1/30/27(1)	783,000	316,136
Transocean, Inc., 8.00%, 2/1/27(1)	1,175,000	334,875
Transocean, Inc., 7.50%, 4/15/31	1,150,000	161,000
Transocean, Inc., 6.80%, 3/15/38	188,000	25,850
Transocean, Inc., 9.35%, 12/15/41	150,000	20,625
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	700,000	695,187
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	275,000	273,160
		8,018,637
Entertainment — 0.8%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	675,000	652,958
AMC Entertainment Holdings, Inc., 10.50%, 4/24/26(1)	113,000	81,925
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)(7)	1,057,000	301,245
Cinemark USA, Inc., 5.125%, 12/15/22	375,000	334,453
Cinemark USA, Inc., 4.875%, 6/1/23	700,000	599,812
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24(1)	650,000	645,525
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	475,000	468,419
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	500,000	483,750
Netflix, Inc., 5.875%, 11/15/28	425,000	507,871
Netflix, Inc., 6.375%, 5/15/29	1,050,000	1,292,812
Netflix, Inc., 5.375%, 11/15/29(1)	100,000	117,990
WMG Acquisition Corp., 5.50%, 4/15/26(1)	300,000	312,318
WMG Acquisition Corp., 3.875%, 7/15/30(1)	800,000	826,240
WMG Acquisition Corp., 3.00%, 2/15/31(1)	450,000	438,638
		7,063,956
Equity Real Estate Investment Trusts (REITs) — 2.4%
Diversified Healthcare Trust, 9.75%, 6/15/25	1,250,000	1,400,200
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	350,000	354,016
ESH Hospitality, Inc., 4.625%, 10/1/27(1)	925,000	908,831
FelCor Lodging LP, 6.00%, 6/1/25	1,700,000	1,680,696
GEO Group, Inc. (The), 5.875%, 10/15/24	25,000	19,203
GEO Group, Inc. (The), 6.00%, 4/15/26	50,000	35,908
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	75,000	81,624

	Principal Amount/Shares	Value
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(1)	$375,000	$391,519
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	200,000	201,500
Iron Mountain, Inc., 5.00%, 7/15/28(1)	350,000	359,184
Iron Mountain, Inc., 4.875%, 9/15/29(1)	475,000	483,788
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,225,000	1,279,359
Iron Mountain, Inc., 4.50%, 2/15/31(1)	1,550,000	1,561,454
Iron Mountain, Inc., 5.625%, 7/15/32(1)	100,000	105,737
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	1,930,000	1,970,530
MPT Operating Partnership LP / MPT Finance Corp., 5.50%, 5/1/24	150,000	152,110
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	900,000	960,570
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	850,000	854,250
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/23	25,000	24,544
SBA Communications Corp., 4.00%, 10/1/22	100,000	100,938
Service Properties Trust, 5.00%, 8/15/22	1,000,000	998,980
Service Properties Trust, 4.35%, 10/1/24	1,125,000	1,020,032
Service Properties Trust, 7.50%, 9/15/25	600,000	639,054
Service Properties Trust, 5.25%, 2/15/26	150,000	138,627
Service Properties Trust, 4.95%, 2/15/27	225,000	200,813
Service Properties Trust, 4.375%, 2/15/30	50,000	41,625
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	800,000	775,200
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	950,000	1,008,187
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	75,000	75,563
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	1,040,000	1,046,474
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	225,000	221,625
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	225,000	221,906
XHR LP, 6.375%, 8/15/25(1)	550,000	551,031
		19,865,078
Food and Staples Retailing — 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	425,000	432,544
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	540,000	559,005
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	650,000	665,759
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	125,000	133,649
Rite Aid Corp., 7.50%, 7/1/25(1)	491,000	484,506
Rite Aid Corp., 8.00%, 11/15/26(1)	587,000	588,101
		2,863,564
Food Products — 2.4%
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	825,000	855,430
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	850,000	880,613
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	125,000	131,484
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	850,000	913,750
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	150,000	154,360

	Principal Amount/Shares	Value
JBS Investments II GmbH, 7.00%, 1/15/26(1)	$200,000	$213,826
JBS Investments II GmbH, 5.75%, 1/15/28(1)	200,000	208,750
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	38,000	38,787
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	400,000	413,320
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	1,500,000	1,666,830
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	975,000	1,063,969
Kraft Heinz Foods Co., 5.00%, 7/15/35	800,000	922,336
Kraft Heinz Foods Co., 6.875%, 1/26/39	300,000	402,173
Kraft Heinz Foods Co., 6.50%, 2/9/40	825,000	1,049,778
Kraft Heinz Foods Co., 5.00%, 6/4/42	450,000	492,863
Kraft Heinz Foods Co., 5.20%, 7/15/45	1,025,000	1,121,716
Kraft Heinz Foods Co., 4.375%, 6/1/46	3,275,000	3,372,165
Kraft Heinz Foods Co., 4.875%, 10/1/49(1)	2,050,000	2,165,858
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	825,000	841,500
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	477,000	493,099
Post Holdings, Inc., 5.00%, 8/15/26(1)	141,000	144,770
Post Holdings, Inc., 5.75%, 3/1/27(1)	1,000,000	1,054,065
Post Holdings, Inc., 5.625%, 1/15/28(1)	900,000	954,846
US Foods, Inc., 5.875%, 6/15/24(1)	625,000	630,656
US Foods, Inc., 6.25%, 4/15/25(1)	225,000	238,519
		20,425,463
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	625,000	673,072
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	100,000	109,790
		782,862
Health Care Equipment and Supplies — 0.2%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	450,000	457,594
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28(1)	1,175,000	1,224,203
Varex Imaging Corp., 7.875%, 10/15/27(1)	175,000	181,562
		1,863,359
Health Care Providers and Services — 3.6%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	475,000	489,434
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)(2)	500,000	505,625
Air Methods Corp., 8.00%, 5/15/25(1)	1,150,000	906,942
Centene Corp., 4.75%, 1/15/25	625,000	643,156
Centene Corp., 5.375%, 6/1/26(1)	700,000	739,704
Centene Corp., 4.25%, 12/15/27	1,500,000	1,573,117
Centene Corp., 3.00%, 10/15/30(2)	825,000	841,500
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	778,000	694,851
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	350,000	342,563
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	550,000	548,281
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	1,996,000	1,462,070
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	1,300,000	1,260,740
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	2,225,000	2,186,925
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	125,000	122,500
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	479,000	227,226
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	125,000	97,331
DaVita, Inc., 4.625%, 6/1/30(1)	1,625,000	1,668,916

	Principal Amount/Shares	Value
DaVita, Inc., 3.75%, 2/15/31(1)	$275,000	$265,664
Encompass Health Corp., 4.75%, 2/1/30	665,000	675,793
Encompass Health Corp., 4.625%, 4/1/31(2)	750,000	765,937
Envision Healthcare Corp., 8.75%, 10/15/26(1)	700,000	324,492
HCA, Inc., 7.69%, 6/15/25	250,000	294,661
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,496,875
IQVIA, Inc., 5.00%, 5/15/27(1)	475,000	499,004
LifePoint Health, Inc., 6.75%, 4/15/25(1)	325,000	342,875
LifePoint Health, Inc., 4.375%, 2/15/27(1)	125,000	125,469
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(6)	925,000	942,344
Select Medical Corp., 6.25%, 8/15/26(1)	625,000	650,962
Tenet Healthcare Corp., 8.125%, 4/1/22	775,000	862,110
Tenet Healthcare Corp., 6.75%, 6/15/23	725,000	761,975
Tenet Healthcare Corp., 4.625%, 7/15/24	425,000	426,487
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	400,000	403,624
Tenet Healthcare Corp., 7.50%, 4/1/25(1)	625,000	674,322
Tenet Healthcare Corp., 7.00%, 8/1/25	550,000	567,146
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	750,000	762,180
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	225,000	232,561
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	225,000	231,998
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	400,000	404,120
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	3,100,000	3,024,437
Tenet Healthcare Corp., 6.875%, 11/15/31	275,000	270,479
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	500,000	511,145
		29,827,541
Hotels, Restaurants and Leisure — 8.8%
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	125,000	127,431
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	1,473,000	1,512,852
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	775,000	791,655
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)(2)	625,000	631,381
Aramark Services, Inc., 5.00%, 4/1/25(1)	100,000	101,690
Aramark Services, Inc., 6.375%, 5/1/25(1)	875,000	912,559
Arrow Bidco LLC, 9.50%, 3/15/24(1)	75,000	62,523
Boyd Gaming Corp., 8.625%, 6/1/25(1)	720,000	790,222
Boyd Gaming Corp., 6.375%, 4/1/26	2,225,000	2,319,740
Boyd Gaming Corp., 6.00%, 8/15/26	2,600,000	2,690,506
Boyne USA, Inc., 7.25%, 5/1/25(1)	575,000	602,971
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	1,175,000	1,226,412
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	2,825,000	2,998,187
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	200,000	206,500
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	1,485,000	1,438,690
Carlson Travel, Inc., 9.50% Cash plus 2.00% PIK, 12/15/26(1)	502,000	307,430
Carnival Corp., 3.95%, 10/15/20	2,525,000	2,525,000
Carnival Corp., 11.50%, 4/1/23(1)	1,800,000	2,020,383
Carnival Corp., 10.50%, 2/1/26(1)	1,050,000	1,164,844
Carnival Corp., 9.875%, 8/1/27(1)	1,100,000	1,165,439
Carnival Corp., 6.65%, 1/15/28	200,000	168,193
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	400,000	383,752
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	350,000	360,063
Churchill Downs, Inc., 5.50%, 4/1/27(1)	500,000	523,058

	Principal Amount/Shares	Value
Churchill Downs, Inc., 4.75%, 1/15/28(1)	$100,000	$100,732
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	550,000	508,005
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	1,275,000	1,426,272
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	830,000	704,375
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	1,025,000	1,015,227
Golden Nugget, Inc., 6.75%, 10/15/24(1)	2,725,000	2,278,781
Golden Nugget, Inc., 8.75%, 10/1/25(1)	3,375,000	2,668,359
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	350,000	363,923
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	1,125,000	1,158,536
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	550,000	582,656
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	200,000	201,729
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(6)	147,722	139,597
IRB Holding Corp., 7.00%, 6/15/25(1)	425,000	453,911
IRB Holding Corp., 6.75%, 2/15/26(1)	275,000	275,516
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	780,000	763,990
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	650,000	683,933
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	4,906,000	4,727,642
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(1)	225,000	235,751
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28	125,000	118,883
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26	475,000	488,509
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	1,525,000	1,548,349
Melco Resorts Finance Ltd., 5.625%, 7/17/27(1)	200,000	207,945
Melco Resorts Finance Ltd., 5.75%, 7/21/28(1)	400,000	407,916
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	400,000	398,360
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	800,000	764,848
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	600,000	619,863
MGM Resorts International, 7.75%, 3/15/22	750,000	791,944
MGM Resorts International, 6.00%, 3/15/23	1,500,000	1,558,920
MGM Resorts International, 6.75%, 5/1/25	400,000	419,842
MGM Resorts International, 5.50%, 4/15/27	1,131,000	1,183,484
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,850,000	1,735,531
Motion Bondco DAC, 6.625%, 11/15/27(1)	200,000	174,134
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	200,000	204,000
NCL Corp. Ltd., 12.25%, 5/15/24(1)	225,000	252,281
NCL Corp. Ltd., 3.625%, 12/15/24(1)	100,000	70,188
NCL Corp. Ltd., 10.25%, 2/1/26(1)	550,000	574,750
Powdr Corp., 6.00%, 8/1/25(1)	125,000	128,281
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	925,000	827,153
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	475,000	504,094
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	850,000	988,439
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	75,000	55,251
Scientific Games International, Inc., 7.00%, 5/15/28(1)	1,500,000	1,506,206
Scientific Games International, Inc., 7.25%, 11/15/29(1)	350,000	355,842
SeaWorld Parks & Entertainment, Inc., 9.50%, 8/1/25(1)	1,400,000	1,448,972
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/1/27(1)	175,000	168,385
Studio City Finance Ltd., 6.00%, 7/15/25(1)	600,000	616,380
Studio City Finance Ltd., 6.50%, 1/15/28(1)	600,000	630,000

	Principal Amount/Shares	Value
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27(1)	$100,000	$99,800
Viking Cruises Ltd., 6.25%, 5/15/25(1)	325,000	256,310
Viking Cruises Ltd., 13.00%, 5/15/25(1)	750,000	870,000
Viking Cruises Ltd., 5.875%, 9/15/27(1)	1,225,000	954,734
VOC Escrow Ltd., 5.00%, 2/15/28(1)	125,000	110,961
Wyndham Destinations, Inc., 6.625%, 7/31/26(1)	1,125,000	1,180,671
Wyndham Destinations, Inc., 4.625%, 3/1/30(1)	225,000	217,512
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	2,375,000	2,284,453
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,400,000	2,254,500
Wynn Macau Ltd., 4.875%, 10/1/24(1)	200,000	197,771
Wynn Macau Ltd., 5.50%, 1/15/26(1)	825,000	814,584
Wynn Macau Ltd., 5.50%, 10/1/27(1)	425,000	413,313
Wynn Macau Ltd., 5.625%, 8/26/28(1)	950,000	923,875
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(1)	675,000	715,702
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	125,000	121,406
		73,484,758
Household Durables — 2.2%
Adams Homes, Inc., 7.50%, 2/15/25(1)	450,000	455,906
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	650,000	662,119
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	500,000	503,750
Beazer Homes USA, Inc., 6.75%, 3/15/25	477,000	494,241
Beazer Homes USA, Inc., 5.875%, 10/15/27	400,000	402,750
Beazer Homes USA, Inc., 7.25%, 10/15/29	350,000	375,604
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.375%, 5/15/25(1)	100,000	100,365
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.875%, 2/15/30(1)	450,000	421,627
Century Communities, Inc., 5.875%, 7/15/25	500,000	521,572
Century Communities, Inc., 6.75%, 6/1/27	750,000	797,179
Installed Building Products, Inc., 5.75%, 2/1/28(1)	300,000	316,818
K Hovnanian Enterprises, Inc., 13.50%, 2/1/26(1)	26,000	18,460
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	14,300
KB Home, 7.00%, 12/15/21	125,000	131,148
KB Home, 7.625%, 5/15/23	50,000	55,000
KB Home, 6.875%, 6/15/27	650,000	769,314
Lennar Corp., 4.75%, 4/1/21	525,000	530,788
Mattamy Group Corp., 4.625%, 3/1/30(1)	525,000	532,518
Meritage Homes Corp., 7.00%, 4/1/22	275,000	295,217
Meritage Homes Corp., 6.00%, 6/1/25	925,000	1,034,941
Newell Brands, Inc., 4.70%, 4/1/26	3,025,000	3,228,280
Newell Brands, Inc., 5.875%, 4/1/36	1,125,000	1,299,397
Newell Brands, Inc., 6.00%, 4/1/46	225,000	252,844
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	400,000	431,436
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	725,000	724,888
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	475,000	474,703
STL Holding Co. LLC, 7.50%, 2/15/26(1)	700,000	704,375

	Principal Amount/Shares	Value
Taylor Morrison Communities, Inc., 6.625%, 7/15/27(1)	$150,000	$161,496
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	225,000	246,696
TopBuild Corp., 5.625%, 5/1/26(1)	700,000	725,242
TRI Pointe Group, Inc., 5.25%, 6/1/27	675,000	722,965
TRI Pointe Group, Inc., 5.70%, 6/15/28	150,000	164,625
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	390,000	422,419
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	550,000	553,253
		18,546,236
Household Products — 0.3%
Central Garden & Pet Co., 6.125%, 11/15/23	75,000	76,680
Energizer Holdings, Inc., 6.375%, 7/15/26(1)	625,000	672,391
Energizer Holdings, Inc., 4.75%, 6/15/28(1)	300,000	310,860
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(1)	350,000	355,687
Prestige Brands, Inc., 6.375%, 3/1/24(1)	100,000	102,687
Prestige Brands, Inc., 5.125%, 1/15/28(1)	275,000	284,625
Spectrum Brands, Inc., 6.125%, 12/15/24	225,000	231,891
Spectrum Brands, Inc., 5.75%, 7/15/25	275,000	284,212
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	200,000	211,375
		2,530,408
Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp., 5.25%, 6/1/26(1)	150,000	156,292
Calpine Corp., 4.50%, 2/15/28(1)	625,000	641,138
Calpine Corp., 5.125%, 3/15/28(1)	1,600,000	1,658,264
Calpine Corp., 4.625%, 2/1/29(1)	1,775,000	1,776,109
Calpine Corp., 5.00%, 2/1/31(1)	900,000	919,057
Clearway Energy Operating LLC, 5.75%, 10/15/25	350,000	369,287
Clearway Energy Operating LLC, 5.00%, 9/15/26	1,350,000	1,408,806
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	750,000	778,830
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	350,000	359,548
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	175,000	191,896
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	650,000	692,062
		8,951,289
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 5.625%, 7/1/27(1)	746,000	796,265
Stena International SA, 6.125%, 2/1/25(1)	200,000	192,875
		989,140
Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, 2/15/24(1)	575,000	603,603
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	1,350,000	1,328,737
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	175,000	194,250
AssuredPartners, Inc., 7.00%, 8/15/25(1)	475,000	485,291
Genworth Holdings, Inc., 7.625%, 9/24/21	450,000	451,150
Genworth Holdings, Inc., 4.90%, 8/15/23	1,025,000	946,203
Genworth Holdings, Inc., 4.80%, 2/15/24	250,000	230,618
HUB International Ltd., 7.00%, 5/1/26(1)	1,725,000	1,789,265
MBIA Insurance Corp., VRN, 11.54%, (3-month LIBOR plus 11.26%), 1/15/33(1)(3)(4)	125,000	46,250
MBIA, Inc., 7.15%, 7/15/27	25,000	23,339
USI, Inc., 6.875%, 5/1/25(1)	200,000	203,123
		6,301,829

	Principal Amount/Shares	Value
Internet and Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	$1,325,000	$1,381,690
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	825,000	873,312
QVC, Inc., 4.75%, 2/15/27	400,000	411,554
		2,666,556
IT Services — 0.9%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	1,350,000	1,428,975
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	575,000	582,188
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	775,000	799,192
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,000,000	310,000
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	575,000	583,723
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	775,000	814,234
Science Applications International Corp., 4.875%, 4/1/28(1)	725,000	737,332
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	1,225,000	1,252,544
Vericast Corp., 8.375%, 8/15/22(1)	1,025,000	998,734
		7,506,922
Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(1)	450,000	475,200
Mattel, Inc., 5.875%, 12/15/27(1)	250,000	269,531
Mattel, Inc., 5.45%, 11/1/41	75,000	70,456
		815,187
Life Sciences Tools and Services†
Avantor, Inc., 6.00%, 10/1/24(1)	100,000	104,625
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	275,000	290,125
		394,750
Machinery — 0.9%
Clark Equipment Co., 5.875%, 6/1/25(1)	150,000	155,625
Colfax Corp., 6.00%, 2/15/24(1)	375,000	390,630
Colfax Corp., 6.375%, 2/15/26(1)	75,000	79,617
EnPro Industries, Inc., 5.75%, 10/15/26	425,000	449,888
Granite US Holdings Corp., 11.00%, 10/1/27(1)	300,000	309,000
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(6)	400,000	415,250
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	70,961
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	100,000	103,500
Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24(1)	525,000	533,586
Navistar International Corp., 9.50%, 5/1/25(1)	425,000	478,138
Navistar International Corp., 6.625%, 11/1/25(1)	775,000	796,797
SPX FLOW, Inc., 5.875%, 8/15/26(1)	375,000	391,172
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	150,000	161,034
Tennant Co., 5.625%, 5/1/25	150,000	156,139
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	675,000	673,313
Titan International, Inc., 6.50%, 11/30/23	425,000	319,453
Vertical Holdco Gmbh, 7.625%, 7/15/28(1)	400,000	423,500
Vertical U.S. Newco, Inc., 5.25%, 7/15/27(1)	400,000	416,456
Wabash National Corp., 5.50%, 10/1/25(1)	200,000	200,729
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,400,000	1,338,897
		7,863,685
Media — 6.7%
Altice Financing SA, 7.50%, 5/15/26(1)	1,100,000	1,165,758
Altice Financing SA, 5.00%, 1/15/28(1)	650,000	632,167

	Principal Amount/Shares	Value
AMC Networks, Inc., 4.75%, 12/15/22	$350,000	$350,735
AMC Networks, Inc., 5.00%, 4/1/24	300,000	307,125
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	275,000	278,849
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	425,000	437,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,100,000	2,186,625
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	550,000	579,455
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	1,875,000	1,971,187
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,150,000	2,231,592
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32(1)	1,350,000	1,410,750
Clear Channel International BV, 6.625%, 8/1/25(1)	1,075,000	1,102,896
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	638,000	620,139
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	1,550,000	1,490,325
CSC Holdings LLC, 6.75%, 11/15/21	50,000	52,496
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,375,000	1,535,703
CSC Holdings LLC, 5.75%, 1/15/30(1)	3,275,000	3,484,485
CSC Holdings LLC, 4.125%, 12/1/30(1)	900,000	918,225
CSC Holdings LLC, 4.625%, 12/1/30(1)	400,000	402,446
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	2,575,000	1,828,031
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	825,000	430,031
DISH DBS Corp., 6.75%, 6/1/21	150,000	153,900
DISH DBS Corp., 5.875%, 11/15/24	800,000	825,000
DISH DBS Corp., 7.375%, 7/1/28(1)	700,000	721,875
EW Scripps Co. (The), 5.125%, 5/15/25(1)	575,000	563,500
GCI LLC, 6.625%, 6/15/24(1)	350,000	376,285
GCI LLC, 4.75%, 10/15/28(1)(2)	825,000	837,383
Gray Television, Inc., 5.125%, 10/15/24(1)	1,130,000	1,154,719
Gray Television, Inc., 5.875%, 7/15/26(1)	1,275,000	1,325,203
Gray Television, Inc., 7.00%, 5/15/27(1)	825,000	895,445
iHeartCommunications, Inc., 6.375%, 5/1/26	601,314	627,561
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	825,000	805,769
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	525,000	495,672
Lamar Media Corp., 3.75%, 2/15/28(1)	275,000	274,141
Lamar Media Corp., 4.00%, 2/15/30(1)	450,000	450,844
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	400,000	418,500
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	850,000	876,401
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	1,050,000	1,103,041
Nexstar Broadcasting, Inc., 4.75%, 11/1/28(1)	950,000	971,375
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	950,000	927,856
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	50,000	48,063
Quebecor Media, Inc., 5.75%, 1/15/23	200,000	215,000
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 9/15/26(1)	750,000	752,655
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(1)	1,000,000	1,027,888
Salem Media Group, Inc., 6.75%, 6/1/24(1)	175,000	152,250
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	225,000	217,406
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	625,000	617,850
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	350,000	325,570
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	1,150,000	1,068,568

	Principal Amount/Shares	Value
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	$214,000	$216,541
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	600,000	621,375
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	375,000	392,263
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	1,250,000	1,346,344
TEGNA, Inc., 4.75%, 3/15/26(1)	625,000	639,813
TEGNA, Inc., 4.625%, 3/15/28(1)	1,550,000	1,519,465
TEGNA, Inc., 5.00%, 9/15/29(1)	875,000	864,885
Townsquare Media, Inc., 6.50%, 4/1/23(1)	775,000	712,919
Univision Communications, Inc., 5.125%, 2/15/25(1)	900,000	854,438
Univision Communications, Inc., 9.50%, 5/1/25(1)	350,000	376,250
Univision Communications, Inc., 6.625%, 6/1/27(1)	800,000	783,000
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	206,875
Videotron Ltd., 5.00%, 7/15/22	1,500,000	1,569,375
Videotron Ltd., 5.375%, 6/15/24(1)	500,000	546,558
Virgin Media Finance plc, 5.00%, 7/15/30(1)	600,000	597,750
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	600,000	645,024
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	200,000	199,700
VTR Comunicaciones SpA, 5.125%, 1/15/28(1)	200,000	207,100
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	1,125,000	1,165,781
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	200,000	202,976
Ziggo BV, 5.50%, 1/15/27(1)	270,000	283,323
		55,598,245
Metals and Mining — 4.5%
Alcoa Nederland Holding BV, 7.00%, 9/30/26(1)	600,000	629,625
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	633,375
Allegheny Technologies, Inc., 5.875%, 12/1/27	525,000	505,483
ArcelorMittal SA, 4.55%, 3/11/26	175,000	189,185
ArcelorMittal SA, 7.25%, 10/15/39	275,000	348,661
Arconic Corp., 6.00%, 5/15/25(1)	625,000	668,625
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	150,000	154,847
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,250,000	1,266,281
Carpenter Technology Corp., 6.375%, 7/15/28	800,000	838,221
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	313,000	291,873
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	725,000	810,187
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	275,000	280,074
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	1,250,000	1,164,062
Coeur Mining, Inc., 5.875%, 6/1/24	200,000	200,229
Commercial Metals Co., 5.75%, 4/15/26	375,000	391,112
Commercial Metals Co., 5.375%, 7/15/27	50,000	52,913
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	76,789
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	375,000	405,634
Constellium SE, 5.75%, 5/15/24(1)	250,000	255,286
Constellium SE, 6.625%, 3/1/25(1)	1,000,000	1,025,000
Constellium SE, 5.625%, 6/15/28(1)	525,000	535,828
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	1,000,000	1,001,400
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	658,000	658,181
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	2,400,000	2,307,000
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,475,000	2,554,720
Freeport-McMoRan, Inc., 5.00%, 9/1/27	850,000	889,984
Freeport-McMoRan, Inc., 4.125%, 3/1/28	700,000	710,063

	Principal Amount/Shares	Value
Freeport-McMoRan, Inc., 4.375%, 8/1/28	$575,000	$595,602
Freeport-McMoRan, Inc., 4.25%, 3/1/30	1,625,000	1,667,152
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,175,000	1,237,539
Freeport-McMoRan, Inc., 5.45%, 3/15/43	4,425,000	4,921,131
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	550,000	558,250
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	775,000	760,287
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	50,000	50,965
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	400,000	407,776
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	500,000	496,875
IAMGOLD Corp., 5.75%, 10/15/28(1)	900,000	870,750
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28(1)	175,000	184,625
Kaiser Aluminum Corp., 6.50%, 5/1/25(1)	1,800,000	1,861,047
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	300,000	280,257
Mineral Resources Ltd., 8.125%, 5/1/27(1)	650,000	707,275
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	75,000	57,352
New Gold, Inc., 7.50%, 7/15/27(1)	250,000	267,188
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(3)	75,000	1,294
Novelis Corp., 5.875%, 9/30/26(1)	900,000	925,875
Novelis Corp., 4.75%, 1/30/30(1)	1,450,000	1,418,078
Park-Ohio Industries, Inc., 6.625%, 4/15/27	275,000	253,688
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)(3)(4)	200,000	75,000
Taseko Mines Ltd., 8.75%, 6/15/22(1)	850,000	812,613
		37,255,257
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	650,000	651,544
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	475,000	466,830
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	325,000	281,937
		1,400,311
Multiline Retail†
JC Penney Corp., Inc., 8.625%, 3/15/25(1)(3)(4)	250,000	3,907
JC Penney Corp., Inc., 6.375%, 10/15/36(3)(4)	125,000	469
		4,376
Oil, Gas and Consumable Fuels — 10.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	675,000	578,812
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,000,000	830,000
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	125,000	103,113
Antero Resources Corp., 5.375%, 11/1/21	50,000	47,625
Antero Resources Corp., 5.625%, 6/1/23	75,000	54,469
Antero Resources Corp., 5.00%, 3/1/25	25,000	15,672
Apache Corp., 3.25%, 4/15/22	100,000	98,860
Apache Corp., 4.875%, 11/15/27	50,000	47,344
Apache Corp., 4.25%, 1/15/30	775,000	699,922
Apache Corp., 5.10%, 9/1/40	1,850,000	1,666,434
Apache Corp., 5.25%, 2/1/42	100,000	89,740
Apache Corp., 4.75%, 4/15/43	1,800,000	1,603,620

	Principal Amount/Shares	Value
Apache Corp., 7.375%, 8/15/47	$250,000	$233,125
Apache Corp., 5.35%, 7/1/49	375,000	332,411
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	1,325,000	1,308,437
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	225,000	172,688
Callon Petroleum Co., 6.25%, 4/15/23	825,000	266,570
Callon Petroleum Co., 6.125%, 10/1/24	1,050,000	302,531
Callon Petroleum Co., 8.25%, 7/15/25	68,000	18,608
Callon Petroleum Co., 6.375%, 7/1/26	125,000	31,070
Cenovus Energy, Inc., 3.00%, 8/15/22	400,000	390,742
Cenovus Energy, Inc., 5.375%, 7/15/25	575,000	554,096
Cenovus Energy, Inc., 5.25%, 6/15/37	175,000	151,947
Cenovus Energy, Inc., 6.75%, 11/15/39	600,000	602,962
Cenovus Energy, Inc., 5.40%, 6/15/47	375,000	316,705
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	450,000	181,125
Centennial Resource Production LLC, 6.875%, 4/1/27(1)	200,000	82,081
Chaparral Energy, Inc., 8.75%, 7/15/23(1)(3)(4)	350,000	24,500
Cheniere Energy Partners LP, 5.25%, 10/1/25	100,000	102,400
Cheniere Energy Partners LP, 5.625%, 10/1/26	75,000	78,128
Cheniere Energy, Inc., 4.625%, 10/15/28(1)	950,000	976,719
Citgo Holding, Inc., 9.25%, 8/1/24(1)	2,500,000	2,387,500
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	200,000	198,960
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	1,050,000	1,037,531
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	1,575,000	1,600,294
CNX Resources Corp., 7.25%, 3/14/27(1)	1,250,000	1,276,587
Comstock Resources, Inc., 7.50%, 5/15/25(1)	425,000	406,937
Comstock Resources, Inc., 9.75%, 8/15/26	225,000	232,020
Comstock Resources, Inc., 9.75%, 8/15/26	525,000	539,214
Continental Resources, Inc., 5.00%, 9/15/22	1,250,000	1,242,662
Continental Resources, Inc., 4.50%, 4/15/23	850,000	811,954
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	1,360,000	1,333,092
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,025,000	968,625
DCP Midstream Operating LP, 4.75%, 9/30/21(1)	370,000	373,237
DCP Midstream Operating LP, 3.875%, 3/15/23	600,000	595,020
DCP Midstream Operating LP, 5.125%, 5/15/29	900,000	888,021
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	384,000	349,880
Endeavor Energy Resources LP / EER Finance, Inc., 6.625%, 7/15/25(1)	450,000	463,077
Endeavor Energy Resources LP / EER Finance, Inc., 5.50%, 1/30/26(1)	200,000	198,875
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	625,000	629,297
EnLink Midstream LLC, 5.375%, 6/1/29	1,000,000	812,500
EnLink Midstream Partners LP, 4.40%, 4/1/24	325,000	293,550
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,025,000	888,019
EnLink Midstream Partners LP, 5.60%, 4/1/44	450,000	291,058
EnLink Midstream Partners LP, 5.05%, 4/1/45	50,000	32,061
EnLink Midstream Partners LP, 5.45%, 6/1/47	150,000	94,404

	Principal Amount/Shares	Value
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20(4)(8)	$537,000	$1,396
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)(3)(4)	592,000	429
EQM Midstream Partners LP, 4.75%, 7/15/23	725,000	725,362
EQM Midstream Partners LP, 4.00%, 8/1/24	200,000	196,169
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	525,000	542,062
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	375,000	398,038
EQM Midstream Partners LP, 5.50%, 7/15/28	751,000	757,894
EQM Midstream Partners LP, 6.50%, 7/15/48	275,000	259,445
EQT Corp., 4.875%, 11/15/21	175,000	177,362
EQT Corp., 7.875%, 2/1/25	725,000	804,638
EQT Corp., 3.90%, 10/1/27	775,000	707,672
EQT Corp., 8.75%, 2/1/30	675,000	798,403
Genesis Energy LP / Genesis Energy Finance Corp., 6.00%, 5/15/23	200,000	182,125
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	300,000	257,813
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	800,000	695,832
Global Partners LP / GLP Finance Corp., 6.875%, 1/15/29(1)(2)	250,000	253,125
Gulfport Energy Corp., 6.00%, 10/15/24	400,000	249,250
Gulfport Energy Corp., 6.375%, 5/15/25	642,000	393,960
Gulfport Energy Corp., 6.375%, 1/15/26	275,000	170,104
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,100,000	1,097,250
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	1,300,000	1,326,786
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	2,300,000	2,296,895
HighPoint Operating Corp., 7.00%, 10/15/22	50,000	12,676
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	1,350,000	1,233,171
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	700,000	687,312
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	825,000	805,018
Jagged Peak Energy LLC, 5.875%, 5/1/26	400,000	399,186
Laredo Petroleum, Inc., 9.50%, 1/15/25	475,000	283,509
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	250,000	247,500
Matador Resources Co., 5.875%, 9/15/26	250,000	209,456
MEG Energy Corp., 7.00%, 3/31/24(1)	360,000	335,700
MEG Energy Corp., 7.125%, 2/1/27(1)	725,000	652,014
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	600,000	362,136
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	150,000	94,284
Murphy Oil Corp., 6.875%, 8/15/24	925,000	857,359
Murphy Oil Corp., 5.75%, 8/15/25	250,000	218,745
Murphy Oil Corp., 5.875%, 12/1/27	525,000	448,864
Murphy Oil Corp., 7.05%, 5/1/29	25,000	22,975
Murphy Oil Corp., 6.375%, 12/1/42	525,000	438,669
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(3)(4)	879,713	2,771
New Fortress Energy, Inc., 6.75%, 9/15/25(1)	75,000	78,553
NuStar Logistics LP, 5.75%, 10/1/25	450,000	465,885
NuStar Logistics LP, 6.00%, 6/1/26	200,000	200,907
NuStar Logistics LP, 6.375%, 10/1/30	450,000	468,000
Occidental Petroleum Corp., 2.70%, 8/15/22	229,000	214,389
Occidental Petroleum Corp., 6.95%, 7/1/24	500,000	485,805
Occidental Petroleum Corp., 3.50%, 6/15/25	200,000	166,375
Occidental Petroleum Corp., 8.00%, 7/15/25	325,000	327,634

	Principal Amount/Shares	Value
Occidental Petroleum Corp., 5.875%, 9/1/25	$1,225,000	$1,124,960
Occidental Petroleum Corp., 5.55%, 3/15/26	1,200,000	1,088,796
Occidental Petroleum Corp., 3.40%, 4/15/26	375,000	300,000
Occidental Petroleum Corp., 3.20%, 8/15/26	425,000	337,875
Occidental Petroleum Corp., 7.50%, 10/15/26	300,000	262,814
Occidental Petroleum Corp., 8.50%, 7/15/27	575,000	580,511
Occidental Petroleum Corp., 7.125%, 10/15/27	200,000	182,000
Occidental Petroleum Corp., 6.375%, 9/1/28	775,000	718,871
Occidental Petroleum Corp., 8.875%, 7/15/30	725,000	748,109
Occidental Petroleum Corp., 6.625%, 9/1/30	475,000	439,078
Occidental Petroleum Corp., 7.50%, 5/1/31	1,627,000	1,549,717
Occidental Petroleum Corp., 7.875%, 9/15/31	575,000	560,266
Occidental Petroleum Corp., 6.45%, 9/15/36	2,850,000	2,427,901
Occidental Petroleum Corp., 7.95%, 6/15/39	150,000	140,906
Occidental Petroleum Corp., 4.30%, 8/15/39	300,000	209,261
Occidental Petroleum Corp., 6.20%, 3/15/40	250,000	205,625
Parkland Corp., 6.00%, 4/1/26(1)	50,000	52,469
Parkland Corp., 5.875%, 7/15/27(1)	775,000	816,172
Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25(1)	325,000	322,563
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(1)	275,000	274,141
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	350,000	359,256
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28(1)	500,000	336,463
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,000,000	943,110
PDC Energy, Inc., 6.125%, 9/15/24	175,000	167,125
PDC Energy, Inc., 5.75%, 5/15/26	25,000	23,375
Range Resources Corp., 5.00%, 3/15/23	337,000	320,782
Range Resources Corp., 9.25%, 2/1/26(1)	625,000	643,262
Rattler Midstream LP, 5.625%, 7/15/25(1)	450,000	454,455
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	600,000	589,620
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	275,000	267,781
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	100,000	98,419
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	100,000	106,500
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	375,000	392,149
Seven Generations Energy Ltd., 6.875%, 6/30/23(1)	425,000	416,836
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	250,000	237,346
SM Energy Co., 6.125%, 11/15/22	300,000	234,446
SM Energy Co., 5.00%, 1/15/24	150,000	80,625
SM Energy Co., 5.625%, 6/1/25	500,000	226,823
SM Energy Co., 6.75%, 9/15/26	575,000	257,922
SM Energy Co., 6.625%, 1/15/27	325,000	145,306
Southwestern Energy Co., 6.45%, 1/23/25	821,000	798,652
Southwestern Energy Co., 8.375%, 9/15/28	325,000	319,958
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,075,000	756,279
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	272,000	156,256
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23	556,000	560,807
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	50,000	50,116
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	950,000	977,906
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	200,000	190,123

	Principal Amount/Shares	Value
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24(1)	$75,000	$70,688
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	475,000	477,814
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,477,000	1,466,078
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	2,175,000	2,237,151
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	975,000	953,062
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	500,000	537,662
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30(1)	250,000	248,985
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31(1)	1,125,000	1,091,587
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	75,000	77,892
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	1,300,000	884,000
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	500,000	345,000
Western Midstream Operating LP, 4.00%, 7/1/22	225,000	226,755
Western Midstream Operating LP, 3.95%, 6/1/25	100,000	94,480
Western Midstream Operating LP, 4.65%, 7/1/26	100,000	97,500
Western Midstream Operating LP, 4.50%, 3/1/28	475,000	448,875
Western Midstream Operating LP, 4.75%, 8/15/28	275,000	265,667
Western Midstream Operating LP, 5.45%, 4/1/44	400,000	342,750
Western Midstream Operating LP, 5.30%, 3/1/48	1,375,000	1,113,750
Western Midstream Operating LP, 5.50%, 8/15/48	225,000	186,750
Western Midstream Operating LP, 6.25%, 2/1/50	25,000	23,201
WPX Energy, Inc., 5.875%, 6/15/28	875,000	915,486
WPX Energy, Inc., 4.50%, 1/15/30	250,000	247,336
		86,723,936
Paper and Forest Products — 0.1%
Clearwater Paper Corp., 4.75%, 8/15/28(1)	200,000	200,875
Mercer International, Inc., 6.50%, 2/1/24	475,000	477,919
Mercer International, Inc., 7.375%, 1/15/25	375,000	380,391
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	150,000	158,784
		1,217,969
Personal Products — 0.1%
Avon International Capital plc, 6.50%, 8/15/22(1)	125,000	125,625
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	700,000	737,531
Revlon Consumer Products Corp., 6.25%, 8/1/24	50,000	7,375
		870,531
Pharmaceuticals — 2.5%
AdaptHealth LLC, 6.125%, 8/1/28(1)	125,000	129,713
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	625,000	687,603
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	31,000	30,981
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	41,000	40,827
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	3,625,000	3,714,719
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,975,000	3,243,642
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	375,000	397,196
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	2,525,000	2,455,563
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	1,150,000	1,184,500
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	225,000	242,535

	Principal Amount/Shares	Value
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	$1,350,000	$1,331,613
Elanco Animal Health, Inc., 4.91%, 8/27/21	1,000,000	1,028,750
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	1,741,000	1,822,609
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	1,356,000	998,016
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)(3)	1,100,000	294,250
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)(3)	50,000	12,688
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	1,898,000	1,990,983
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	400,000	408,930
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	400,000	420,792
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	1,000,000	834,200
		21,270,110
Professional Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	525,000	528,050
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	105,000	112,972
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	765,000	868,134
		1,509,156
Real Estate Management and Development — 0.8%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	300,000	312,383
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	50,100
Forestar Group, Inc., 8.00%, 4/15/24(1)	675,000	712,898
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,000,000	1,012,345
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	150,000	151,875
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	400,000	407,440
Howard Hughes Corp. (The), 5.375%, 8/1/28(1)	550,000	549,560
Hunt Cos., Inc., 6.25%, 2/15/26(1)	525,000	505,525
Kennedy-Wilson, Inc., 5.875%, 4/1/24	1,325,000	1,320,031
Newmark Group, Inc., 6.125%, 11/15/23	475,000	495,115
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	100,000	99,188
Realogy Group LLC / Realogy Co-Issuer Corp., 7.625%, 6/15/25(1)	736,000	772,075
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	175,000	181,580
		6,570,115
Road and Rail — 1.4%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	1,650,000	880,687
Algeco Global Finance plc, 8.00%, 2/15/23(1)	500,000	497,808
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24(1)	300,000	285,840
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.25%, 3/15/25(1)	300,000	274,110
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	375,000	338,801
DAE Funding LLC, 5.25%, 11/15/21(1)	575,000	583,625
DAE Funding LLC, 4.50%, 8/1/22(1)	800,000	793,000
DAE Funding LLC, 5.00%, 8/1/24(1)	300,000	302,250
Hertz Corp. (The), 5.50%, 10/15/24(1)(3)	1,375,000	621,328
Hertz Corp. (The), 7.125%, 8/1/26(1)(3)(4)	2,275,000	1,028,016
Hertz Corp. (The), 6.00%, 1/15/28(1)(3)(4)	1,275,000	579,328
Uber Technologies, Inc., 7.50%, 11/1/23(1)	1,975,000	2,059,826
Uber Technologies, Inc., 8.00%, 11/1/26(1)	1,050,000	1,119,300
Uber Technologies, Inc., 7.50%, 9/15/27(1)	875,000	935,156

	Principal Amount/Shares	Value
Uber Technologies, Inc., 6.25%, 1/15/28(1)	$1,150,000	$1,182,344
		11,481,419
Semiconductors and Semiconductor Equipment — 0.7%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	200,000	215,037
ams AG, 7.00%, 7/31/25(1)	1,400,000	1,486,177
Entegris, Inc., 4.625%, 2/10/26(1)	450,000	461,165
Microchip Technology, Inc., 4.25%, 9/1/25(1)	775,000	804,984
ON Semiconductor Corp., 3.875%, 9/1/28(1)	675,000	685,766
Qorvo, Inc., 5.50%, 7/15/26	375,000	398,355
Qorvo, Inc., 4.375%, 10/15/29	350,000	372,477
Qorvo, Inc., 3.375%, 4/1/31(1)	800,000	815,200
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	600,000	629,625
		5,868,786
Software — 1.7%
Ascend Learning LLC, 6.875%, 8/1/25(1)	50,000	51,068
Ascend Learning LLC, 6.875%, 8/1/25(1)	150,000	154,829
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	250,000	267,375
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	1,300,000	1,382,875
BY Crown Parent LLC, 7.375%, 10/15/24(1)	150,000	152,797
BY Crown Parent LLC / BY Bond Finance, Inc., 4.25%, 1/31/26(1)	275,000	280,328
Camelot Finance SA, 4.50%, 11/1/26(1)	500,000	512,420
Castle US Holding Corp., 9.50%, 2/15/28(1)	1,175,000	1,123,412
CDK Global, Inc., 5.875%, 6/15/26	150,000	156,722
CDK Global, Inc., 5.25%, 5/15/29(1)	400,000	426,376
j2 Cloud Services LLC / j2 Cloud Co-Obligor, Inc., 6.00%, 7/15/25(1)	800,000	833,040
Logan Merger Sub, Inc., 5.50%, 9/1/27(1)	1,550,000	1,576,156
Open Text Corp., 5.875%, 6/1/26(1)	650,000	677,219
Open Text Corp., 3.875%, 2/15/28(1)	550,000	557,304
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	650,000	669,682
PTC, Inc., 3.625%, 2/15/25(1)	325,000	330,484
PTC, Inc., 4.00%, 2/15/28(1)	175,000	180,198
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	425,000	444,656
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	2,000,000	2,127,940
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,111,000	1,048,834
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,200,000	1,239,000
		14,192,715
Specialty Retail — 2.6%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	450,000	474,705
Asbury Automotive Group, Inc., 4.50%, 3/1/28(1)	320,000	322,600
Asbury Automotive Group, Inc., 4.75%, 3/1/30(1)	200,000	201,875
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)	250,000	263,594
Carvana Co., 8.875%, 10/1/23(1)	875,000	913,832
eG Global Finance plc, 6.75%, 2/7/25(1)	200,000	205,125
eG Global Finance plc, 8.50%, 10/30/25(1)	600,000	632,625
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	75,000	68,709
Ferrellgas LP / Ferrellgas Finance Corp., 10.00%, 4/15/25(1)	175,000	189,875
Gap, Inc. (The), 8.375%, 5/15/23(1)	150,000	166,031
Gap, Inc. (The), 8.625%, 5/15/25(1)	700,000	767,813
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	275,000	270,703
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	350,000	345,188
L Brands, Inc., 5.625%, 2/15/22	450,000	469,294

	Principal Amount/Shares	Value
L Brands, Inc., 6.875%, 7/1/25(1)	$200,000	$216,302
L Brands, Inc., 9.375%, 7/1/25(1)	175,000	201,031
L Brands, Inc., 5.25%, 2/1/28	75,000	72,703
L Brands, Inc., 7.50%, 6/15/29	425,000	444,843
L Brands, Inc., 6.625%, 10/1/30(1)	1,175,000	1,198,500
L Brands, Inc., 6.875%, 11/1/35	365,000	360,321
L Brands, Inc., 6.75%, 7/1/36	2,250,000	2,209,219
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	51,557
Lithia Motors, Inc., 4.625%, 12/15/27(1)	450,000	465,750
Lithia Motors, Inc., 4.375%, 1/15/31(1)(2)	275,000	277,750
Michaels Stores, Inc., 4.75%, 10/1/27(1)(2)	475,000	471,734
Murphy Oil USA, Inc., 5.625%, 5/1/27	50,000	53,303
Murphy Oil USA, Inc., 4.75%, 9/15/29	200,000	213,463
Penske Automotive Group, Inc., 5.75%, 10/1/22	100,000	100,000
Penske Automotive Group, Inc., 3.50%, 9/1/25	350,000	347,596
PetSmart, Inc., 7.125%, 3/15/23(1)	2,700,000	2,727,000
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	1,425,000	1,375,125
Sonic Automotive, Inc., 6.125%, 3/15/27	975,000	1,010,158
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	775,000	790,016
Staples, Inc., 7.50%, 4/15/26(1)	2,175,000	2,007,808
Staples, Inc., 10.75%, 4/15/27(1)	1,925,000	1,546,016
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	325,000	328,050
		21,760,214
Technology Hardware, Storage and Peripherals — 1.3%
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	2,500,000	2,603,250
Diebold Nixdorf, Inc., 8.50%, 4/15/24	725,000	661,853
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	375,000	396,563
Everi Payments, Inc., 7.50%, 12/15/25(1)	644,000	633,467
NCR Corp., 8.125%, 4/15/25(1)	175,000	193,747
NCR Corp., 5.75%, 9/1/27(1)	1,150,000	1,204,935
NCR Corp., 5.00%, 10/1/28(1)	1,925,000	1,926,203
NCR Corp., 6.125%, 9/1/29(1)	1,100,000	1,164,141
NCR Corp., 5.25%, 10/1/30(1)	750,000	751,406
Xerox Holdings Corp., 5.00%, 8/15/25(1)	675,000	667,926
Xerox Holdings Corp., 5.50%, 8/15/28(1)	500,000	493,550
		10,697,041
Textiles, Apparel and Luxury Goods†
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	150,000	105,750
Thrifts and Mortgage Finance — 1.1%
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/25(1)	1,075,000	1,125,740
MGIC Investment Corp., 5.75%, 8/15/23	475,000	505,825
MGIC Investment Corp., 5.25%, 8/15/28	1,930,000	2,000,590
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	225,000	241,665
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	500,000	510,540
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,075,000	1,075,672
NMI Holdings, Inc., 7.375%, 6/1/25(1)	1,450,000	1,551,783
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	300,000	291,343
Radian Group, Inc., 4.50%, 10/1/24	500,000	497,600

	Principal Amount/Shares	Value
Radian Group, Inc., 4.875%, 3/15/27	$1,600,000	$1,596,000
		9,396,758
Tobacco — 0.1%
Vector Group Ltd., 6.125%, 2/1/25(1)	500,000	499,950
Vector Group Ltd., 10.50%, 11/1/26(1)	75,000	76,453
		576,403
Trading Companies and Distributors — 0.4%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	325,000	319,090
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	175,000	180,415
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	200,469
Fly Leasing Ltd., 5.25%, 10/15/24	700,000	567,000
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(1)	325,000	320,848
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	175,000	172,575
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27(1)	550,000	588,156
H&E Equipment Services, Inc., 5.625%, 9/1/25	575,000	600,156
		2,948,709
Wireless Telecommunication Services — 1.4%
Digicel Group Ltd., 5.00% Cash plus 3.00% PIK or 8.00% PIK, 4/1/25(1)(7)	176,008	62,483
Digicel Group Ltd., 8.00% Cash plus 2.00% PIK or 10.00% PIK, 4/1/24(7)	2,436,474	1,873,039
Sprint Communications, Inc., 9.25%, 4/15/22	350,000	389,545
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	269,688
Sprint Corp., 7.25%, 9/15/21	1,050,000	1,099,875
Sprint Corp., 7.875%, 9/15/23	1,900,000	2,180,487
Sprint Corp., 7.125%, 6/15/24	575,000	662,325
Sprint Corp., 7.625%, 3/1/26	425,000	514,208
T-Mobile USA, Inc., 6.00%, 3/1/23	1,600,000	1,606,160
T-Mobile USA, Inc., 6.00%, 4/15/24	275,000	281,102
Vmed O2 UK Financing I plc, 4.25%, 1/31/31(1)	1,600,000	1,635,000
Vodafone Group plc, VRN, 7.00%, 4/4/79	1,225,000	1,455,589
		12,029,501
TOTAL CORPORATE BONDS (Cost $756,151,045)		753,181,869
PREFERRED STOCKS — 2.3%
Banks — 1.7%
Bank of America Corp., 5.125%	475,000	489,227
Bank of America Corp., 5.875%	225,000	243,106
Bank of America Corp., 6.25%	1,775,000	1,905,310
Bank of America Corp., 6.30%	25,000	28,266
Bank of America Corp., 6.50%	325,000	361,367
Barclays plc, 6.125%	850,000	863,716
Barclays plc, 7.75%	950,000	982,023
Barclays plc, 8.00%	1,000,000	1,065,513
Citigroup, Inc., 4.375%	25,000	24,463
Citigroup, Inc., 4.70%	1,600,000	1,549,000
Citigroup, Inc., 5.90%	425,000	435,391
Citigroup, Inc., 5.95%	325,000	334,770
Citigroup, Inc., 6.25%	150,000	166,730

	Principal Amount/Shares	Value
Citigroup, Inc., 6.875%	1,749	$48,325
JPMorgan Chase & Co., 3.55%	200,000	185,455
JPMorgan Chase & Co., 4.60%	2,075,000	2,036,094
JPMorgan Chase & Co., 6.00%	845,000	868,933
JPMorgan Chase & Co., 6.10%	650,000	683,932
JPMorgan Chase & Co., 6.125%	400,000	416,320
JPMorgan Chase & Co., 6.75%	31,000	33,625
Natwest Group plc, 8.00%	950,000	1,056,609
Natwest Group plc, 8.625%	400,000	410,888
		14,189,063
Capital Markets — 0.3%
Credit Suisse Group AG, 5.10%(1)	200,000	193,250
Credit Suisse Group AG, 6.25%(1)	1,050,000	1,128,054
Deutsche Bank AG, 6.00%	200,000	173,000
Goldman Sachs Group, Inc. (The), 4.17%	350,000	344,417
Goldman Sachs Group, Inc. (The), 4.95%	875,000	876,451
		2,715,172
Oil, Gas and Consumable Fuels — 0.3%
Energy Transfer Operating LP, 6.25%	150,000	98,137
Energy Transfer Operating LP, 6.625%	625,000	425,903
Nine Point Energy Holdings, Inc.(4)	18	3,600
Plains All American Pipeline LP, 6.125%	2,300,000	1,461,995
Summit Midstream Partners LP, 9.50%(4)	175,000	22,763
		2,012,398
Trading Companies and Distributors†
General Finance Corp., 8.125%	1,116	28,313
TOTAL PREFERRED STOCKS (Cost $19,728,017)		18,944,946
BANK LOAN OBLIGATIONS(9) — 1.1%
Auto Components†
Clarios Global LP, USD Term Loan B, 3.65%, (1-month LIBOR plus 3.50%), 4/30/26	$168,761	164,859
Chemicals†
Consolidated Energy Finance, S.A., Term Loan B, 2.66%, (1-month LIBOR plus 2.50%), 5/7/25	146,625	134,895
Commercial Services and Supplies†
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 3.97%, (3-month LIBOR plus 3.75%), 5/23/25	73,315	71,970
Construction and Engineering†
Golden Nugget, Inc., 2020 Initial Term Loan, 13.00%, (3-month LIBOR plus 12.00%), 10/4/23	100,000	114,000
Containers and Packaging†
BWAY Holding Company, 2017 Term Loan B, 3.52%, (3-month LIBOR plus 3.25%), 4/3/24	92,775	87,421
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.00%, (3-month LIBOR plus 3.00%), 12/29/23	106,278	104,186
		191,607
Diversified Financial Services — 0.1%
Refinitiv US Holdings Inc., 2018 USD Term Loan, 3.40%, (1-month LIBOR plus 3.25%), 10/1/25	935,254	926,986
Electric Utilities — 0.1%
Pacific Gas & Electric Company, 2020 Term Loan, 5.50%, (3-month LIBOR plus 4.50%), 6/23/25	498,750	489,605

	Principal Amount/Shares	Value
Energy Equipment and Services — 0.2%
Apergy Corporation, 2020 Term Loan, 6.00%, (3-month LIBOR plus 5.00%), 5/28/27	$1,580,000	$1,576,050
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	31,567	28,884
		1,604,934
Entertainment — 0.1%
Allen Media, LLC, 2020 Term Loan B, 5.72%, (3-month LIBOR plus 5.50%), 2/10/27	472,020	458,966
Health Care Providers and Services†
Air Methods Corporation, 2017 Term Loan B, 4.50%, (3-month LIBOR plus 3.50%), 4/22/24	195,654	172,298
Hotels, Restaurants and Leisure — 0.3%
1011778 B.C. Unlimited Liability Company, Term Loan B4, 1.90%, (1-month LIBOR plus 1.75%), 11/19/26	315,277	302,994
Boyd Gaming Corporation, Term Loan B3, 2.36%, (1 Week LIBOR plus 2.25%), 9/15/23	58,811	57,386
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 3.72%, (3-month LIBOR plus 3.50%), 3/13/25	148,095	134,840
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (1-month LIBOR plus 2.50%, 2-month LIBOR plus 2.50%), 10/4/23	285,515	256,482
Life Time Fitness Inc, 2017 Term Loan B, 3.75%, (3-month LIBOR plus 2.75%), 6/10/22	1,156,229	1,057,464
UFC Holdings, LLC, 2019 Term Loan, 4.25%, (6-month LIBOR plus 3.25%), 4/29/26	714,003	703,518
		2,512,684
Insurance — 0.1%
Asurion LLC, 2017 Term Loan B4, 3.15%, (1-month LIBOR plus 3.00%), 8/4/22	54,427	53,905
Hub International Limited, 2018 Term Loan B, 3.26%, (3-month LIBOR plus 3.00%), 4/25/25	367,399	356,023
		409,928
Media — 0.1%
Cengage Learning, Inc., 2016 Term Loan B, 5.25%, (3-month LIBOR plus 4.25%), 6/7/23	493,557	414,060
Diamond Sports Group, LLC, Term Loan, 3.40%, (1-month LIBOR plus 3.25%), 8/24/26	173,250	136,001
		550,061
Metals and Mining†
Neenah Foundry Company, 2017 Term Loan, 10.00%, (2-month LIBOR plus 9.00%), 12/13/22	60,510	52,946
Oil, Gas and Consumable Fuels — 0.1%
California Resources Corporation, 2017 1st Lien Term Loan, 5.75%, (1-month LIBOR plus 4.75%), 12/31/22(3)(4)	525,000	197,458
California Resources Corporation, Second Out Term Loan, 11.38%, (3-month LIBOR plus 10.38%), 12/31/21(3)(4)	25,000	802
CITGO Holding Inc., 2019 Term Loan B, 8.00%, (3-month LIBOR plus 7.00%), 8/1/23	346,500	326,685
Prairie ECI Acquiror LP, Term Loan B, 4.90%, (1-month LIBOR plus 4.75%), 3/11/26	68,552	62,126
		587,071
Specialty Retail†
Priso Acquisition Corporation, 2017 Term Loan B, 4.18%, (6-month LIBOR plus 3.00%), 5/8/22	20,925	20,393
Serta Simmons Bedding, LLC, 2nd Lien Term Loan, 9.00%, (3-month LIBOR plus 8.00%), 11/8/24	94,933	29,429

	Principal Amount/Shares	Value
Staples, Inc., 7 Year Term Loan, 5.25%, (3-month LIBOR plus 5.00%), 4/16/26	$271,563	$253,316
		303,138
TOTAL BANK LOAN OBLIGATIONS (Cost $9,418,158)		8,745,948
COMMON STOCKS — 0.2%
Auto Components†
Exide Technologies(4)	3,465	35
Chemicals†
Hexion Holdings Corp., Class B(4)	12,508	128,207
Diversified Telecommunication Services†
Colt, Class B (Acquired 5/18/16, Cost $338)(4)(5)	676	—
Electrical Equipment†
Exide Technologies(4)	162	2
Energy Equipment and Services†
Parker Drilling Co.(4)	963	2,889
Entertainment†
AMC Entertainment Holdings, Inc., Class A	2,850	13,423
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(4)(5)	4,088	36,792
Oil, Gas and Consumable Fuels — 0.2%
Denbury, Inc.(4)	50,723	892,720
Nine Point Energy(4)	1,082	2,164
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $579)(5)	13	182
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(4)(5)	960	960
Whiting Petroleum Corp.(4)	19,911	344,261
		1,240,287
Software†
Avaya Holdings Corp.(4)	140	2,128
Transportation Infrastructure†
syncreon (Acquired 8/1/19, Cost $11,399)(4)(5)	829	24,093
TOTAL COMMON STOCKS (Cost $3,002,596)		1,447,856
CONVERTIBLE BONDS†
Banks†
Barclays Bank plc, 7.625%, 11/21/22	$200,000	220,062
Wireless Telecommunication Services†
Digicel Group Ltd., 7.00% PIK(1)(10)	56,390	7,331
TOTAL CONVERTIBLE BONDS (Cost $210,737)		227,393
ESCROW INTERESTS(11)†
Diversified Financial Services†
Denver Parent, Escrow(4)	63,341	—
Electric Utilities†
Bruin E&P Partners LLC(4)	875,000	5,031
GenOn Energy(4)	25,000	—
GenOn Energy, Inc.(4)	75,000	—
Texas Competitive Electric Holdings Co., Escrow(4)	200,000	550
		5,581
Energy Equipment and Services†
Hercules Offshore, Inc., Escrow(4)	3,570	9,817
Sanjel Corp.(4)	200,000	—
		9,817

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(4)	$500,000	$5,500
Sanchez Energy Corp.(4)	475,000	4,750
Sanchez Energy Corp.(4)	775,000	7,750
		18,000
Paper and Forest Products†
Appvion, Inc., Escrow(4)	200,000	11,000
Specialty Retail†
Claire's Stores, Inc., Escrow(4)	25,000	3,813
Thrifts and Mortgage Finance†
Washington Mutual Bank, Escrow(4)	250,000	3,250
TOTAL ESCROW INTERESTS (Cost $2,717,423)		51,461
WARRANTS†
Independent Power and Renewable Electricity Producers†
Vistra Corp.(4)	1,215	691
Media†
iHeartMedia, Inc.(4)	342	2,650
Oil, Gas and Consumable Fuels†
Denbury, Inc.(4)	2,543	13,985
Paper and Forest Products†
Appvion Holdings Corp.(4)	195	—
Appvion Holdings Corp.(4)	195	—
		—
TOTAL WARRANTS (Cost $5,818)		17,326
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(4)	3,425	3,768
Specialty Retail†
Claire's Stores, Inc.(4)	26,134	—
TOTAL RIGHTS (Cost $—)		3,768
TEMPORARY CASH INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $39,598,055)	39,598,055	39,598,055
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $830,831,849)		822,218,622
OTHER ASSETS AND LIABILITIES — 1.6%		13,362,294
TOTAL NET ASSETS — 100.0%		$835,580,916

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†    Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $496,306,374, which represented 59.4% of total net assets. Of these securities, 0.7% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is in default.
(4)Non-income producing.
(5)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $74,126, which represented less than 0.05% of total net assets.
(6)The security's rate was paid in cash at the last payment date.
(7)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(8)Maturity is in default.
(9)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(10)Perpetual maturity with no stated maturity date.
(11)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $830,831,849)	$822,218,622
Cash	11,732
Receivable for investments sold	5,001,195
Receivable for capital shares sold	4,217,869
Interest and dividends receivable	13,062,305
844,511,723

Liabilities
Payable for investments purchased	6,959,692
Payable for capital shares redeemed	491,439
Accrued management fees	386,498
Distribution and service fees payable	678
Dividends payable	1,092,500
8,930,807

Net Assets	$835,580,916

Net Assets Consist of:
Capital paid in	$854,198,703
Distributable earnings	(18,617,787)
$835,580,916

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$31,508,421	3,454,542	$9.12
I Class	$101,381,785	11,124,458	$9.11
Y Class	$446,588,668	48,988,601	$9.12
A Class	$3,240,582	355,347	$9.12*
R5 Class	$129,173	14,169	$9.12
R6 Class	$252,732,287	27,738,473	$9.11
*Maximum offering price $9.55 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$20,097,380
Dividends	2,872
20,100,252

Expenses:
Management fees	1,875,472
Distribution and service fees - A Class	3,999
Trustees' fees and expenses	22,756
Other expenses	346
1,902,573

Net investment income (loss)	18,197,679

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(2,451,500)
Change in net unrealized appreciation (depreciation) on investments	65,330,435

Net realized and unrealized gain (loss)	62,878,935

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,076,614

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$18,197,679	$22,951,339
Net realized gain (loss)	(2,451,500)	(3,843,211)
Change in net unrealized appreciation (depreciation)	65,330,435	(69,478,605)
Net increase (decrease) in net assets resulting from operations	81,076,614	(50,370,477)

Distributions to Shareholders
From earnings:
Investor Class	(601,772)	(1,120,993)
I Class	(2,038,216)	(2,883,230)
Y Class	(10,987,910)	(13,638,015)
A Class	(85,965)	(110,089)
R5 Class	(3,401)	(7,056)
R6 Class	(5,020,333)	(5,964,245)
Decrease in net assets from distributions	(18,737,597)	(23,723,628)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	302,220,233	279,721,450

Net increase (decrease) in net assets	364,559,250	205,627,345

Net Assets
Beginning of period	471,021,666	265,394,321
End of period	$835,580,916	$471,021,666

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, R5 Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	R5 Class	R6 Class
0.775%	0.675%	0.575%	0.775%	0.575%	0.525%

Distribution and Service Fees — The Board of Trustees has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended September 30, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 were $431,405,774 and $179,703,511, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,857,384	$16,803,323	2,582,968	$24,120,040
Issued in reinvestment of distributions	56,256	503,513	110,350	1,019,509
Redeemed	(467,907)	(4,087,690)	(2,485,789)	(21,937,345)
	1,445,733	13,219,146	207,529	3,202,204
I Class
Sold	5,132,454	46,410,201	8,352,870	78,150,692
Issued in reinvestment of distributions	228,063	2,037,676	313,010	2,880,273
Redeemed	(907,883)	(8,008,910)	(4,658,566)	(42,376,491)
	4,452,634	40,438,967	4,007,314	38,654,474
Y Class
Sold	22,027,476	192,037,471	28,658,736	267,758,192
Issued in reinvestment of distributions	540,702	4,843,276	527,541	4,858,908
Redeemed	(9,395,581)	(80,104,023)	(6,793,258)	(60,475,175)
	13,172,597	116,776,724	22,393,019	212,141,925
A Class
Sold	56,212	490,470	382,324	3,587,904
Issued in reinvestment of distributions	9,549	85,031	11,759	107,889
Redeemed	(53,189)	(474,869)	(150,475)	(1,402,229)
	12,572	100,632	243,608	2,293,564
R5 Class
Sold	1,461	12,939	3,507	32,230
Issued in reinvestment of distributions	382	3,401	763	7,056
Redeemed	(660)	(5,279)	(6,930)	(64,798)
	1,183	11,061	(2,660)	(25,512)
R6 Class
Sold	15,400,304	137,028,687	3,272,990	30,517,557
Issued in reinvestment of distributions	562,193	5,020,296	647,328	5,964,033
Redeemed	(1,180,507)	(10,375,280)	(1,440,560)	(13,026,795)
	14,781,990	131,673,703	2,479,758	23,454,795
Net increase (decrease)	33,866,709	$302,220,233	29,328,568	$279,721,450

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$753,181,869	—
Preferred Stocks	$76,638	18,868,308	—
Bank Loan Obligations	—	8,745,948	—
Common Stocks	1,383,628	64,228	—
Convertible Bonds	—	227,393	—
Escrow Interests	—	51,461	—
Warrants	—	17,326	—
Rights	—	3,768	—
Temporary Cash Investments	39,598,055	—	—
	$41,058,321	$781,160,301	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$831,970,119
Gross tax appreciation of investments	$23,376,547
Gross tax depreciation of investments	(33,128,044)
Net tax appreciation (depreciation) of investments	$(9,751,497)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(1,786,399) and accumulated long-term capital losses of $(4,255,647), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$8.15	0.24	0.98	1.22	(0.25)	—	(0.25)	$9.12	15.06%	0.78%(4)	0.78%(4)	5.42%(4)	30%	$31,508
2020	$9.32	0.48	(1.16)	(0.68)	(0.49)	—	(0.49)	$8.15	(7.76)%	0.78%	0.78%	5.14%	55%	$16,377
2019	$9.43	0.53	(0.11)	0.42	(0.53)	—	(0.53)	$9.32	4.65%	0.78%	0.78%	5.73%	43%	$16,796
2018(5)	$9.68	0.27	(0.24)	0.03	(0.28)	—	(0.28)	$9.43	0.29%	0.78%(4)	0.78%(4)	5.70%(4)	26%	$1,401
I Class
2020(3)	$8.15	0.25	0.96	1.21	(0.25)	—	(0.25)	$9.11	14.99%	0.68%(4)	0.68%(4)	5.52%(4)	30%	$101,382
2020	$9.32	0.48	(1.15)	(0.67)	(0.50)	—	(0.50)	$8.15	(7.66)%	0.68%	0.68%	5.24%	55%	$54,346
2019	$9.42	0.54	(0.10)	0.44	(0.54)	—	(0.54)	$9.32	4.86%	0.68%	0.68%	5.83%	43%	$24,825
2018(5)	$9.68	0.27	(0.25)	0.02	(0.28)	—	(0.28)	$9.42	0.23%	0.68%(4)	0.68%(4)	5.80%(4)	26%	$8,078
Y Class
2020(3)	$8.15	0.25	0.98	1.23	(0.26)	—	(0.26)	$9.12	15.17%	0.58%(4)	0.58%(4)	5.62%(4)	30%	$446,589
2020	$9.32	0.49	(1.15)	(0.66)	(0.51)	—	(0.51)	$8.15	(7.57)%	0.58%	0.58%	5.34%	55%	$291,873
2019	$9.42	0.55	(0.10)	0.45	(0.55)	—	(0.55)	$9.32	4.97%	0.58%	0.58%	5.93%	43%	$125,104
2018(6)	$9.68	0.28	(0.25)	0.03	(0.29)	—	(0.29)	$9.42	0.31%	0.58%(4)	0.58%(4)	5.90%(4)	26%	$141,643
2017	$9.42	0.56	0.24	0.80	(0.54)	—	(0.54)	$9.68	8.74%	0.58%	1.00%	5.83%(7)	81%	$127,414
2016	$8.95	0.58	0.46	1.04	(0.57)(8)	—	(0.57)	$9.42	12.15%	0.61%	1.49%	6.37%(7)	116%	$94,197
2015	$10.24	0.65	(1.11)	(0.46)	(0.65)	(0.18)	(0.83)	$8.95	(4.79)%	0.71%	2.95%	6.62%(7)	106%	$34,075

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$8.15	0.23	0.98	1.21	(0.24)	—	(0.24)	$9.12	14.92%	1.03%(4)	1.03%(4)	5.17%(4)	30%	$3,241
2020	$9.32	0.45	(1.15)	(0.70)	(0.47)	—	(0.47)	$8.15	(7.99)%	1.03%	1.03%	4.89%	55%	$2,793
2019	$9.42	0.51	(0.10)	0.41	(0.51)	—	(0.51)	$9.32	4.50%	1.03%	1.03%	5.48%	43%	$924
2018(5)	$9.68	0.26	(0.25)	0.01	(0.27)	—	(0.27)	$9.42	0.06%	1.03%(4)	1.03%(4)	5.45%(4)	26%	$5
R5 Class
2020(3)	$8.15	0.25	0.98	1.23	(0.26)	—	(0.26)	$9.12	15.17%	0.58%(4)	0.58%(4)	5.62%(4)	30%	$129
2020	$9.32	0.50	(1.16)	(0.66)	(0.51)	—	(0.51)	$8.15	(7.56)%	0.58%	0.58%	5.34%	55%	$106
2019	$9.42	0.55	(0.10)	0.45	(0.55)	—	(0.55)	$9.32	4.96%	0.58%	0.58%	5.93%	43%	$146
2018(5)	$9.68	0.28	(0.25)	0.03	(0.29)	—	(0.29)	$9.42	0.27%	0.58%(4)	0.58%(4)	5.90%(4)	26%	$5
R6 Class
2020(3)	$8.14	0.25	0.98	1.23	(0.26)	—	(0.26)	$9.11	15.08%	0.53%(4)	0.53%(4)	5.67%(4)	30%	$252,732
2020	$9.32	0.50	(1.16)	(0.66)	(0.52)	—	(0.52)	$8.14	(7.53)%	0.53%	0.53%	5.39%	55%	$105,526
2019	$9.42	0.56	(0.10)	0.46	(0.56)	—	(0.56)	$9.32	5.02%	0.53%	0.53%	5.98%	43%	$97,599
2018(5)	$9.68	0.26	(0.23)	0.03	(0.29)	—	(0.29)	$9.42	0.31%	0.53%(4)	0.53%(4)	5.95%(4)	26%	$6,969

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)October 2, 2017 (commencement of sale) through March 31, 2018.
(6)October 1, 2017 through March 31, 2018. The fund's fiscal year end was changed from September 30 to March 31, resulting in a six-month annual reporting period. For the years before March 31, 2018, the fund's fiscal year end was September 30.
(7)The ratio of net investment income (loss) to average net assets would have been lower if a portion of the fees had not been waived and/or reimbursed.
(8)Per-share amount includes a distribution from tax return of capital of less than $0.005.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management, Inc. (the “Subadvisor”) acts as subadvisor to the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement and the subadvisory agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor, the Subadvisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor and the Subadvisor.

In connection with its consideration of the renewal of the management agreement and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor and the Subadvisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates, the Subadvisor and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement and the subadvisory agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement and the subadvisory agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement and subadvisory agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor and the Subadvisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to seek the best execution of fund trades. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor and/or the Subadvisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the five-year period, at its benchmark for the three-year period and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor and the Subadvisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement and the subadvisory agreement are fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93334 2011

Semiannual Report

September 30, 2020

High-Yield Fund
Investor Class (ABHIX)
I Class (AHYHX)
Y Class (AHYLX)
A Class (AHYVX)
C Class (AHDCX)
R Class (AHYRX)
R5 Class (ACYIX)
R6 Class (AHYDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Portfolio at a Glance
Average Duration (effective)	3.6 years
Weighted Average Life to Maturity	7.0 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	88.1%
Preferred Stocks	4.0%
Exchange-Traded Funds	2.0%
Bank Loan Obligations	1.3%
Asset-Backed Securities	0.3%
Temporary Cash Investments	3.2%
Temporary Cash Investments - Securities Lending Collateral	2.5%
Other Assets and Liabilities	(1.4)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,120.40	$4.15	0.78%
I Class	$1,000	$1,120.80	$3.62	0.68%
Y Class	$1,000	$1,123.60	$3.09	0.58%
A Class	$1,000	$1,121.10	$5.48	1.03%
C Class	$1,000	$1,114.90	$9.44	1.78%
R Class	$1,000	$1,117.70	$6.80	1.28%
R5 Class	$1,000	$1,123.60	$3.09	0.58%
R6 Class	$1,000	$1,121.80	$2.82	0.53%
Hypothetical
Investor Class	$1,000	$1,021.16	$3.95	0.78%
I Class	$1,000	$1,021.66	$3.45	0.68%
Y Class	$1,000	$1,022.16	$2.94	0.58%
A Class	$1,000	$1,019.90	$5.22	1.03%
C Class	$1,000	$1,016.14	$9.00	1.78%
R Class	$1,000	$1,018.65	$6.48	1.28%
R5 Class	$1,000	$1,022.16	$2.94	0.58%
R6 Class	$1,000	$1,022.41	$2.69	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 88.1%
Aerospace and Defense — 2.8%
Boeing Co. (The), 5.15%, 5/1/30	$1,000,000	$1,123,192
Bombardier, Inc., 8.75%, 12/1/21(1)	160,000	162,334
Bombardier, Inc., 5.75%, 3/15/22(1)	215,000	208,550
Bombardier, Inc., 6.00%, 10/15/22(1)	185,000	171,819
Bombardier, Inc., 7.50%, 3/15/25(1)	305,000	229,512
Howmet Aerospace, Inc., 5.125%, 10/1/24	175,000	184,625
TransDigm, Inc., 6.25%, 3/15/26(1)	1,000,000	1,049,805
TransDigm, Inc., 6.375%, 6/15/26	520,000	523,250
		3,653,087
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.75%, 8/15/24(1)	100,000	106,107
Airlines — 0.4%
United Airlines Holdings, Inc., 5.00%, 2/1/24(2)	555,000	486,666
Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	540,000	539,663
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	163,990
		703,653
Automobiles — 1.7%
Ford Motor Co., 8.50%, 4/21/23	1,080,000	1,178,923
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	300,000	296,772
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)	750,000	754,058
		2,229,753
Banks — 0.2%
CIT Group, Inc., 5.00%, 8/1/23	250,000	259,844
Biotechnology — 0.4%
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	569,000	572,659
Building Products — 0.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	120,000	124,425
Griffon Corp., 5.75%, 3/1/28	800,000	836,984
Standard Industries, Inc., 4.75%, 1/15/28(1)	135,000	140,400
		1,101,809
Capital Markets — 1.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	787,000	822,356
LPL Holdings, Inc., 4.625%, 11/15/27(1)	380,000	384,987
MSCI, Inc., 4.00%, 11/15/29(1)	420,000	441,710
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	180,000	181,207
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	400,000	396,069
		2,226,329
Chemicals — 2.1%
CF Industries, Inc., 3.45%, 6/1/23	413,000	424,099
CF Industries, Inc., 4.95%, 6/1/43	500,000	583,287
Huntsman International LLC, 5.125%, 11/15/22	195,000	209,857
Olin Corp., 5.125%, 9/15/27	360,000	357,075
Olin Corp., 5.625%, 8/1/29	500,000	493,123

6

	Principal Amount/Shares	Value
Tronox Finance plc, 5.75%, 10/1/25(1)	$680,000	$672,279
		2,739,720
Commercial Services and Supplies — 0.9%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	519,595
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	199,000	199,697
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	500,000	524,687
		1,243,979
Communications Equipment — 0.6%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	65,000	65,969
CommScope Technologies LLC, 5.00%, 3/15/27(1)	325,000	312,609
CommScope, Inc., 5.50%, 3/1/24(1)	150,000	154,340
CommScope, Inc., 8.25%, 3/1/27(1)	200,000	208,251
		741,169
Consumer Finance — 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	300,000	309,311
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	750,000	810,671
Ally Financial, Inc., 8.00%, 11/1/31	210,000	288,130
Navient Corp., 5.00%, 10/26/20	60,000	60,086
Navient Corp., 5.50%, 1/25/23	705,000	713,661
Navient Corp., MTN, 6.125%, 3/25/24	140,000	141,836
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	660,000	662,916
		2,986,611
Containers and Packaging — 3.8%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(3)	800,000	796,840
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	600,000	609,000
Ball Corp., 4.00%, 11/15/23	90,000	95,760
Ball Corp., 5.25%, 7/1/25	250,000	283,450
Berry Global, Inc., 5.125%, 7/15/23	142,000	144,322
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	845,000	878,800
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	480,000	482,400
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	100,000	94,250
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	252,600
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	211,000	213,743
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	638,000	649,484
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	477,950
		4,978,599
Diversified Financial Services — 0.7%
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	500,000	548,750
Voya Financial, Inc., VRN, 5.65%, 5/15/53	350,000	360,236
		908,986
Diversified Telecommunication Services — 3.0%
Altice France SA, 7.375%, 5/1/26(1)	815,000	854,894
CenturyLink, Inc., 5.80%, 3/15/22	860,000	891,713
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	195,000	201,338
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	512,026
7

	Principal Amount/Shares	Value
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	$635,000	$653,602
Telecom Italia Capital SA, 6.375%, 11/15/33	750,000	890,764
		4,004,337
Electric Utilities — 0.6%
NRG Energy, Inc., 7.25%, 5/15/26	530,000	565,057
Talen Energy Supply LLC, 6.50%, 6/1/25	390,000	256,386
		821,443
Electronic Equipment, Instruments and Components — 0.3%
Sensata Technologies BV, 5.00%, 10/1/25(1)	338,000	363,984
Energy Equipment and Services — 0.3%
Precision Drilling Corp., 5.25%, 11/15/24	375,000	252,422
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	250,000	201,250
		453,672
Entertainment — 1.2%
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	147,159
Netflix, Inc., 4.875%, 4/15/28	760,000	850,539
Netflix, Inc., 5.875%, 11/15/28	500,000	597,495
		1,595,193
Equity Real Estate Investment Trusts (REITs) — 2.7%
Equinix, Inc., 5.375%, 5/15/27	520,000	567,442
Iron Mountain, Inc., 4.875%, 9/15/27(1)	500,000	511,334
Iron Mountain, Inc., 5.00%, 7/15/28(1)	769,000	789,179
Iron Mountain, Inc., 4.875%, 9/15/29(1)	500,000	509,250
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	504,820
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	340,000	355,121
SBA Communications Corp., 3.875%, 2/15/27(1)	320,000	325,200
		3,562,346
Food and Staples Retailing — 1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	890,000	905,797
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	190,000	189,016
Rite Aid Corp., 7.50%, 7/1/25(1)	123,000	121,373
Rite Aid Corp., 8.00%, 11/15/26(1)	169,000	169,317
Sysco Corp., 5.65%, 4/1/25	170,000	201,205
		1,586,708
Food Products — 4.0%
B&G Foods, Inc., 5.25%, 4/1/25	260,000	267,410
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	140,000	142,902
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	45,000	46,499
Kraft Heinz Foods Co., 3.00%, 6/1/26	500,000	515,472
Kraft Heinz Foods Co., 3.875%, 5/15/27(1)	22,000	23,481
Kraft Heinz Foods Co., 3.75%, 4/1/30(1)	950,000	1,004,417
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	514,834
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	460,000	480,700
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	755,000	770,100
Post Holdings, Inc., 5.00%, 8/15/26(1)	935,000	959,997
Post Holdings, Inc., 5.50%, 12/15/29(1)	250,000	267,819
Post Holdings, Inc., 4.625%, 4/15/30(1)	250,000	257,500
		5,251,131
8

	Principal Amount/Shares	Value
Health Care Equipment and Supplies — 0.8%
Hologic, Inc., 4.375%, 10/15/25(1)	$500,000	$511,500
Hologic, Inc., 3.25%, 2/15/29(1)	560,000	564,550
		1,076,050
Health Care Providers and Services — 7.2%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	290,000	292,568
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	499,738
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)(4)	700,000	707,875
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	550,000	572,930
Centene Corp., 4.75%, 5/15/22	250,000	253,250
Centene Corp., 4.75%, 1/15/25	700,000	720,335
Centene Corp., 4.625%, 12/15/29	320,000	345,586
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	575,000	562,781
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	85,000	62,263
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	52,000	50,960
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	127,000	60,246
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	315,000	245,273
DaVita, Inc., 4.625%, 6/1/30(1)	400,000	410,810
DaVita, Inc., 3.75%, 2/15/31(1)	203,000	196,108
HCA, Inc., 7.69%, 6/15/25	500,000	589,322
HCA, Inc., 4.50%, 2/15/27	480,000	539,604
IQVIA, Inc., 5.00%, 10/15/26(1)	485,000	507,734
IQVIA, Inc., 5.00%, 5/15/27(1)	300,000	315,161
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	429,030
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	230,000	158,700
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	819,780
Tenet Healthcare Corp., 5.125%, 5/1/25	500,000	501,125
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	650,000	634,156
		9,475,335
Hotels, Restaurants and Leisure — 5.4%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	258,000	264,980
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	450,000	459,671
Aramark Services, Inc., 5.00%, 2/1/28(1)(2)	400,000	403,658
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	364,903
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	600,000	581,289
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	510,112
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	455,000	458,933
International Game Technology plc, 5.25%, 1/15/29(1)	810,000	820,413
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	250,000	260,375
MGM Resorts International, 6.00%, 3/15/23	350,000	363,748
MGM Resorts International, 4.625%, 9/1/26	215,000	214,328
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	680,000	706,282
Scientific Games International, Inc., 8.25%, 3/15/26(1)	200,000	209,643
Scientific Games International, Inc., 7.25%, 11/15/29(1)	500,000	508,345
Station Casinos LLC, 5.00%, 10/1/25(1)	100,000	98,543
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	605,000	581,934
Yum! Brands, Inc., 3.75%, 11/1/21(2)	200,000	203,867
Yum! Brands, Inc., 3.625%, 3/15/31	90,000	90,169
		7,101,193
9

	Principal Amount/Shares	Value
Household Durables — 4.6%
Lennar Corp., 4.50%, 4/30/24	$695,000	$746,690
Mattamy Group Corp., 4.625%, 3/1/30(1)	330,000	334,725
MDC Holdings, Inc., 3.85%, 1/15/30	990,000	1,038,881
Meritage Homes Corp., 7.00%, 4/1/22	110,000	118,087
Meritage Homes Corp., 5.125%, 6/6/27	230,000	255,544
Newell Brands, Inc., 4.70%, 4/1/26	500,000	533,600
PulteGroup, Inc., 5.50%, 3/1/26	465,000	531,451
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	850,000	849,469
Toll Brothers Finance Corp., 4.35%, 2/15/28(2)	200,000	217,712
Toll Brothers Finance Corp., 3.80%, 11/1/29	500,000	530,625
TRI Pointe Group, Inc., 5.70%, 6/15/28	850,000	932,875
		6,089,659
Household Products — 0.7%
Energizer Holdings, Inc., 4.75%, 6/15/28(1)	600,000	621,720
Spectrum Brands, Inc., 5.75%, 7/15/25	325,000	335,887
		957,607
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	200,125
Insurance — 0.2%
Genworth Holdings, Inc., 7.625%, 9/24/21(2)	315,000	315,805
Internet and Direct Marketing Retail — 0.6%
Expedia Group, Inc., 3.60%, 12/15/23(1)	300,000	306,715
QVC, Inc., 4.375%, 9/1/28	525,000	535,172
		841,887
IT Services — 0.2%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	318,094
Life Sciences Tools and Services — 0.4%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	525,590
Media — 11.7%
Altice Financing SA, 7.50%, 5/15/26(1)	1,205,000	1,277,035
AMC Networks, Inc., 4.75%, 8/1/25(2)	730,000	755,696
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	625,000	643,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	880,000	916,300
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,523,000	1,604,564
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	500,000	526,125
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	322,000	334,220
CSC Holdings LLC, 5.875%, 9/15/22	705,000	746,859
CSC Holdings LLC, 5.50%, 5/15/26(1)	245,000	255,106
CSC Holdings LLC, 4.625%, 12/1/30(1)	600,000	603,669
DISH DBS Corp., 5.00%, 3/15/23	435,000	444,244
DISH DBS Corp., 5.875%, 11/15/24	630,000	649,688
Gray Television, Inc., 5.125%, 10/15/24(1)	475,000	485,391
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	472,916
Lamar Media Corp., 3.75%, 2/15/28(1)	610,000	608,094
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	400,000	420,206
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	485,000	483,484
Sirius XM Radio, Inc., 5.375%, 7/15/26(1)	477,000	497,606
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	465,000	486,406
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	250,000	269,269
TEGNA, Inc., 5.50%, 9/15/24(1)	174,000	177,477
TEGNA, Inc., 4.75%, 3/15/26(1)	80,000	81,896
10

	Principal Amount/Shares	Value
TEGNA, Inc., 4.625%, 3/15/28(1)	$258,000	$252,917
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	356,016
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	200,000	219,944
Videotron Ltd., 5.00%, 7/15/22	280,000	292,950
Virgin Media Finance plc, 5.00%, 7/15/30(1)	1,080,000	1,075,950
Ziggo BV, 5.50%, 1/15/27(1)	607,000	636,952
		15,574,730
Metals and Mining — 4.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	410,000	423,581
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(2)	830,000	773,975
Cleveland-Cliffs, Inc., 7.00%, 3/15/27(1)	400,000	344,000
Constellium SE, 6.625%, 3/1/25(1)	835,000	855,875
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	305,000	305,427
Freeport-McMoRan, Inc., 4.125%, 3/1/28	310,000	314,456
Freeport-McMoRan, Inc., 4.625%, 8/1/30	80,000	84,258
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	725,822
Novelis Corp., 5.875%, 9/30/26(1)	780,000	802,425
Steel Dynamics, Inc., 5.00%, 12/15/26	360,000	384,785
Teck Resources Ltd., 6.25%, 7/15/41	465,000	538,770
United States Steel Corp., 6.875%, 8/15/25(2)	100,000	73,450
		5,626,824
Oil, Gas and Consumable Fuels — 9.2%
Aker BP ASA, 3.75%, 1/15/30(1)	500,000	486,855
Antero Resources Corp., 5.125%, 12/1/22	255,000	208,303
Antero Resources Corp., 5.625%, 6/1/23(2)	155,000	112,569
Apache Corp., 4.875%, 11/15/27	430,000	407,156
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	245,000	282,400
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	85,000	96,958
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	450,000	501,708
Cheniere Energy Partners LP, 5.25%, 10/1/25	500,000	512,000
Cheniere Energy Partners LP, 5.625%, 10/1/26	350,000	364,595
CNX Resources Corp., 5.875%, 4/15/22(2)	192,000	192,480
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	419,750
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	303,226
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	400,000	424,574
Gulfport Energy Corp., 6.00%, 10/15/24	105,000	65,428
Gulfport Energy Corp., 6.375%, 5/15/25	410,000	251,594
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	240,000	218,075
MEG Energy Corp., 7.00%, 3/31/24(1)	81,000	75,533
MEG Energy Corp., 6.50%, 1/15/25(1)	295,000	289,602
NuStar Logistics LP, 4.75%, 2/1/22	155,000	154,613
Occidental Petroleum Corp., 2.90%, 8/15/24	500,000	425,150
Occidental Petroleum Corp., 6.375%, 9/1/28	1,200,000	1,113,090
Occidental Petroleum Corp., 3.50%, 8/15/29	500,000	384,200
Occidental Petroleum Corp., 6.45%, 9/15/36	500,000	425,947
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(1)	580,000	580,000
QEP Resources, Inc., 5.375%, 10/1/22	565,000	464,712
SM Energy Co., 5.00%, 1/15/24	365,000	196,188
11

	Principal Amount/Shares	Value
Southwestern Energy Co., 6.45%, 1/23/25	$555,000	$539,893
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	850,000	851,963
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 3/1/27(1)	500,000	458,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	471,000	467,517
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	461,000	461,284
WPX Energy, Inc., 5.25%, 10/15/27	500,000	508,345
		12,244,458
Personal Products — 0.2%
Avon Products, Inc., 7.00%, 3/15/23	280,000	298,550
Pharmaceuticals — 2.5%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	177,000	176,889
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	700,000	717,325
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	800,000	819,800
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	150,000	145,875
Elanco Animal Health, Inc., 5.27%, 8/28/23	350,000	375,594
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	750,000	797,205
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	265,312
		3,298,000
Professional Services — 0.4%
Jaguar Holding Co. II / PPD Development LP, 5.00%, 6/15/28(1)	550,000	574,750
Road and Rail — 1.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	800,000	823,062
United Rentals North America, Inc., 5.50%, 5/15/27	555,000	591,422
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	525,625
		1,940,109
Semiconductors and Semiconductor Equipment — 0.5%
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	650,000	682,094
Specialty Retail — 1.3%
AutoNation, Inc., 4.75%, 6/1/30	250,000	296,324
L Brands, Inc., 5.625%, 2/15/22	525,000	547,510
PetSmart, Inc., 5.875%, 6/1/25(1)	180,000	184,698
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	185,000	186,736
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	550,000	558,995
		1,774,263
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	335,000	348,835
Western Digital Corp., 4.75%, 2/15/26	340,000	367,625
		716,460
Textiles, Apparel and Luxury Goods — 0.5%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	495,138
PVH Corp., 4.625%, 7/10/25(1)	200,000	208,750
		703,888
Thrifts and Mortgage Finance — 0.3%
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	340,000	344,675
Trading Companies and Distributors — 0.3%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	370,000	363,271
Wireless Telecommunication Services — 2.4%
Sprint Corp., 7.25%, 9/15/21	785,000	822,287
Sprint Corp., 7.875%, 9/15/23	380,000	436,098
12

	Principal Amount/Shares	Value
Sprint Corp., 7.125%, 6/15/24	$550,000	$633,529
Sprint Corp., 7.625%, 2/15/25	280,000	328,125
T-Mobile USA, Inc., 6.50%, 1/15/26	445,000	465,581
T-Mobile USA, Inc., 4.75%, 2/1/28	500,000	535,495
		3,221,115
TOTAL CORPORATE BONDS (Cost $114,371,653)		116,842,317
PREFERRED STOCKS — 4.0%
Banks — 2.8%
BNP Paribas SA, 4.50%(1)	378,000	362,644
JPMorgan Chase & Co., 4.60%	800,000	785,000
Regions Financial Corp., 5.75%	800,000	856,000
Truist Financial Corp., 4.95%	800,000	844,000
Wells Fargo & Co., 5.875%	850,000	916,167
		3,763,811
Consumer Finance — 0.6%
Discover Financial Services, 6.125%	805,000	853,542
Diversified Financial Services — 0.6%
Equitable Holdings, Inc., 4.95%	720,000	736,200
TOTAL PREFERRED STOCKS (Cost $5,126,313)		5,353,553
EXCHANGE-TRADED FUNDS — 2.0%
iShares Broad USD High Yield Corporate Bond ETF	33,800	1,334,086
iShares iBoxx High Yield Corporate Bond ETF	15,400	1,292,060
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,577,577)		2,626,146
BANK LOAN OBLIGATIONS(5) — 1.3%
Health Care Providers and Services — 0.4%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.65%, (1-month LIBOR plus 2.50%), 2/16/23	$483,899	480,875
Life Sciences Tools and Services — 0.3%
Avantor Funding, Inc., USD Term Loan B3, 11/21/24(6)	450,000	444,751
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 3.15%, (1-month LIBOR plus 3.00%), 6/2/25	209,162	205,415
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC, 2019 Term Loan B, 2.75%, (1-month LIBOR plus 2.00%), 9/19/25	615,000	613,133
TOTAL BANK LOAN OBLIGATIONS (Cost $1,747,461)		1,744,174
ASSET-BACKED SECURITIES — 0.3%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	172,386	162,918
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	194,839	164,792
TOTAL ASSET-BACKED SECURITIES (Cost $368,667)		327,710
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $1,760,199), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $1,726,010)		1,726,008
13

	Shares	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/23, valued at $2,662,248), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $2,610,002)		$2,609,999
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,512	2,512
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,338,519)		4,338,519
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(7) — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,262,313)	3,262,313	3,262,313
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $131,792,503)		134,494,732
OTHER ASSETS AND LIABILITIES — (1.4)%		(1,858,142)
TOTAL NET ASSETS — 100.0%		$132,636,590

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $61,046,414, which represented 46.0% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,176,881. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The security's rate was paid in cash at the last payment date.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,262,313.

See Notes to Financial Statements.
14

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $128,530,190) — including $3,176,881 of securities on loan	$131,232,419
Investment made with cash collateral received for securities on loan, at value (cost of $3,262,313)	3,262,313
Total investment securities, at value (cost of $131,792,503)	134,494,732
Receivable for investments sold	1,101,003
Receivable for capital shares sold	209,181
Interest and dividends receivable	1,606,932
Securities lending receivable	908
137,412,756

Liabilities
Payable for collateral received for securities on loan	3,262,313
Payable for investments purchased	1,210,124
Payable for capital shares redeemed	163,248
Accrued management fees	80,975
Distribution and service fees payable	5,100
Dividends payable	54,406
4,776,166

Net Assets	$132,636,590

Net Assets Consist of:
Capital paid in	$173,201,603
Distributable earnings	(40,565,013)
$132,636,590

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$95,020,967	17,275,256	$5.50
I Class	$5,222,353	947,366	$5.51
Y Class	$15,716,975	2,854,135	$5.51
A Class	$12,118,660	2,201,035	$5.51*
C Class	$2,516,020	457,135	$5.50
R Class	$997,091	181,160	$5.50
R5 Class	$742,231	134,796	$5.51
R6 Class	$302,293	54,981	$5.50
*Maximum offering price $5.77 (net asset value divided by 0.955).

See Notes to Financial Statements.
15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,366,078
Dividends	50,956
Securities lending, net	2,252
3,419,286

Expenses:
Management fees	482,266
Distribution and service fees:
A Class	15,141
C Class	14,409
R Class	2,409
Trustees' fees and expenses	4,792
519,017

Net investment income (loss)	2,900,269

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(2,464,993)
Change in net unrealized appreciation (depreciation) on investments	13,978,926

Net realized and unrealized gain (loss)	11,513,933

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,414,202

See Notes to Financial Statements.
16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$2,900,269	$6,415,757
Net realized gain (loss)	(2,464,993)	(2,138,955)
Change in net unrealized appreciation (depreciation)	13,978,926	(11,072,566)
Net increase (decrease) in net assets resulting from operations	14,414,202	(6,795,764)

Distributions to Shareholders
From earnings:
Investor Class	(2,129,650)	(4,983,213)
I Class	(101,868)	(228,569)
Y Class	(315,651)	(442,665)
A Class	(258,243)	(559,791)
C Class	(50,762)	(158,889)
R Class	(19,317)	(39,488)
R5 Class	(20,089)	(87,289)
R6 Class	(4,738)	(9,313)
Decrease in net assets from distributions	(2,900,318)	(6,509,217)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	946,767	(5,445,921)

Net increase (decrease) in net assets	12,460,651	(18,750,902)

Net Assets
Beginning of period	120,175,939	138,926,841
End of period	$132,636,590	$120,175,939

See Notes to Financial Statements.
17

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

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If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$3,262,313	—	—	—	$3,262,313
Gross amount of recognized liabilities for securities lending transactions					$3,262,313

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses
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related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.4725% to 0.5900%	0.2500% to 0.3100%	0.77%
I Class		0.1500% to 0.2100%	0.67%
Y Class		0.0500% to 0.1100%	0.57%
A Class		0.2500% to 0.3100%	0.77%
C Class		0.2500% to 0.3100%	0.77%
R Class		0.2500% to 0.3100%	0.77%
R5 Class		0.0500% to 0.1100%	0.57%
R6 Class		0.0000% to 0.0600%	0.52%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 were $53,796,857 and $50,884,892, respectively.
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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,489,946	$13,324,664	4,942,542	$27,375,119
Issued in reinvestment of distributions	335,013	1,808,604	778,790	4,321,248
Redeemed	(3,318,441)	(17,748,707)	(7,917,597)	(43,284,857)
	(493,482)	(2,615,439)	(2,196,265)	(11,588,490)
I Class
Sold	283,141	1,551,002	795,961	4,436,745
Issued in reinvestment of distributions	18,813	101,868	41,109	228,569
Redeemed	(162,511)	(863,368)	(443,286)	(2,440,782)
	139,443	789,502	393,784	2,224,532
Y Class
Sold	701,119	3,764,950	1,239,405	6,896,371
Issued in reinvestment of distributions	58,257	315,651	79,896	442,665
Redeemed	(58,661)	(313,718)	(198,254)	(1,080,041)
	700,715	3,766,883	1,121,047	6,258,995
A Class
Sold	143,112	771,647	613,504	3,434,886
Issued in reinvestment of distributions	44,328	239,516	95,214	528,748
Redeemed	(238,527)	(1,296,611)	(596,450)	(3,292,248)
	(51,087)	(285,448)	112,268	671,386
C Class
Sold	92,230	486,482	36,604	205,299
Issued in reinvestment of distributions	8,689	46,914	25,735	143,114
Redeemed	(196,420)	(1,068,452)	(514,997)	(2,837,953)
	(95,501)	(535,056)	(452,658)	(2,489,540)
R Class
Sold	54,532	291,822	82,658	458,549
Issued in reinvestment of distributions	3,555	19,201	6,991	38,799
Redeemed	(48,923)	(261,444)	(95,927)	(525,608)
	9,164	49,579	(6,278)	(28,260)
R5 Class
Sold	21,932	114,699	95,173	531,721
Issued in reinvestment of distributions	3,727	20,089	15,688	87,274
Redeemed	(92,466)	(485,400)	(207,666)	(1,101,339)
	(66,807)	(350,612)	(96,805)	(482,344)
R6 Class
Sold	28,474	157,114	1,297	7,215
Issued in reinvestment of distributions	875	4,738	1,679	9,313
Redeemed	(6,196)	(34,494)	(5,361)	(28,728)
	23,153	127,358	(2,385)	(12,200)
Net increase (decrease)	165,598	$946,767	(1,127,292)	$(5,445,921)
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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$116,842,317	—
Preferred Stocks	—	5,353,553	—
Exchange-Traded Funds	$2,626,146	—	—
Bank Loan Obligations	—	1,744,174	—
Asset-Backed Securities	—	327,710	—
Temporary Cash Investments	2,512	4,336,007	—
Temporary Cash Investments - Securities Lending Collateral	3,262,313	—	—
	$5,890,971	$128,603,761	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$131,827,434
Gross tax appreciation of investments	$4,762,418
Gross tax depreciation of investments	(2,095,120)
Net tax appreciation (depreciation) of investments	$2,667,298

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(3,762,656) and accumulated long-term capital losses of $(36,970,572), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$5.02	0.12	0.48	0.60	(0.12)	$5.50	12.04%	0.78%(4)	0.78%(4)	4.50%(4)	4.50%(4)	41%	$95,021
2020	$5.54	0.25	(0.51)	(0.26)	(0.26)	$5.02	(5.09)%	0.78%	0.81%	4.55%	4.52%	38%	$89,168
2019	$5.57	0.29	(0.03)	0.26	(0.29)	$5.54	4.91%	0.79%	0.86%	5.22%	5.15%	24%	$110,624
2018	$5.73	0.29	(0.15)(5)	0.14	(0.30)	$5.57	2.33%	0.83%	0.86%	5.03%	5.00%	20%	$110,940
2017	$5.36	0.29	0.37	0.66	(0.29)	$5.73	12.62%	0.85%	0.85%	5.13%	5.13%	29%	$287,088
2016	$5.92	0.30	(0.55)	(0.25)	(0.31)	$5.36	(4.30)%	0.85%	0.85%	5.36%	5.36%	24%	$344,505
I Class
2020(3)	$5.03	0.12	0.48	0.60	(0.12)	$5.51	12.08%	0.68%(4)	0.68%(4)	4.60%(4)	4.60%(4)	41%	$5,222
2020	$5.55	0.26	(0.52)	(0.26)	(0.26)	$5.03	(4.98)%	0.68%	0.71%	4.65%	4.62%	38%	$4,063
2019	$5.58	0.30	(0.03)	0.27	(0.30)	$5.55	5.01%	0.69%	0.76%	5.32%	5.25%	24%	$2,300
2018(6)	$5.75	0.29	(0.17)(5)	0.12	(0.29)	$5.58	2.11%	0.73%(4)	0.76%(4)	5.22%(4)	5.19%(4)	20%(7)	$4,356

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$5.02	0.13	0.49	0.62	(0.13)	$5.51	12.36%	0.58%(4)	0.58%(4)	4.70%(4)	4.70%(4)	41%	$15,717
2020	$5.55	0.26	(0.52)	(0.26)	(0.27)	$5.02	(5.08)%	0.58%	0.61%	4.75%	4.72%	38%	$10,819
2019	$5.58	0.30	(0.02)	0.28	(0.31)	$5.55	5.12%	0.59%	0.66%	5.42%	5.35%	24%	$5,727
2018(6)	$5.75	0.30	(0.17)(5)	0.13	(0.30)	$5.58	2.20%	0.63%(4)	0.66%(4)	5.51%(4)	5.48%(4)	20%(7)	$262
A Class
2020(3)	$5.02	0.11	0.49	0.60	(0.11)	$5.51	12.11%	1.03%(4)	1.03%(4)	4.25%(4)	4.25%(4)	41%	$12,119
2020	$5.55	0.24	(0.53)	(0.29)	(0.24)	$5.02	(5.50)%	1.03%	1.06%	4.30%	4.27%	38%	$11,314
2019	$5.58	0.28	(0.03)	0.25	(0.28)	$5.55	4.65%	1.04%	1.11%	4.97%	4.90%	24%	$11,868
2018	$5.73	0.28	(0.15)(5)	0.13	(0.28)	$5.58	2.25%	1.08%	1.11%	4.78%	4.75%	20%	$12,985
2017	$5.36	0.28	0.37	0.65	(0.28)	$5.73	12.35%	1.10%	1.10%	4.88%	4.88%	29%	$22,166
2016	$5.92	0.28	(0.55)	(0.27)	(0.29)	$5.36	(4.54)%	1.10%	1.10%	5.11%	5.11%	24%	$24,610
C Class
2020(3)	$5.02	0.09	0.48	0.57	(0.09)	$5.50	11.49%	1.78%(4)	1.78%(4)	3.50%(4)	3.50%(4)	41%	$2,516
2020	$5.54	0.20	(0.52)	(0.32)	(0.20)	$5.02	(6.04)%	1.78%	1.81%	3.55%	3.52%	38%	$2,775
2019	$5.57	0.23	(0.02)	0.21	(0.24)	$5.54	3.87%	1.79%	1.86%	4.22%	4.15%	24%	$5,574
2018	$5.73	0.24	(0.16)(5)	0.08	(0.24)	$5.57	1.31%	1.83%	1.86%	4.03%	4.00%	20%	$8,275
2017	$5.36	0.23	0.38	0.61	(0.24)	$5.73	11.51%	1.85%	1.85%	4.13%	4.13%	29%	$9,985
2016	$5.92	0.24	(0.55)	(0.31)	(0.25)	$5.36	(5.25)%	1.85%	1.85%	4.36%	4.36%	24%	$9,695

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$5.02	0.11	0.48	0.59	(0.11)	$5.50	11.77%	1.28%(4)	1.28%(4)	4.00%(4)	4.00%(4)	41%	$997
2020	$5.54	0.22	(0.51)	(0.29)	(0.23)	$5.02	(5.57)%	1.28%	1.31%	4.05%	4.02%	38%	$864
2019	$5.57	0.26	(0.02)	0.24	(0.27)	$5.54	4.39%	1.29%	1.36%	4.72%	4.65%	24%	$988
2018	$5.73	0.26	(0.15)(5)	0.11	(0.27)	$5.57	1.82%	1.33%	1.36%	4.53%	4.50%	20%	$1,039
2017	$5.36	0.26	0.38	0.64	(0.27)	$5.73	12.06%	1.35%	1.35%	4.63%	4.63%	29%	$1,516
2016	$5.92	0.27	(0.55)	(0.28)	(0.28)	$5.36	(4.78)%	1.35%	1.35%	4.86%	4.86%	24%	$1,624
R5 Class
2020(3)	$5.02	0.13	0.49	0.62	(0.13)	$5.51	12.36%	0.58%(4)	0.58%(4)	4.70%(4)	4.70%(4)	41%	$742
2020	$5.55	0.26	(0.52)	(0.26)	(0.27)	$5.02	(5.08)%	0.58%	0.61%	4.75%	4.72%	38%	$1,013
2019	$5.58	0.30	(0.02)	0.28	(0.31)	$5.55	5.12%	0.59%	0.66%	5.42%	5.35%	24%	$1,656
2018	$5.73	0.29	(0.13)(5)	0.16	(0.31)	$5.58	2.72%	0.63%	0.66%	5.23%	5.20%	20%	$1,767
2017	$5.36	0.30	0.38	0.68	(0.31)	$5.73	12.85%	0.65%	0.65%	5.33%	5.33%	29%	$537,457
2016	$5.92	0.31	(0.55)	(0.24)	(0.32)	$5.36	(4.11)%	0.65%	0.65%	5.56%	5.56%	24%	$473,014

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2020(3)	$5.02	0.13	0.48	0.61	(0.13)	$5.50	12.18%	0.53%(4)	0.53%(4)	4.75%(4)	4.75%(4)	41%	$302
2020	$5.54	0.27	(0.52)	(0.25)	(0.27)	$5.02	(4.85)%	0.53%	0.56%	4.80%	4.77%	38%	$160
2019	$5.57	0.30	(0.02)	0.28	(0.31)	$5.54	5.17%	0.54%	0.61%	5.47%	5.40%	24%	$190
2018	$5.73	0.30	(0.15)(5)	0.15	(0.31)	$5.57	2.58%	0.58%	0.61%	5.28%	5.25%	20%	$9,348
2017	$5.36	0.30	0.38	0.68	(0.31)	$5.73	12.90%	0.60%	0.60%	5.38%	5.38%	29%	$88,697
2016	$5.92	0.31	(0.55)	(0.24)	(0.32)	$5.36	(4.06)%	0.60%	0.60%	5.61%	5.61%	24%	$55,552

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(6)April 10, 2017 (commencement of sale) through March 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
30

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor.
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The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be
32

increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

35

Notes

36

Notes

37

Notes

38

Notes

39

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90815 2011

Semiannual Report

September 30, 2020

NT Diversified Bond Fund
G Class (ACLDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2020
Portfolio at a Glance
Average Duration (effective)	6.1 years
Weighted Average Life to Maturity	8.3 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	34.9%
Corporate Bonds	31.3%
U.S. Government Agency Mortgage-Backed Securities	25.4%
Collateralized Mortgage Obligations	6.0%
Collateralized Loan Obligations	4.0%
Asset-Backed Securities	2.8%
Municipal Securities	1.7%
U.S. Government Agency Securities	0.7%
Sovereign Governments and Agencies	0.5%
Preferred Stocks	0.1%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	(9.0)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,045.20	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 34.9%
U.S. Treasury Bills, 0.12%, 7/15/21(1)	$65,000,000	$64,950,123
U.S. Treasury Bills, 0.14%, 9/9/21(1)	10,000,000	9,989,281
U.S. Treasury Bonds, 5.00%, 5/15/37	4,000,000	6,481,719
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	22,450,000	31,521,203
U.S. Treasury Bonds, 1.125%, 5/15/40	30,500,000	30,028,203
U.S. Treasury Bonds, 1.125%, 8/15/40	5,600,000	5,496,313
U.S. Treasury Bonds, 3.125%, 11/15/41	16,400,000	22,166,906
U.S. Treasury Bonds, 3.125%, 2/15/42	2,500,000	3,387,695
U.S. Treasury Bonds, 3.00%, 5/15/42	47,500,000	63,160,156
U.S. Treasury Bonds, 2.875%, 5/15/43	6,500,000	8,489,102
U.S. Treasury Bonds, 3.625%, 2/15/44	2,200,000	3,215,352
U.S. Treasury Bonds, 3.125%, 8/15/44(2)	1,000,000	1,361,016
U.S. Treasury Bonds, 2.50%, 2/15/45	32,000,000	39,393,750
U.S. Treasury Bonds, 3.00%, 5/15/45	700,000	937,398
U.S. Treasury Bonds, 2.50%, 2/15/46	7,900,000	9,755,574
U.S. Treasury Bonds, 2.25%, 8/15/46	2,000,000	2,362,422
U.S. Treasury Bonds, 3.375%, 11/15/48	50,050,000	72,836,436
U.S. Treasury Bonds, 2.25%, 8/15/49	11,900,000	14,154,957
U.S. Treasury Bonds, 2.375%, 11/15/49	7,000,000	8,548,477
U.S. Treasury Bonds, 2.00%, 2/15/50	21,000,000	23,757,891
U.S. Treasury Bonds, 1.25%, 5/15/50	3,600,000	3,412,406
U.S. Treasury Bonds, 1.375%, 8/15/50	2,000,000	1,957,188
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	12,037,200	12,814,014
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	3,277,770	3,559,300
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	14,181,020	15,867,821
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	48,002,075	53,383,903
U.S. Treasury Notes, 1.50%, 8/31/21	5,000,000	5,061,985
U.S. Treasury Notes, 1.875%, 1/31/22	2,000,000	2,046,406
U.S. Treasury Notes, 0.375%, 3/31/22	15,000,000	15,053,320
U.S. Treasury Notes, 1.75%, 6/15/22	5,000,000	5,137,305
U.S. Treasury Notes, 1.625%, 11/15/22	24,000,000	24,755,625
U.S. Treasury Notes, 1.625%, 12/15/22	80,000,000	82,629,687
U.S. Treasury Notes, 0.50%, 3/15/23	103,000,000	103,901,250
U.S. Treasury Notes, 1.50%, 3/31/23	3,500,000	3,617,988
U.S. Treasury Notes, 0.25%, 4/15/23	11,000,000	11,029,648
U.S. Treasury Notes, 0.125%, 5/15/23	40,000,000	39,976,562
U.S. Treasury Notes, 0.25%, 6/15/23	58,000,000	58,151,797
U.S. Treasury Notes, 0.125%, 8/15/23	19,000,000	18,982,930
U.S. Treasury Notes, 0.125%, 9/15/23	15,000,000	14,986,523
U.S. Treasury Notes, 2.375%, 2/29/24	15,000,000	16,120,898
U.S. Treasury Notes, 2.125%, 11/30/24	23,500,000	25,348,789
U.S. Treasury Notes, 1.125%, 2/28/25	99,000,000	102,871,054
U.S. Treasury Notes, 0.50%, 3/31/25	21,000,000	21,241,172
U.S. Treasury Notes, 0.25%, 5/31/25	44,000,000	43,996,563
U.S. Treasury Notes, 0.25%, 8/31/25	50,000,000	49,955,078
U.S. Treasury Notes, 2.625%, 12/31/25	20,000,000	22,415,625
U.S. Treasury Notes, 1.375%, 8/31/26	13,500,000	14,295,762
4

	Principal Amount	Value
U.S. Treasury Notes, 1.75%, 12/31/26	$3,500,000	$3,793,672
U.S. Treasury Notes, 1.125%, 2/28/27	37,000,000	38,670,781
U.S. Treasury Notes, 0.625%, 3/31/27	69,000,000	69,881,367
U.S. Treasury Notes, 0.50%, 4/30/27	50,000,000	50,228,516
U.S. Treasury Notes, 0.50%, 6/30/27	16,100,000	16,157,859
U.S. Treasury Notes, 0.50%, 8/31/27	34,900,000	34,987,250
U.S. Treasury Notes, 3.125%, 11/15/28	800,000	963,750
U.S. Treasury Notes, 1.50%, 2/15/30	1,200,000	1,294,500
U.S. Treasury Notes, 0.625%, 5/15/30	6,500,000	6,477,656
TOTAL U.S. TREASURY SECURITIES (Cost $1,367,215,247)		1,417,019,924
CORPORATE BONDS — 31.3%
Aerospace and Defense — 0.4%
Boeing Co. (The), 5.15%, 5/1/30	1,630,000	1,830,805
Boeing Co. (The), 5.81%, 5/1/50	4,510,000	5,460,864
Lockheed Martin Corp., 3.80%, 3/1/45	430,000	512,072
Raytheon Technologies Corp., 4.125%, 11/16/28	5,470,000	6,482,164
Raytheon Technologies Corp., 5.70%, 4/15/40	2,215,000	3,127,767
		17,413,672
Airlines — 0.3%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(3)	6,344,000	6,516,021
Southwest Airlines Co., 5.125%, 6/15/27	5,521,000	6,025,215
		12,541,236
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	2,270,000	2,399,323
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	5,730,000	5,848,181
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,950,000	1,929,018
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	3,300,000	3,254,988
General Motors Co., 5.15%, 4/1/38	1,800,000	1,910,937
General Motors Financial Co., Inc., 2.75%, 6/20/25	4,630,000	4,747,748
General Motors Financial Co., Inc., 2.70%, 8/20/27	6,436,000	6,416,687
		24,107,559
Banks — 3.9%
Banco Santander SA, 3.50%, 4/11/22	7,110,000	7,376,254
Banco Santander SA, 2.75%, 5/28/25	5,550,000	5,841,045
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	7,505,000	7,562,281
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	3,620,000	4,106,192
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	8,079,000	8,439,060
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	6,945,000	7,121,400
Bank of America Corp., VRN, 3.00%, 12/20/23	6,369,000	6,691,303
Bank of America Corp., VRN, 3.42%, 12/20/28	1,240,000	1,382,957
Barclays plc, VRN, 2.65%, 6/24/31	2,800,000	2,797,404
BBVA Bancomer SA, 1.875%, 9/18/25(3)	6,180,000	6,045,585
BNP Paribas SA, VRN, 2.59%, 8/12/35(3)	6,535,000	6,360,761
BPCE SA, 5.15%, 7/21/24(3)	2,670,000	2,993,835
BPCE SA, VRN, 1.65%, 10/6/26(3)(4)	3,190,000	3,192,829
Citigroup, Inc., 4.05%, 7/30/22	2,395,000	2,543,876
Citigroup, Inc., VRN, 3.11%, 4/8/26	5,301,000	5,711,535
Citigroup, Inc., VRN, 3.52%, 10/27/28	2,985,000	3,320,892
Citigroup, Inc., VRN, 2.57%, 6/3/31	4,305,000	4,534,638
Cooperatieve Rabobank UA, 3.95%, 11/9/22	4,130,000	4,391,260
5

	Principal Amount	Value
DNB Bank ASA, VRN, 1.13%, 9/16/26(3)	$4,070,000	$4,062,755
Fifth Third BanCorp., 4.30%, 1/16/24	1,125,000	1,242,278
FNB Corp., 2.20%, 2/24/23	4,790,000	4,837,867
HSBC Holdings plc, VRN, 2.01%, 9/22/28	3,169,000	3,138,154
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24	5,505,000	6,058,491
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	5,665,000	5,919,133
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	11,849,000	12,644,249
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	3,744,000	3,885,627
Natwest Group plc, VRN, 2.36%, 5/22/24	1,344,000	1,380,167
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26	4,435,000	4,368,567
Societe Generale SA, VRN, 3.65%, 7/8/35(3)	1,326,000	1,335,974
Sumitomo Mitsui Trust Bank Ltd., 1.05%, 9/12/25(3)	1,800,000	1,808,657
Wells Fargo & Co., 4.125%, 8/15/23	1,170,000	1,275,381
Wells Fargo & Co., 3.00%, 10/23/26	7,709,000	8,426,705
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	1,390,000	1,451,839
Wells Fargo & Co., VRN, 2.19%, 4/30/26	1,895,000	1,971,082
Wells Fargo & Co., VRN, 3.07%, 4/30/41	3,575,000	3,725,694
		157,945,727
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	5,325,000	6,621,249
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	6,490,000	7,900,027
Coca-Cola Co. (The), 1.00%, 3/15/28	1,270,000	1,267,266
PepsiCo, Inc., 1.625%, 5/1/30	1,060,000	1,090,420
		16,878,962
Biotechnology — 0.8%
AbbVie, Inc., 3.25%, 10/1/22(3)	2,960,000	3,096,347
AbbVie, Inc., 3.85%, 6/15/24(3)	3,967,000	4,349,083
AbbVie, Inc., 3.60%, 5/14/25	1,125,000	1,247,937
AbbVie, Inc., 3.20%, 11/21/29(3)	6,170,000	6,810,616
AbbVie, Inc., 4.40%, 11/6/42	2,290,000	2,728,983
Gilead Sciences, Inc., 3.65%, 3/1/26	7,660,000	8,655,222
Gilead Sciences, Inc., 1.65%, 10/1/30	4,567,000	4,564,267
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	1,617,000	1,579,377
		33,031,832
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	1,490,000	1,490,372
Capital Markets — 2.3%
Ares Capital Corp., 3.25%, 7/15/25	7,842,000	7,803,689
Ares Finance Co. II LLC, 3.25%, 6/15/30(3)	3,340,000	3,499,801
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(3)	3,415,000	3,565,506
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(3)	8,915,000	9,219,552
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	5,706,000	6,304,795
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	13,777,000	15,241,411
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	3,895,000	4,118,259
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	1,800,000	1,843,611
Golub Capital BDC, Inc., 3.375%, 4/15/24(4)	6,370,000	6,367,310
Intercontinental Exchange, Inc., 1.85%, 9/15/32	3,055,000	3,047,129
Morgan Stanley, MTN, 4.875%, 11/1/22	3,556,000	3,847,775
Morgan Stanley, VRN, 2.19%, 4/28/26	14,722,000	15,434,160
Morgan Stanley, VRN, 2.70%, 1/22/31	1,862,000	1,991,978
6

	Principal Amount	Value
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	$4,440,000	$4,469,774
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	5,835,000	5,777,652
UBS Group AG, 4.125%, 9/24/25(3)	1,600,000	1,826,232
		94,358,634
Chemicals — 0.4%
CF Industries, Inc., 4.50%, 12/1/26(3)	3,410,000	3,966,795
CF Industries, Inc., 5.15%, 3/15/34	2,520,000	2,983,466
Dow Chemical Co. (The), 3.60%, 11/15/50	6,000,000	6,092,995
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(3)	1,918,000	1,928,026
		14,971,282
Commercial Services and Supplies — 0.4%
RELX Capital, Inc., 3.00%, 5/22/30	2,345,000	2,567,483
Republic Services, Inc., 2.30%, 3/1/30	6,940,000	7,380,357
Waste Connections, Inc., 2.60%, 2/1/30	6,500,000	7,006,000
		16,953,840
Communications Equipment — 0.1%
Juniper Networks, Inc., 4.50%, 3/15/24	860,000	961,812
Motorola Solutions, Inc., 4.60%, 5/23/29	130,000	153,543
Motorola Solutions, Inc., 2.30%, 11/15/30	3,050,000	3,032,358
		4,147,713
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	6,990,000	7,144,762
Construction Materials — 0.2%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	5,699,000	5,943,186
Vulcan Materials Co., 3.50%, 6/1/30	3,270,000	3,667,127
		9,610,313
Consumer Finance — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	5,250,000	5,412,943
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24	3,850,000	3,820,629
Capital One Bank USA N.A., 3.375%, 2/15/23	3,793,000	4,011,151
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(3)	4,740,000	4,773,173
Synchrony Financial, 2.85%, 7/25/22	5,993,000	6,174,869
		24,192,765
Containers and Packaging†
Ball Corp., 2.875%, 8/15/30	1,550,000	1,534,500
Diversified Consumer Services — 0.1%
Pepperdine University, 3.30%, 12/1/59	3,740,000	4,117,774
Diversified Financial Services — 0.3%
Block Financial LLC, 3.875%, 8/15/30	1,551,000	1,561,126
Deutsche Bank AG, VRN, 3.55%, 9/18/31	2,290,000	2,305,974
GE Capital Funding LLC, 4.40%, 5/15/30(3)	6,740,000	7,258,812
NatWest Markets plc, 2.375%, 5/21/23(3)	2,205,000	2,271,499
		13,397,411
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 2.30%, 6/1/27	1,460,000	1,534,768
AT&T, Inc., 4.10%, 2/15/28	1,870,000	2,163,740
AT&T, Inc., 2.75%, 6/1/31	8,580,000	9,046,384
AT&T, Inc., 3.50%, 6/1/41	1,300,000	1,373,198
AT&T, Inc., 3.65%, 6/1/51	1,143,000	1,159,960
AT&T, Inc., 3.30%, 2/1/52	4,224,000	3,956,667
7

	Principal Amount	Value
AT&T, Inc., 3.50%, 9/15/53(3)	$149,000	$145,863
AT&T, Inc., 3.55%, 9/15/55(3)	1,479,000	1,421,757
Deutsche Telekom International Finance BV, 1.95%, 9/19/21(3)	3,879,000	3,922,968
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	930,000	974,069
Telefonica Emisiones SA, 5.46%, 2/16/21	2,400,000	2,444,441
Verizon Communications, Inc., 3.15%, 3/22/30	6,455,000	7,307,210
Verizon Communications, Inc., 4.40%, 11/1/34	12,131,000	15,167,077
		50,618,102
Electric Utilities — 2.3%
AEP Texas, Inc., 2.10%, 7/1/30	3,730,000	3,840,644
AEP Transmission Co. LLC, 3.75%, 12/1/47	1,280,000	1,501,465
American Electric Power Co., Inc., 3.20%, 11/13/27	1,320,000	1,452,634
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	3,460,000	3,834,147
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	2,185,000	2,538,858
Commonwealth Edison Co., 3.20%, 11/15/49	2,225,000	2,445,213
DTE Electric Co., 2.25%, 3/1/30	3,480,000	3,708,651
Duke Energy Corp., 2.65%, 9/1/26	2,980,000	3,227,423
Duke Energy Florida LLC, 1.75%, 6/15/30	4,600,000	4,688,641
Duke Energy Florida LLC, 3.85%, 11/15/42	2,740,000	3,263,963
Duke Energy Progress LLC, 4.15%, 12/1/44	4,040,000	5,039,427
Duke Energy Progress LLC, 3.70%, 10/15/46	2,890,000	3,405,834
EDP Finance BV, 1.71%, 1/24/28(3)	5,370,000	5,345,509
Entergy Arkansas LLC, 2.65%, 6/15/51	1,990,000	2,009,243
Entergy Texas, Inc., 1.75%, 3/15/31(4)	7,210,000	7,162,895
Exelon Corp., 5.15%, 12/1/20	1,476,000	1,476,000
Exelon Corp., 4.45%, 4/15/46	1,830,000	2,221,825
FirstEnergy Transmission LLC, 4.55%, 4/1/49(3)	1,840,000	2,162,042
Florida Power & Light Co., 4.125%, 2/1/42	1,540,000	1,922,852
Florida Power & Light Co., 3.15%, 10/1/49	1,730,000	1,950,986
MidAmerican Energy Co., 4.40%, 10/15/44	2,545,000	3,231,814
Nevada Power Co., 2.40%, 5/1/30	2,405,000	2,588,172
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	3,000,000	3,385,218
Northern States Power Co., 2.60%, 6/1/51	1,740,000	1,771,062
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	1,780,000	1,958,140
PacifiCorp, 2.70%, 9/15/30	996,000	1,102,230
PacifiCorp, 3.30%, 3/15/51	3,470,000	3,905,163
Potomac Electric Power Co., 3.60%, 3/15/24	1,510,000	1,649,465
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	3,970,000	3,937,416
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,090,000	2,341,204
Xcel Energy, Inc., 3.40%, 6/1/30	3,300,000	3,797,734
		92,865,870
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	2,276,000	2,375,092
Entertainment — 0.4%
Netflix, Inc., 3.625%, 6/15/25(3)	3,731,000	3,904,492
Netflix, Inc., 4.875%, 4/15/28	3,564,000	3,988,579
Netflix, Inc., 5.875%, 11/15/28	1,000,000	1,194,990
Walt Disney Co. (The), 2.20%, 1/13/28	6,860,000	7,224,063
		16,312,124
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	1,135,000	1,401,026
8

	Principal Amount	Value
Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	$4,745,000	$4,647,985
American Tower Corp., 3.375%, 10/15/26	2,248,000	2,490,770
Brixmor Operating Partnership LP, 4.05%, 7/1/30	2,450,000	2,632,651
CubeSmart LP, 2.00%, 2/15/31(4)	4,150,000	4,101,158
Equinix, Inc., 5.375%, 5/15/27	969,000	1,057,406
Essex Portfolio LP, 3.25%, 5/1/23	1,770,000	1,864,597
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	2,700,000	2,741,657
Healthcare Realty Trust, Inc., 2.05%, 3/15/31(4)	1,710,000	1,691,020
Highwoods Realty LP, 2.60%, 2/1/31	1,595,000	1,584,524
Host Hotels & Resorts LP, 3.75%, 10/15/23	2,725,000	2,814,837
Kilroy Realty LP, 3.80%, 1/15/23	2,070,000	2,155,711
Kilroy Realty LP, 2.50%, 11/15/32	4,600,000	4,491,456
Kimco Realty Corp., 2.80%, 10/1/26	3,580,000	3,829,683
Kimco Realty Corp., 1.90%, 3/1/28	2,975,000	2,942,798
Lexington Realty Trust, 2.70%, 9/15/30	5,977,000	6,101,884
Mid-America Apartments LP, 1.70%, 2/15/31	3,410,000	3,366,054
National Retail Properties, Inc., 2.50%, 4/15/30	5,519,000	5,517,309
Realty Income Corp., 3.25%, 1/15/31	1,535,000	1,694,674
Regency Centers LP, 3.70%, 6/15/30	3,050,000	3,352,477
Scentre Group Trust 2, VRN, 4.75%, 9/24/80(3)	3,440,000	3,417,154
Spirit Realty LP, 3.20%, 2/15/31	3,040,000	2,969,742
Ventas Realty LP, 4.40%, 1/15/29	3,620,000	4,115,843
VEREIT Operating Partnership LP, 3.40%, 1/15/28	5,032,000	5,247,419
Welltower, Inc., 2.75%, 1/15/31	3,820,000	3,929,496
		80,159,331
Food and Staples Retailing — 0.5%
Costco Wholesale Corp., 1.60%, 4/20/30	4,390,000	4,483,514
Kroger Co. (The), 3.875%, 10/15/46	3,420,000	3,881,409
Sysco Corp., 5.95%, 4/1/30	7,800,000	9,868,708
Walmart, Inc., 4.05%, 6/29/48	1,990,000	2,599,609
		20,833,240
Food Products — 0.2%
Mars, Inc., 1.625%, 7/16/32(3)	5,020,000	4,983,962
Mondelez International, Inc., 2.75%, 4/13/30	4,151,000	4,528,586
		9,512,548
Gas Utilities — 0.2%
CenterPoint Energy Resources Corp., 1.75%, 10/1/30(4)	3,477,000	3,488,248
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(3)	4,500,000	4,224,375
		7,712,623
Health Care Equipment and Supplies — 0.5%
Becton Dickinson and Co., 3.73%, 12/15/24	3,200,000	3,538,897
Danaher Corp., 2.60%, 10/1/50(4)	4,000,000	3,908,878
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	4,250,000	4,624,963
Stryker Corp., 1.95%, 6/15/30	3,700,000	3,775,812
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	3,485,000	3,912,394
		19,760,944
Health Care Providers and Services — 1.0%
Anthem, Inc., 2.375%, 1/15/25	1,060,000	1,127,179
Cigna Corp., 2.40%, 3/15/30	3,400,000	3,522,828
CVS Health Corp., 4.30%, 3/25/28	5,010,000	5,868,210
CVS Health Corp., 1.75%, 8/21/30	3,320,000	3,257,518
9

	Principal Amount	Value
CVS Health Corp., 4.78%, 3/25/38	$2,030,000	$2,462,671
Duke University Health System, Inc., 3.92%, 6/1/47	1,825,000	2,296,152
Partners Healthcare System, Inc., 3.19%, 7/1/49	2,280,000	2,472,840
UnitedHealth Group, Inc., 3.75%, 7/15/25	3,780,000	4,318,267
UnitedHealth Group, Inc., 2.00%, 5/15/30	3,132,000	3,279,671
UnitedHealth Group, Inc., 4.75%, 7/15/45	1,835,000	2,483,529
Universal Health Services, Inc., 2.65%, 10/15/30(3)	7,875,000	7,859,408
		38,948,273
Hotels, Restaurants and Leisure — 0.2%
Las Vegas Sands Corp., 3.90%, 8/8/29	2,460,000	2,467,122
Marriott International, Inc., 3.50%, 10/15/32	5,321,000	5,263,445
McDonald's Corp., MTN, 4.70%, 12/9/35	1,070,000	1,370,132
		9,100,699
Household Durables — 0.2%
D.R. Horton, Inc., 2.55%, 12/1/20	1,580,000	1,585,395
D.R. Horton, Inc., 5.75%, 8/15/23	1,075,000	1,214,362
D.R. Horton, Inc., 2.50%, 10/15/24	3,490,000	3,697,389
Lennar Corp., 4.75%, 4/1/21	2,820,000	2,851,091
		9,348,237
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc., 2.75%, 3/1/30	6,470,000	6,883,947
General Electric Co., 3.625%, 5/1/30	4,230,000	4,398,855
General Electric Co., 4.35%, 5/1/50	1,970,000	2,011,041
		13,293,843
Insurance — 1.7%
American International Group, Inc., 3.40%, 6/30/30	4,815,000	5,324,484
American International Group, Inc., 4.50%, 7/16/44	3,032,000	3,562,919
Athene Global Funding, 2.50%, 1/14/25(3)	2,930,000	3,022,624
Athene Global Funding, 2.55%, 6/29/25(3)	2,930,000	3,017,714
Athene Global Funding, 2.45%, 8/20/27(3)	2,156,000	2,215,848
Belrose Funding Trust, 2.33%, 8/15/30(3)	1,525,000	1,509,311
Chubb INA Holdings, Inc., 1.375%, 9/15/30	4,769,000	4,707,268
Five Corners Funding Trust II, 2.85%, 5/15/30(3)	4,689,000	5,063,873
Globe Life, Inc., 2.15%, 8/15/30	3,660,000	3,687,002
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(3)	5,167,000	5,160,391
Kemper Corp., 2.40%, 9/30/30	2,670,000	2,635,367
Liberty Mutual Group, Inc., 4.50%, 6/15/49(3)	40,000	48,527
Lincoln National Corp., 4.375%, 6/15/50	5,275,000	6,124,076
Markel Corp., 4.90%, 7/1/22	2,310,000	2,478,470
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(3)	5,350,000	5,464,061
Protective Life Global Funding, 1.74%, 9/21/30(3)	6,200,000	6,145,686
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(3)	2,468,000	2,552,978
Unum Group, 4.50%, 3/15/25	3,110,000	3,459,397
WR Berkley Corp., 4.625%, 3/15/22	1,440,000	1,521,551
		67,701,547
Internet and Direct Marketing Retail — 0.1%
Expedia Group, Inc., 3.60%, 12/15/23(3)	4,435,000	4,534,268
IT Services — 0.5%
Fiserv, Inc., 3.50%, 7/1/29	2,535,000	2,892,692
Global Payments, Inc., 3.20%, 8/15/29	5,130,000	5,610,728
International Business Machines Corp., 1.70%, 5/15/27	3,300,000	3,416,177
10

	Principal Amount	Value
International Business Machines Corp., 1.95%, 5/15/30	$1,800,000	$1,857,644
PayPal Holdings, Inc., 2.30%, 6/1/30	4,505,000	4,765,296
		18,542,537
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.10%, 6/4/30	1,890,000	1,941,465
Machinery — 0.1%
Cummins, Inc., 2.60%, 9/1/50	4,540,000	4,455,630
Media — 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	2,290,000	2,603,585
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	6,825,000	7,839,231
Comcast Corp., 1.95%, 1/15/31	2,775,000	2,857,087
Comcast Corp., 3.20%, 7/15/36	2,761,000	3,071,762
Comcast Corp., 3.75%, 4/1/40	1,285,000	1,505,303
Comcast Corp., 2.45%, 8/15/52	1,700,000	1,597,877
Discovery Communications LLC, 3.625%, 5/15/30	1,055,000	1,175,398
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	3,275,000	3,851,163
ViacomCBS, Inc., 4.75%, 5/15/25	4,745,000	5,449,428
ViacomCBS, Inc., 3.70%, 6/1/28	1,675,000	1,862,286
ViacomCBS, Inc., 4.20%, 5/19/32	2,370,000	2,712,763
		34,525,883
Metals and Mining — 0.3%
Minera Mexico SA de CV, 4.50%, 1/26/50(3)	7,300,000	7,989,850
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(3)	1,730,000	2,030,041
Steel Dynamics, Inc., 3.45%, 4/15/30	1,605,000	1,773,383
Teck Resources Ltd., 3.90%, 7/15/30(3)	1,520,000	1,593,178
		13,386,452
Multi-Utilities — 0.7%
Ameren Corp., 3.50%, 1/15/31	4,338,000	4,968,662
CenterPoint Energy, Inc., 4.25%, 11/1/28	3,991,000	4,758,744
Dominion Energy, Inc., 4.90%, 8/1/41	3,370,000	4,334,025
NiSource, Inc., 1.70%, 2/15/31	2,320,000	2,284,998
NiSource, Inc., 5.65%, 2/1/45	1,925,000	2,664,479
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,790,000	1,777,876
Sempra Energy, 2.875%, 10/1/22	1,670,000	1,733,756
Sempra Energy, 3.25%, 6/15/27	2,840,000	3,123,927
Sempra Energy, 4.00%, 2/1/48	1,310,000	1,476,655
		27,123,122
Multiline Retail — 0.1%
Target Corp., 2.35%, 2/15/30	2,000,000	2,172,694
Oil, Gas and Consumable Fuels — 2.4%
Aker BP ASA, 3.75%, 1/15/30(3)	5,200,000	5,063,289
Aker BP ASA, 4.00%, 1/15/31(3)	1,960,000	1,936,779
BP Capital Markets America, Inc., 1.75%, 8/10/30	2,900,000	2,882,364
Chevron Corp., 2.00%, 5/11/27	2,490,000	2,636,261
Chevron USA, Inc., 1.02%, 8/12/27	1,560,000	1,559,037
CNOOC Finance Ltd., 4.25%, 1/26/21	6,000,000	6,064,080
Concho Resources, Inc., 2.40%, 2/15/31	2,180,000	2,089,735
Diamondback Energy, Inc., 3.50%, 12/1/29	4,840,000	4,679,144
Ecopetrol SA, 5.875%, 5/28/45	690,000	752,962
Energy Transfer Operating LP, 4.25%, 3/15/23	4,430,000	4,611,625
Energy Transfer Operating LP, 4.90%, 3/15/35	2,070,000	2,026,901
11

	Principal Amount	Value
Enterprise Products Operating LLC, 4.85%, 3/15/44	$5,120,000	$5,830,915
EOG Resources, Inc., 4.10%, 2/1/21	1,640,000	1,660,645
Equinor ASA, 1.75%, 1/22/26	2,510,000	2,605,242
Equinor ASA, 3.25%, 11/18/49	1,460,000	1,555,904
Exxon Mobil Corp., 1.57%, 4/15/23	4,030,000	4,148,480
Exxon Mobil Corp., 3.04%, 3/1/26	870,000	961,075
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,188,000	5,281,442
MPLX LP, 5.25%, 1/15/25	2,600,000	2,695,656
MPLX LP, 2.65%, 8/15/30	3,160,000	3,105,654
MPLX LP, 4.50%, 4/15/38	2,080,000	2,131,227
Ovintiv, Inc., 6.50%, 2/1/38	910,000	827,883
Petroleos Mexicanos, 4.875%, 1/24/22	1,420,000	1,439,191
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	128,158
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,791,000
Petroleos Mexicanos, 6.50%, 3/13/27	2,100,000	1,961,337
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	41,600
Petroleos Mexicanos, 5.50%, 6/27/44	100,000	74,320
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	7,070,000	6,869,261
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	7,120,000	8,147,539
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	3,610,000	3,687,863
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(3)	2,550,000	2,759,979
Valero Energy Corp., 1.20%, 3/15/24	4,992,000	4,975,003
		96,981,551
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	3,840,000	4,033,682
Pharmaceuticals — 0.9%
AstraZeneca plc, 1.375%, 8/6/30	5,966,000	5,821,853
Bristol-Myers Squibb Co., 3.25%, 8/15/22	4,255,000	4,485,005
Bristol-Myers Squibb Co., 3.625%, 5/15/24	1,050,000	1,157,481
Bristol-Myers Squibb Co., 3.40%, 7/26/29	5,890,000	6,853,768
Royalty Pharma plc, 1.75%, 9/2/27(3)	5,534,000	5,538,161
Royalty Pharma plc, 2.20%, 9/2/30(3)	4,450,000	4,433,801
Upjohn, Inc., 2.70%, 6/22/30(3)	7,461,000	7,732,431
Upjohn, Inc., 4.00%, 6/22/50(3)	1,411,000	1,510,109
		37,532,609
Road and Rail — 0.7%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	5,200,000	5,349,903
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,440,779
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	6,680,000	8,384,055
CSX Corp., 3.25%, 6/1/27	4,030,000	4,564,147
Norfolk Southern Corp., 3.05%, 5/15/50	2,070,000	2,217,189
Union Pacific Corp., 2.40%, 2/5/30	2,770,000	2,988,138
Union Pacific Corp., 3.60%, 9/15/37	1,470,000	1,699,709
Union Pacific Corp., MTN, 3.55%, 8/15/39	1,630,000	1,864,657
		28,508,577
Semiconductors and Semiconductor Equipment — 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	1,233,000	1,316,363
Broadcom, Inc., 2.25%, 11/15/23	3,670,000	3,818,078
Broadcom, Inc., 3.15%, 11/15/25	4,690,000	5,064,416
Microchip Technology, Inc., 2.67%, 9/1/23(3)	4,475,000	4,635,710
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(3)	4,112,000	4,347,288
12

	Principal Amount	Value
Texas Instruments, Inc., 1.75%, 5/4/30	$2,210,000	$2,284,828
		21,466,683
Software — 0.4%
Microsoft Corp., 2.53%, 6/1/50	5,290,000	5,552,939
Oracle Corp., 2.80%, 4/1/27	1,830,000	2,011,839
Oracle Corp., 4.00%, 7/15/46	5,930,000	7,032,399
		14,597,177
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.50%, 4/15/27	2,960,000	3,222,338
Home Depot, Inc. (The), 3.90%, 6/15/47	2,090,000	2,579,165
Home Depot, Inc. (The), 3.35%, 4/15/50	4,005,000	4,642,214
		10,443,717
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 2.55%, 8/20/60	4,940,000	4,951,731
Dell International LLC / EMC Corp., 5.45%, 6/15/23(3)	5,834,000	6,399,876
EMC Corp., 3.375%, 6/1/23	4,645,000	4,790,992
Hewlett Packard Enterprise Co., 1.45%, 4/1/24	5,750,000	5,827,950
NetApp, Inc., 2.375%, 6/22/27	5,725,000	5,978,380
Seagate HDD Cayman, 4.875%, 3/1/24	1,645,000	1,790,833
Seagate HDD Cayman, 4.75%, 1/1/25	3,655,000	4,016,627
		33,756,389
Trading Companies and Distributors — 0.2%
Air Lease Corp., MTN, 2.875%, 1/15/26	2,940,000	2,893,415
Aircastle Ltd., 5.25%, 8/11/25(3)	6,025,000	5,901,513
		8,794,928
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	4,310,000	4,618,050
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 2.55%, 2/15/31(3)	4,110,000	4,263,426
Vodafone Group plc, 4.375%, 2/19/43	2,080,000	2,436,206
		6,699,632
TOTAL CORPORATE BONDS (Cost $1,239,790,963)		1,268,895,196
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 25.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.9%
FHLMC, VRN, 3.44%, (1-year H15T1Y plus 2.25%), 9/1/35	364,783	386,801
FHLMC, VRN, 2.64%, (1-year H15T1Y plus 2.25%), 7/1/36	59,747	63,238
FHLMC, VRN, 3.37%, (12-month LIBOR plus 1.87%), 7/1/36	974,256	1,031,450
FHLMC, VRN, 3.26%, (1-year H15T1Y plus 2.14%), 10/1/36	841,085	889,006
FHLMC, VRN, 3.52%, (1-year H15T1Y plus 2.26%), 4/1/37	728,459	771,739
FHLMC, VRN, 3.70%, (12-month LIBOR plus 1.80%), 2/1/38	296,963	314,213
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.82%), 6/1/38	155,863	164,662
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.88%), 7/1/40	66,348	69,688
FHLMC, VRN, 3.02%, (12-month LIBOR plus 1.76%), 9/1/40	93,388	97,524
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	55,740	58,830
FHLMC, VRN, 3.42%, (12-month LIBOR plus 1.86%), 7/1/41	642,575	677,360
FHLMC, VRN, 3.67%, (12-month LIBOR plus 1.65%), 12/1/42	436,549	454,103
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	98,926	101,646
FHLMC, VRN, 3.19%, (12-month LIBOR plus 1.63%), 5/1/43	97,259	101,347
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	2,453	2,468
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.65%), 6/1/43	56,430	56,912
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.62%), 1/1/44	2,020,049	2,099,691
13

	Principal Amount	Value
FHLMC, VRN, 3.17%, (12-month LIBOR plus 1.62%), 6/1/44	$900,714	$939,355
FHLMC, VRN, 2.54%, (12-month LIBOR plus 1.59%), 10/1/44	740,883	769,509
FHLMC, VRN, 2.58%, (12-month LIBOR plus 1.60%), 6/1/45	1,838,062	1,914,696
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	2,177,530	2,265,181
FHLMC, VRN, 3.05%, (12-month LIBOR plus 1.64%), 9/1/47	1,499,625	1,566,876
FNMA, VRN, 2.47%, (6-month LIBOR plus 1.57%), 6/1/35	151,359	157,346
FNMA, VRN, 2.51%, (6-month LIBOR plus 1.57%), 6/1/35	444,951	462,296
FNMA, VRN, 2.53%, (6-month LIBOR plus 1.57%), 6/1/35	1,152,238	1,197,133
FNMA, VRN, 2.57%, (6-month LIBOR plus 1.57%), 6/1/35	943,790	980,684
FNMA, VRN, 2.52%, (6-month LIBOR plus 1.54%), 9/1/35	860,051	891,950
FNMA, VRN, 3.14%, (1-year H15T1Y plus 2.16%), 3/1/38	760,952	801,715
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	37,219	38,859
FNMA, VRN, 2.54%, (12-month LIBOR plus 1.79%), 8/1/40	64,968	67,379
FNMA, VRN, 3.02%, (12-month LIBOR plus 1.77%), 10/1/40	157,761	163,892
FNMA, VRN, 2.46%, (12-month LIBOR plus 1.75%), 8/1/41	127,999	133,743
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.57%), 3/1/43	259,324	268,709
FNMA, VRN, 3.56%, (12-month LIBOR plus 1.58%), 1/1/45	62,770	65,150
FNMA, VRN, 2.36%, (12-month LIBOR plus 1.59%), 8/1/45	469,179	487,828
FNMA, VRN, 2.62%, (12-month LIBOR plus 1.60%), 4/1/46	2,935,338	3,039,480
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	4,021,289	4,206,462
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	1,581,868	1,654,386
FNMA, VRN, 3.14%, (12-month LIBOR plus 1.61%), 4/1/47	2,625,405	2,747,203
FNMA, VRN, 2.94%, (12-month LIBOR plus 1.62%), 5/1/47	2,277,171	2,390,076
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	754,436	787,692
		35,338,278
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 24.5%
FHLMC, 7.00%, 9/1/27	123	139
FHLMC, 6.50%, 1/1/28	197	221
FHLMC, 7.00%, 2/1/28	33	37
FHLMC, 6.50%, 3/1/29	1,233	1,394
FHLMC, 6.50%, 6/1/29	1,539	1,725
FHLMC, 7.00%, 8/1/29	131	147
FHLMC, 6.50%, 5/1/31	1,360	1,523
FHLMC, 6.50%, 6/1/31	160	179
FHLMC, 5.50%, 12/1/33	16,946	19,744
FHLMC, 6.00%, 2/1/38	133,997	158,324
FHLMC, 5.50%, 4/1/38	71,313	82,767
FHLMC, 6.00%, 5/1/38	107,079	125,906
FHLMC, 6.00%, 8/1/38	20,482	23,842
FHLMC, 5.50%, 9/1/38	509,241	586,661
FHLMC, 4.50%, 5/1/47	10,870,789	11,774,787
FHLMC, 3.50%, 12/1/47	5,853,349	6,222,217
FHLMC, 4.00%, 9/1/48	22,261,941	23,736,769
FHLMC, 4.00%, 10/1/48	3,647,671	3,891,376
FHLMC, 4.00%, 10/1/48	22,407,303	23,898,907
FHLMC, 3.50%, 4/1/49	34,323,057	36,242,685
FHLMC, 3.50%, 10/1/49	49,432,320	52,104,479
FHLMC, 3.00%, 8/1/50	19,349,859	20,296,104
FNMA, 6.50%, 1/1/26	896	1,003
FNMA, 7.00%, 12/1/27	274	304
FNMA, 7.50%, 4/1/28	1,689	1,894
FNMA, 7.00%, 5/1/28	1,567	1,628
14

	Principal Amount	Value
FNMA, 7.00%, 6/1/28	$28	$28
FNMA, 6.50%, 1/1/29	204	232
FNMA, 6.50%, 4/1/29	712	806
FNMA, 7.00%, 7/1/29	128	129
FNMA, 7.50%, 7/1/29	1,157	1,203
FNMA, 7.50%, 9/1/30	497	584
FNMA, 5.00%, 7/1/31	1,207,620	1,358,057
FNMA, 7.00%, 9/1/31	2,398	2,557
FNMA, 6.50%, 1/1/32	856	983
FNMA, 6.50%, 8/1/32	3,333	3,808
FNMA, 5.50%, 6/1/33	10,141	11,902
FNMA, 5.50%, 7/1/33	55,153	64,767
FNMA, 5.50%, 8/1/33	24,198	28,460
FNMA, 5.50%, 9/1/33	32,001	37,680
FNMA, 5.00%, 11/1/33	120,894	139,021
FNMA, 6.00%, 12/1/33	399,752	472,343
FNMA, 5.50%, 1/1/34	22,612	25,976
FNMA, 3.50%, 3/1/34	1,403,130	1,506,209
FNMA, 5.50%, 12/1/34	31,600	36,255
FNMA, 4.50%, 1/1/35	130,566	144,032
FNMA, 5.00%, 8/1/35	53,149	61,041
FNMA, 5.00%, 2/1/36	373,470	429,785
FNMA, 5.50%, 7/1/36	20,155	23,059
FNMA, 5.50%, 2/1/37	10,010	11,645
FNMA, 6.00%, 4/1/37	98,313	116,199
FNMA, 6.00%, 7/1/37	232,421	272,912
FNMA, 6.00%, 8/1/37	161,505	190,506
FNMA, 6.50%, 8/1/37	11,610	13,479
FNMA, 6.00%, 9/1/37	144,261	169,016
FNMA, 6.00%, 11/1/37	57,669	67,657
FNMA, 5.50%, 2/1/38	432,164	500,095
FNMA, 5.50%, 2/1/38	44,601	50,631
FNMA, 5.00%, 5/1/38	145,716	167,716
FNMA, 5.50%, 6/1/38	128,714	146,804
FNMA, 5.00%, 1/1/39	95,441	107,868
FNMA, 4.50%, 2/1/39	301,362	338,135
FNMA, 5.50%, 3/1/39	321,055	372,790
FNMA, 4.50%, 4/1/39	230,644	261,275
FNMA, 4.50%, 5/1/39	602,686	682,054
FNMA, 6.50%, 5/1/39	85,517	100,377
FNMA, 4.50%, 6/1/39	323,057	363,368
FNMA, 5.00%, 8/1/39	318,631	367,260
FNMA, 4.50%, 9/1/39	1,200,859	1,362,850
FNMA, 4.50%, 10/1/39	1,037,198	1,177,557
FNMA, 5.00%, 4/1/40	1,590,931	1,833,424
FNMA, 5.00%, 4/1/40	847,970	974,562
FNMA, 5.00%, 6/1/40	1,432,386	1,650,150
FNMA, 4.00%, 10/1/40	1,103,917	1,243,964
FNMA, 4.50%, 11/1/40	1,007,331	1,134,410
FNMA, 5.00%, 11/1/40	124,308	143,274
FNMA, 3.50%, 12/1/40	173,458	187,213
FNMA, 4.00%, 8/1/41	1,884,126	2,099,437
15

	Principal Amount	Value
FNMA, 4.50%, 9/1/41	$910,438	$1,025,154
FNMA, 4.50%, 9/1/41	137,544	154,904
FNMA, 3.50%, 10/1/41	1,348,913	1,448,603
FNMA, 3.50%, 12/1/41	5,960,250	6,445,673
FNMA, 4.00%, 12/1/41	2,861,950	3,159,714
FNMA, 3.50%, 1/1/42	132,787	143,404
FNMA, 5.00%, 1/1/42	3,178,108	3,657,420
FNMA, 3.50%, 2/1/42	4,322,236	4,673,652
FNMA, 3.50%, 4/1/42	286,493	312,657
FNMA, 3.50%, 5/1/42	1,303,524	1,423,970
FNMA, 3.50%, 6/1/42	1,300,868	1,433,891
FNMA, 3.50%, 8/1/42	353,967	380,783
FNMA, 3.50%, 8/1/42	7,058,726	7,660,482
FNMA, 3.50%, 9/1/42	1,695,442	1,823,495
FNMA, 3.50%, 12/1/42	534,560	580,132
FNMA, 4.00%, 1/1/44	412,270	452,952
FNMA, 4.00%, 11/1/45	868,939	939,323
FNMA, 4.00%, 11/1/45	4,768,955	5,154,979
FNMA, 4.00%, 2/1/46	4,615,215	5,007,549
FNMA, 4.00%, 4/1/46	10,737,706	11,580,396
FNMA, 6.50%, 8/1/47	4,199	4,551
FNMA, 6.50%, 9/1/47	8,476	9,163
FNMA, 6.50%, 9/1/47	408	442
FNMA, 6.50%, 9/1/47	4,471	4,834
FNMA, 3.50%, 3/1/48	7,084,792	7,502,840
FNMA, 4.00%, 6/1/48	18,849,062	20,141,659
FNMA, 4.50%, 7/1/48	16,658,080	18,068,940
FNMA, 4.00%, 8/1/48	5,139,090	5,482,734
FNMA, 4.50%, 2/1/49	11,681,246	12,636,272
FNMA, 3.50%, 4/1/49	25,239,225	26,574,985
FNMA, 4.00%, 6/1/49	24,531,842	26,148,630
FNMA, 3.50%, 7/1/49	8,713,963	9,224,980
FNMA, 3.50%, 9/1/49	1,527,408	1,609,867
FNMA, 4.50%, 9/1/49	4,015,931	4,344,140
FNMA, 3.00%, 12/1/49	22,135,351	23,207,432
FNMA, 3.00%, 3/1/50	15,316,918	16,055,487
FNMA, 3.00%, 3/1/50	77,697,878	81,544,518
FNMA, 2.50%, 4/1/50	5,297,863	5,562,605
FNMA, 3.00%, 5/1/50	6,834,886	7,341,701
FNMA, 3.00%, 6/1/50	8,414,153	8,825,615
FNMA, 3.00%, 6/1/50	7,709,231	8,086,228
FNMA, 3.00%, 6/1/50	10,655,309	11,224,627
GNMA, 2.50%, TBA	21,850,000	22,942,500
GNMA, 7.00%, 11/15/22	297	301
GNMA, 7.00%, 4/20/26	132	148
GNMA, 7.50%, 8/15/26	307	347
GNMA, 8.00%, 8/15/26	135	148
GNMA, 7.50%, 5/15/27	177	180
GNMA, 8.00%, 6/15/27	342	343
GNMA, 7.00%, 2/15/28	135	135
GNMA, 7.50%, 2/15/28	82	82
GNMA, 6.50%, 3/15/28	452	499
16

	Principal Amount	Value
GNMA, 6.50%, 5/15/28	$2,033	$2,249
GNMA, 7.00%, 12/15/28	199	200
GNMA, 7.00%, 5/15/31	1,583	1,887
GNMA, 6.00%, 7/15/33	412,805	484,602
GNMA, 4.50%, 8/15/33	440,135	486,229
GNMA, 5.00%, 3/20/36	49,440	56,480
GNMA, 5.00%, 4/20/36	102,584	117,189
GNMA, 5.00%, 5/20/36	163,389	186,651
GNMA, 5.50%, 1/15/39	519,808	608,337
GNMA, 6.00%, 1/20/39	21,746	25,018
GNMA, 6.00%, 2/20/39	138,649	159,511
GNMA, 4.50%, 6/15/39	1,315,297	1,479,886
GNMA, 5.00%, 9/15/39	38,206	42,846
GNMA, 5.50%, 9/15/39	50,199	57,679
GNMA, 5.00%, 10/15/39	584,453	662,354
GNMA, 4.50%, 1/15/40	465,084	512,762
GNMA, 4.00%, 11/20/40	1,588,423	1,734,128
GNMA, 4.00%, 12/15/40	617,664	670,737
GNMA, 4.50%, 6/15/41	452,813	512,468
GNMA, 4.50%, 7/20/41	670,088	744,264
GNMA, 3.50%, 4/20/42	3,551,738	3,854,820
GNMA, 3.50%, 6/20/42	7,705,749	8,366,039
GNMA, 3.50%, 3/20/43	481,895	523,192
GNMA, 3.50%, 4/20/43	3,021,519	3,280,460
GNMA, 4.50%, 11/20/43	80,070	88,976
GNMA, 3.50%, 7/20/44	227,831	245,808
GNMA, 4.00%, 9/20/45	493,415	532,151
GNMA, 3.50%, 3/15/46	1,915,311	2,024,718
GNMA, 3.50%, 4/20/46	6,766,818	7,241,545
GNMA, 2.50%, 7/20/46	8,944,083	9,470,622
GNMA, 2.50%, 8/20/46	1,108,481	1,168,910
GNMA, 2.50%, 2/20/47	501,780	531,105
GNMA, 3.00%, 4/20/50	65,403,709	68,605,630
UMBS, 2.00%, TBA	88,500,000	91,493,790
UMBS, 2.50%, TBA	134,450,000	141,025,444
UMBS, 3.00%, TBA	44,500,000	46,596,367
UMBS, 3.00%, TBA	28,500,000	29,857,090
		997,088,517
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,024,737,857)		1,032,426,795
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
Private Sponsor Collateralized Mortgage Obligations — 3.0%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.61%, 3/25/35	1,122,319	1,135,641
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(3)	1,028,400	1,066,408
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(3)	1,749,539	1,776,494
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	2,992,312	3,092,525
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	934,461	912,322
17

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.19%, 11/25/34	$849,951	$833,128
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A1, VRN, 1.45%, 5/25/60(3)	6,164,818	6,181,608
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.77%, 8/25/34	1,792,000	1,776,857
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(3)	3,989,704	4,032,509
COLT Mortgage Loan Trust, Series 2020-3, Class A1 SEQ, VRN, 1.51%, 4/27/65(3)	13,161,526	13,257,408
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, VRN, 2.15%, (1-month LIBOR plus 2.00%), 1/25/40(3)	6,289,000	6,161,187
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.80%, (1-month LIBOR plus 3.65%), 2/25/40(3)	6,500,000	6,226,028
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,857	4,334
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 3.125%, 10/25/34	91,608	93,886
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	1,868,963	1,883,617
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(3)	5,690,101	5,816,129
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(3)	3,156,940	3,206,942
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1, 1.21%, 5/25/65(3)	7,000,000	6,999,885
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A2, 1.41%, 5/25/65(3)	5,000,000	4,999,952
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.04%, 10/25/34	935,502	934,005
Galton Funding Mortgage Trust, Series 2020-H1, Class A1 SEQ, VRN, 2.31%, 1/25/60(3)	6,019,182	6,151,297
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.80%, 6/25/34	383,026	373,967
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.83%, 5/25/34	707,311	681,614
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.66%, 1/25/35	694,179	689,190
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.68%, 9/25/35	1,497,937	1,501,752
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	421,312	426,323
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(3)	540,775	558,726
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.23%, 11/21/34	818,514	827,910
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.07%, 11/25/35	1,615,835	1,570,771
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.78%, 2/25/35	679,996	700,055
MFA Trust, Series 2020-NQM1, Class A1 SEQ, VRN, 1.48%, 8/25/49(3)	5,134,251	5,173,543
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	4,162,500	4,538,578
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	5,984,456	6,514,678
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.65%, (1-month LIBOR plus 1.50%), 6/25/57(3)	4,798,106	4,812,745
18

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 SEQ, VRN, 3.60%, 4/25/49(3)	$2,663,562	$2,701,574
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(3)	4,307,678	4,475,926
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	2,537,217	2,553,553
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	2,224,672	2,283,646
Starwood Mortgage Residential Trust, Series 2020-2, Class A1 SEQ, VRN, 2.72%, 4/25/60(3)	6,917,051	6,961,592
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.95%, 7/25/34	391,264	391,425
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	42,280	44,176
		124,323,906
U.S. Government Agency Collateralized Mortgage Obligations — 3.0%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	5,304,429	4,867,722
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	7,562,081	7,008,552
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.90%, (1-month LIBOR plus 4.75%), 10/25/24	2,758,840	2,789,183
FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.85%, (1-month LIBOR plus 3.70%), 4/25/28	3,487,897	3,584,296
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.40%, (1-month LIBOR plus 3.25%), 5/25/25	1,910,000	1,918,394
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.80%, (1-month LIBOR plus 4.65%), 10/25/28	5,491,709	5,729,428
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	9,105,185	9,431,654
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.50%, (1-month LIBOR plus 1.35%), 3/25/29	439,191	439,408
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	5,784,102	6,026,392
FHLMC, Series 2017-DNA1, Class M2, VRN, 3.40%, (1-month LIBOR plus 3.25%), 7/25/29	8,736,868	8,985,524
FHLMC, Series 2017-DNA2, Class M1, VRN, 1.35%, (1-month LIBOR plus 1.20%), 10/25/29	1,380,913	1,382,115
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.60%, (1-month LIBOR plus 3.45%), 10/25/29	2,400,000	2,481,137
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.45%, (1-month LIBOR plus 2.30%), 10/25/48(3)	1,750,000	1,721,166
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.60%, (1-month LIBOR plus 2.45%), 3/25/49(3)	3,427,742	3,384,509
FHLMC, Series 2019-DNA3, Class M2, VRN, 2.20%, (1-month LIBOR plus 2.05%), 7/25/49(3)	5,367,732	5,277,718
FHLMC, Series 3397, Class GF, VRN, 0.65%, (1-month LIBOR plus 0.50%), 12/15/37	1,083,450	1,099,388
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	9,930,213	8,733,275
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	3,929,441	3,874,512
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	4,099,497	4,268,365
FNMA, Series 2014-C04, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 11/25/24	1,618,745	1,660,290
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	10,059,016	10,330,176
19

	Principal Amount	Value
FNMA, Series 2015-C03, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	$3,555,203	$3,651,209
FNMA, Series 2015-C04, Class 1M2, VRN, 5.85%, (1-month LIBOR plus 5.70%), 4/25/28	5,541,132	5,760,834
FNMA, Series 2016-C01, Class 2M2, VRN, 7.10%, (1-month LIBOR plus 6.95%), 8/25/28	6,737,178	7,234,964
FNMA, Series 2016-C04, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 1/25/29	5,613,255	5,837,578
FNMA, Series 2016-C06, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 4/25/29	3,119,620	3,203,061
		120,680,850
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $243,418,518)		245,004,756
COLLATERALIZED LOAN OBLIGATIONS — 4.0%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class A1, VRN, 2.22%, (3-month LIBOR plus 1.95%), 1/20/32(3)	8,850,000	8,861,451
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.48%, (3-month LIBOR plus 1.20%), 1/15/29(3)	4,100,000	4,111,614
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.29%, (3-month LIBOR plus 1.02%), 4/20/31(3)	11,000,000	10,840,378
CBAM Ltd., Series 2019-9A, Class A, VRN, 1.56%, (3-month LIBOR plus 1.28%), 2/12/30(3)	7,900,000	7,918,676
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 1.24%, (3-month LIBOR plus 0.98%), 4/24/31(3)	4,600,000	4,576,724
CIFC Funding Ltd., Series 2015-4A, Class A1R, VRN, 1.42%, (3-month LIBOR plus 1.15%), 10/20/27(3)	5,000,000	4,994,896
Dryden 49 Senior Loan Fund, Series 2017-49A, Class A, VRN, 1.48%, (3-month LIBOR plus 1.21%), 7/18/30(3)	3,000,000	2,969,578
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1, VRN, 1.50%, (3-month LIBOR plus 1.22%), 7/15/30(3)	3,300,000	3,294,878
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 1.24%, (3-month LIBOR plus 0.97%), 4/18/31(3)	4,800,000	4,738,851
Elmwood CLO IV Ltd., Series 2020-1A, Class A, VRN, 2.42%, (3-month LIBOR plus 1.24%), 4/15/33(3)	13,100,000	13,103,906
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.39%, (3-month LIBOR plus 1.12%), 7/20/31(3)	6,500,000	6,459,616
Kayne CLO 6 Ltd., Series 2019-6A, Class A1, VRN, 1.65%, (3-month LIBOR plus 1.38%), 1/20/33(3)	8,000,000	8,041,482
KKR CLO 30 Ltd., Series 30A, Class A1, VRN, 1.74%, (3-month LIBOR plus 1.50%), 10/17/31(3)	9,750,000	9,750,016
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 7/20/31(3)	7,600,000	7,531,985
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.54%, (3-month LIBOR plus 1.26%), 1/15/33(3)	12,500,000	12,241,407
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.26%, (3-month LIBOR plus 0.98%), 4/15/31(3)	7,725,000	7,617,844
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 1.61%, (3-month LIBOR plus 1.33%), 10/15/32(3)	8,700,000	8,745,481
Parallel Ltd., Series 2020-1A, Class A1, VRN, 1.98%, (3-month LIBOR plus 1.83%), 7/20/31(3)	7,250,000	7,294,023
Rockford Tower CLO Ltd., Series 2019-2A, Class A, VRN, 1.58%, (3-month LIBOR plus 1.33%), 8/20/32(3)	4,100,000	4,112,838
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 4/18/31(3)	9,585,000	9,493,123
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 2.60%, (3-month LIBOR plus 1.29%), 4/18/33(3)	3,800,000	3,762,789
20

	Principal Amount	Value
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.34%, (3-month LIBOR plus 1.07%), 10/20/28(3)	$7,000,000	$6,989,795
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.21%, (3-month LIBOR plus 0.97%), 4/25/31(3)	5,000,000	4,935,659
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $162,307,625)		162,387,010
ASSET-BACKED SECURITIES — 2.8%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 0.97%, (1-month LIBOR plus 0.83%), 5/25/34	6,440,669	6,294,267
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	2,260,479	2,298,966
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(3)	4,000,000	4,029,523
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	4,865,051	5,182,863
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	10,183,929	10,288,424
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	1,854,206	1,894,971
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	709,117	710,974
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	700,590	704,163
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	1,338,483	1,342,882
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	4,046,975	4,132,556
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	6,348,574	6,588,118
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	2,286,405	2,331,378
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	6,267,373	6,333,391
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	9,989,555	10,303,145
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	7,000,000	7,231,861
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(3)	5,417,517	5,610,788
Progress Residential Trust, Series 2020-SFR1, Class D, 2.38%, 4/17/37(3)	3,000,000	3,023,026
Progress Residential Trust, Series 2020-SFR2, Class A SEQ, 2.08%, 6/17/37(3)	6,100,000	6,246,572
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	953,329	970,397
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(3)	284,166	284,804
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(3)	1,108,007	1,109,368
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	3,841,716	3,999,112
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	5,922,392	6,095,171
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	7,296,546	7,591,696
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	1,565,398	1,634,681
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	3,378,715	3,618,386
21

	Principal Amount	Value
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	$2,810,165	$2,829,081
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	1,017,443	1,034,400
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	1,309,779	1,357,232
TOTAL ASSET-BACKED SECURITIES (Cost $113,243,991)		115,072,196
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	2,205,000	3,408,224
California State University Rev., 2.98%, 11/1/51	4,000,000	4,199,160
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,250,000	1,928,838
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	2,955,000	3,891,587
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	2,475,000	2,629,836
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	2,335,000	2,429,568
Houston GO, 3.96%, 3/1/47	1,090,000	1,356,004
Los Angeles Community College District GO, 6.75%, 8/1/49	1,530,000	2,737,292
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,575,000	2,156,301
Los Angeles Unified School District GO, 5.75%, 7/1/34	500,000	698,775
Metropolitan Government of Nashville & Davidson County GO, 5.71%, 7/1/34	375,000	505,425
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,390,000	1,750,691
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	597,234
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	133,670
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,406,000	2,387,754
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,595,223
New York City GO, 5.97%, 3/1/36	500,000	712,470
New York City GO, 6.27%, 12/1/37	335,000	496,490
New York City Water & Sewer System Rev., 5.95%, 6/15/42	1,425,000	2,236,951
New York State Dormitory Authority Rev., 3.19%, 2/15/43	500,000	545,175
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	3,430,000	3,604,896
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	671,227
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	1,000,000	1,350,310
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	3,915,000	4,279,956
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,575,000	2,179,249
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	490,000	703,973
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	480,000	721,104
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	850,000	903,465
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,596,980
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,355,000	1,483,170
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	1,320,000	1,690,326
State of California GO, 4.60%, 4/1/38	2,165,000	2,580,225
State of California GO, 7.55%, 4/1/39	900,000	1,576,575
State of California GO, 7.30%, 10/1/39	1,735,000	2,852,496
State of California GO, 7.60%, 11/1/40	455,000	820,665
University of Texas System Rev., 5.00%, 8/15/40	2,180,000	3,253,737
TOTAL MUNICIPAL SECURITIES (Cost $60,701,173)		66,665,022
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FHLMC, 0.375%, 9/23/25	14,900,000	14,868,946
22

	Principal Amount/Shares	Value
FNMA, 0.50%, 6/17/25	$5,000,000	$5,019,246
FNMA, 6.625%, 11/15/30	6,500,000	9,988,414
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $28,391,640)		29,876,606
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	920,000	941,620
Chile Government International Bond, 3.625%, 10/30/42	650,000	749,125
		1,690,745
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	3,170,000	3,261,248
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	20,032
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,775,984
Panama Government International Bond, 6.70%, 1/26/36	200,000	291,109
		2,067,093
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,315,000	2,099,785
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	1,840,000	1,855,068
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,719,827
Philippine Government International Bond, 6.375%, 10/23/34	830,000	1,203,901
		6,778,796
Poland†
Republic of Poland Government International Bond, 5.125%, 4/21/21	450,000	461,817
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,114,900
Republic of Poland Government International Bond, 4.00%, 1/22/24	230,000	256,520
		1,833,237
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	950,019
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	405,025
		1,355,044
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,404,379)		19,105,980
PREFERRED STOCKS — 0.1%
Banks — 0.1%
JPMorgan Chase & Co., 4.60% (Cost $5,175,034)	5,527,000	5,423,369
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $25,567,075), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $25,070,478)		25,070,443
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $38,676,408), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $37,918,053)		37,918,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $62,988,443)		62,988,443
TOTAL INVESTMENT SECURITIES — 109.0% (Cost $4,325,374,870)		4,424,865,297
OTHER ASSETS AND LIABILITIES(5) — (9.0)%		(363,893,201)
TOTAL NET ASSETS — 100.0%		$4,060,972,096
23

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,633,064	HUF	491,960,627	UBS AG	12/16/20	$48,161
USD	2,098,353	MXN	44,635,816	Morgan Stanley	12/16/20	96,781
						$144,942

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	181	December 2020	$25,255,156	$(360)
U.S. Treasury 5-Year Notes	328	December 2020	41,338,250	(769)
U.S. Treasury Long Bonds	115	December 2020	20,272,344	(6,571)
U.S. Treasury Ultra Bonds	60	December 2020	13,308,750	(32,698)
			$100,174,500	$(40,398)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	899	December 2020	$143,769,766	$(463,861)

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$123,443,000	$1,661,210	$(8,156,193)	$(6,494,983)

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index At Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.77%	8/5/24	$25,500,000	$(543)	$(301,518)	$(302,061)

24

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†    Category is less than 0.05% of total net assets.
(1)The rate indicated is the yield to maturity at purchase.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,527,296.
(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $635,702,543, which represented 15.7% of total net assets. Of these securities, 0.1% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

25

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,325,374,870)	$4,424,865,297
Receivable for investments sold	180,821,665
Receivable for capital shares sold	936,819
Receivable for variation margin on futures contracts	215,278
Receivable for variation margin on swap agreements	7,154
Unrealized appreciation on forward foreign currency exchange contracts	144,942
Interest receivable	17,788,063
4,624,779,218

Liabilities
Disbursements in excess of demand deposit cash	249,428
Payable for investments purchased	559,361,905
Payable for capital shares redeemed	4,020,900
Payable for variation margin on swap agreements	174,889
563,807,122

Net Assets	$4,060,972,096

G Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	351,874,096

Net Asset Value Per Share	$11.54

Net Assets Consist of:
Capital paid in	$3,904,478,494
Distributable earnings	156,493,602
$4,060,972,096

See Notes to Financial Statements.

26

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $205)	$24,068,538

Expenses:
Management fees	4,400,172
Trustees' fees and expenses	91,804
Other expenses	9,848
4,501,824
Fees waived	(4,400,172)
101,652

Net investment income (loss)	23,966,886

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	31,565,357
Forward foreign currency exchange contract transactions	(168,603)
Futures contract transactions	805,645
Swap agreement transactions	12,733,452
44,935,851

Change in net unrealized appreciation (depreciation) on:
Investments	47,544,529
Forward foreign currency exchange contracts	(99,930)
Futures contracts	(1,700,942)
Swap agreements	(14,324,273)
31,419,384

Net realized and unrealized gain (loss)	76,355,235

Net Increase (Decrease) in Net Assets Resulting from Operations	$100,322,121

See Notes to Financial Statements.

27

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$23,966,886	$71,568,315
Net realized gain (loss)	44,935,851	95,255,331
Change in net unrealized appreciation (depreciation)	31,419,384	34,174,979
Net increase (decrease) in net assets resulting from operations	100,322,121	200,998,625

Distributions to Shareholders
From earnings	(25,147,037)	(75,070,089)

Capital Share Transactions
Proceeds from shares sold	2,019,049,391	346,486,144
Proceeds from reinvestment of distributions	25,147,037	75,070,089
Payments for shares redeemed	(106,011,156)	(1,071,028,000)
Net increase (decrease) in net assets from capital share transactions	1,938,185,272	(649,471,767)

Net increase (decrease) in net assets	2,013,360,356	(523,543,231)

Net Assets
Beginning of period	2,047,611,740	2,571,154,971
End of period	$4,060,972,096	$2,047,611,740

Transactions in Shares of the Fund
Sold	175,209,480	31,707,990
Issued in reinvestment of distributions	2,185,773	6,841,662
Redeemed	(9,206,716)	(96,903,497)
Net increase (decrease) in shares of the fund	168,188,537	(58,353,845)

See Notes to Financial Statements.

28

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

29

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

30

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 59% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.0000% to 0.0600%. The investment advisor agreed to waive the fund’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees. The effective annual management fee for the period ended September 30, 2020 was 0.34% before waiver and 0.00% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

31

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments and in kind transactions, for the period ended September 30, 2020 totaled $3,797,300,380, of which $2,833,415,554 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments and in kind transactions, for the period ended September 30, 2020 totaled $2,958,897,854, of which $2,110,898,932 represented U.S. Treasury and Government Agency obligations.

On August 28, 2020, the fund received investment securities and other financial instruments valued at $1,597,998,548 from a purchase in kind from other products managed by the fund's investment advisor. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

32

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,417,019,924	—
Corporate Bonds	—	1,268,895,196	—
U.S. Government Agency Mortgage-Backed Securities	—	1,032,426,795	—
Collateralized Mortgage Obligations	—	245,004,756	—
Collateralized Loan Obligations	—	162,387,010	—
Asset-Backed Securities	—	115,072,196	—
Municipal Securities	—	66,665,022	—
U.S. Government Agency Securities	—	29,876,606	—
Sovereign Governments and Agencies	—	19,105,980	—
Preferred Stocks	—	5,423,369	—
Temporary Cash Investments	—	62,988,443	—
	—	$4,424,865,297	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$144,942	—

Liabilities
Other Financial Instruments
Futures Contracts	$504,259	—	—
Swap Agreements	—	$6,797,044	—
	$504,259	$6,797,044	—

6. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $104,323,750.

33

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $3,646,751.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $75,347,271 futures contracts purchased and $66,755,063 futures contracts sold.
Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $28,833,333.

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Value of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$174,889
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$144,942	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	215,278	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	7,154	Payable for variation margin on swap agreements*	—
		$367,374		$174,889

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$12,414,025	Change in net unrealized appreciation (depreciation) on swap agreements	$(15,468,875)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(168,603)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(99,930)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	805,645	Change in net unrealized appreciation (depreciation) on futures contracts	(1,700,942)
Other Contracts	Net realized gain (loss) on swap agreement transactions	319,427	Change in net unrealized appreciation (depreciation) on swap agreements	1,144,602
		$13,370,494		$(16,125,145)

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,326,396,805
Gross tax appreciation of investments	$106,539,245
Gross tax depreciation of investments	(8,070,753)
Net tax appreciation (depreciation) of investments	$98,468,492

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$11.15	0.11	0.39	0.50	(0.11)	—	(0.11)	$11.54	4.52%	0.01%(4)	0.35%(4)	1.86%(4)	1.52%(4)	106%	$4,060,972
2020	$10.62	0.32	0.54	0.86	(0.33)	—	(0.33)	$11.15	8.18%	0.01%	0.35%	2.88%	2.54%	128%	$2,047,612
2019	$10.52	0.35	0.05	0.40	(0.30)	—	(0.30)	$10.62	3.93%	0.01%	0.35%	3.35%	3.01%	185%	$2,571,155
2018	$10.66	0.29	(0.14)	0.15	(0.29)	—	(0.29)	$10.52	1.36%	0.12%	0.36%	2.66%	2.42%	186%	$3,034,520
2017	$10.85	0.22	(0.16)	0.06	(0.24)	(0.01)	(0.25)	$10.66	0.59%	0.40%	0.40%	2.07%	2.07%	139%	$2,731,236
2016	$11.03	0.21	(0.04)	0.17	(0.23)	(0.12)	(0.35)	$10.85	1.57%	0.40%	0.40%	1.96%	1.96%	207%	$2,406,977

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
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renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.
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Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to
40

minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

43

Notes
44

Notes
45

Notes

46

Notes

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90826 2011

Semiannual Report

September 30, 2020

NT High Income Fund
Investor Class (AHGVX)
G Class (AHGNX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2020
Types of Investments in Portfolio	% of net assets
Corporate Bonds	92.2%
Preferred Stocks	2.4%
Bank Loan Obligations	1.6%
Common Stocks	0.3%
Convertible Bonds	0.1%
Escrow Interests	—*
Warrants	—*
Temporary Cash Investments	1.7%
Other Assets and Liabilities	1.7%
*Category is less than 0.05% of total net assets.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,159.80	$4.22	0.78%
G Class	$1,000	$1,164.30	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,021.16	$3.95	0.78%
G Class	$1,000	$1,025.07	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
3

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 92.2%
Aerospace and Defense — 3.0%
Bombardier, Inc., 8.75%, 12/1/21(1)	$175,000	$177,552
Bombardier, Inc., 6.00%, 10/15/22(1)	1,475,000	1,369,906
Bombardier, Inc., 6.125%, 1/15/23(1)	400,000	342,400
Bombardier, Inc., 7.50%, 12/1/24(1)	1,450,000	1,116,500
Bombardier, Inc., 7.50%, 3/15/25(1)	676,000	508,690
Bombardier, Inc., 7.875%, 4/15/27(1)	1,775,000	1,348,947
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	1,400,000	1,190,000
Howmet Aerospace, Inc., 5.125%, 10/1/24	1,925,000	2,030,875
Howmet Aerospace, Inc., 6.875%, 5/1/25	125,000	138,281
Howmet Aerospace, Inc., 5.90%, 2/1/27	125,000	135,063
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,975,000	2,122,809
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)(2)	400,000	402,500
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	875,000	887,582
TransDigm UK Holdings plc, 6.875%, 5/15/26	600,000	604,815
TransDigm, Inc., 6.50%, 7/15/24	775,000	774,953
TransDigm, Inc., 6.50%, 5/15/25	1,450,000	1,448,187
TransDigm, Inc., 8.00%, 12/15/25(1)	750,000	816,375
TransDigm, Inc., 6.25%, 3/15/26(1)	3,200,000	3,359,376
TransDigm, Inc., 6.375%, 6/15/26	2,000,000	2,012,500
TransDigm, Inc., 7.50%, 3/15/27	1,200,000	1,248,000
TransDigm, Inc., 5.50%, 11/15/27	6,575,000	6,331,396
Triumph Group, Inc., 5.25%, 6/1/22	175,000	143,938
Triumph Group, Inc., 8.875%, 6/1/24(1)	375,000	400,313
Triumph Group, Inc., 6.25%, 9/15/24(1)	275,000	234,581
Triumph Group, Inc., 7.75%, 8/15/25	375,000	241,875
		29,387,414
Air Freight and Logistics — 0.6%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	375,000	379,631
Western Global Airlines LLC, 10.375%, 8/15/25(1)	875,000	896,875
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,624,000	1,631,673
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,100,000	1,124,805
XPO Logistics, Inc., 6.75%, 8/15/24(1)	475,000	504,011
XPO Logistics, Inc., 6.25%, 5/1/25(1)	1,775,000	1,893,703
		6,430,698
Airlines — 1.0%
Air Canada, 7.75%, 4/15/21(1)	1,375,000	1,381,016
American Airlines Group, Inc., 5.00%, 6/1/22(1)	1,600,000	1,092,000
American Airlines, Inc., 11.75%, 7/15/25(1)	1,925,000	1,860,984
Delta Air Lines, Inc., 3.40%, 4/19/21	450,000	448,353
Delta Air Lines, Inc., 3.625%, 3/15/22	600,000	590,282
Delta Air Lines, Inc., 3.80%, 4/19/23	550,000	532,408
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	600,000	659,601
Delta Air Lines, Inc., 7.375%, 1/15/26	400,000	419,884
Delta Air Lines, Inc., 3.75%, 10/28/29	25,000	21,368
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	600,000	616,269
4

	Principal Amount/Shares	Value
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	$100,000	$103,898
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	725,000	769,058
United Airlines Holdings, Inc., 6.00%, 12/1/20	350,000	352,144
United Airlines Holdings, Inc., 4.25%, 10/1/22	250,000	231,563
United Airlines Holdings, Inc., 5.00%, 2/1/24	1,370,000	1,201,319
Virgin Australia Holdings Ltd., 8.125%, 11/15/24(1)(3)(6)	275,000	27,500
		10,307,647
Auto Components — 1.2%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	625,000	596,484
Adient US LLC, 9.00%, 4/15/25(1)	1,200,000	1,325,250
Clarios Global LP, 6.75%, 5/15/25(1)	675,000	711,497
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	3,425,000	3,559,089
Dana, Inc., 5.625%, 6/15/28	300,000	310,241
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	550,000	562,375
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	3,500,000	3,804,167
Tenneco, Inc., 5.375%, 12/15/24	176,000	135,523
Tenneco, Inc., 5.00%, 7/15/26	1,300,000	966,102
		11,970,728
Automobiles — 2.3%
Ford Motor Co., 8.50%, 4/21/23	2,275,000	2,483,379
Ford Motor Co., 9.00%, 4/22/25	3,275,000	3,759,029
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	600,000	606,222
Ford Motor Credit Co. LLC, 3.34%, 3/18/21	600,000	601,080
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,200,000	1,224,750
Ford Motor Credit Co. LLC, 3.22%, 1/9/22	200,000	200,490
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	600,000	606,732
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	600,000	592,125
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	1,000,000	1,014,900
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	975,000	1,006,688
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	800,000	793,832
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	600,000	598,428
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	400,000	393,190
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	600,000	572,616
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	3,600,000	3,703,500
Mclaren Finance plc, 5.75%, 8/1/22(1)	400,000	363,000
Tesla, Inc., 5.30%, 8/15/25(1)	2,734,000	2,833,107
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,225,000	1,291,609
		22,644,677
Banks — 0.2%
CIT Group, Inc., 4.125%, 3/9/21	475,000	476,081
CIT Group, Inc., 5.00%, 8/15/22	231,000	238,551
CIT Group, Inc., 5.00%, 8/1/23	1,045,000	1,086,147
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	600,000	612,473
		2,413,252
Building Products — 1.1%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	375,000	393,210
BMC East LLC, 5.50%, 10/1/24(1)	1,290,000	1,327,894
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	1,202,000	1,289,145
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	500,000	518,438
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	700,000	709,187
Griffon Corp., 5.75%, 3/1/28	1,425,000	1,490,878
5

	Principal Amount/Shares	Value
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	$600,000	$642,000
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	450,000	453,890
Masonite International Corp., 5.75%, 9/15/26(1)	400,000	418,424
Masonite International Corp., 5.375%, 2/1/28(1)	150,000	160,484
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)(3)(6)	350,000	129,500
Patrick Industries, Inc., 7.50%, 10/15/27(1)	1,300,000	1,413,750
PGT Innovations, Inc., 6.75%, 8/1/26(1)	725,000	774,706
Standard Industries, Inc., 5.00%, 2/15/27(1)	325,000	338,944
Standard Industries, Inc., 3.375%, 1/15/31(1)	475,000	469,713
		10,530,163
Capital Markets — 1.3%
AG Issuer LLC, 6.25%, 3/1/28(1)	925,000	922,687
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	325,000	342,435
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	645,000	653,253
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	2,705,000	2,743,046
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,425,000	1,468,562
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	2,475,000	2,585,979
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,950,000	2,037,604
LPL Holdings, Inc., 4.625%, 11/15/27(1)	350,000	354,594
NFP Corp., 7.00%, 5/15/25(1)	300,000	319,312
NFP Corp., 6.875%, 8/15/28(1)	1,625,000	1,644,662
		13,072,134
Chemicals — 2.2%
Atotech Alpha 2 BV, 8.75% Cash or 9.50% PIK, 6/1/23(1)(4)	600,000	606,687
Avient Corp., 5.75%, 5/15/25(1)	800,000	849,000
Blue Cube Spinco LLC, 10.00%, 10/15/25	200,000	211,875
Chemours Co. (The), 7.00%, 5/15/25	125,000	125,750
Chemours Co. (The), 5.375%, 5/15/27	25,000	24,938
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	750,000	659,527
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	700,000	657,562
FXI Holdings, Inc., 7.875%, 11/1/24(1)	300,000	285,750
FXI Holdings, Inc., 12.25%, 11/15/26(1)	2,365,000	2,528,693
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	300,000	322,125
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	185,000	187,465
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	1,025,000	1,093,547
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 4/15/25(1)	550,000	562,031
Methanex Corp., 5.125%, 10/15/27	400,000	398,500
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	575,000	596,442
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	97,761
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,350,000	1,272,375
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	475,000	486,238
OCI NV, 6.625%, 4/15/23(1)	1,000,000	1,035,250
OCI NV, 5.25%, 11/1/24(1)	800,000	827,860
OCI NV, 4.625%, 10/15/25(1)(2)	600,000	600,937
Olin Corp., 9.50%, 6/1/25(1)	1,075,000	1,254,364
Olin Corp., 5.625%, 8/1/29	550,000	542,435
Olin Corp., 5.00%, 2/1/30	500,000	471,158
6

	Principal Amount/Shares	Value
SPCM SA, 4.875%, 9/15/25(1)	$700,000	$726,663
TPC Group, Inc., 10.50%, 8/1/24(1)	1,150,000	968,277
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	1,500,000	1,496,250
Tronox Finance plc, 5.75%, 10/1/25(1)	950,000	939,213
Tronox, Inc., 6.50%, 4/15/26(1)	650,000	651,219
WR Grace & Co-Conn, 4.875%, 6/15/27(1)	950,000	982,846
		21,462,738
Commercial Services and Supplies — 1.6%
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	800,000	792,000
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,225,000	2,372,406
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	2,400,000	2,611,824
Brink's Co. (The), 5.50%, 7/15/25(1)	375,000	391,172
Cimpress plc, 7.00%, 6/15/26(1)	300,000	285,318
Clean Harbors, Inc., 4.875%, 7/15/27(1)	375,000	389,696
Clean Harbors, Inc., 5.125%, 7/15/29(1)	100,000	108,781
Covanta Holding Corp., 5.00%, 9/1/30	650,000	656,857
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	604,500
IAA, Inc., 5.50%, 6/15/27(1)	625,000	651,953
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	900,000	901,107
Matthews International Corp., 5.25%, 12/1/25(1)	550,000	521,755
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	1,925,000	1,564,062
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(1)	174,000	174,490
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	242,000	242,847
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/1/28(1)	575,000	592,250
Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/1/30(1)	375,000	388,828
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	350,000	367,281
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	900,000	866,812
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	350,000	354,869
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	570,000	587,813
TMS International Holding Corp., 7.25%, 8/15/25(1)	700,000	657,125
		16,083,746
Communications Equipment — 0.7%
Avaya, Inc., 6.125%, 9/15/28(1)	500,000	512,500
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,661,000	1,685,749
CommScope Technologies LLC, 5.00%, 3/15/27(1)	735,000	706,978
CommScope, Inc., 5.50%, 3/1/24(1)	775,000	797,425
CommScope, Inc., 6.00%, 3/1/26(1)	275,000	287,022
CommScope, Inc., 8.25%, 3/1/27(1)	575,000	598,722
CommScope, Inc., 7.125%, 7/1/28(1)	725,000	745,894
Nokia of America Corp., 6.45%, 3/15/29	606,000	657,510
ViaSat, Inc., 5.625%, 4/15/27(1)	575,000	592,609
		6,584,409
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,525,000	1,444,937
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	950,000	980,281
7

	Principal Amount/Shares	Value
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	$475,000	$515,375
Pike Corp., 5.50%, 9/1/28(1)	700,000	706,521
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	1,150,000	1,164,375
		4,811,489
Construction Materials — 0.6%
Cemex SAB de CV, 7.375%, 6/5/27(1)	800,000	865,516
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,800,000	1,824,750
Cemex SAB de CV, 5.20%, 9/17/30(1)	600,000	603,690
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	175,000	178,044
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	550,000	587,708
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	775,000	808,422
US Concrete, Inc., 6.375%, 6/1/24	633,000	653,968
US Concrete, Inc., 5.125%, 3/1/29(1)	575,000	578,235
		6,100,333
Consumer Finance — 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	975,000	1,053,872
Ally Financial, Inc., 3.875%, 5/21/24	575,000	613,392
Ally Financial, Inc., 8.00%, 11/1/31	1,450,000	1,989,468
Avolon Holdings Funding Ltd., 3.625%, 5/1/22(1)	75,000	73,733
Credit Acceptance Corp., 5.125%, 12/31/24(1)	225,000	223,972
Credit Acceptance Corp., 6.625%, 3/15/26	175,000	181,453
FirstCash, Inc., 4.625%, 9/1/28(1)	875,000	896,328
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(5)	2,642,437	1,483,068
Navient Corp., 5.00%, 10/26/20	1,005,000	1,006,447
Navient Corp., 5.875%, 3/25/21	150,000	151,360
Navient Corp., 5.50%, 1/25/23	280,000	283,440
Navient Corp., 7.25%, 9/25/23	1,400,000	1,451,625
Navient Corp., 5.875%, 10/25/24	880,000	877,254
Navient Corp., 6.75%, 6/25/25	3,550,000	3,598,813
Navient Corp., 6.75%, 6/15/26	900,000	901,688
Navient Corp., 5.00%, 3/15/27	200,000	188,082
Navient Corp., MTN, 6.125%, 3/25/24	560,000	567,344
OneMain Finance Corp., 7.75%, 10/1/21	75,000	78,615
OneMain Finance Corp., 6.125%, 5/15/22	100,000	104,000
OneMain Finance Corp., 6.875%, 3/15/25	1,450,000	1,611,748
OneMain Finance Corp., 8.875%, 6/1/25	575,000	637,876
OneMain Finance Corp., 7.125%, 3/15/26	2,400,000	2,684,292
OneMain Finance Corp., 6.625%, 1/15/28	1,315,000	1,461,609
OneMain Finance Corp., 5.375%, 11/15/29	350,000	364,875
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	650,000	647,334
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	1,425,000	1,431,296
		24,562,984
Containers and Packaging — 2.0%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(4)	2,800,000	2,788,940
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,525,000	1,555,500
Berry Global, Inc., 4.875%, 7/15/26(1)	800,000	839,836
8

	Principal Amount/Shares	Value
Cascades, Inc. / Cascades USA, Inc., 5.125%, 1/15/26(1)	$175,000	$183,894
Cascades, Inc. / Cascades USA, Inc., 5.375%, 1/15/28(1)	625,000	658,203
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	650,000	651,625
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	750,000	759,375
Graham Packaging Co., Inc., 7.125%, 8/15/28(1)	200,000	208,625
Graphic Packaging International LLC, 3.50%, 3/1/29(1)	275,000	277,234
Greif, Inc., 6.50%, 3/1/27(1)	944,000	979,735
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	675,000	685,750
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	415,000	417,075
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	3,200,000	3,016,000
OI European Group BV, 4.00%, 3/15/23(1)	408,000	415,607
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	720,000	757,800
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	25,000	27,328
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	275,000	298,375
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	350,000	350,656
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	54,000	54,702
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	1,698,000	1,728,564
Sealed Air Corp., 4.00%, 12/1/27(1)	275,000	288,008
Silgan Holdings, Inc., 4.125%, 2/1/28	375,000	383,438
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	700,000	744,835
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	325,000	321,310
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	1,000,000	1,037,975
Trivium Packaging Finance BV, 8.50%, 8/15/27(1)	200,000	216,000
		19,646,390
Distributors — 0.3%
Performance Food Group, Inc., 5.50%, 6/1/24(1)	1,375,000	1,378,437
Performance Food Group, Inc., 5.50%, 10/15/27(1)	475,000	490,119
Resideo Funding, Inc., 6.125%, 11/1/26(1)	75,000	74,063
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	1,225,000	1,259,227
		3,201,846
Diversified Consumer Services — 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	550,000	545,875
Graham Holdings Co., 5.75%, 6/1/26(1)	1,075,000	1,135,264
Sotheby's, 7.375%, 10/15/27(1)	600,000	601,014
		2,282,153
Diversified Financial Services — 0.9%
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	275,000	276,002
Fairstone Financial, Inc., 7.875%, 7/15/24(1)	1,025,000	1,053,720
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	200,000	207,250
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	800,000	816,000
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	1,250,000	1,285,937
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	850,000	831,738
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	725,000	775,297
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	725,000	795,688
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	900,000	992,201
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	450,000	455,175
Verscend Escrow Corp., 9.75%, 8/15/26(1)	775,000	844,587
9

	Principal Amount/Shares	Value
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	$775,000	$729,043
		9,062,638
Diversified Telecommunication Services — 4.4%
Altice France Holding SA, 10.50%, 5/15/27(1)	2,000,000	2,226,250
Altice France Holding SA, 6.00%, 2/15/28(1)	2,425,000	2,317,439
Altice France SA, 7.375%, 5/1/26(1)	3,250,000	3,409,087
Altice France SA, 8.125%, 2/1/27(1)	2,000,000	2,181,710
Altice France SA, 5.50%, 1/15/28(1)	800,000	811,000
Altice France SA, 5.125%, 1/15/29(1)	400,000	399,870
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	400,000	400,750
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	400,000	407,190
CenturyLink, Inc., 6.45%, 6/15/21	325,000	333,856
CenturyLink, Inc., 5.80%, 3/15/22	400,000	414,750
CenturyLink, Inc., 6.75%, 12/1/23	725,000	796,594
CenturyLink, Inc., 7.50%, 4/1/24	775,000	868,659
CenturyLink, Inc., 5.125%, 12/15/26(1)	950,000	977,403
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,600,000	1,607,520
Consolidated Communications, Inc., 6.50%, 10/1/28(1)(2)	550,000	562,375
Embarq Corp., 8.00%, 6/1/36	2,165,000	2,567,549
Frontier Communications Corp., 10.50%, 9/15/22(3)(6)	5,400,000	2,273,481
Frontier Communications Corp., 8.50%, 4/1/26(1)(3)	575,000	580,750
Frontier Communications Corp., 8.00%, 4/1/27(1)(3)	325,000	324,391
Hughes Satellite Systems Corp., 5.25%, 8/1/26	1,250,000	1,333,400
Hughes Satellite Systems Corp., 6.625%, 8/1/26	425,000	461,448
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)(3)	75,000	76,249
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)(3)(6)	1,550,000	1,003,470
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(3)(6)	2,275,000	1,493,765
Intelsat Luxembourg SA, 7.75%, 6/1/21(3)(6)	75,000	3,563
Intelsat Luxembourg SA, 8.125%, 6/1/23(3)(6)	600,000	30,000
Level 3 Financing, Inc., 5.375%, 5/1/25	600,000	619,200
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	1,225,000	1,244,992
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	575,000	598,486
QualityTech LP / QTS Finance Corp., 3.875%, 10/1/28(1)(2)	375,000	377,017
Sprint Capital Corp., 6.875%, 11/15/28	275,000	342,983
Sprint Capital Corp., 8.75%, 3/15/32	4,875,000	7,140,949
Switch Ltd., 3.75%, 9/15/28(1)	575,000	582,187
Telecom Italia Capital SA, 6.00%, 9/30/34	1,810,000	2,106,279
Telecom Italia Capital SA, 7.20%, 7/18/36	225,000	284,479
Telecom Italia SpA, 5.30%, 5/30/24(1)	175,000	190,299
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	775,000	780,561
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	875,000	882,525
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(1)	650,000	640,250
Windstream Services LLC / Windstream Finance Corp., 10.50%, 6/30/24(1)(3)(6)	475,000	9,500
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	75,000	77,425
		43,739,651
Electric Utilities — 1.0%
Drax Finco plc, 6.625%, 11/1/25(1)	1,150,000	1,198,875
MTS Systems Corp., 5.75%, 8/15/27(1)	475,000	469,217
10

	Principal Amount/Shares	Value
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	$550,000	$574,063
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,425,000	1,477,547
NRG Energy, Inc., 7.25%, 5/15/26	620,000	661,010
NRG Energy, Inc., 6.625%, 1/15/27	125,000	132,370
PG&E Corp., 5.00%, 7/1/28	900,000	874,192
PG&E Corp., 5.25%, 7/1/30	750,000	726,563
Talen Energy Supply LLC, 6.50%, 6/1/25	75,000	49,305
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	1,300,000	991,776
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	225,000	224,620
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	475,000	461,550
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	280,000	292,600
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,475,000	1,550,594
		9,684,282
Electrical Equipment — 0.2%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	1,250,000	1,363,281
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	675,000	740,529
		2,103,810
Electronic Equipment, Instruments and Components — 0.1%
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	425,000	423,406
TTM Technologies, Inc., 5.625%, 10/1/25(1)	575,000	588,596
		1,012,002
Energy Equipment and Services — 1.2%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	525,000	505,423
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	950,000	897,750
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	200,000	41,500
ChampionX Corp., 6.375%, 5/1/26	925,000	886,844
Diamond Offshore Drilling, Inc., 3.45%, 11/1/23(3)(6)	250,000	24,714
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25(3)(6)	850,000	80,962
Diamond Offshore Drilling, Inc., 5.70%, 10/15/39(3)(6)	400,000	37,282
Diamond Offshore Drilling, Inc., 4.875%, 11/1/43(3)(6)	75,000	7,219
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,475,000	565,095
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	525,000	450,132
FTS International, Inc., 6.25%, 5/1/22(3)	1,655,000	570,975
Nabors Industries Ltd., 7.25%, 1/15/26(1)	650,000	322,562
Nabors Industries Ltd., 7.50%, 1/15/28(1)	800,000	387,500
Nabors Industries, Inc., 5.75%, 2/1/25	2,350,000	801,691
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	425,000	129,228
Noble Holding International Ltd., 7.875%, 2/1/26(1)(3)(6)	1,075,000	263,375
Precision Drilling Corp., 5.25%, 11/15/24	975,000	656,297
Precision Drilling Corp., 7.125%, 1/15/26(1)	650,000	420,381
SESI LLC, 7.125%, 12/15/21(1)	1,200,000	306,000
SESI LLC, 7.75%, 9/15/24	350,000	87,500
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	1,550,000	620,000
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	975,000	633,750
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	292,500	263,250
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	500,000	402,500
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	550,000	376,750
Transocean, Inc., 11.50%, 1/30/27(1)	890,000	359,337
Transocean, Inc., 8.00%, 2/1/27(1)	1,675,000	477,375
11

	Principal Amount/Shares	Value
Transocean, Inc., 7.50%, 4/15/31	$938,000	$131,320
Transocean, Inc., 6.80%, 3/15/38	513,000	70,538
Transocean, Inc., 9.35%, 12/15/41	250,000	34,375
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	850,000	844,156
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	650,000	645,651
		12,301,432
Entertainment — 0.8%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	950,000	918,978
AMC Entertainment Holdings, Inc., 10.50%, 4/24/26(1)	104,000	75,400
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)(5)	1,473,000	419,805
Cinemark USA, Inc., 5.125%, 12/15/22	754,000	672,474
Cinemark USA, Inc., 4.875%, 6/1/23	575,000	492,703
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24(1)	925,000	918,631
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	500,000	493,073
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	1,025,000	991,687
Netflix, Inc., 5.875%, 11/15/28	425,000	507,871
Netflix, Inc., 6.375%, 5/15/29	1,225,000	1,508,281
Netflix, Inc., 5.375%, 11/15/29(1)	450,000	530,955
WMG Acquisition Corp., 3.00%, 2/15/31(1)	550,000	536,112
		8,065,970
Equity Real Estate Investment Trusts (REITs) — 2.2%
Diversified Healthcare Trust, 9.75%, 6/15/25	1,500,000	1,680,240
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	650,000	657,459
ESH Hospitality, Inc., 4.625%, 10/1/27(1)	900,000	884,268
FelCor Lodging LP, 6.00%, 6/1/25	1,805,000	1,784,504
GEO Group, Inc. (The), 5.875%, 10/15/24	75,000	57,609
GEO Group, Inc. (The), 6.00%, 4/15/26	75,000	53,862
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	150,000	160,961
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	175,000	190,456
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	5,000	5,551
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(1)	775,000	809,139
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	275,000	277,063
Iron Mountain, Inc., 5.00%, 7/15/28(1)	300,000	307,872
Iron Mountain, Inc., 4.875%, 9/15/29(1)	750,000	763,875
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,525,000	1,592,672
Iron Mountain, Inc., 4.50%, 2/15/31(1)	1,275,000	1,284,422
Iron Mountain, Inc., 5.625%, 7/15/32(1)	75,000	79,302
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	550,000	561,550
MPT Operating Partnership LP / MPT Finance Corp., 5.50%, 5/1/24	525,000	532,384
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	1,375,000	1,467,537
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	1,025,000	1,030,125
SBA Communications Corp., 4.00%, 10/1/22	125,000	126,172
Service Properties Trust, 5.00%, 8/15/22	625,000	624,362
Service Properties Trust, 4.35%, 10/1/24	1,650,000	1,496,047
Service Properties Trust, 7.50%, 9/15/25	475,000	505,918
Service Properties Trust, 5.25%, 2/15/26	375,000	346,568
12

	Principal Amount/Shares	Value
Service Properties Trust, 4.95%, 2/15/27	$350,000	$312,375
Service Properties Trust, 4.95%, 10/1/29	75,000	64,453
Service Properties Trust, 4.375%, 2/15/30	200,000	166,500
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,845,000	1,787,805
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	350,000	371,437
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	60,000	60,450
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	300,000	301,868
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	375,000	369,375
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	375,000	369,844
XHR LP, 6.375%, 8/15/25(1)	775,000	776,453
		21,860,478
Food and Staples Retailing — 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	700,000	712,425
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	20,000	20,704
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	1,025,000	1,049,851
Rite Aid Corp., 7.50%, 7/1/25(1)	415,000	409,512
Rite Aid Corp., 8.00%, 11/15/26(1)	988,000	989,852
		3,182,344
Food Products — 2.9%
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	1,225,000	1,270,184
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	1,325,000	1,372,720
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	425,000	447,047
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	1,275,000	1,370,625
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	225,000	231,540
JBS Investments II GmbH, 7.00%, 1/15/26(1)	600,000	641,478
JBS Investments II GmbH, 5.75%, 1/15/28(1)	600,000	626,250
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	83,000	84,720
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,760,000	1,818,608
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,275,000	1,391,344
Kraft Heinz Foods Co., 5.00%, 7/15/35	1,350,000	1,556,443
Kraft Heinz Foods Co., 6.875%, 1/26/39	500,000	670,288
Kraft Heinz Foods Co., 6.50%, 2/9/40	1,375,000	1,749,630
Kraft Heinz Foods Co., 5.00%, 6/4/42	625,000	684,531
Kraft Heinz Foods Co., 5.20%, 7/15/45	1,750,000	1,915,126
Kraft Heinz Foods Co., 4.375%, 6/1/46	3,825,000	3,938,482
Kraft Heinz Foods Co., 4.875%, 10/1/49(1)	2,150,000	2,271,510
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	1,780,000	1,815,600
Post Holdings, Inc., 5.00%, 8/15/26(1)	194,000	199,187
Post Holdings, Inc., 5.75%, 3/1/27(1)	2,575,000	2,714,217
Post Holdings, Inc., 5.625%, 1/15/28(1)	325,000	344,805
US Foods, Inc., 5.875%, 6/15/24(1)	1,050,000	1,059,502
US Foods, Inc., 6.25%, 4/15/25(1)	300,000	318,026
		28,491,863
13

	Principal Amount/Shares	Value
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	$1,195,000	$1,311,996
Health Care Equipment and Supplies — 0.2%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	725,000	737,234
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28(1)	1,025,000	1,067,922
Varex Imaging Corp., 7.875%, 10/15/27(1)	200,000	207,500
		2,012,656
Health Care Providers and Services — 3.4%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	725,000	747,031
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)(2)	600,000	606,750
Air Methods Corp., 8.00%, 5/15/25(1)	1,650,000	1,301,264
Centene Corp., 4.75%, 5/15/22	1,075,000	1,088,975
Centene Corp., 4.75%, 1/15/25	1,850,000	1,903,742
Centene Corp., 5.375%, 6/1/26(1)	300,000	317,016
Centene Corp., 4.25%, 12/15/27	1,700,000	1,782,866
Centene Corp., 3.00%, 10/15/30(2)	975,000	994,500
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	1,094,000	977,079
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	200,000	195,750
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	975,000	971,953
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	1,183,000	866,548
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	1,525,000	1,478,945
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	1,700,000	1,670,909
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	242,000	237,160
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	817,000	387,564
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	1,290,000	1,004,452
DaVita, Inc., 4.625%, 6/1/30(1)	450,000	462,161
DaVita, Inc., 3.75%, 2/15/31(1)	325,000	313,966
Encompass Health Corp., 4.75%, 2/1/30	400,000	406,492
Encompass Health Corp., 4.625%, 4/1/31(2)	550,000	561,688
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,225,000	567,861
HCA, Inc., 7.69%, 6/15/25	770,000	907,557
IQVIA, Inc., 5.00%, 5/15/27(1)	575,000	604,058
LifePoint Health, Inc., 6.75%, 4/15/25(1)	675,000	712,125
LifePoint Health, Inc., 4.375%, 2/15/27(1)	225,000	225,844
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(4)	1,200,000	1,222,500
Select Medical Corp., 6.25%, 8/15/26(1)	600,000	624,924
Tenet Healthcare Corp., 8.125%, 4/1/22	465,000	517,266
Tenet Healthcare Corp., 6.75%, 6/15/23	650,000	683,150
Tenet Healthcare Corp., 4.625%, 7/15/24	931,000	934,258
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	575,000	580,210
Tenet Healthcare Corp., 5.125%, 5/1/25	900,000	902,025
Tenet Healthcare Corp., 7.00%, 8/1/25	725,000	747,602
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	600,000	609,744
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	200,000	206,721
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	300,000	309,330
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	575,000	580,923
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	2,975,000	2,902,484
Tenet Healthcare Corp., 6.875%, 11/15/31	500,000	491,780
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	700,000	715,603
		33,322,776
14

	Principal Amount/Shares	Value
Hotels, Restaurants and Leisure — 8.6%
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	$450,000	$458,753
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	1,733,000	1,779,886
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	75,000	76,612
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)(2)	650,000	656,636
Aramark Services, Inc., 5.00%, 4/1/25(1)	320,000	325,408
Aramark Services, Inc., 6.375%, 5/1/25(1)	475,000	495,389
Arrow Bidco LLC, 9.50%, 3/15/24(1)	275,000	229,252
Boyd Gaming Corp., 8.625%, 6/1/25(1)	400,000	439,012
Boyd Gaming Corp., 6.375%, 4/1/26	2,040,000	2,126,863
Boyd Gaming Corp., 6.00%, 8/15/26	2,250,000	2,328,322
Boyne USA, Inc., 7.25%, 5/1/25(1)	646,000	677,425
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	975,000	1,017,661
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	2,550,000	2,706,328
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	125,000	129,063
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	1,600,000	1,550,104
Carlson Travel, Inc., 9.50% Cash plus 2.00% PIK, 12/15/26(1)	1,000,000	612,410
Carnival Corp., 3.95%, 10/15/20	300,000	300,000
Carnival Corp., 11.50%, 4/1/23(1)	2,375,000	2,665,783
Carnival Corp., 10.50%, 2/1/26(1)	1,425,000	1,580,859
Carnival Corp., 9.875%, 8/1/27(1)	1,025,000	1,085,977
Carnival Corp., 6.65%, 1/15/28	275,000	231,265
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	75,000	71,954
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	550,000	565,813
Churchill Downs, Inc., 5.50%, 4/1/27(1)	725,000	758,433
Churchill Downs, Inc., 4.75%, 1/15/28(1)	575,000	579,206
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	850,000	785,098
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	1,825,000	2,041,527
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,555,000	1,319,643
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	1,275,000	1,262,843
Golden Nugget, Inc., 6.75%, 10/15/24(1)	4,200,000	3,512,250
Golden Nugget, Inc., 8.75%, 10/1/25(1)	3,825,000	3,024,141
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	575,000	597,874
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	1,825,000	1,879,403
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	575,000	609,141
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	75,000	75,648
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(4)	434,909	410,989
IRB Holding Corp., 7.00%, 6/15/25(1)	700,000	747,617
IRB Holding Corp., 6.75%, 2/15/26(1)	650,000	651,219
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	875,000	857,041
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	1,175,000	1,236,341
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	4,562,000	4,396,148
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(1)	250,000	261,945
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28	275,000	261,542
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26	400,000	411,376
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	1,000,000	1,015,311
15

	Principal Amount/Shares	Value
Melco Resorts Finance Ltd., 5.625%, 7/17/27(1)	$800,000	$831,778
Melco Resorts Finance Ltd., 5.75%, 7/21/28(1)	600,000	611,875
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	800,000	796,719
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	1,600,000	1,529,696
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	600,000	619,863
MGM Resorts International, 7.75%, 3/15/22	1,305,000	1,377,982
MGM Resorts International, 6.00%, 3/15/23	3,035,000	3,154,215
MGM Resorts International, 6.75%, 5/1/25	550,000	577,283
MGM Resorts International, 5.50%, 4/15/27	158,000	165,332
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	2,900,000	2,720,562
Motion Bondco DAC, 6.625%, 11/15/27(1)	400,000	348,268
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	750,000	765,000
NCL Corp. Ltd., 12.25%, 5/15/24(1)	300,000	336,375
NCL Corp. Ltd., 3.625%, 12/15/24(1)	150,000	105,281
NCL Corp. Ltd., 10.25%, 2/1/26(1)	800,000	836,000
Powdr Corp., 6.00%, 8/1/25(1)	200,000	205,250
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,050,000	938,931
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	700,000	742,875
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	1,100,000	1,279,157
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	125,000	92,085
Scientific Games International, Inc., 7.00%, 5/15/28(1)	1,700,000	1,707,034
Scientific Games International, Inc., 7.25%, 11/15/29(1)	550,000	559,180
SeaWorld Parks & Entertainment, Inc., 9.50%, 8/1/25(1)	1,650,000	1,707,717
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/1/27(1)	350,000	336,770
Studio City Finance Ltd., 6.00%, 7/15/25(1)	800,000	821,840
Studio City Finance Ltd., 6.50%, 1/15/28(1)	325,000	341,250
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27(1)	300,000	299,400
Viking Cruises Ltd., 6.25%, 5/15/25(1)	875,000	690,064
Viking Cruises Ltd., 13.00%, 5/15/25(1)	1,125,000	1,305,000
Viking Cruises Ltd., 5.875%, 9/15/27(1)	1,150,000	896,281
VOC Escrow Ltd., 5.00%, 2/15/28(1)	150,000	133,153
Wyndham Destinations, Inc., 6.625%, 7/31/26(1)	1,325,000	1,390,568
Wyndham Destinations, Inc., 4.625%, 3/1/30(1)	375,000	362,520
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	1,875,000	1,803,516
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,525,000	2,371,922
Wynn Macau Ltd., 5.50%, 1/15/26(1)	1,000,000	987,375
Wynn Macau Ltd., 5.50%, 10/1/27(1)	600,000	583,500
Wynn Macau Ltd., 5.625%, 8/26/28(1)	1,075,000	1,045,437
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(1)	975,000	1,033,792
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	250,000	242,813
		85,459,170
Household Durables — 2.5%
Adams Homes, Inc., 7.50%, 2/15/25(1)	775,000	785,172
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	700,000	713,051
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	525,000	528,937
16

	Principal Amount/Shares	Value
Beazer Homes USA, Inc., 6.75%, 3/15/25	$625,000	$647,591
Beazer Homes USA, Inc., 7.25%, 10/15/29	550,000	590,235
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.375%, 5/15/25(1)	1,150,000	1,154,192
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.875%, 2/15/30(1)	750,000	702,712
Century Communities, Inc., 5.875%, 7/15/25	775,000	808,437
Century Communities, Inc., 6.75%, 6/1/27	1,025,000	1,089,478
Installed Building Products, Inc., 5.75%, 2/1/28(1)	650,000	686,439
KB Home, 7.00%, 12/15/21	715,000	750,164
KB Home, 7.625%, 5/15/23	200,000	220,000
KB Home, 6.875%, 6/15/27	575,000	680,547
Lennar Corp., 4.75%, 4/1/21	125,000	126,378
Mattamy Group Corp., 4.625%, 3/1/30(1)	875,000	887,530
Meritage Homes Corp., 7.00%, 4/1/22	1,065,000	1,143,293
Meritage Homes Corp., 6.00%, 6/1/25	750,000	839,141
Newell Brands, Inc., 4.70%, 4/1/26	2,050,000	2,187,760
Newell Brands, Inc., 5.875%, 4/1/36	1,925,000	2,223,413
Newell Brands, Inc., 6.00%, 4/1/46	450,000	505,688
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	500,000	539,295
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	675,000	674,895
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	575,000	574,641
STL Holding Co. LLC, 7.50%, 2/15/26(1)	975,000	981,094
Taylor Morrison Communities, Inc., 6.625%, 7/15/27(1)	450,000	484,487
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	625,000	685,266
TopBuild Corp., 5.625%, 5/1/26(1)	1,000,000	1,036,060
TRI Pointe Group, Inc., 5.25%, 6/1/27	25,000	26,777
TRI Pointe Group, Inc., 5.70%, 6/15/28	450,000	493,875
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	1,215,000	1,315,997
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	775,000	779,584
		24,862,129
Household Products — 0.4%
Central Garden & Pet Co., 6.125%, 11/15/23	25,000	25,560
Energizer Holdings, Inc., 6.375%, 7/15/26(1)	850,000	914,451
Energizer Holdings, Inc., 4.75%, 6/15/28(1)	425,000	440,385
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(1)	575,000	584,344
Prestige Brands, Inc., 6.375%, 3/1/24(1)	225,000	231,047
Prestige Brands, Inc., 5.125%, 1/15/28(1)	525,000	543,375
Spectrum Brands, Inc., 5.75%, 7/15/25	1,025,000	1,059,337
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	300,000	317,063
		4,115,562
Independent Power and Renewable Electricity Producers — 1.2%
Calpine Corp., 5.25%, 6/1/26(1)	975,000	1,015,896
Calpine Corp., 4.50%, 2/15/28(1)	1,250,000	1,282,275
Calpine Corp., 5.125%, 3/15/28(1)	1,475,000	1,528,712
Calpine Corp., 4.625%, 2/1/29(1)	750,000	750,469
Calpine Corp., 5.00%, 2/1/31(1)	625,000	638,234
Clearway Energy Operating LLC, 5.75%, 10/15/25	1,575,000	1,661,791
Clearway Energy Operating LLC, 5.00%, 9/15/26	795,000	829,630
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	1,075,000	1,116,323
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	850,000	873,188
17

	Principal Amount/Shares	Value
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	$1,050,000	$1,151,378
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	675,000	718,679
		11,566,575
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 5.625%, 7/1/27(1)	350,000	373,583
Stena International SA, 6.125%, 2/1/25(1)	400,000	385,750
		759,333
Insurance — 0.9%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, 2/15/24(1)	1,050,000	1,102,232
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	2,075,000	2,042,319
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	450,000	499,500
AssuredPartners, Inc., 7.00%, 8/15/25(1)	850,000	868,415
Genworth Holdings, Inc., 7.625%, 9/24/21	1,185,000	1,188,028
Genworth Holdings, Inc., 4.90%, 8/15/23	825,000	761,578
Genworth Holdings, Inc., 4.80%, 2/15/24	75,000	69,185
Genworth Holdings, Inc., VRN, 2.28%, (3-month LIBOR plus 2.00%), 11/15/66	450,000	173,250
HUB International Ltd., 7.00%, 5/1/26(1)	2,050,000	2,126,373
USI, Inc., 6.875%, 5/1/25(1)	100,000	101,562
		8,932,442
Internet and Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,425,000	1,485,969
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	450,000	476,352
QVC, Inc., 4.75%, 2/15/27	650,000	668,775
		2,631,096
IT Services — 1.1%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	1,950,000	2,064,075
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	625,000	632,813
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	750,000	773,411
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,725,000	534,750
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	575,000	583,723
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	1,375,000	1,444,609
Science Applications International Corp., 4.875%, 4/1/28(1)	1,150,000	1,169,561
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	1,925,000	1,968,284
Vericast Corp., 9.25%, 3/1/21(1)	544,000	549,780
Vericast Corp., 8.375%, 8/15/22(1)	1,600,000	1,559,000
		11,280,006
Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(1)	625,000	660,000
Mattel, Inc., 5.875%, 12/15/27(1)	475,000	512,110
Mattel, Inc., 5.45%, 11/1/41	125,000	117,426
		1,289,536
Life Sciences Tools and Services — 0.1%
Avantor, Inc., 6.00%, 10/1/24(1)	575,000	601,594
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	475,000	501,125
		1,102,719
Machinery — 1.2%
Clark Equipment Co., 5.875%, 6/1/25(1)	200,000	207,500
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	225,000	217,945
Colfax Corp., 6.00%, 2/15/24(1)	500,000	520,840
18

	Principal Amount/Shares	Value
Colfax Corp., 6.375%, 2/15/26(1)	$175,000	$185,774
EnPro Industries, Inc., 5.75%, 10/15/26	625,000	661,600
Granite US Holdings Corp., 11.00%, 10/1/27(1)	450,000	463,500
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(4)	675,000	700,734
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	475,000	449,419
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	375,000	388,125
Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24(1)	850,000	863,902
Navistar International Corp., 9.50%, 5/1/25(1)	525,000	590,641
Navistar International Corp., 6.625%, 11/1/25(1)	1,075,000	1,105,234
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	425,000	456,263
Tennant Co., 5.625%, 5/1/25	400,000	416,370
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	950,000	947,625
Titan International, Inc., 6.50%, 11/30/23	850,000	638,907
Vertical Holdco Gmbh, 7.625%, 7/15/28(1)	600,000	635,250
Vertical U.S. Newco, Inc., 5.25%, 7/15/27(1)	600,000	624,684
Wabash National Corp., 5.50%, 10/1/25(1)	725,000	727,643
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,275,000	1,219,352
		12,021,308
Media — 5.8%
Altice Financing SA, 7.50%, 5/15/26(1)	1,645,000	1,743,338
Altice Financing SA, 5.00%, 1/15/28(1)	1,450,000	1,410,219
AMC Networks, Inc., 4.75%, 12/15/22	67,000	67,141
AMC Networks, Inc., 5.00%, 4/1/24	413,000	422,809
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	375,000	380,248
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	1,125,000	1,158,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	1,075,000	1,122,198
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	125,000	135,611
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	675,000	709,628
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	425,000	441,129
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32(1)	1,500,000	1,567,500
Clear Channel International BV, 6.625%, 8/1/25(1)	1,050,000	1,077,247
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	933,000	906,881
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	2,375,000	2,283,562
CSC Holdings LLC, 6.75%, 11/15/21	50,000	52,496
CSC Holdings LLC, 5.875%, 9/15/22	300,000	317,813
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,350,000	1,507,781
CSC Holdings LLC, 5.75%, 1/15/30(1)	3,025,000	3,218,494
CSC Holdings LLC, 4.125%, 12/1/30(1)	600,000	612,150
CSC Holdings LLC, 4.625%, 12/1/30(1)	200,000	201,223
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	2,800,000	1,987,762
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,075,000	560,344
DISH DBS Corp., 6.75%, 6/1/21	300,000	307,800
DISH DBS Corp., 5.875%, 11/15/24	250,000	257,813
DISH DBS Corp., 7.375%, 7/1/28(1)	1,500,000	1,546,875
EW Scripps Co. (The), 5.125%, 5/15/25(1)	550,000	539,000
GCI LLC, 6.625%, 6/15/24(1)	550,000	591,305
GCI LLC, 4.75%, 10/15/28(1)(2)	975,000	989,635
Gray Television, Inc., 5.125%, 10/15/24(1)	2,500,000	2,554,687
Gray Television, Inc., 5.875%, 7/15/26(1)	775,000	805,516
19

	Principal Amount/Shares	Value
Gray Television, Inc., 7.00%, 5/15/27(1)	$550,000	$596,963
iHeartCommunications, Inc., 6.375%, 5/1/26	700,000	730,555
iHeartCommunications, Inc., 8.375%, 5/1/27	75,000	74,011
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	1,300,000	1,269,697
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	825,000	778,913
Lamar Media Corp., 3.75%, 2/15/28(1)	375,000	373,828
Lamar Media Corp., 4.00%, 2/15/30(1)	750,000	751,406
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	800,000	837,000
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	1,025,000	1,056,836
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	475,000	498,995
Nexstar Broadcasting, Inc., 4.75%, 11/1/28(1)	1,025,000	1,048,062
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	1,250,000	1,220,862
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	150,000	144,188
Quebecor Media, Inc., 5.75%, 1/15/23	550,000	591,250
Salem Media Group, Inc., 6.75%, 6/1/24(1)	450,000	391,500
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	525,000	507,281
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	600,000	593,136
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	25,000	23,255
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	975,000	905,960
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	900,000	910,688
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	925,000	957,953
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	825,000	888,587
TEGNA, Inc., 4.75%, 3/15/26(1)	375,000	383,888
TEGNA, Inc., 4.625%, 3/15/28(1)	2,575,000	2,524,272
TEGNA, Inc., 5.00%, 9/15/29(1)	500,000	494,220
Townsquare Media, Inc., 6.50%, 4/1/23(1)	1,536,000	1,412,959
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,050,000	996,844
Univision Communications, Inc., 9.50%, 5/1/25(1)	600,000	645,000
Univision Communications, Inc., 6.625%, 6/1/27(1)	1,050,000	1,027,687
UPC Holding BV, 5.50%, 1/15/28(1)	800,000	827,500
Videotron Ltd., 5.00%, 7/15/22	525,000	549,281
Videotron Ltd., 5.375%, 6/15/24(1)	275,000	300,607
Virgin Media Finance plc, 5.00%, 7/15/30(1)	1,000,000	996,250
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	200,000	215,008
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	400,000	399,400
VTR Comunicaciones SpA, 5.125%, 1/15/28(1)	200,000	207,100
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	975,000	1,010,344
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	200,000	202,976
Ziggo BV, 5.50%, 1/15/27(1)	787,000	825,835
		57,647,052
Metals and Mining — 4.7%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	1,000,000	1,055,625
Allegheny Technologies, Inc., 5.875%, 12/1/27	775,000	746,189
ArcelorMittal SA, 4.55%, 3/11/26	275,000	297,291
ArcelorMittal SA, 7.25%, 10/15/39	475,000	602,232
Arconic Corp., 6.00%, 5/15/25(1)	975,000	1,043,055
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	775,000	800,044
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,150,000	1,164,979
20

	Principal Amount/Shares	Value
Carpenter Technology Corp., 6.375%, 7/15/28	$1,175,000	$1,231,137
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	669,000	623,842
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	475,000	530,813
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	450,000	458,303
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	1,575,000	1,466,719
Coeur Mining, Inc., 5.875%, 6/1/24	550,000	550,630
Commercial Metals Co., 5.75%, 4/15/26	100,000	104,297
Commercial Metals Co., 5.375%, 7/15/27	50,000	52,913
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	400,000	432,676
Constellium SE, 6.625%, 3/1/25(1)	2,665,000	2,731,625
Constellium SE, 5.625%, 6/15/28(1)	525,000	535,828
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	495,000	495,136
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	4,950,000	4,758,187
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	800,000	792,288
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,000,000	2,064,420
Freeport-McMoRan, Inc., 5.00%, 9/1/27	925,000	968,512
Freeport-McMoRan, Inc., 4.125%, 3/1/28	1,175,000	1,191,891
Freeport-McMoRan, Inc., 4.375%, 8/1/28	850,000	880,455
Freeport-McMoRan, Inc., 4.25%, 3/1/30	2,000,000	2,051,880
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,000,000	1,053,225
Freeport-McMoRan, Inc., 5.45%, 3/15/43	5,475,000	6,088,857
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	150,000	152,250
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	225,000	220,728
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	250,000	254,860
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	625,000	621,094
IAMGOLD Corp., 5.75%, 10/15/28(1)	1,150,000	1,112,625
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28(1)	275,000	290,125
Kaiser Aluminum Corp., 6.50%, 5/1/25(1)	1,600,000	1,654,264
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	600,000	560,514
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,000,000	1,088,115
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	425,000	324,993
New Gold, Inc., 7.50%, 7/15/27(1)	300,000	320,625
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(3)	400,000	6,900
Novelis Corp., 5.875%, 9/30/26(1)	1,265,000	1,301,369
Novelis Corp., 4.75%, 1/30/30(1)	2,150,000	2,102,668
Park-Ohio Industries, Inc., 6.625%, 4/15/27	450,000	415,125
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)(3)(6)	200,000	75,000
Taseko Mines Ltd., 8.75%, 6/15/22(1)	1,250,000	1,195,019
		46,469,323
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	250,000	250,594
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	1,376,000	1,352,333
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	575,000	498,812
		2,101,739
Multiline Retail†
JC Penney Corp., Inc., 8.625%, 3/15/25(1)(3)(6)	600,000	9,378
JC Penney Corp., Inc., 6.375%, 10/15/36(3)(6)	775,000	2,906
		12,284
21

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 11.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	$1,075,000	$921,812
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,100,000	913,000
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	200,000	164,980
Antero Resources Corp., 5.375%, 11/1/21	75,000	71,438
Antero Resources Corp., 5.625%, 6/1/23	150,000	108,938
Antero Resources Corp., 5.00%, 3/1/25	75,000	47,016
Apache Corp., 3.25%, 4/15/22	200,000	197,720
Apache Corp., 4.875%, 11/15/27	200,000	189,375
Apache Corp., 4.25%, 1/15/30	975,000	880,547
Apache Corp., 5.10%, 9/1/40	2,075,000	1,869,108
Apache Corp., 5.25%, 2/1/42	175,000	157,045
Apache Corp., 4.75%, 4/15/43	1,975,000	1,759,527
Apache Corp., 7.375%, 8/15/47	350,000	326,375
Apache Corp., 5.35%, 7/1/49	350,000	310,251
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	2,200,000	2,172,500
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	125,000	95,938
Callon Petroleum Co., 6.25%, 4/15/23	1,075,000	347,349
Callon Petroleum Co., 6.125%, 10/1/24	1,400,000	403,375
Callon Petroleum Co., 8.25%, 7/15/25	50,000	13,682
Callon Petroleum Co., 6.375%, 7/1/26	625,000	155,350
Cenovus Energy, Inc., 3.00%, 8/15/22	775,000	757,063
Cenovus Energy, Inc., 5.375%, 7/15/25	475,000	457,731
Cenovus Energy, Inc., 5.25%, 6/15/37	300,000	260,480
Cenovus Energy, Inc., 6.75%, 11/15/39	775,000	778,826
Cenovus Energy, Inc., 5.40%, 6/15/47	500,000	422,273
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	1,025,000	412,563
Centennial Resource Production LLC, 6.875%, 4/1/27(1)	125,000	51,301
Chaparral Energy, Inc., 8.75%, 7/15/23(1)(3)(6)	1,300,000	91,000
Cheniere Energy Partners LP, 5.25%, 10/1/25	200,000	204,800
Cheniere Energy Partners LP, 5.625%, 10/1/26	125,000	130,213
Cheniere Energy, Inc., 4.625%, 10/15/28(1)	1,000,000	1,028,125
Citgo Holding, Inc., 9.25%, 8/1/24(1)	3,125,000	2,984,375
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	350,000	348,180
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	1,450,000	1,432,781
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	1,379,000	1,401,147
CNX Resources Corp., 7.25%, 3/14/27(1)	1,650,000	1,685,095
Comstock Resources, Inc., 7.50%, 5/15/25(1)	550,000	526,625
Comstock Resources, Inc., 9.75%, 8/15/26	375,000	386,700
Comstock Resources, Inc., 9.75%, 8/15/26	700,000	718,952
Continental Resources, Inc., 5.00%, 9/15/22	1,675,000	1,665,168
Continental Resources, Inc., 4.50%, 4/15/23	975,000	931,359
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	1,670,000	1,636,959
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,525,000	1,441,125
DCP Midstream Operating LP, 4.75%, 9/30/21(1)	325,000	327,844
22

	Principal Amount/Shares	Value
DCP Midstream Operating LP, 3.875%, 3/15/23	$350,000	$347,095
DCP Midstream Operating LP, 5.375%, 7/15/25	850,000	878,543
DCP Midstream Operating LP, 5.125%, 5/15/29	875,000	863,354
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	525,000	478,351
Endeavor Energy Resources LP / EER Finance, Inc., 6.625%, 7/15/25(1)	500,000	514,530
Endeavor Energy Resources LP / EER Finance, Inc., 5.50%, 1/30/26(1)	325,000	323,172
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	1,050,000	1,057,219
EnLink Midstream LLC, 5.375%, 6/1/29	1,550,000	1,259,375
EnLink Midstream Partners LP, 4.40%, 4/1/24	325,000	293,550
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,525,000	1,321,199
EnLink Midstream Partners LP, 5.60%, 4/1/44	375,000	242,548
EnLink Midstream Partners LP, 5.05%, 4/1/45	300,000	192,368
EnLink Midstream Partners LP, 5.45%, 6/1/47	525,000	330,414
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20(6)(7)	1,725,000	4,485
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)(3)(6)	1,075,000	779
EQM Midstream Partners LP, 4.75%, 7/15/23	1,200,000	1,200,600
EQM Midstream Partners LP, 4.00%, 8/1/24	200,000	196,169
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	800,000	826,000
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	375,000	398,038
EQM Midstream Partners LP, 5.50%, 7/15/28	875,000	883,032
EQM Midstream Partners LP, 6.50%, 7/15/48	800,000	754,748
EQT Corp., 4.875%, 11/15/21	300,000	304,049
EQT Corp., 7.875%, 2/1/25	450,000	499,430
EQT Corp., 3.90%, 10/1/27	1,225,000	1,118,578
EQT Corp., 8.75%, 2/1/30	1,000,000	1,182,820
Genesis Energy LP / Genesis Energy Finance Corp., 6.00%, 5/15/23	175,000	159,359
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	350,000	300,781
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	1,375,000	1,195,961
Global Partners LP / GLP Finance Corp., 6.875%, 1/15/29(1)(2)	300,000	303,750
Gulfport Energy Corp., 6.00%, 10/15/24	620,000	386,338
Gulfport Energy Corp., 6.375%, 5/15/25	760,000	466,370
Gulfport Energy Corp., 6.375%, 1/15/26	525,000	324,744
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,325,000	1,321,687
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	2,106,000	2,149,394
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,875,000	1,872,469
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	1,950,000	1,781,247
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	875,000	859,141
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	1,250,000	1,219,725
Jagged Peak Energy LLC, 5.875%, 5/1/26	700,000	698,576
Laredo Petroleum, Inc., 9.50%, 1/15/25	800,000	477,488
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	525,000	519,750
Marathon Oil Corp., 6.80%, 3/15/32	25,000	26,811
Matador Resources Co., 5.875%, 9/15/26	450,000	377,021
MEG Energy Corp., 7.00%, 3/31/24(1)	480,000	447,600
23

	Principal Amount/Shares	Value
MEG Energy Corp., 7.125%, 2/1/27(1)	$1,050,000	$944,296
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,000,000	603,560
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	250,000	157,140
Murphy Oil Corp., 6.875%, 8/15/24	1,100,000	1,019,562
Murphy Oil Corp., 5.75%, 8/15/25	635,000	555,612
Murphy Oil Corp., 5.875%, 12/1/27	575,000	491,614
Murphy Oil Corp., 7.05%, 5/1/29	350,000	321,650
Murphy Oil Corp., 6.375%, 12/1/42	750,000	626,670
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(3)(6)	4,545,734	14,319
New Fortress Energy, Inc., 6.75%, 9/15/25(1)	125,000	130,922
NuStar Logistics LP, 5.75%, 10/1/25	400,000	414,120
NuStar Logistics LP, 6.00%, 6/1/26	350,000	351,587
NuStar Logistics LP, 6.375%, 10/1/30	375,000	390,000
Occidental Petroleum Corp., 2.70%, 8/15/22	320,000	299,582
Occidental Petroleum Corp., 6.95%, 7/1/24	595,000	578,108
Occidental Petroleum Corp., 3.50%, 6/15/25	325,000	270,359
Occidental Petroleum Corp., 8.00%, 7/15/25	450,000	453,647
Occidental Petroleum Corp., 5.875%, 9/1/25	1,500,000	1,377,502
Occidental Petroleum Corp., 5.55%, 3/15/26	1,925,000	1,746,610
Occidental Petroleum Corp., 3.40%, 4/15/26	500,000	400,000
Occidental Petroleum Corp., 3.20%, 8/15/26	600,000	477,000
Occidental Petroleum Corp., 8.50%, 7/15/27	800,000	807,668
Occidental Petroleum Corp., 7.125%, 10/15/27	325,000	295,750
Occidental Petroleum Corp., 6.375%, 9/1/28	800,000	742,060
Occidental Petroleum Corp., 8.875%, 7/15/30	850,000	877,094
Occidental Petroleum Corp., 6.625%, 9/1/30	125,000	115,547
Occidental Petroleum Corp., 7.50%, 5/1/31	2,015,000	1,919,287
Occidental Petroleum Corp., 7.875%, 9/15/31	1,050,000	1,023,094
Occidental Petroleum Corp., 6.45%, 9/15/36	3,575,000	3,045,525
Occidental Petroleum Corp., 7.95%, 6/15/39	310,000	291,206
Occidental Petroleum Corp., 4.30%, 8/15/39	550,000	383,644
Occidental Petroleum Corp., 6.20%, 3/15/40	350,000	287,875
Parkland Corp., 6.00%, 4/1/26(1)	350,000	367,281
Parkland Corp., 5.875%, 7/15/27(1)	750,000	789,844
Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25(1)	875,000	868,437
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(1)	225,000	224,297
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	600,000	615,867
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28(1)	575,000	386,932
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,650,000	1,556,131
PDC Energy, Inc., 6.125%, 9/15/24	325,000	310,375
PDC Energy, Inc., 5.75%, 5/15/26	75,000	70,125
Range Resources Corp., 5.00%, 3/15/23	187,000	178,001
Range Resources Corp., 9.25%, 2/1/26(1)	850,000	874,837
Rattler Midstream LP, 5.625%, 7/15/25(1)	425,000	429,208
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	400,000	393,080
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	425,000	413,844
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	150,000	147,628
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	150,000	159,750
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	900,000	941,157
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	1,500,000	1,424,077
SM Energy Co., 6.125%, 11/15/22	75,000	58,611
24

	Principal Amount/Shares	Value
SM Energy Co., 5.00%, 1/15/24	$125,000	$67,188
SM Energy Co., 5.625%, 6/1/25	1,125,000	510,351
SM Energy Co., 6.75%, 9/15/26	950,000	426,132
SM Energy Co., 6.625%, 1/15/27	550,000	245,902
Southwestern Energy Co., 6.45%, 1/23/25	1,292,000	1,256,832
Southwestern Energy Co., 7.75%, 10/1/27	150,000	145,860
Southwestern Energy Co., 8.375%, 9/15/28	425,000	418,406
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,475,000	1,037,685
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	313,000	179,809
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23	1,825,000	1,840,777
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	225,000	225,520
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	775,000	797,766
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	800,000	760,492
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	575,000	578,407
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,855,000	1,841,282
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	1,800,000	1,851,435
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	1,125,000	1,099,687
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	500,000	537,663
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30(1)	550,000	547,767
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31(1)	1,400,000	1,358,420
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	550,000	571,208
Tullow Oil plc, 7.00%, 3/1/25(1)	400,000	188,000
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	1,500,000	1,020,000
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	1,075,000	741,750
Western Midstream Operating LP, 4.00%, 7/1/22	350,000	352,730
Western Midstream Operating LP, 3.95%, 6/1/25	150,000	141,720
Western Midstream Operating LP, 4.65%, 7/1/26	150,000	146,250
Western Midstream Operating LP, 4.50%, 3/1/28	825,000	779,625
Western Midstream Operating LP, 4.75%, 8/15/28	450,000	434,727
Western Midstream Operating LP, 5.45%, 4/1/44	650,000	556,969
Western Midstream Operating LP, 5.30%, 3/1/48	1,460,000	1,182,600
Western Midstream Operating LP, 5.50%, 8/15/48	375,000	311,250
Western Midstream Operating LP, 6.25%, 2/1/50	275,000	255,211
WPX Energy, Inc., 5.875%, 6/15/28	1,100,000	1,150,897
WPX Energy, Inc., 4.50%, 1/15/30	350,000	346,271
		117,073,350
Paper and Forest Products — 0.2%
Clearwater Paper Corp., 4.75%, 8/15/28(1)	275,000	276,203
Mercer International, Inc., 6.50%, 2/1/24	822,000	827,051
Mercer International, Inc., 7.375%, 1/15/25	575,000	583,266
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	700,000	740,992
		2,427,512
Personal Products — 0.1%
Avon International Capital plc, 6.50%, 8/15/22(1)	375,000	376,875
25

	Principal Amount/Shares	Value
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$975,000	$1,027,275
		1,404,150
Pharmaceuticals — 2.6%
AdaptHealth LLC, 6.125%, 8/1/28(1)	200,000	207,540
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	1,200,000	1,320,198
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	245,000	244,847
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	117,000	116,506
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	7,305,000	7,485,799
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,825,000	3,080,097
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	975,000	1,032,710
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,475,000	1,434,438
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	725,000	746,750
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	650,000	700,658
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	375,000	369,893
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	1,620,000	1,695,937
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	2,206,000	1,623,616
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)(3)	1,340,000	358,450
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)(3)	270,000	68,513
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	2,083,000	2,185,046
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	400,000	408,930
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	1,200,000	1,262,376
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	1,475,000	1,230,445
		25,572,749
Professional Services — 0.3%
ASGN, Inc., 4.625%, 5/15/28(1)	1,075,000	1,081,246
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	420,000	451,888
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	1,215,000	1,378,800
		2,911,934
Real Estate Management and Development — 0.8%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	500,000	520,638
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	450,000	450,900
Forestar Group, Inc., 8.00%, 4/15/24(1)	1,300,000	1,372,988
Forestar Group, Inc., 5.00%, 3/1/28(1)	450,000	455,555
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	900,000	911,250
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	550,000	560,230
Howard Hughes Corp. (The), 5.375%, 8/1/28(1)	775,000	774,380
Hunt Cos., Inc., 6.25%, 2/15/26(1)	1,000,000	962,905
Kennedy-Wilson, Inc., 5.875%, 4/1/24	550,000	547,937
Newmark Group, Inc., 6.125%, 11/15/23	650,000	677,526
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	100,000	99,188
Realogy Group LLC / Realogy Co-Issuer Corp., 7.625%, 6/15/25(1)	575,000	603,184
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	350,000	363,160
		8,299,841
Road and Rail — 0.9%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	2,298,000	1,226,557
Algeco Global Finance plc, 8.00%, 2/15/23(1)	800,000	796,492
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24(1)	445,000	423,996
26

	Principal Amount/Shares	Value
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.25%, 3/15/25(1)	$318,000	$290,557
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	450,000	406,562
DAE Funding LLC, 5.25%, 11/15/21(1)	350,000	355,250
DAE Funding LLC, 4.50%, 8/1/22(1)	425,000	421,281
DAE Funding LLC, 5.00%, 8/1/24(1)	1,275,000	1,284,562
Hertz Corp. (The), 5.50%, 10/15/24(1)(3)	725,000	327,609
Hertz Corp. (The), 7.125%, 8/1/26(1)(3)(6)	875,000	395,391
Hertz Corp. (The), 6.00%, 1/15/28(1)(3)(6)	1,275,000	579,328
Uber Technologies, Inc., 8.00%, 11/1/26(1)	1,325,000	1,412,450
Uber Technologies, Inc., 7.50%, 9/15/27(1)	625,000	667,969
Uber Technologies, Inc., 6.25%, 1/15/28(1)	800,000	822,500
		9,410,504
Semiconductors and Semiconductor Equipment — 0.8%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	425,000	456,953
ams AG, 7.00%, 7/31/25(1)	2,000,000	2,123,110
Entegris, Inc., 4.625%, 2/10/26(1)	775,000	794,228
Microchip Technology, Inc., 4.25%, 9/1/25(1)	650,000	675,148
ON Semiconductor Corp., 3.875%, 9/1/28(1)	775,000	787,361
Qorvo, Inc., 5.50%, 7/15/26	500,000	531,140
Qorvo, Inc., 4.375%, 10/15/29	650,000	691,743
Qorvo, Inc., 3.375%, 4/1/31(1)	775,000	789,725
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	925,000	970,672
		7,820,080
Software — 1.8%
Ascend Learning LLC, 6.875%, 8/1/25(1)	350,000	361,268
Ascend Learning LLC, 6.875%, 8/1/25(1)	250,000	255,339
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	425,000	454,538
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	500,000	531,875
BY Crown Parent LLC / BY Bond Finance, Inc., 4.25%, 1/31/26(1)	425,000	433,234
Camelot Finance SA, 4.50%, 11/1/26(1)	875,000	896,735
Castle US Holding Corp., 9.50%, 2/15/28(1)	1,850,000	1,768,776
CDK Global, Inc., 5.875%, 6/15/26	250,000	261,204
CDK Global, Inc., 5.25%, 5/15/29(1)	525,000	559,619
j2 Cloud Services LLC / j2 Cloud Co-Obligor, Inc., 6.00%, 7/15/25(1)	1,775,000	1,848,307
Logan Merger Sub, Inc., 5.50%, 9/1/27(1)	1,750,000	1,779,531
Open Text Corp., 5.875%, 6/1/26(1)	225,000	234,422
Open Text Corp., 3.875%, 2/15/28(1)	775,000	785,292
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,000,000	1,030,280
PTC, Inc., 3.625%, 2/15/25(1)	575,000	584,703
PTC, Inc., 4.00%, 2/15/28(1)	375,000	386,138
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	890,000	931,162
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,825,000	1,941,745
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,800,000	1,699,281
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	900,000	929,250
		17,672,699
Specialty Retail — 2.8%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	625,000	659,313
Asbury Automotive Group, Inc., 4.50%, 3/1/28(1)	425,000	428,453
Asbury Automotive Group, Inc., 4.75%, 3/1/30(1)	225,000	227,109
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)	325,000	342,672
27

	Principal Amount/Shares	Value
Carvana Co., 8.875%, 10/1/23(1)	$350,000	$365,533
eG Global Finance plc, 6.75%, 2/7/25(1)	800,000	820,500
eG Global Finance plc, 8.50%, 10/30/25(1)	600,000	632,625
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	855,000	783,287
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	35,000	31,098
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	155,000	140,452
Ferrellgas LP / Ferrellgas Finance Corp., 10.00%, 4/15/25(1)	275,000	298,375
Gap, Inc. (The), 8.375%, 5/15/23(1)	75,000	83,016
Gap, Inc. (The), 8.625%, 5/15/25(1)	700,000	767,813
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	225,000	221,484
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	450,000	443,813
L Brands, Inc., 5.625%, 2/15/22	350,000	365,006
L Brands, Inc., 6.875%, 7/1/25(1)	300,000	324,453
L Brands, Inc., 9.375%, 7/1/25(1)	350,000	402,063
L Brands, Inc., 5.25%, 2/1/28	50,000	48,469
L Brands, Inc., 7.50%, 6/15/29	793,000	830,025
L Brands, Inc., 6.625%, 10/1/30(1)	1,150,000	1,173,000
L Brands, Inc., 6.875%, 11/1/35	630,000	621,923
L Brands, Inc., 6.75%, 7/1/36	3,000,000	2,945,625
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	51,557
Lithia Motors, Inc., 4.625%, 12/15/27(1)	825,000	853,875
Lithia Motors, Inc., 4.375%, 1/15/31(1)(2)	325,000	328,250
Michaels Stores, Inc., 4.75%, 10/1/27(1)(2)	575,000	571,047
Murphy Oil USA, Inc., 5.625%, 5/1/27	100,000	106,606
Murphy Oil USA, Inc., 4.75%, 9/15/29	375,000	400,243
Penske Automotive Group, Inc., 3.50%, 9/1/25	225,000	223,454
PetSmart, Inc., 7.125%, 3/15/23(1)	3,500,000	3,535,000
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	1,975,000	1,905,875
Sonic Automotive, Inc., 6.125%, 3/15/27	1,175,000	1,217,370
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	500,000	509,688
Staples, Inc., 7.50%, 4/15/26(1)	1,925,000	1,777,025
Staples, Inc., 10.75%, 4/15/27(1)	2,700,000	2,168,437
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	160,000	161,502
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	944,000	959,439
		27,725,475
Technology Hardware, Storage and Peripherals — 1.1%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	375,000	376,185
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,532,000	1,595,272
Diebold Nixdorf, Inc., 8.50%, 4/15/24	1,050,000	958,545
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	550,000	581,625
Everi Payments, Inc., 7.50%, 12/15/25(1)	987,000	970,858
NCR Corp., 8.125%, 4/15/25(1)	300,000	332,137
NCR Corp., 5.75%, 9/1/27(1)	1,175,000	1,231,130
NCR Corp., 5.00%, 10/1/28(1)	775,000	775,484
NCR Corp., 6.125%, 9/1/29(1)	1,475,000	1,561,007
NCR Corp., 5.25%, 10/1/30(1)	450,000	450,844
Xerox Holdings Corp., 5.00%, 8/15/25(1)	950,000	940,044
Xerox Holdings Corp., 5.50%, 8/15/28(1)	750,000	740,325
		10,513,456
28

	Principal Amount/Shares	Value
Textiles, Apparel and Luxury Goods — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	$750,000	$528,750
Thrifts and Mortgage Finance — 0.8%
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/25(1)	900,000	942,480
MGIC Investment Corp., 5.75%, 8/15/23	325,000	346,091
MGIC Investment Corp., 5.25%, 8/15/28	775,000	803,346
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	775,000	832,400
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	575,000	587,121
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	975,000	975,609
NMI Holdings, Inc., 7.375%, 6/1/25(1)	775,000	829,401
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	425,000	412,737
Radian Group, Inc., 4.50%, 10/1/24	675,000	671,760
Radian Group, Inc., 4.875%, 3/15/27	1,629,000	1,624,928
		8,025,873
Trading Companies and Distributors — 0.6%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	700,000	687,270
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	375,000	386,603
Fly Leasing Ltd., 6.375%, 10/15/21	400,000	400,938
Fly Leasing Ltd., 5.25%, 10/15/24	800,000	648,000
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(1)	350,000	345,529
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	825,000	813,570
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27(1)	750,000	802,031
H&E Equipment Services, Inc., 5.625%, 9/1/25	1,500,000	1,565,625
		5,649,566
Wireless Telecommunication Services — 1.3%
Digicel Group Ltd., 5.00% Cash plus 3.00% PIK or 8.00% PIK, 4/1/25(1)(5)	689,600	244,808
Digicel Group Ltd., 8.00% Cash plus 2.00% PIK or 10.00% PIK, 4/1/24(5)	1,913,994	1,471,383
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.75%, 5/25/24(1)	145,300	146,390
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.00%, 12/31/26(1)	58,004	44,953
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 6.00% Cash plus 7.00% PIK, 12/31/25(1)	73,595	67,523
Sprint Communications, Inc., 9.25%, 4/15/22	250,000	278,246
Sprint Communications, Inc., 6.00%, 11/15/22	200,000	215,750
Sprint Corp., 7.25%, 9/15/21	200,000	209,500
Sprint Corp., 7.875%, 9/15/23	4,440,000	5,095,455
Sprint Corp., 7.125%, 6/15/24	200,000	230,374
Sprint Corp., 7.625%, 3/1/26	325,000	393,217
T-Mobile USA, Inc., 6.00%, 3/1/23	50,000	50,193
T-Mobile USA, Inc., 6.00%, 4/15/24	693,000	708,378
T-Mobile USA, Inc., 6.50%, 1/15/26	150,000	156,937
Vmed O2 UK Financing I plc, 4.25%, 1/31/31(1)	2,000,000	2,043,750
Vodafone Group plc, VRN, 7.00%, 4/4/79	1,200,000	1,425,883
		12,782,740
TOTAL CORPORATE BONDS (Cost $933,329,016)		915,713,652
29

	Principal Amount/Shares	Value
PREFERRED STOCKS — 2.4%
Banks — 1.6%
Bank of America Corp., 5.125%	725,000	$746,714
Bank of America Corp., 5.875%	50,000	54,023
Bank of America Corp., 6.25%	3,175,000	3,408,089
Barclays plc, 6.125%	400,000	406,455
Barclays plc, 7.75%	400,000	413,483
Barclays plc, 8.00%	820,000	873,721
Citigroup, Inc., 4.70%	1,175,000	1,137,547
Citigroup, Inc., 5.90%	925,000	947,616
Citigroup, Inc., 5.95%	400,000	412,024
Citigroup, Inc., 6.25%	1,000,000	1,111,535
JPMorgan Chase & Co., 3.74%	775,000	743,605
JPMorgan Chase & Co., 4.60%	775,000	760,469
JPMorgan Chase & Co., 6.00%	75,000	77,124
JPMorgan Chase & Co., 6.10%	1,850,000	1,946,576
JPMorgan Chase & Co., 6.125%	625,000	650,500
Natwest Group plc, 8.00%	600,000	667,332
Natwest Group plc, 8.625%	1,000,000	1,027,220
		15,384,033
Capital Markets — 0.4%
Credit Suisse Group AG, 5.10%(1)	400,000	386,500
Credit Suisse Group AG, 6.25%(1)	1,400,000	1,504,072
Deutsche Bank AG, 6.00%	400,000	346,000
Goldman Sachs Group, Inc. (The), 4.17%	900,000	885,645
Goldman Sachs Group, Inc. (The), 4.95%	1,275,000	1,277,114
		4,399,331
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer Operating LP, 6.25%	1,225,000	801,450
Energy Transfer Operating LP, 6.625%	770,000	524,713
Plains All American Pipeline LP, 6.125%	3,250,000	2,065,863
Summit Midstream Partners LP, 9.50%(6)	1,200,000	156,091
		3,548,117
TOTAL PREFERRED STOCKS (Cost $25,720,225)		23,331,481
BANK LOAN OBLIGATIONS(8) — 1.6%
Auto Components†
Clarios Global LP, USD Term Loan B, 3.65%, (1-month LIBOR plus 3.50%), 4/30/26	$221,506	216,384
Chemicals — 0.1%
Consolidated Energy Finance, S.A., Term Loan B, 2.66%, (1-month LIBOR plus 2.50%), 5/7/25	927,319	853,134
Commercial Services and Supplies†
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 3.97%, (3-month LIBOR plus 3.75%), 5/23/25	164,145	161,136
Construction and Engineering†
Golden Nugget, Inc., 2020 Initial Term Loan, 13.00%, (3-month LIBOR plus 12.00%), 10/4/23	125,000	142,500
Containers and Packaging†
Berry Global, Inc., Term Loan Y, 2.16%, (1-month LIBOR plus 2.00%), 7/1/26	245,194	238,636
BWAY Holding Company, 2017 Term Loan B, 3.52%, (3-month LIBOR plus 3.25%), 4/3/24	122,956	115,861
		354,497
30

	Principal Amount/Shares	Value
Diversified Financial Services — 0.1%
Refinitiv US Holdings Inc., 2018 USD Term Loan, 3.40%, (1-month LIBOR plus 3.25%), 10/1/25	$452,390	$448,391
Electric Utilities — 0.1%
Pacific Gas & Electric Company, 2020 Term Loan, 5.50%, (3-month LIBOR plus 4.50%), 6/23/25	872,813	856,809
Energy Equipment and Services — 0.2%
Apergy Corporation, 2020 Term Loan, 6.00%, (3-month LIBOR plus 5.00%), 5/28/27	1,530,625	1,526,798
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	178,772	163,577
		1,690,375
Entertainment — 0.1%
Allen Media, LLC, 2020 Term Loan B, 5.72%, (3-month LIBOR plus 5.50%), 2/10/27	869,692	845,640
Health Care Providers and Services†
Air Methods Corporation, 2017 Term Loan B, 4.50%, (3-month LIBOR plus 3.50%), 4/22/24	344,656	303,513
Hotels, Restaurants and Leisure — 0.6%
Boyd Gaming Corporation, Term Loan B3, 2.36%, (1-week LIBOR plus 2.25%), 9/15/23	170,525	166,393
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 3.72%, (3-month LIBOR plus 3.50%), 3/13/25	863,886	786,568
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (1-month LIBOR plus 2.50%, 2-month LIBOR plus 2.50%), 10/4/23	793,528	712,838
Life Time Fitness Inc, 2017 Term Loan B, 3.75%, (3-month LIBOR plus 2.75%), 6/10/22	3,696,863	3,381,077
NASCAR Holdings, Inc, Term Loan B, 2.89%, (1-month LIBOR plus 2.75%), 10/19/26	12,050	11,797
UFC Holdings, LLC, 2019 Term Loan, 4.25%, (6-month LIBOR plus 3.25%), 4/29/26	837,163	824,869
		5,883,542
Insurance†
Asurion LLC, 2018 Term Loan B6, 3.15%, (1-month LIBOR plus 3.00%), 11/3/23	70,402	69,485
Hub International Limited, 2018 Term Loan B, 3.26%, (3-month LIBOR plus 3.00%), 4/25/25	265,299	257,084
		326,569
Media — 0.1%
Cengage Learning, Inc., 2016 Term Loan B, 5.25%, (3-month LIBOR plus 4.25%), 6/7/23	1,159,858	973,040
Diamond Sports Group, LLC, Term Loan, 3.40%, (1-month LIBOR plus 3.25%), 8/24/26	445,500	349,717
		1,322,757
Metals and Mining†
Neenah Foundry Company, 2017 Term Loan, 10.00%, (2-month LIBOR plus 9.00%), 12/13/22	403,400	352,975
Oil, Gas and Consumable Fuels — 0.2%
California Resources Corporation, 2017 1st Lien Term Loan, 5.75%, (1-month LIBOR plus 4.75%), 12/31/22(3)(6)	1,675,000	629,984
CITGO Holding Inc., 2019 Term Loan B, 8.00%, (3-month LIBOR plus 7.00%), 8/1/23	915,750	863,383
Prairie ECI Acquiror LP, Term Loan B, 4.90%, (1-month LIBOR plus 4.75%), 3/11/26	203,078	184,040
		1,677,407
Road and Rail†
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 4.75%, (3-month LIBOR plus 3.75%), 8/25/24	168,159	166,267
31

	Principal Amount/Shares	Value
Specialty Retail — 0.1%
Staples, Inc., 7 Year Term Loan, 5.25%, (3-month LIBOR plus 5.00%), 4/16/26	$763,125	$711,851
TOTAL BANK LOAN OBLIGATIONS (Cost $18,125,462)		16,313,747
COMMON STOCKS — 0.3%
Chemicals — 0.1%
Hexion Holdings Corp., Class B(6)	69,388	711,227
Energy Equipment and Services†
Parker Drilling Co.(6)	10,567	31,701
Entertainment†
AMC Entertainment Holdings, Inc., Class A	2,625	12,363
Oil, Gas and Consumable Fuels — 0.2%
Denbury, Inc.(6)	63,724	1,121,542
Whiting Petroleum Corp.(6)	22,977	397,272
		1,518,814
Software†
Avaya Holdings Corp.(6)	24,115	366,548
TOTAL COMMON STOCKS (Cost $5,531,639)		2,640,653
CONVERTIBLE BONDS — 0.1%
Banks — 0.1%
Barclays Bank plc, 7.625%, 11/21/22	$880,000	968,275
Wireless Telecommunication Services†
Digicel Group Ltd., 7.00% PIK(1)(9)	95,559	12,423
TOTAL CONVERTIBLE BONDS (Cost $930,839)		980,698
ESCROW INTERESTS(10)†
Electric Utilities†
Bruin E&P Partners LLC(6)	1,425,000	8,194
GenOn Energy(6)	425,000	—
		8,194
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(6)	450,000	4,950
Sanchez Energy Corp.(6)	3,515,000	35,150
Sanchez Energy Corp.(6)	1,700,000	17,000
		57,100
TOTAL ESCROW INTERESTS (Cost $5,499,953)		65,294
WARRANTS†
Oil, Gas and Consumable Fuels†
Denbury, Inc.(6) (Cost $—)	5,645	31,049
TEMPORARY CASH INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $17,242,772)	17,242,772	17,242,772
TOTAL INVESTMENT SECURITIES — 98.3% (Cost $1,006,379,906)		976,319,346
OTHER ASSETS AND LIABILITIES — 1.7%		16,719,884
TOTAL NET ASSETS — 100.0%		$993,039,230
32

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $604,377,108, which represented 60.9% of total net assets. Of these securities, 0.5% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is in default.
(4)The security's rate was paid in cash at the last payment date.
(5)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(6)Non-income producing.
(7)Maturity is in default.
(8)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(9)Perpetual maturity with no stated maturity date.
(10)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

See Notes to Financial Statements.

33

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,006,379,906)	$976,319,346
Cash	147,265
Receivable for investments sold	8,428,915
Receivable for capital shares sold	881
Interest receivable	16,959,923
1,001,856,330

Liabilities
Payable for investments purchased	7,354,255
Payable for capital shares redeemed	1,386,487
Accrued management fees	76,358
8,817,100

Net Assets	$993,039,230

Net Assets Consist of:
Capital paid in	$1,048,071,435
Distributable earnings	(55,032,205)
$993,039,230

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$119,760,331	12,916,441	$9.27
G Class	$873,278,899	94,177,423	$9.27

See Notes to Financial Statements.

34

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$23,335,219

Expenses:
Management fees	1,983,894
Trustees' fees and expenses	23,933
Other expenses	97
2,007,924
Fees waived - G Class	(1,545,962)
461,962

Net investment income (loss)	22,873,257

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(5,546,304)
Change in net unrealized appreciation (depreciation) on investments	73,069,574

Net realized and unrealized gain (loss)	67,523,270

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,396,527

See Notes to Financial Statements.

35

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$22,873,257	$41,116,342
Net realized gain (loss)	(5,546,304)	(12,236,986)
Change in net unrealized appreciation (depreciation)	73,069,574	(78,841,755)
Net increase (decrease) in net assets resulting from operations	90,396,527	(49,962,399)

Distributions to Shareholders
From earnings:
Investor Class	(3,340,850)	(7,216,652)
G Class	(19,624,565)	(34,400,787)
Decrease in net assets from distributions	(22,965,415)	(41,617,439)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	391,410,936	(77,018,635)

Net increase (decrease) in net assets	458,842,048	(168,598,473)

Net Assets
Beginning of period	534,197,182	702,795,655
End of period	$993,039,230	$534,197,182

See Notes to Financial Statements.

36

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
37

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocation, Inc. own, in aggregate, 64% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	G Class
0.775%	0.000%(1)
(1) Annual management fee before waiver was 0.525%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended September 30, 2020 were $277,111,141 and $240,269,792, respectively.

On August 13, 2020, the fund received investment securities valued at $339,645,979 from a purchase in kind from other products managed by the fund's investment advisor. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	236,742	$2,173,290	160,642	$1,527,819
Issued in reinvestment of distributions	369,957	3,340,850	758,569	7,216,652
Redeemed	(966)	(8,862)	(3,167,519)	(29,788,480)
	605,733	5,505,278	(2,248,308)	(21,044,009)
G Class
Sold	42,031,126	390,178,240	2,570,023	24,417,668
Issued in reinvestment of distributions	2,162,386	19,624,565	3,615,672	34,400,787
Redeemed	(2,595,071)	(23,897,147)	(12,076,037)	(114,793,081)
	41,598,441	385,905,658	(5,890,342)	(55,974,626)
Net increase (decrease)	42,204,174	$391,410,936	(8,138,650)	$(77,018,635)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$915,713,652	—
Preferred Stocks	—	23,331,481	—
Bank Loan Obligations	—	16,313,747	—
Common Stocks	$2,640,653	—	—
Convertible Bonds	—	980,698	—
Escrow Interests	—	65,294	—
Warrants	—	31,049	—
Temporary Cash Investments	17,242,772	—	—
	$19,883,425	$956,435,921	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.
The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,007,724,299
Gross tax appreciation of investments	$23,161,991
Gross tax depreciation of investments	(54,566,944)
Net tax appreciation (depreciation) of investments	$(31,404,953)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(2,503,022) and accumulated long-term capital losses of $(15,633,277), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$8.23	0.26	1.04	1.30	(0.26)	—	(0.26)	$9.27	15.98%	0.78%(4)	0.78%(4)	5.85%(4)	5.85%(4)	35%	$119,760
2020	$9.62	0.53	(1.39)	(0.86)	(0.53)	—	(0.53)	$8.23	(9.51)%	0.78%	0.81%	5.51%	5.48%	58%	$101,337
2019	$9.77	0.55	(0.15)	0.40	(0.55)	—	(0.55)	$9.62	4.21%	0.78%	0.86%	5.66%	5.58%	38%	$140,096
2018(5)	$10.00	0.43	(0.21)	0.22	(0.43)	(0.02)	(0.45)	$9.77	2.18%	0.81%(4)	0.85%(4)	5.04%(4)	5.00%(4)	64%	$142,308
G Class
2020(3)	$8.23	0.30	1.04	1.34	(0.30)	—	(0.30)	$9.27	16.43%	0.00%(4)(6)	0.53%(4)	6.63%(4)	6.10%(4)	35%	$873,279
2020	$9.62	0.60	(1.38)	(0.78)	(0.61)	—	(0.61)	$8.23	(8.80)%	0.01%	0.56%	6.28%	5.73%	58%	$432,861
2019	$9.77	0.62	(0.15)	0.47	(0.62)	—	(0.62)	$9.62	5.02%	0.01%	0.61%	6.43%	5.83%	38%	$562,700
2018(5)	$10.00	0.50	(0.22)	0.28	(0.49)	(0.02)	(0.51)	$9.77	2.76%	0.12%(4)	0.61%(4)	5.73%(4)	5.24%(4)	64%	$670,244

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)May 19, 2017 (fund inception) through March 31, 2018.
(6)Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management, Inc. (the “Subadvisor”) acts as subadvisor to the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement and the subadvisory agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor, the Subadvisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor and the Subadvisor.

In connection with its consideration of the renewal of the management agreement and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor and the Subadvisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates, the Subadvisor and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in
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response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement and the subadvisory agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement and the subadvisory agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement and subadvisory agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor and the Subadvisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to seek the best execution of fund trades. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor and/or the Subadvisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was

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below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor and the Subadvisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to
45

provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement and the subadvisory agreement are fair and reasonable in light of the services provided and should be renewed.
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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.
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Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93336 2011

Semiannual Report

September 30, 2020

Prime Money Market Fund
Investor Class (BPRXX)
A Class (ACAXX)
C Class (ARCXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
7-Day Current Yields	Investor Class	A Class	C Class
After waiver(1)	0.01%	0.01%	0.01%
Before waiver	-0.33%	-0.58%	-1.08%
7-Day Effective Yields	Investor Class	A Class	C Class
After waiver(1)	0.01%	0.01%	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	50 days
Weighted Average Life	77 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	64%
31-90 days	18%
91-180 days	12%
More than 180 days	6%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.90	$2.36	0.47%
A Class	$1,000	$1,000.40	$2.81	0.56%
C Class	$1,000	$1,000.10	$3.36	0.67%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
A Class	$1,000	$1,022.26	$2.84	0.56%
C Class	$1,000	$1,021.71	$3.40	0.67%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 44.3%
Barclays Bank plc, 0.16%, 10/9/20(2)	$17,250,000	$17,249,387
Bennington Stark Capital Co. LLC, 0.25%, 10/27/20 (LOC: Societe Generale SA)(2)	20,000,000	19,996,389
BNP Paribas SA, 0.19%, 11/4/20	17,500,000	17,496,860
CAFCO LLC, 0.22%, 10/6/20 (LOC: Citibank N.A.)(2)	35,000,000	34,998,930
CAFCO LLC, 0.20%, 2/2/21 (LOC: Citibank N.A.)(2)	2,100,000	2,098,589
Canadian Imperial Bank of Commerce, VRN, 0.28%, (1-month LIBOR plus 0.12%), 10/21/20(2)	10,000,000	10,000,000
Canadian Imperial Bank of Commerce, VRN, 0.36%, (3-month LIBOR plus 0.11%), 6/15/21(2)	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, VRN, 0.35%, (3-month LIBOR plus 0.12%), 6/18/21(2)	20,000,000	20,000,000
Chariot Funding LLC, 0.23%, 10/5/20 (LOC: JPMorgan Chase Bank N.A.)(2)	12,000,000	11,999,693
Chariot Funding LLC, 0.16%, 12/8/20 (LOC: JPMorgan Chase Bank N.A.)(2)	10,000,000	9,996,978
Chariot Funding LLC, 0.25%, 1/27/21 (LOC: JPMorgan Chase Bank N.A.)(2)	11,000,000	10,990,986
Chesham Finance Ltd. / Chesham Finance LLC, 0.10%, 10/1/20 (LOC: Societe Generale SA)(2)	27,200,000	27,200,000
CRC Funding LLC, 0.22%, 10/13/20 (LOC: Citibank N.A.)(2)	24,000,000	23,998,240
Crown Point Capital Co. LLC, 0.14%, 10/1/20 (LOC: Credit Suisse AG)(2)	12,000,000	12,000,000
Crown Point Capital Co. LLC, 0.29%, 11/5/20 (LOC: Credit Suisse AG)(2)	17,250,000	17,245,304
Crown Point Capital Co. LLC, 0.37%, 12/31/20 (LOC: Credit Suisse AG)(2)	40,000,000	40,000,000
Exxon Mobil Corp., 0.11%, 10/22/20	8,900,000	8,899,429
Exxon Mobil Corp., 0.17%, 2/1/21	6,000,000	5,996,515
Exxon Mobil Corp., 0.23%, 3/22/21	10,000,000	9,989,011
Exxon Mobil Corp., 0.19%, 3/24/21	4,500,000	4,495,867
Exxon Mobil Corp., 0.19%, 3/25/21	26,000,000	25,975,986
Fairway Finance Co. LLC, 0.31%, 11/19/20 (LOC: Bank of Montreal)(2)	6,000,000	5,997,550
Goldman Sachs International, 0.26%, 6/21/21(2)	17,500,000	17,468,038
Kaiser Foundation Hospitals, 0.18%, 2/4/21	23,225,000	23,210,368
Liberty Street Funding LLC, 0.22%, 10/7/20 (LOC: Bank of Nova Scotia)(2)	20,000,000	19,999,267
Lloyds Bank plc, 0.16%, 12/8/20	15,000,000	14,995,467
LMA-Americas LLC, 0.27%, 10/2/20 (LOC: Credit Agricole Corporate and Investment Bank)(2)	18,000,000	17,999,870
LMA-Americas LLC, 0.31%, 10/15/20 (LOC: Credit Agricole Corporate and Investment Bank)(2)	5,000,000	4,999,417
LMA-Americas LLC, 0.29%, 10/26/20 (LOC: Credit Agricole Corporate and Investment Bank)(2)	3,000,000	2,999,417
LMA-Americas LLC, 0.36%, 11/24/20 (LOC: Credit Agricole Corporate and Investment Bank)(2)	8,000,000	7,995,800
Longship Funding LLC, 0.15%, 11/6/20 (LOC: Nordea Bank)(2)	5,400,000	5,399,190
Longship Funding LLC, 0.15%, 11/23/20 (LOC: Nordea Bank)(2)	10,000,000	9,997,792
6

	Principal Amount	Value
Nordea Bank Abp, 0.20%, 11/19/20(2)	$12,600,000	$12,596,656
Old Line Funding LLC, 0.23%, 10/1/20 (LOC: Royal Bank of Canada)(2)	10,000,000	10,000,000
Old Line Funding LLC, 0.27%, 11/24/20 (LOC: Royal Bank of Canada)(2)	10,000,000	9,996,100
Old Line Funding LLC, VRN, 0.21%, (Daily EFFR plus 0.12%), 11/19/20 (LOC: Royal Bank of Canada)(2)	20,000,000	20,000,000
Old Line Funding LLC, VRN, 0.37%, (Daily EFFR plus 0.28%), 1/4/21 (LOC: Royal Bank of Canada)(2)	25,000,000	25,000,000
Ridgefield Funding Co. LLC, 0.20%, 11/17/20 (LOC: BNP Paribas)(2)	20,000,000	19,994,778
Ridgefield Funding Co. LLC, VRN, 0.25%, (1-month LIBOR plus 0.10%), 2/5/21 (LOC: BNP Paribas)(2)	40,000,000	40,000,000
Sheffield Receivables Co. LLC, 0.19%, 11/12/20 (LOC: Barclays Bank plc)(2)	23,000,000	22,995,036
Sheffield Receivables Co. LLC, 0.19%, 11/16/20 (LOC: Barclays Bank plc)(2)	4,750,000	4,748,847
Sheffield Receivables Co. LLC, 0.20%, 12/10/20 (LOC: Barclays Bank plc)(2)	12,750,000	12,745,042
Societe Generale SA, 0.19%, 11/19/20(2)	2,500,000	2,499,370
Thunder Bay Funding LLC, 0.32%, 1/19/21 (LOC: Royal Bank of Canada)(2)	26,550,000	26,524,851
Toronto-Dominion Bank (The), VRN, 0.42%, (3-month LIBOR plus 0.14%), 11/16/20(2)	3,000,000	3,000,000
Toronto-Dominion Bank (The), VRN, 0.45%, (3-month LIBOR plus 0.20%), 5/3/21(2)	10,000,000	10,000,000
Toyota Motor Credit Corp., 0.38%, 11/24/20	5,000,000	4,997,225
Toyota Motor Credit Corp., 0.22%, 2/16/21	10,000,000	9,991,567
Toyota Motor Credit Corp., VRN, 0.26%, (1-month LIBOR plus 0.11%), 11/18/20	25,000,000	25,000,000
Toyota Motor Credit Corp., VRN, 0.30%, (3-month LIBOR plus 0.02%), 1/4/21	12,000,000	12,000,000
TOTAL COMMERCIAL PAPER		758,779,812
MUNICIPAL SECURITIES — 23.4%
Alameda Public Financing Authority Rev., (Alameda Point Improvement Project), VRDN, 0.20%, 10/6/20 (LOC: MUFG Union Bank N.A.)	2,850,000	2,850,000
Alaska Housing Finance Corp. Rev., VRDN, 0.15%, 10/6/20	15,000,000	15,000,000
Alaska Housing Finance Corp. Rev., VRDN, 0.18%, 10/6/20	19,200,000	19,200,000
Alaska Housing Finance Corp. Rev., VRDN, 0.14%, 10/1/20 (SBBPA: FHLB)	1,400,000	1,400,000
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 0.18%, 10/6/20 (LOC: Bank of America N.A.)	2,885,000	2,885,000
Chicago Midway International Airport Rev., VRDN, 0.13%, 10/6/20 (LOC: Bank of Montreal)	3,880,000	3,880,000
City of Wilkes-Barre GO, VRDN, 0.21%, 10/6/20 (LOC: PNC Bank N.A.)	1,560,000	1,560,000
Colorado Housing and Finance Authority Rev., VRDN, 0.16%, 10/6/20 (SBBPA: FHLB)	1,175,000	1,175,000
Colorado Housing and Finance Authority Rev., VRDN, 0.12%, 10/6/20 (SBBPA: Royal Bank of Canada)	7,000,000	7,000,000
Connecticut State Health & Educational Facilities Authority Rev., (Kingswood Oxford School, Inc.), VRDN, 0.15%, 10/6/20 (LOC: Bank of America N.A.)	4,625,000	4,625,000
Gulf Coast Authority Rev., (Exxon Mobil Corp.), VRDN, 0.13%, 10/1/20	6,230,000	6,230,000
Hesperia Public Financing Authority Rev., VRDN, 0.23%, 10/6/20 (LOC: Bank of the West)	2,770,000	2,770,000
7

	Principal Amount	Value
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), VRDN, 0.13%, 10/7/20 (SBBPA: JPMorgan Chase Bank N.A.)	$3,375,000	$3,375,000
Illinois Housing Development Authority Rev., VRDN, 0.14%, 10/6/20 (LIQ FAC: FHLB)	7,230,000	7,230,000
Illinois Housing Development Authority Rev., VRDN, 0.17%, 10/6/20 (SBBPA: FHLB)	5,000,000	5,000,000
Illinois Housing Development Authority Rev., VRDN, 0.18%, 10/6/20 (SBBPA: FHLB)	12,700,000	12,700,000
Kansas City Rev., VRDN, 0.15%, 10/6/20 (LOC: JPMorgan Chase Bank N.A.)	2,460,000	2,460,000
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.13%, 10/1/20 (LOC: JPMorgan Chase Bank N.A.)	1,600,000	1,600,000
Lower Neches Valley Authority Industrial Development Corp. Rev., (Exxon Capital Ventures, Inc.), VRDN, 0.13%, 10/1/20 (GA: Exxon Mobil Corp.)	5,835,000	5,835,000
Macon-Bibb County Industrial Authority Rev., (Bass Pro Outdoor World LLC), VRDN, 0.17%, 10/6/20 (LOC: Bank of America N.A.)(2)	8,550,000	8,550,000
Massachusetts Educational Financing Authority, 0.18%, 12/2/20 (LOC: Royal Bank of Canada)	6,000,000	6,000,000
Memphis Health Educational & Housing Facility Board Rev., (Pedcor Investments 2007-CIII LP), VRDN, 0.18%, 10/6/20 (LOC: U.S. Bank N.A.)	1,220,000	1,220,000
Michigan Finance Authority Rev., (School Loan Revolving Fund), VRDN, 0.16%, 10/6/20 (LOC: Bank of America N.A.)	23,650,000	23,650,000
Mizuho Floater/Residual Trust Rev., VRDN, 0.27%, 10/6/20 (LOC: FHLMC) (LIQ FAC: Mizuho Capital Markets LLC)(2)	32,500,000	32,500,000
Nebraska Investment Finance Authority Rev., VRDN, 0.15%, 10/6/20 (LOC: GNMA, FNMA and FHLMC) (SBBPA: FHLB)	14,430,000	14,430,000
New Jersey Health Care Facilities Financing Authority Rev., (AHS Hospital Corp.), VRDN, 0.12%, 10/6/20 (LOC: JPMorgan Chase Bank N.A.)	7,050,000	7,050,000
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services), VRDN, 0.15%, 10/6/20 (LOC: JPMorgan Chase Bank N.A.)	9,400,000	9,400,000
New York City GO, VRDN, 0.13%, 10/1/20 (SBBPA: JPMorgan Chase Bank N.A.)	2,820,000	2,820,000
New York City Housing Development Corp. Rev., (BX Parkview Associates LLC), VRDN, 0.15%, 10/7/20 (LOC: Citibank N.A.)	5,735,000	5,735,000
New York State Dormitory Authority Rev., 5.00%, 3/31/21	7,650,000	7,818,627
New York State Dormitory Authority Rev., (Blythedale Children's Hospital), VRDN, 0.15%, 10/6/20 (LOC: TD Bank N.A.)	500,000	500,000
Orange County Housing Finance Authority Rev., (Marbella Pointe Development Group LLLP), VRDN, 0.17%, 10/6/20 (LOC: JPMorgan Chase Bank N.A.)	4,550,000	4,550,000
Pasadena Public Financing Authority Rev., VRDN, 0.81%, 10/6/20 (SBBPA: Bank of the West)	11,860,000	11,860,000
Peralta Community College District Rev., VRDN, 0.16%, 10/6/20 (LOC: Barclays Bank plc)	8,400,000	8,400,000
Philadelphia, 0.16%, 11/5/20 (LOC: Citibank N.A.)	5,962,000	5,962,000
Port of Tacoma Rev., VRDN, 0.15%, 10/6/20 (LOC: PNC Bank N.A.)	5,000,000	5,000,000
Rhode Island Health & Educational Building Corp. Rev., (Bryant University), VRDN, 0.14%, 10/6/20 (LOC: TD Bank N.A.)	4,925,000	4,925,000
San Diego Housing Authority Rev., (Studio 15 Housing Partners LP), VRDN, 0.18%, 10/6/20 (LOC: Citibank N.A.)	3,250,000	3,250,000
South Dakota Housing Development Authority Rev., VRDN, 0.21%, 10/6/20 (SBBPA: South Dakota Housing Development Authority)	25,000,000	25,000,000
State of California, 0.17%, 11/10/20 (LOC: Royal Bank of Canada)	5,895,000	5,894,936
State of Texas GO, VRDN, 0.13%, 10/6/20 (SBBPA: U.S. Bank N.A.)	14,750,000	14,750,000
8

	Principal Amount	Value
State of Texas Rev., 4.00%, 8/26/21	$62,460,000	$64,577,500
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.16%, 10/6/20 (LOC: Barclays Bank plc) (LIQ FAC: Barclays Bank plc)(2)	3,420,000	3,420,000
University of California, 0.24%, 10/26/20	2,500,000	2,499,583
Westchester County Healthcare Corp. Rev., (Senior Lien), VRDN, 0.13%, 10/6/20 (LOC: TD Bank N.A.)	6,110,000	6,110,000
Westmoreland County Industrial Development Authority Rev., (Excela Health), VRDN, 0.25%, 10/6/20 (LOC: PNC Bank N.A.)	1,155,000	1,155,000
Yale University, 0.16%, 10/2/20	6,410,000	6,409,972
Yale University, 0.22%, 10/6/20	1,300,000	1,299,960
TOTAL MUNICIPAL SECURITIES		401,512,578
U.S. TREASURY SECURITIES (1) — 11.4%
U.S. Treasury Bills, 0.05%, 10/1/20	950,000	950,000
U.S. Treasury Bills, 0.09%, 10/15/20	61,382,500	61,379,584
U.S. Treasury Bills, 0.11%, 10/22/20	20,000,000	19,998,775
U.S. Treasury Bills, 0.14%, 10/29/20	35,000,000	34,996,189
U.S. Treasury Bills, 0.17%, 11/3/20	5,000,000	4,999,221
U.S. Treasury Bills, 0.09%, 11/10/20	2,300,000	2,299,779
U.S. Treasury Bills, 0.18%, 12/24/20	12,000,000	11,995,100
U.S. Treasury Bills, 0.10%, 12/31/20	10,000,000	9,997,472
U.S. Treasury Bills, 0.12%, 3/4/21	1,400,000	1,399,299
U.S. Treasury Cash Management Bills, 0.10%, 3/2/21	14,800,000	14,793,751
U.S. Treasury Notes, VRN, 0.15%, (3-month USBMMY plus 0.05%), 10/31/20	10,000,000	9,999,956
U.S. Treasury Notes, VRN, 0.22%, (3-month USBMMY plus 0.12%), 1/31/21	20,000,000	19,997,224
U.S. Treasury Notes, VRN, 0.21%, (3-month USBMMY plus 0.11%), 4/30/22	2,500,000	2,500,638
TOTAL U.S. TREASURY SECURITIES		195,306,988
CORPORATE BONDS — 10.7%
CHS Properties, Inc., VRDN, 0.26%, 10/7/20 (LOC: Wells Fargo Bank N.A.)	191,000	191,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.18%, 10/6/20 (LOC: FHLB)	18,385,000	18,385,000
East Grand Office Park LP, VRDN, 0.19%, 10/6/20 (LOC: FHLB)	3,480,000	3,480,000
Fiore Capital LLC, VRDN, 0.35%, 10/7/20 (LOC: Wells Fargo Bank N.A.)	13,530,000	13,530,000
General Secretariat of the Organization of American States, VRDN, 0.20%, 11/13/20 (LOC: Bank of America N.A.)	14,515,000	14,515,000
HHH Investment Co. LLC, VRDN, 0.25%, 10/7/20 (LOC: Bank of the West)	12,690,000	12,690,000
Labcon North America, VRDN, 0.24%, 10/6/20 (LOC: Bank of the West)	2,100,000	2,100,000
Ness Family Partners LP, VRDN, 0.24%, 10/7/20 (LOC: Bank of the West)	5,545,000	5,545,000
Partisan Property, Inc., VRDN, 0.15%, 10/6/20 (LOC: Wells Fargo Bank N.A.)	6,122,400	6,122,400
Providence Health & Services Obligated Group, VRDN, 0.26%, 10/6/20 (LOC: U.S. Bank N.A.)	39,115,000	39,115,000
Relay Relay LLC, VRDN, 0.18%, 10/6/20 (LOC: FHLB)	6,045,000	6,045,000
Sidal Realty Co. LP, VRDN, 0.17%, 10/6/20 (LOC: Wells Fargo Bank N.A.)	5,505,000	5,505,000
Tallahassee Orthopedic Center LC, VRDN, 0.40%, 10/1/20 (LOC: Wells Fargo Bank N.A.)	1,710,000	1,710,000
Toyota Motor Credit Corp., MTN, VRN, 0.47%, (SOFR plus 0.40%), 10/23/20	10,000,000	9,996,978
9

	Principal Amount	Value
World Wildlife Fund, Inc., VRDN, 0.21%, 10/8/20 (LOC: JPMorgan Chase Bank N.A.)	$43,425,000	$43,425,000
TOTAL CORPORATE BONDS		182,355,378
CERTIFICATES OF DEPOSIT — 10.5%
Bank of Montreal, VRN, 0.30%, (Daily EFFR plus 0.21%), 2/8/21	30,000,000	30,000,000
Bank of Montreal, VRN, 0.27%, (1-month LIBOR plus 0.11%), 9/9/21	11,500,000	11,500,000
Bank of Montreal, VRN, 0.27%, (SOFR plus 0.20%), 9/29/21	7,500,000	7,500,000
Bank of Nova Scotia (The), VRN, 0.49%, (1-month LIBOR plus 0.33%), 10/2/20	10,000,000	10,000,000
Canadian Imperial Bank of Commerce, 0.26%, 9/29/21	10,000,000	10,000,000
Nordea Bank Abp, VRN, 0.35%, (3-month LIBOR plus 0.10%), 5/21/21	25,000,000	25,000,792
Skandinaviska Enskilda Banken AB, 0.21%, 3/19/21	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp., 0.19%, 11/10/20(2)	10,000,000	10,000,000
Toronto-Dominion Bank, VRN, 0.44%, (Daily EFFR plus 0.35%), 6/4/21	20,000,000	20,000,000
Wells Fargo Bank N.A., VRN, 0.37%, (3-month LIBOR plus 0.09%), 1/15/21	30,000,000	30,000,000
TOTAL CERTIFICATES OF DEPOSIT		179,000,792
U.S. GOVERNMENT AGENCY SECURITY(1) — 0.2%
Federal Home Loan Bank, 0.09%, 10/9/20	3,900,000	3,899,922
TOTAL INVESTMENT SECURITIES — 100.5%		1,720,855,470
OTHER ASSETS AND LIABILITIES — (0.5)%		(7,710,033)
TOTAL NET ASSETS — 100.0%		$1,713,145,437
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NOTES TO SCHEDULE OF INVESTMENTS
EFFR	-	Effective Federal Funds Rate
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
SOFR	-	Secured Overnight Financing Rate
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $650,201,517, which represented 38.0% of total net assets.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,720,855,470
Cash	107,668
Receivable for investments sold	3,875,000
Receivable for capital shares sold	1,629,489
Interest receivable	577,902
1,727,045,529

Liabilities
Payable for investments purchased	9,997,479
Payable for capital shares redeemed	3,552,289
Accrued management fees	350,227
Dividends payable	97
13,900,092

Net Assets	$1,713,145,437

Net Assets Consist of:
Capital paid in	$1,713,179,875
Distributable earnings	(34,438)
$1,713,145,437

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,683,762,734	1,683,945,045	$1.00
A Class	$21,214,579	21,203,500	$1.00
C Class	$8,168,124	8,166,474	$1.00

See Notes to Financial Statements.
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Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,491,781

Expenses:
Management fees	4,753,312
Distribution and service fees:
A Class	26,386
C Class	80,438
Trustees' fees and expenses	62,826
Other expenses	1,435
4,924,397
Fees waived	(913,483)
4,010,914

Net investment income (loss)	1,480,867

Net realized gain (loss) on investment transactions	74

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,480,941

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$1,480,867	$22,496,622
Net realized gain (loss)	74	(34,851)
Net increase (decrease) in net assets resulting from operations	1,480,941	22,461,771

Distributions to Shareholders
From earnings:
Investor Class	(1,469,302)	(22,095,996)
A Class	(9,214)	(273,245)
C Class	(1,991)	(134,526)
Decrease in net assets from distributions	(1,480,507)	(22,503,767)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	73,952,529	269,759,376

Net increase (decrease) in net assets	73,952,963	269,717,380

Net Assets
Beginning of period	1,639,192,474	1,369,475,094
End of period	$1,713,145,437	$1,639,192,474

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

The fund offers the Investor Class, A Class and C Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.
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Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2370% to 0.3500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The total amount of the waiver for each class for the period ended September 30, 2020 was $817,057, $10,493, and $8,198 for Investor Class, A Class, and C Class, respectively. The effective annual management fee before waiver for each class for the period ended September 30, 2020 was 0.56%. The effective annual management fee after waiver for each class for the period ended September 30, 2020 was 0.46% for Investor Class, 0.46% for A Class, and 0.48% for C Class.
Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for the period ended September 30, 2020 was $16,519 and $61,216 for the A Class and C Class, respectively. The effective annual distribution and service fee after waiver was 0.09% for the A Class and 0.18% for C Class.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $5,445,000 and $680,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

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4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	520,282,567	$520,282,567	964,711,949	$964,711,949
Issued in reinvestment of distributions	1,444,680	1,444,680	21,831,093	21,831,093
Redeemed	(432,456,308)	(432,456,308)	(728,795,941)	(728,795,941)
	89,270,939	89,270,939	257,747,101	257,747,101
A Class
Sold	4,417,706	4,417,706	13,145,308	13,145,308
Issued in reinvestment of distributions	9,141	9,141	271,097	271,097
Redeemed	(4,660,469)	(4,660,469)	(11,814,901)	(11,814,901)
	(233,622)	(233,622)	1,601,504	1,601,504
C Class
Sold	7,358,438	7,358,438	14,897,813	14,897,813
Issued in reinvestment of distributions	1,981	1,981	134,407	134,407
Redeemed	(22,445,207)	(22,445,207)	(4,621,449)	(4,621,449)
	(15,084,788)	(15,084,788)	10,410,771	10,410,771
Net increase (decrease)	73,952,529	$73,952,529	269,759,376	$269,759,376

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

6. Risk Factors

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

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7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(34,872), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2020(2)	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.09%	0.47%(4)	0.57%(4)	0.18%(4)	0.08%(4)	$1,683,763
2020	$1.00	0.02	—(3)	0.02	(0.02)	—(3)	(0.02)	$1.00	1.61%	0.58%	0.58%	1.58%	1.58%	$1,594,491
2019	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.79%	0.58%	0.58%	1.78%	1.78%	$1,336,785
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.78%	0.58%	0.58%	0.77%	0.77%	$1,237,530
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.19%	0.58%	0.58%	0.17%	0.17%	$1,268,148
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.30%	0.58%	0.02%	(0.26)%	$1,563,574
A Class
2020(2)	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.04%	0.56%(4)	0.82%(4)	0.09%(4)	(0.17)%(4)	$21,215
2020	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	1.36%	0.83%	0.83%	1.33%	1.33%	$21,448
2019	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.54%	0.83%	0.83%	1.53%	1.53%	$19,847
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.65%	0.70%	0.83%	0.65%	0.52%	$24,012
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.19%	0.58%	0.83%	0.17%	(0.08)%	$25,649
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.32%	0.83%	0.00%(5)	(0.51)%	$209,165

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2020(2)	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.67%(4)	1.32%(4)	(0.02)%(4)	(0.67)%(4)	$8,168
2020	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	0.85%	1.33%	1.33%	0.83%	0.83%	$23,253
2019	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	1.03%	1.33%	1.33%	1.03%	1.03%	$12,843
2018	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.40%	0.96%	1.33%	0.39%	0.02%	$12,067
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.19%	0.58%	1.33%	0.17%	(0.58)%	$9,958
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.32%	1.33%	0.00%(5)	(1.01)%	$9,526

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2020 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.
(5)Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
21

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:
Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was at the median of its peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and
22

consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to
23

Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes
26

Notes
27

Notes
28

Notes
29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90818 2011

Semiannual Report

September 30, 2020

Short Duration Fund
Investor Class (ACSNX)
I Class (ASHHX)
A Class (ACSQX)
C Class (ACSKX)
R Class (ACSPX)
R5 Class (ACSUX)
R6 Class (ASDDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Portfolio at a Glance
Average Duration (effective)	1.9 years
Weighted Average Life to Maturity	2.9 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	32.8%
U.S. Treasury Securities	31.5%
Collateralized Mortgage Obligations	16.1%
Asset-Backed Securities	15.1%
Collateralized Loan Obligations	3.3%
U.S. Government Agency Securities	2.7%
U.S. Government Agency Mortgage-Backed Securities	0.3%
Bank Loan Obligations	—*
Temporary Cash Investments	1.7%
Other Assets and Liabilities	(3.5)%
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,039.70	$3.02	0.59%
I Class	$1,000	$1,040.20	$2.51	0.49%
A Class	$1,000	$1,038.40	$4.29	0.84%
C Class	$1,000	$1,034.50	$8.11	1.59%
R Class	$1,000	$1,037.10	$5.57	1.09%
R5 Class	$1,000	$1,040.70	$2.00	0.39%
R6 Class	$1,000	$1,041.00	$1.74	0.34%
Hypothetical
Investor Class	$1,000	$1,022.11	$2.99	0.59%
I Class	$1,000	$1,022.61	$2.48	0.49%
A Class	$1,000	$1,020.86	$4.26	0.84%
C Class	$1,000	$1,017.10	$8.04	1.59%
R Class	$1,000	$1,019.60	$5.52	1.09%
R5 Class	$1,000	$1,023.11	$1.98	0.39%
R6 Class	$1,000	$1,023.36	$1.72	0.34%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 32.8%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.70%, 5/1/22	$1,000,000	$1,019,925
Air Freight and Logistics — 0.2%
FedEx Corp., 3.40%, 1/14/22	1,000,000	1,036,934
Automobiles — 1.7%
American Honda Finance Corp., MTN, 1.20%, 7/8/25	760,000	766,418
Daimler Finance North America LLC, 3.40%, 2/22/22(1)	1,000,000	1,035,817
Ford Motor Credit Co. LLC, 5.09%, 1/7/21	1,200,000	1,204,500
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	2,000,000	1,972,720
General Motors Financial Co., Inc., 3.20%, 7/6/21	1,500,000	1,522,988
General Motors Financial Co., Inc., 4.20%, 11/6/21	1,000,000	1,032,682
		7,535,125
Banks — 4.7%
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	1,520,000	1,520,000
Bank of America Corp., VRN, 3.00%, 12/20/23	2,713,000	2,850,291
Bank of Montreal, MTN, 1.85%, 5/1/25	1,380,000	1,440,652
BBVA Bancomer SA, 6.75%, 9/30/22	1,100,000	1,187,175
BBVA Bancomer SA, 1.875%, 9/18/25(1)	1,000,000	978,250
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	820,000	827,841
Citigroup, Inc., VRN, 3.11%, 4/8/26	770,000	829,633
DNB Bank ASA, VRN, 1.13%, 9/16/26(1)	550,000	549,021
FNB Corp., 2.20%, 2/24/23	530,000	535,296
JPMorgan Chase & Co., VRN, 2.08%, 4/22/26	1,935,000	2,024,066
National Bank of Canada, VRN, 0.90%, 8/15/23	750,000	753,316
Natwest Group plc, VRN, 2.36%, 5/22/24	149,000	153,010
Royal Bank of Canada, MTN, 1.15%, 6/10/25	720,000	729,970
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26	610,000	600,863
Sumitomo Mitsui Trust Bank Ltd., 0.80%, 9/12/23(1)	1,200,000	1,203,072
Synchrony Bank, 3.65%, 5/24/21	1,000,000	1,015,206
Toronto-Dominion Bank (The), MTN, 0.75%, 6/12/23	840,000	845,374
Wells Fargo & Co., VRN, 2.19%, 4/30/26	1,060,000	1,102,558
Wells Fargo Bank N.A., VRN, 2.08%, 9/9/22	2,000,000	2,028,697
		21,174,291
Beverages — 0.2%
PepsiCo, Inc., 0.75%, 5/1/23	800,000	809,148
Biotechnology — 2.3%
AbbVie, Inc., 2.30%, 11/21/22(1)	4,670,000	4,834,491
Amgen, Inc., 3.625%, 5/15/22	1,500,000	1,566,894
Gilead Sciences, Inc., 3.25%, 9/1/22	1,500,000	1,573,318
Gilead Sciences, Inc., 0.75%, 9/29/23	2,110,000	2,114,608
		10,089,311
Capital Markets — 1.8%
Ares Capital Corp., 3.25%, 7/15/25	1,360,000	1,353,356
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)	250,000	261,018
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(1)	1,155,000	1,194,457
Goldman Sachs Group, Inc. (The), 3.00%, 4/26/22	850,000	862,380
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	675,000	745,835
6

	Principal Amount	Value
Morgan Stanley, VRN, 2.19%, 4/28/26	$2,330,000	$2,442,711
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	360,000	362,414
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	605,000	599,054
		7,821,225
Commercial Services and Supplies†
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	179,000	179,627
Communications Equipment†
Juniper Networks, Inc., 4.50%, 3/15/24	159,000	177,823
Consumer Finance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24	700,000	694,660
Capital One Bank USA N.A., 3.375%, 2/15/23	1,400,000	1,480,520
		2,175,180
Diversified Financial Services — 0.3%
AIG Global Funding, 0.90%, 9/22/25(1)	1,045,000	1,038,933
NatWest Markets plc, 2.375%, 5/21/23(1)	401,000	413,094
		1,452,027
Diversified Telecommunication Services — 1.0%
Deutsche Telekom International Finance BV, 1.95%, 9/19/21(1)	2,251,000	2,276,515
Ooredoo International Finance Ltd., MTN, 4.75%, 2/16/21	2,200,000	2,234,946
		4,511,461
Electric Utilities — 0.1%
Florida Power & Light Co., 2.85%, 4/1/25	500,000	549,426
Entertainment — 1.0%
Netflix, Inc., 5.50%, 2/15/22	1,000,000	1,050,000
Netflix, Inc., 3.625%, 6/15/25(1)	1,020,000	1,067,430
TWDC Enterprises 18 Corp., MTN, 2.125%, 9/13/22	1,165,000	1,202,157
Walt Disney Co. (The), 1.75%, 1/13/26	890,000	925,790
		4,245,377
Equity Real Estate Investment Trusts (REITs) — 1.4%
Equinix, Inc., 5.375%, 5/15/27	1,800,000	1,964,222
Federal Realty Investment Trust, 3.95%, 1/15/24	910,000	986,567
Retail Properties of America, Inc., 4.00%, 3/15/25	546,000	542,069
SBA Tower Trust, 1.88%, 7/15/50(1)	2,547,000	2,611,717
		6,104,575
Food and Staples Retailing — 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	1,000,000	1,017,750
Sysco Corp., 5.65%, 4/1/25	550,000	650,957
		1,668,707
Food Products — 0.6%
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21(1)	2,000,000	2,031,943
Mondelez International, Inc., 0.625%, 7/1/22	740,000	743,002
		2,774,945
Health Care Equipment and Supplies — 0.4%
Becton Dickinson and Co., 2.89%, 6/6/22	1,000,000	1,034,768
Stryker Corp., 1.15%, 6/15/25	750,000	760,109
		1,794,877
Health Care Providers and Services — 1.1%
Centene Corp., 4.75%, 1/15/25	2,000,000	2,058,100
CVS Health Corp., 3.70%, 3/9/23	863,000	924,722
Express Scripts Holding Co., 2.60%, 11/30/20	2,000,000	2,007,098
		4,989,920
7

	Principal Amount	Value
Hotels, Restaurants and Leisure — 0.2%
Starbucks Corp., 1.30%, 5/7/22	$710,000	$719,584
Household Durables — 0.6%
D.R. Horton, Inc., 2.55%, 12/1/20	1,000,000	1,003,414
Lennar Corp., 2.95%, 11/29/20	1,500,000	1,503,750
		2,507,164
Insurance — 1.2%
Athene Global Funding, 2.80%, 5/26/23(1)	403,000	420,499
Athene Global Funding, 2.50%, 1/14/25(1)	1,320,000	1,361,728
Athene Global Funding, 2.55%, 6/29/25(1)	320,000	329,580
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(1)	615,000	614,213
Protective Life Global Funding, 1.17%, 7/15/25(1)	1,350,000	1,361,379
Unum Group, 4.50%, 3/15/25	1,220,000	1,357,063
		5,444,462
Internet and Direct Marketing Retail — 0.1%
Expedia Group, Inc., 3.60%, 12/15/23(1)	500,000	511,191
Machinery — 0.5%
John Deere Capital Corp., MTN, 1.20%, 4/6/23	2,000,000	2,040,349
Media — 1.4%
Discovery Communications LLC, 3.95%, 6/15/25	491,000	554,060
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	774,000	910,168
ViacomCBS, Inc., 3.70%, 8/15/24	1,976,000	2,164,635
ViacomCBS, Inc., 4.75%, 5/15/25	535,000	614,424
WPP Finance 2010, 3.75%, 9/19/24	1,950,000	2,142,617
		6,385,904
Metals and Mining — 0.1%
Steel Dynamics, Inc., 2.40%, 6/15/25	510,000	532,592
Multi-Utilities — 1.2%
CenterPoint Energy, Inc., 3.60%, 11/1/21	2,000,000	2,065,805
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,551,349
Sempra Energy, 2.85%, 11/15/20	1,500,000	1,501,274
		5,118,428
Oil, Gas and Consumable Fuels — 3.9%
Chevron Corp., 1.14%, 5/11/23	1,250,000	1,274,908
Energy Transfer Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22	1,500,000	1,566,297
Exxon Mobil Corp., 1.57%, 4/15/23	2,000,000	2,058,799
Gazprom PJSC Via Gaz Capital SA, 6.00%, 1/23/21	2,200,000	2,235,495
HollyFrontier Corp., 2.625%, 10/1/23	1,350,000	1,354,499
Lukoil International Finance BV, 6.125%, 11/9/20	2,200,000	2,214,461
MPLX LP, 5.25%, 1/15/25	400,000	414,716
Petroleos Mexicanos, 4.875%, 1/24/22	2,050,000	2,077,706
Phillips 66, 4.30%, 4/1/22	2,000,000	2,109,723
Saudi Arabian Oil Co., MTN, 2.75%, 4/16/22	1,100,000	1,127,583
Williams Cos., Inc. (The), 7.875%, 9/1/21	1,000,000	1,066,274
		17,500,461
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co., 2.60%, 5/16/22	2,000,000	2,075,602
Bristol-Myers Squibb Co., 3.25%, 8/15/22	1,000,000	1,054,055
Elanco Animal Health, Inc., 4.91%, 8/27/21	1,000,000	1,028,750
Elanco Animal Health, Inc., 5.27%, 8/28/23	2,000,000	2,146,250
GlaxoSmithKline Capital plc, 0.53%, 10/1/23(2)	1,490,000	1,491,546
8

	Principal Amount	Value
Merck & Co., Inc., 0.75%, 2/24/26	$2,000,000	$2,007,672
Royalty Pharma plc, 0.75%, 9/2/23(1)	1,220,000	1,217,545
Upjohn, Inc., 1.125%, 6/22/22(1)	667,000	672,484
		11,693,904
Semiconductors and Semiconductor Equipment — 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	215,000	229,536
Broadcom, Inc., 2.25%, 11/15/23	540,000	561,788
Microchip Technology, Inc., 2.67%, 9/1/23(1)	460,000	476,520
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,090,000	1,152,370
		2,420,214
Software — 0.2%
Oracle Corp., 2.50%, 4/1/25	820,000	879,961
Technology Hardware, Storage and Peripherals — 1.0%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	331,000	332,046
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	828,000	908,313
Hewlett Packard Enterprise Co., 1.45%, 4/1/24	1,090,000	1,104,776
Seagate HDD Cayman, 4.25%, 3/1/22	778,000	812,228
Seagate HDD Cayman, 4.75%, 6/1/23	763,000	830,032
Seagate HDD Cayman, 4.875%, 3/1/24	476,000	518,198
		4,505,593
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., 2.40%, 3/27/25	1,500,000	1,614,387
Thrifts and Mortgage Finance — 0.5%
Nationwide Building Society, 1.00%, 8/28/25(1)	2,210,000	2,190,508
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 3.50%, 4/15/25(1)	855,000	938,978
VEON Holdings BV, 3.95%, 6/16/21	1,100,000	1,114,284
		2,053,262
TOTAL CORPORATE BONDS (Cost $143,636,647)		146,227,868
U.S. TREASURY SECURITIES — 31.5%
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	6,680,220	7,007,709
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	12,214,950	12,982,406
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	5,456,000	5,772,876
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	10,098,800	10,721,701
U.S. Treasury Notes, 1.375%, 10/31/20	800,000	800,838
U.S. Treasury Notes, 1.875%, 3/31/22(3)	1,000,000	1,026,016
U.S. Treasury Notes, 1.625%, 12/15/22	2,000,000	2,065,742
U.S. Treasury Notes, 0.50%, 3/15/23(3)	21,000,000	21,183,750
U.S. Treasury Notes, 0.25%, 4/15/23	4,000,000	4,010,781
U.S. Treasury Notes, 0.125%, 5/15/23	10,000,000	9,994,141
U.S. Treasury Notes, 0.25%, 6/15/23(3)	38,500,000	38,600,762
U.S. Treasury Notes, 0.125%, 8/15/23	26,600,000	26,576,101
TOTAL U.S. TREASURY SECURITIES (Cost $140,462,828)		140,742,823
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.1%
Private Sponsor Collateralized Mortgage Obligations — 9.6%
Angel Oak Mortgage Trust, Series 2019-6, Class A2 SEQ, VRN, 2.83%, 11/25/59(1)	2,217,181	2,252,717
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	315,923	319,150
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2 SEQ,VRN, 3.08%, 7/25/49(1)	2,299,865	2,367,087
9

	Principal Amount	Value
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3 SEQ, 3.19%, 7/25/49(1)	$1,533,243	$1,565,598
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 SEQ, 2.72%, 11/25/59(1)	2,095,877	2,152,716
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.77%, 8/25/34	530,963	526,476
COLT Mortgage Loan Trust, Series 2019-4, Class A2 SEQ, VRN, 2.84%, 11/25/49(1)	1,894,335	1,919,559
COLT Mortgage Loan Trust, Series 2020-1, Class A1 SEQ, VRN, 2.49%, 2/25/50(1)	1,432,304	1,451,194
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,775	1,584
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A1 SEQ, 1.70%, 4/25/65(1)	2,321,676	2,333,780
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(1)	846,990	869,293
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(1)	1,365,163	1,386,785
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1, 1.21%, 5/25/65(1)	3,000,000	2,999,951
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A2, 1.41%, 5/25/65(1)	3,000,000	2,999,971
GCAT Trust, Series 2019-NQM3, Class A3 SEQ, VRN, 3.04%, 11/25/59(1)	2,109,801	2,140,119
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.83%, 5/25/34	64,577	62,231
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.66%, 1/25/35	59,275	58,849
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.95%, 10/25/29(1)	273,813	285,145
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.23%, 11/21/34	222,725	225,282
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.78%, 2/25/35	219,354	225,094
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	1,284,798	1,398,631
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.65%, (1-month LIBOR plus 1.50%), 6/25/57(1)	1,133,411	1,136,869
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 SEQ, VRN, 3.60%, 4/25/49(1)	726,426	736,793
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	897,433	932,484
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	386,936	391,242
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	221,269	222,694
Starwood Mortgage Residential Trust, Series 2020-2, Class A1 SEQ, VRN, 2.72%, 4/25/60(1)	1,988,652	2,001,458
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.95%, 7/25/34	78,253	78,285
Verus Securitization Trust, Series 2017-1A, Class B2, VRN, 5.98%, 1/25/47(1)	1,326,000	1,373,802
Verus Securitization Trust, Series 2019-3, Class A1, 2.78%, 7/25/59(1)	1,283,837	1,310,736
Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 2.91%, 7/25/59(1)	1,621,308	1,664,158
10

	Principal Amount	Value
Verus Securitization Trust, Series 2020-1, Class A2 SEQ, 2.64%, 1/25/60(1)	$2,849,402	$2,910,673
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	2,175,000	2,259,614
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.00%, 4/25/36	300,102	281,924
		42,841,944
U.S. Government Agency Collateralized Mortgage Obligations — 6.5%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	2,365,489	2,170,741
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	1,658,311	1,536,926
FHLMC, Series 2014-DN3, Class M3, VRN, 4.15%, (1-month LIBOR plus 4.00%), 8/25/24	223,414	228,608
FHLMC, Series 2014-DN4, Class M3, VRN, 4.70%, (1-month LIBOR plus 4.55%), 10/25/24	490,345	494,756
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.90%, (1-month LIBOR plus 3.75%), 9/25/24	1,930,000	1,981,420
FHLMC, Series 2015-DNA1, Class M3, VRN, 3.45%, (1-month LIBOR plus 3.30%), 10/25/27	427,118	436,176
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.40%, (1-month LIBOR plus 3.25%), 5/25/25	550,000	552,417
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	958,865	993,245
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	1,869,860	1,948,187
FHLMC, Series 2020-DNA4, Class M2, VRN, 3.90%, (1-month LIBOR plus 3.75%), 8/25/50(1)	350,000	356,484
FNMA, Series 2006-60, Class KF, VRN, 0.45%, (1-month LIBOR plus 0.30%), 7/25/36	527,563	528,873
FNMA, Series 2009-33, Class FB, VRN, 0.97%, (1-month LIBOR plus 0.82%), 3/25/37	581,725	594,409
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	775,000	681,586
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	1,338,134	1,319,429
FNMA, Series 2014-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 7/25/24	2,723,124	2,391,846
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	383,330	399,120
FNMA, Series 2015-C01, Class 1M2, VRN, 4.45%, (1-month LIBOR plus 4.30%), 2/25/25	1,266,496	1,292,274
FNMA, Series 2015-C02, Class 1M2, VRN, 4.15%, (1-month LIBOR plus 4.00%), 5/25/25	1,253,877	1,273,917
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	851,737	874,697
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	17,389,015	2,995,865
FNMA, Series 2016-C03, Class 2M2, VRN, 6.05%, (1-month LIBOR plus 5.90%), 10/25/28	232,617	246,582
FNMA, Series 2016-C04, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 1/25/29	664,291	690,838
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	12,035,425	2,743,482
FNMA, Series 2017-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 10/25/29	1,102,216	1,101,296
FNMA, Series 2017-C05, Class 1M2, VRN, 2.35%, (1-month LIBOR plus 2.20%), 1/25/30	552,322	546,936
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	5,722,141	794,170
		29,174,280
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,065,254)		72,016,224
11

	Principal Amount	Value
ASSET-BACKED SECURITIES — 15.1%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 0.97%, (1-month LIBOR plus 0.83%), 5/25/34	$2,338,980	$2,285,813
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	337,500	338,253
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	1,302,120	1,337,804
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	1,340,000	1,373,804
DT Auto Owner Trust, Series 2020-3A, Class C, 1.47%, 6/15/26(1)	2,200,000	2,208,012
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 9/17/25(1)	2,623,000	2,629,718
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	618,301	658,692
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	1,098,267	1,109,536
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 0.81%, (1-month LIBOR plus 0.65%), 4/10/31(1)	213,765	213,716
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	1,397,788	1,446,027
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	1,664,845	1,689,503
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	2,246,767	2,265,951
MVW LLC, Series 2020-1A, Class A SEQ, 1.74%, 10/20/37(1)	2,516,607	2,548,899
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	384,949	384,491
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	213,378	214,466
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	166,616	167,164
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	958,927	992,379
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	1,068,646	1,089,666
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	2,121,052	2,132,199
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	1,997,569	2,018,611
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	2,700,000	2,789,432
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(1)	2,600,000	2,688,360
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	2,100,000	2,147,063
Progress Residential Trust, Series 2019-SFR4, Class A SEQ, 2.69%, 10/17/36(1)	2,650,000	2,733,227
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 4/17/37(1)	1,250,000	1,262,106
Progress Residential Trust, Series 2020-SFR2, Class A SEQ, 2.08%, 6/17/37(1)	1,200,000	1,228,834
Progress Residential Trust, Series 2020-SFR3, Class B SEQ, 1.50%, 10/17/27(1)(2)	2,937,000	2,936,981
Progress Residential Trust, Series 2020-SFR3, Class D SEQ, 1.90%, 10/17/27(1)(2)	2,800,000	2,799,974
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, 9/15/25	2,200,000	2,228,509
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	145,522	145,700
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	1,106,485	1,142,967
12

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(1)	$304,303	$316,216
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	846,343	870,888
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	556,093	548,931
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	700,795	681,980
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A SEQ, 1.33%, 7/20/37(1)	3,803,075	3,812,083
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(1)	2,900,000	2,919,351
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	1,042,364	1,084,528
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	383,945	411,180
Tricon American Homes, Series 2020-SFR1, Class B, 2.05%, 7/17/38(1)	1,500,000	1,533,304
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	4,000,000	4,073,878
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	702,541	707,270
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	474,148	475,015
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	509,358	527,812
TOTAL ASSET-BACKED SECURITIES (Cost $66,277,276)		67,170,293
COLLATERALIZED LOAN OBLIGATIONS — 3.3%
Ares LVI CLO Ltd., Series 2020-56A, Class B, VRN, 1.93%, (3-month LIBOR plus 1.70%), 10/25/31(1)(2)	2,300,000	2,300,000
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.67%, (3-month LIBOR plus 1.40%), 4/17/31(1)	3,400,000	3,343,832
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.87%, (3-month LIBOR plus 1.60%), 7/20/31(1)	500,000	489,967
Magnetite XXI Ltd., Series 2019-21A, Class A, VRN, 1.55%, (3-month LIBOR plus 1.28%), 4/20/30(1)	400,000	400,369
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.125%, (3-month LIBOR plus 1.85%), 1/15/33(1)	3,250,000	3,283,993
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 2.125%, (3-month LIBOR plus 1.85%), 10/15/32(1)	1,200,000	1,197,243
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.10%, (3-month LIBOR plus 1.85%), 4/20/31(1)	1,250,000	1,253,320
Parallel Ltd., Series 2020-1A, Class A1, VRN, 1.98%, (3-month LIBOR plus 1.83%), 7/20/31(1)	1,400,000	1,408,501
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 1.64%, (3-month LIBOR plus 1.40%), 4/25/31(1)	1,000,000	968,912
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,647,832)		14,646,137
U.S. GOVERNMENT AGENCY SECURITIES — 2.7%
FHLB, 0.375%, 9/4/25	1,100,000	1,100,143
FHLMC, 0.25%, 6/26/23	10,800,000	10,814,815
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $11,867,974)		11,914,958
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 3.44%, (1-year H15T1Y plus 2.25%), 9/1/35	218,870	232,081
FHLMC, VRN, 3.37%, (12-month LIBOR plus 1.87%), 7/1/36	27,836	29,470
13

	Principal Amount/Shares	Value
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.88%), 7/1/40	$86,253	$90,595
FHLMC, VRN, 3.02%, (12-month LIBOR plus 1.76%), 9/1/40	35,020	36,571
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	87,094	91,921
FHLMC, VRN, 3.42%, (12-month LIBOR plus 1.86%), 7/1/41	128,515	135,472
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.88%), 10/1/41	73,287	73,909
FHLMC, VRN, 3.67%, (12-month LIBOR plus 1.65%), 12/1/42	130,965	136,231
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	27,699	28,461
FHLMC, VRN, 3.19%, (12-month LIBOR plus 1.63%), 5/1/43	18,371	19,143
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	794	799
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.65%), 6/1/43	15,767	15,902
FNMA, VRN, 2.47%, (6-month LIBOR plus 1.57%), 6/1/35	83,824	87,139
FNMA, VRN, 2.51%, (6-month LIBOR plus 1.57%), 6/1/35	158,911	165,106
FNMA, VRN, 3.77%, (12-month LIBOR plus 1.72%), 12/1/37	3,579	3,635
FNMA, VRN, 2.34%, (12-month LIBOR plus 1.69%), 8/1/39	35,625	36,224
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	16,665	17,399
		1,200,058
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 5.50%, 12/1/36	776	863
FNMA, 3.50%, 3/1/34	223,916	240,366
FNMA, 5.50%, 7/1/36	1,550	1,773
		243,002
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,418,062)		1,443,060
BANK LOAN OBLIGATIONS(4)†
Pharmaceuticals†
Bausch Health Companies Inc., 2018 Term Loan B, 3.15%, (1-month LIBOR plus 3.00%), 6/2/25 (Cost $123,016)	122,472	120,278
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $3,001,227), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $2,942,933)		2,942,929
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/23, valued at $4,538,058), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $4,449,006)		4,449,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,521	2,521
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,394,450)		7,394,450
TOTAL INVESTMENT SECURITIES — 103.5% (Cost $456,893,339)		461,676,091
OTHER ASSETS AND LIABILITIES — (3.5)%		(15,583,871)
TOTAL NET ASSETS — 100.0%		$446,092,220

14

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	60	December 2020	$13,257,656	$1,763

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	30	December 2020	$4,185,937	$(8,270)
U.S. Treasury 5-Year Notes	366	December 2020	46,127,438	(48,980)
			$50,313,375	$(57,250)

^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†     Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $151,127,400, which represented 33.9% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $334,380.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.
15

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $456,893,339)	$461,676,091
Cash	123,701
Receivable for investments sold	774,433
Receivable for capital shares sold	989,929
Receivable for variation margin on futures contracts	43,165
Interest receivable	1,560,082
465,167,401

Liabilities
Payable for investments purchased	17,149,661
Payable for capital shares redeemed	1,704,467
Accrued management fees	178,824
Distribution and service fees payable	9,512
Dividends payable	32,717
19,075,181

Net Assets	$446,092,220

Net Assets Consist of:
Capital paid in	$448,935,123
Distributable earnings	(2,842,903)
$446,092,220

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$169,602,778	16,358,839	$10.37
I Class	$141,737,393	13,670,876	$10.37
A Class	$23,289,342	2,246,477	$10.37*
C Class	$5,473,806	527,785	$10.37
R Class	$969,194	93,412	$10.38
R5 Class	$26,475,748	2,553,575	$10.37
R6 Class	$78,543,959	7,582,014	$10.36
*Maximum offering price $10.61 (net asset value divided by 0.9775).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$4,175,065

Expenses:
Management fees	1,044,552
Distribution and service fees:
A Class	25,427
C Class	28,491
R Class	2,156
Trustees' fees and expenses	15,626
Other expenses	1,727
1,117,979

Net investment income (loss)	3,057,086

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,299,107
Futures contract transactions	511,422
Swap agreement transactions	(837,745)
2,972,784

Change in net unrealized appreciation (depreciation) on:
Investments	10,460,526
Futures contracts	(511,822)
9,948,704

Net realized and unrealized gain (loss)	12,921,488

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,978,574

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$3,057,086	$8,563,583
Net realized gain (loss)	2,972,784	2,778,283
Change in net unrealized appreciation (depreciation)	9,948,704	(6,282,728)
Net increase (decrease) in net assets resulting from operations	15,978,574	5,059,138

Distributions to Shareholders
From earnings:
Investor Class	(1,240,458)	(4,367,095)
I Class	(1,082,736)	(2,521,756)
A Class	(128,680)	(436,163)
C Class	(14,878)	(101,636)
R Class	(4,432)	(14,630)
R5 Class	(215,504)	(541,255)
R6 Class	(639,941)	(1,876,501)
Decrease in net assets from distributions	(3,326,629)	(9,859,036)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	39,731,973	(7,021,548)

Net increase (decrease) in net assets	52,383,918	(11,821,446)

Net Assets
Beginning of period	393,708,302	405,529,748
End of period	$446,092,220	$393,708,302

See Notes to Financial Statements.

18

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.
The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

19

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
20

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of the fund.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2825% to 0.4000%	0.2500% to 0.3100%	0.58%
I Class		0.1500% to 0.2100%	0.48%
A Class		0.2500% to 0.3100%	0.58%
C Class		0.2500% to 0.3100%	0.58%
R Class		0.2500% to 0.3100%	0.58%
R5 Class		0.0500% to 0.1100%	0.38%
R6 Class		0.0000% to 0.0600%	0.33%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

21

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $395,531,419, of which $209,192,283 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $330,003,084, of which $138,393,766 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,463,236	$35,594,218	4,227,797	$43,134,067
Issued in reinvestment of distributions	116,402	1,200,675	407,010	4,152,544
Redeemed	(2,662,199)	(27,324,001)	(11,499,305)	(116,834,393)
	917,439	9,470,892	(6,864,498)	(69,547,782)
I Class
Sold	4,179,944	43,049,772	14,378,731	146,463,623
Issued in reinvestment of distributions	95,888	989,314	217,240	2,216,706
Redeemed	(3,310,753)	(34,023,522)	(7,434,787)	(75,563,445)
	965,079	10,015,564	7,161,184	73,116,884
A Class
Sold	713,915	7,338,582	771,855	7,883,708
Issued in reinvestment of distributions	7,792	80,374	29,914	305,135
Redeemed	(108,459)	(1,115,303)	(1,308,192)	(13,266,421)
	613,248	6,303,653	(506,423)	(5,077,578)
C Class
Sold	77,842	803,835	228,075	2,323,342
Issued in reinvestment of distributions	1,274	13,133	8,469	86,443
Redeemed	(164,344)	(1,691,561)	(514,631)	(5,245,654)
	(85,228)	(874,593)	(278,087)	(2,835,869)
R Class
Sold	36,787	377,390	41,308	420,918
Issued in reinvestment of distributions	425	4,385	1,409	14,387
Redeemed	(19,749)	(202,439)	(41,199)	(419,897)
	17,463	179,336	1,518	15,408
R5 Class
Sold	817,392	8,423,767	1,015,245	10,324,731
Issued in reinvestment of distributions	20,849	215,102	53,053	541,230
Redeemed	(634,297)	(6,523,285)	(754,991)	(7,714,313)
	203,944	2,115,584	313,307	3,151,648
R6 Class
Sold	1,474,323	15,181,599	1,492,435	15,200,613
Issued in reinvestment of distributions	62,078	639,941	184,038	1,876,501
Redeemed	(319,062)	(3,300,003)	(2,289,960)	(22,921,373)
	1,217,339	12,521,537	(613,487)	(5,844,259)
Net increase (decrease)	3,849,284	$39,731,973	(786,486)	$(7,021,548)

22

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$146,227,868	—
U.S. Treasury Securities	—	140,742,823	—
Collateralized Mortgage Obligations	—	72,016,224	—
Asset-Backed Securities	—	67,170,293	—
Collateralized Loan Obligations	—	14,646,137	—
U.S. Government Agency Securities	—	11,914,958	—
U.S. Government Agency Mortgage-Backed Securities	—	1,443,060	—
Bank Loan Obligations	—	120,278	—
Temporary Cash Investments	$2,521	7,391,929	—
	$2,521	$461,673,570	—
Other Financial Instruments
Futures Contracts	$1,763	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$57,250	—	—

23

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $19,838,550.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $32,426,453 futures contracts purchased and $44,217,859 futures contracts sold.

Value of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$43,165	Payable for variation margin on futures contracts*	—

*    Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(837,745)	Change in net unrealized appreciation (depreciation) on swap agreements	—
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	511,422	Change in net unrealized appreciation (depreciation) on futures contracts	$(511,822)
		$(326,323)		$(511,822)

24

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$456,899,234
Gross tax appreciation of investments	$5,590,502
Gross tax depreciation of investments	(813,645)
Net tax appreciation (depreciation) of investments	$4,776,857

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(3,869,936) and accumulated long-term capital losses of $(5,297,705), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
25

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$10.05	0.07	0.33	0.40	(0.08)	$10.37	3.97%	0.59%(4)	1.39%(4)	80%	$169,603
2020	$10.15	0.20	(0.07)	0.13	(0.23)	$10.05	1.31%	0.59%	1.98%	156%	$155,169
2019	$10.13	0.24	0.05	0.29	(0.27)	$10.15	2.87%	0.60%	2.39%	72%	$226,341
2018	$10.25	0.20	(0.11)	0.09	(0.21)	$10.13	0.88%	0.60%	1.94%	89%	$233,033
2017	$10.25	0.16	0.01	0.17	(0.17)	$10.25	1.65%	0.60%	1.56%	85%	$254,540
2016	$10.33	0.14	(0.05)	0.09	(0.17)	$10.25	0.87%	0.60%	1.37%	73%	$224,708
I Class
2020(3)	$10.05	0.08	0.32	0.40	(0.08)	$10.37	4.02%	0.49%(4)	1.49%(4)	80%	$141,737
2020	$10.15	0.21	(0.07)	0.14	(0.24)	$10.05	1.41%	0.49%	2.08%	156%	$127,684
2019	$10.13	0.26	0.04	0.30	(0.28)	$10.15	2.97%	0.50%	2.49%	72%	$56,264
2018(5)	$10.25	0.21	(0.12)	0.09	(0.21)	$10.13	0.92%	0.50%(4)	2.10%(4)	89%(6)	$42,466

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$10.05	0.06	0.33	0.39	(0.07)	$10.37	3.84%	0.84%(4)	1.14%(4)	80%	$23,289
2020	$10.15	0.18	(0.07)	0.11	(0.21)	$10.05	1.05%	0.84%	1.73%	156%	$16,411
2019	$10.13	0.22	0.04	0.26	(0.24)	$10.15	2.61%	0.85%	2.14%	72%	$21,709
2018	$10.25	0.17	(0.11)	0.06	(0.18)	$10.13	0.62%	0.85%	1.69%	89%	$20,903
2017	$10.25	0.13	0.01	0.14	(0.14)	$10.25	1.40%	0.85%	1.31%	85%	$51,956
2016	$10.33	0.11	(0.05)	0.06	(0.14)	$10.25	0.62%	0.85%	1.12%	73%	$61,261
C Class
2020(3)	$10.05	0.02	0.33	0.35	(0.03)	$10.37	3.45%	1.59%(4)	0.39%(4)	80%	$5,474
2020	$10.15	0.10	(0.07)	0.03	(0.13)	$10.05	0.30%	1.59%	0.98%	156%	$6,163
2019	$10.14	0.14	0.04	0.18	(0.17)	$10.15	1.75%	1.60%	1.39%	72%	$9,046
2018	$10.26	0.09	(0.10)	(0.01)	(0.11)	$10.14	(0.13)%	1.60%	0.94%	89%	$9,462
2017	$10.26	0.06	0.01	0.07	(0.07)	$10.26	0.64%	1.60%	0.56%	85%	$15,254
2016	$10.34	0.04	(0.05)	(0.01)	(0.07)	$10.26	(0.13)%	1.60%	0.37%	73%	$18,919
R Class
2020(3)	$10.06	0.05	0.32	0.37	(0.05)	$10.38	3.71%	1.09%(4)	0.89%(4)	80%	$969
2020	$10.15	0.15	(0.06)	0.09	(0.18)	$10.06	0.90%	1.09%	1.48%	156%	$764
2019	$10.14	0.19	0.04	0.23	(0.22)	$10.15	2.26%	1.10%	1.89%	72%	$756
2018	$10.26	0.15	(0.11)	0.04	(0.16)	$10.14	0.37%	1.10%	1.44%	89%	$399
2017	$10.26	0.11	0.01	0.12	(0.12)	$10.26	1.15%	1.10%	1.06%	85%	$522
2016	$10.34	0.09	(0.05)	0.04	(0.12)	$10.26	0.37%	1.10%	0.87%	73%	$658

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$10.05	0.08	0.33	0.41	(0.09)	$10.37	4.07%	0.39%(4)	1.59%(4)	80%	$26,476
2020	$10.15	0.22	(0.07)	0.15	(0.25)	$10.05	1.51%	0.39%	2.18%	156%	$23,612
2019	$10.13	0.26	0.05	0.31	(0.29)	$10.15	3.08%	0.40%	2.59%	72%	$20,662
2018	$10.25	0.21	(0.10)	0.11	(0.23)	$10.13	1.08%	0.40%	2.14%	89%	$21,699
2017	$10.25	0.18	0.01	0.19	(0.19)	$10.25	1.85%	0.40%	1.76%	85%	$62,843
2016	$10.33	0.16	(0.05)	0.11	(0.19)	$10.25	1.07%	0.40%	1.57%	73%	$64,283
R6 Class
2020(3)	$10.04	0.08	0.33	0.41	(0.09)	$10.36	4.10%	0.34%(4)	1.64%(4)	80%	$78,544
2020	$10.14	0.23	(0.07)	0.16	(0.26)	$10.04	1.56%	0.34%	2.23%	156%	$63,905
2019	$10.13	0.27	0.03	0.30	(0.29)	$10.14	3.03%	0.35%	2.64%	72%	$70,752
2018(7)	$10.27	0.16	(0.14)	0.02	(0.16)	$10.13	0.22%	0.35%(4)	2.31%(4)	89%(6)	$57,642

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
30

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.
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Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to
32

minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

33

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.
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Notes

35

Notes

36

Notes

37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90819 2011

Semiannual Report

September 30, 2020

Short Duration Inflation Protection Bond Fund
Investor Class (APOIX)
I Class (APOHX)
Y Class (APOYX)
A Class (APOAX)
C Class (APOCX)
R Class (APORX)
R5 Class (APISX)
R6 Class (APODX)
G Class (APOGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Fund Characteristics

SEPTEMBER 30, 2020
Portfolio at a Glance
Average Duration (effective)	3.2 years
Weighted Average Life to Maturity	3.4 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	85.5%
Corporate Bonds	6.3%
Asset-Backed Securities	3.7%
Collateralized Mortgage Obligations	3.2%
Collateralized Loan Obligations	1.3%
Commercial Mortgage-Backed Securities	—*
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(0.7)%
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,055.80	$2.94	0.57%
I Class	$1,000	$1,056.80	$2.42	0.47%
Y Class	$1,000	$1,057.30	$1.91	0.37%
A Class	$1,000	$1,055.20	$4.22	0.82%
C Class	$1,000	$1,051.10	$8.07	1.57%
R Class	$1,000	$1,053.90	$5.51	1.07%
R5 Class	$1,000	$1,057.30	$1.91	0.37%
R6 Class	$1,000	$1,057.60	$1.65	0.32%
G Class	$1,000	$1,060.00	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.21	$2.89	0.57%
I Class	$1,000	$1,022.71	$2.38	0.47%
Y Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,020.96	$4.15	0.82%
C Class	$1,000	$1,017.20	$7.94	1.57%
R Class	$1,000	$1,019.70	$5.42	1.07%
R5 Class	$1,000	$1,023.21	$1.88	0.37%
R6 Class	$1,000	$1,023.46	$1.62	0.32%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 85.5%
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	$76,871,306	$78,090,036
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22(1)	134,506,750	136,889,650
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	258,626,304	266,522,142
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	156,780,936	164,000,176
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	73,482,420	77,084,801
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	226,309,710	240,528,568
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	97,339,518	103,365,975
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	32,736,000	34,637,259
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	28,276,640	30,020,764
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	396,494,929	423,073,534
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	86,266,600	91,833,768
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	129,217,140	142,476,089
TOTAL U.S. TREASURY SECURITIES (Cost $1,722,206,652)		1,788,522,762
CORPORATE BONDS — 6.3%
Automobiles — 0.2%
American Honda Finance Corp., MTN, 1.20%, 7/8/25	3,530,000	3,559,811
Banks — 0.7%
Banco Santander SA, 2.75%, 5/28/25	2,770,000	2,915,260
DNB Bank ASA, VRN, 1.13%, 9/16/26(2)	2,610,000	2,605,354
Natwest Group plc, VRN, 2.36%, 5/22/24	852,000	874,928
Royal Bank of Canada, MTN, 1.15%, 6/10/25	3,410,000	3,457,220
Sumitomo Mitsui Trust Bank Ltd., 0.80%, 9/12/23(2)	3,000,000	3,007,681
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	750,000	783,366
Wells Fargo & Co., VRN, 2.19%, 4/30/26	1,010,000	1,050,550
		14,694,359
Biotechnology — 0.7%
AbbVie, Inc., 2.95%, 11/21/26(2)	4,180,000	4,559,666
Gilead Sciences, Inc., 0.75%, 9/29/23	9,890,000	9,911,598
		14,471,264
Capital Markets — 0.1%
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(2)	1,410,000	1,458,168
Commercial Services and Supplies†
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	251,000	251,879
Diversified Financial Services — 0.2%
AIG Global Funding, 0.90%, 9/22/25(2)	5,100,000	5,070,392
Entertainment — 0.2%
Walt Disney Co. (The), 1.75%, 1/13/26	4,300,000	4,472,917
Equity Real Estate Investment Trusts (REITs) — 0.6%
Equinix, Inc., 5.375%, 5/15/27	2,808,000	3,064,187
Federal Realty Investment Trust, 3.95%, 1/15/24	4,350,000	4,716,006
SBA Tower Trust, 1.88%, 7/15/50(2)	3,793,000	3,889,376
		11,669,569
Food and Staples Retailing — 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(2)	3,100,000	3,155,025
Food Products — 0.3%
Mondelez International, Inc., 0.625%, 7/1/22	3,550,000	3,564,403
6

	Principal Amount	Value
Nestle Holdings, Inc., 0.625%, 1/15/26(2)	$3,000,000	$2,977,636
		6,542,039
Gas Utilities — 0.2%
East Ohio Gas Co. (The), 1.30%, 6/15/25(2)	3,740,000	3,815,565
Health Care Equipment and Supplies — 0.2%
Stryker Corp., 1.15%, 6/15/25	3,580,000	3,628,253
Health Care Providers and Services†
UnitedHealth Group, Inc., 1.25%, 1/15/26	694,000	711,313
Hotels, Restaurants and Leisure — 0.1%
Starbucks Corp., 1.30%, 5/7/22	2,870,000	2,908,740
Household Durables — 0.1%
Lennar Corp., 2.95%, 11/29/20	2,500,000	2,506,250
Lennar Corp., 4.75%, 4/1/21	100,000	101,103
		2,607,353
Independent Power and Renewable Electricity Producers — 0.2%
TerraForm Power Operating LLC, 4.25%, 1/31/23(2)	4,350,000	4,468,668
Media — 0.8%
Discovery Communications LLC, 3.95%, 6/15/25	2,114,000	2,385,505
Time Warner Cable LLC, 4.00%, 9/1/21	3,749,000	3,829,942
WPP Finance 2010, 3.75%, 9/19/24	9,000,000	9,888,999
		16,104,446
Metals and Mining — 0.1%
Steel Dynamics, Inc., 2.40%, 6/15/25	2,490,000	2,600,303
Oil, Gas and Consumable Fuels — 0.3%
Chevron Corp., 1.14%, 5/11/23	3,125,000	3,187,270
Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,740,837
		5,928,107
Pharmaceuticals — 0.9%
Elanco Animal Health, Inc., 4.91%, 8/27/21	1,950,000	2,006,063
GlaxoSmithKline Capital plc, 0.53%, 10/1/23(3)	3,510,000	3,513,641
Pfizer, Inc., 0.80%, 5/28/25	5,000,000	5,029,376
Royalty Pharma plc, 1.20%, 9/2/25(2)	5,380,000	5,369,358
Upjohn, Inc., 1.65%, 6/22/25(2)	2,940,000	3,013,576
		18,932,014
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 5.875%, 6/15/21(2)	661,000	663,089
Textiles, Apparel and Luxury Goods — 0.2%
Ralph Lauren Corp., 1.70%, 6/15/22	3,650,000	3,716,379
TOTAL CORPORATE BONDS (Cost $129,945,272)		131,429,653
ASSET-BACKED SECURITIES — 3.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	1,312,500	1,315,429
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	3,066,231	3,118,435
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	847,680	857,227
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,383,191	1,413,601
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	2,755,735	2,823,822
MVW LLC, Series 2019-2A, Class A SEQ, 2.22%, 10/20/38(2)	6,342,643	6,488,259
7

	Principal Amount	Value
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	$369,855	$371,741
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	644,249	646,366
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(2)	7,960,184	8,002,017
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	7,605,048	7,843,784
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(2)	7,157,087	7,412,418
Progress Residential Trust, Series 2019-SFR4, Class A SEQ, 2.69%, 10/17/36(2)	9,750,000	10,056,213
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	4,900,000	4,957,566
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, 9/15/25	5,100,000	5,166,090
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	723,918	736,879
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(2)	837,274	839,156
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	1,559,554	1,620,605
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class B, 3.42%, 1/20/36(2)	423,959	436,238
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	4,100,000	4,410,017
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	1,759,210	1,837,070
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	2,687,614	2,878,261
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	1,039,761	1,046,760
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	2,370,740	2,410,253
TOTAL ASSET-BACKED SECURITIES (Cost $75,045,314)		76,688,207
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Private Sponsor Collateralized Mortgage Obligations — 2.6%
Angel Oak Mortgage Trust I LLC, Series 2018-2, Class A2 SEQ, VRN, 3.78%, 7/27/48(2)	2,706,224	2,753,199
Arroyo Mortgage Trust, Series 2020-1, Class A1B SEQ, 2.10%, 3/25/55(2)	3,422,858	3,449,342
Arroyo Mortgage Trust, Series 2020-1, Class A2 SEQ, 2.93%, 3/25/55(2)	2,850,000	2,911,510
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.19%, 11/25/34	549,756	538,874
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	530,050	535,465
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3 SEQ, 3.19%, 7/25/49(2)	3,066,486	3,131,196
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	3,973,364	4,051,915
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 SEQ, 2.30%, 4/25/65(2)	7,300,000	7,333,849
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(2)	3,784,750	3,884,410
8

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1, 1.21%, 5/25/65(2)	$2,000,000	$1,999,967
GCAT Trust, Series 2019-NQM3, Class A3 SEQ, VRN, 3.04%, 11/25/59(2)	3,797,641	3,852,214
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.71%, 6/25/36	322,048	273,931
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	257,374	281,888
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.23%, 11/21/34	11,136	11,264
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.78%, 2/25/35	87,741	90,038
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.65%, (1-month LIBOR plus 1.50%), 6/25/57(2)	2,266,822	2,273,738
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	136,230	136,556
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	2,046,147	2,126,065
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(2)	2,031,412	2,054,021
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.95%, 7/25/34	647,541	647,808
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)	4,990,152	5,079,087
Verus Securitization Trust, Series 2020-4, Class A2 SEQ, 1.91%, 5/25/65(2)	6,507,179	6,547,060
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	138,071	134,946
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.00%, 4/25/36	12,504	11,747
		54,110,090
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2014-DN1, Class M2, VRN, 2.35%, (1-month LIBOR plus 2.20%), 2/25/24	2,497,181	2,500,289
FHLMC, Series 2015-DNA1, Class M3, VRN, 3.45%, (1-month LIBOR plus 3.30%), 10/25/27	3,714,067	3,792,837
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	1,371,682	1,206,346
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	2,288,634	2,256,642
FNMA, Series 2014-C04, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 11/25/24	1,344,262	1,378,763
FNMA, Series 2016-C03, Class 2M2, VRN, 6.05%, (1-month LIBOR plus 5.90%), 10/25/28	1,023,513	1,084,962
		12,219,839
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $65,978,939)		66,329,929
COLLATERALIZED LOAN OBLIGATIONS — 1.3%
AIMCO CLO, Series 2018-BA, Class B, VRN, 2.03%, (3-month LIBOR plus 1.75%), 1/15/32(2)	3,525,000	3,531,775
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class B, VRN, 2.40%, (3-month LIBOR plus 2.20%), 10/20/31(2)(3)	4,300,000	4,300,000
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.72%, (3-month LIBOR plus 1.45%), 4/20/31(2)	3,750,000	3,631,755
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.87%, (3-month LIBOR plus 1.60%), 7/20/31(2)	2,025,000	1,984,364
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.78%, (3-month LIBOR plus 1.50%), 4/15/31(2)	2,200,000	2,166,934
9

	Principal Amount/Shares	Value
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class BS, VRN, 2.17%, (3-month LIBOR plus 1.90%), 4/21/31(2)	$3,800,000	$3,771,873
OHA Credit Funding 7 Ltd., Series 2020-7A, Class B, VRN, 1.93%, (3-month LIBOR plus 1.70%), 10/19/32(2)(3)	4,500,000	4,500,000
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.02%, (3-month LIBOR plus 1.75%), 4/18/31(2)	3,600,000	3,588,211
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $27,519,916)		27,474,912
COMMERCIAL MORTGAGE-BACKED SECURITIES†
BX Commercial Mortgage Trust, Series 2018-IND, Class A, VRN, 0.90%, (1-month LIBOR plus 0.75%), 11/15/35(2) (Cost $393,450)	394,446	395,163
TEMPORARY CASH INVESTMENTS — 0.7%
Credit Agricole, 0.08%, 10/1/20(2)(4)	13,787,000	13,786,968
State Street Institutional U.S. Government Money Market Fund, Premier Class	735	735
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,787,735)		13,787,703
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $2,034,877,278)		2,104,628,329
OTHER ASSETS AND LIABILITIES — (0.7)%		(14,233,886)
TOTAL NET ASSETS — 100.0%		$2,090,394,443

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$35,066,000	$2,350,954	$(4,196,904)	$(1,845,950)

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.
10

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.79%	8/26/23	$25,000,000	$566	$11,463	$12,029
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	586	7,423	8,009
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	634	(471,544)	(470,910)
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	744	(889,671)	(888,927)
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	643	(454,244)	(453,601)
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(610)	(172,930)	(173,540)
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(550)	(251,138)	(251,688)
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(547)	(446,395)	(446,942)
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(530)	(395,938)	(396,468)
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(650)	(705,987)	(706,637)
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(701)	(277,448)	(278,149)
CPURNSA	Receive	1.70%	11/26/24	$25,000,000	(583)	(147,515)	(148,098)
CPURNSA	Receive	1.79%	12/13/24	$16,000,000	(529)	(183,750)	(184,279)
					$(1,527)	$(4,377,674)	$(4,379,201)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on swap agreements. At the period end, the aggregate value of securities pledged was $13,036,325.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $209,068,722, which represented 10.0% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,034,877,278)	$2,104,628,329
Cash	121,332
Receivable for investments sold	466,968
Receivable for capital shares sold	691,504
Receivable for variation margin on swap agreements	99,066
Interest receivable	2,265,278
2,108,272,477

Liabilities
Payable for investments purchased	14,311,981
Payable for capital shares redeemed	2,955,800
Payable for variation margin on swap agreements	49,680
Accrued management fees	541,824
Distribution and service fees payable	18,749
17,878,034

Net Assets	$2,090,394,443

Net Assets Consist of:
Capital paid in	$2,043,790,963
Distributable earnings	46,603,480
$2,090,394,443

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$317,803,503	30,145,141	$10.54
I Class	$601,127,877	56,566,616	$10.63
Y Class	$12,901,703	1,213,358	$10.63
A Class	$33,735,226	3,232,799	$10.44*
C Class	$4,573,874	453,748	$10.08
R Class	$19,572,315	1,838,470	$10.65
R5 Class	$467,035,155	43,942,464	$10.63
R6 Class	$12,659,536	1,191,094	$10.63
G Class	$620,985,254	58,325,213	$10.65
*Maximum offering price $10.68 (net asset value divided by 0.9775).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$11,803,690

Expenses:
Management fees	3,982,226
Distribution and service fees:
A Class	39,480
C Class	27,621
R Class	46,073
Trustees' fees and expenses	66,865
Other expenses	6,586
4,168,851
Fees waived - G Class	(652,885)
3,515,966

Net investment income (loss)	8,287,724

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	539,794
Swap agreement transactions	1,964,493
2,504,287

Change in net unrealized appreciation (depreciation) on:
Investments	77,080,302
Swap agreements	9,485,187
86,565,489

Net realized and unrealized gain (loss)	89,069,776

Net Increase (Decrease) in Net Assets Resulting from Operations	$97,357,500

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$8,287,724	$39,037,319
Net realized gain (loss)	2,504,287	(4,027,700)
Change in net unrealized appreciation (depreciation)	86,565,489	(23,337,564)
Net increase (decrease) in net assets resulting from operations	97,357,500	11,672,055

Distributions to Shareholders
From earnings:
Investor Class	(1,982,863)	(10,573,869)
I Class	(485,621)	(2,992,390)
Y Class	(41,009)	(186,806)
A Class	(48,227)	(470,488)
C Class	—	(57,446)
R Class	(7,405)	(219,768)
R5 Class	(1,636,715)	(8,289,266)
R6 Class	(43,700)	(199,320)
G Class	(1,976,149)	(9,016,637)
Decrease in net assets from distributions	(6,221,689)	(32,005,990)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	439,787,025	(14,146,501)

Net increase (decrease) in net assets	530,922,836	(34,480,436)

Net Assets
Beginning of period	1,559,471,607	1,593,952,043
End of period	$2,090,394,443	$1,559,471,607

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
Open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

15

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 26% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

16

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.56%
I Class		0.1500% to 0.2100%	0.46%
Y Class		0.0500% to 0.1100%	0.36%
A Class		0.2500% to 0.3100%	0.56%
C Class		0.2500% to 0.3100%	0.56%
R Class		0.2500% to 0.3100%	0.56%
R5 Class		0.0500% to 0.1100%	0.36%
R6 Class		0.0000% to 0.0600%	0.31%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.31%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

17

4. Investment Transactions

Purchases of investment securities, excluding short-term investments and in kind transactions, for the period ended September 30, 2020 totaled $525,345,570, of which $217,062,224 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $189,148,228, of which $11,473,799 represented U.S. Treasury and Government Agency obligations.

On August 25, 2020, the fund received investment securities and other financial instruments valued at $221,952,928 from a purchase in kind from other products managed by the fund's investment advisor. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	17,797,205	$181,752,799	27,732,599	$285,287,737
Issued in reinvestment of distributions	192,333	1,981,035	1,035,523	10,562,334
Redeemed	(45,098,760)	(469,375,535)	(26,905,481)	(273,841,011)
	(27,109,222)	(285,641,701)	1,862,641	22,009,060
I Class
Sold	45,272,983	475,286,645	15,433,169	159,501,955
Issued in reinvestment of distributions	42,126	437,264	265,593	2,730,300
Redeemed	(3,659,213)	(38,387,105)	(19,082,674)	(197,349,981)
	41,655,896	437,336,804	(3,383,912)	(35,117,726)
Y Class
Sold	232,742	2,427,107	861,559	8,877,032
Issued in reinvestment of distributions	3,951	41,009	18,172	186,806
Redeemed	(63,162)	(656,437)	(278,655)	(2,888,711)
	173,531	1,811,679	601,076	6,175,127
A Class
Sold	626,909	6,430,746	1,908,713	19,349,546
Issued in reinvestment of distributions	2,590	26,414	26,375	266,383
Redeemed	(420,157)	(4,291,650)	(1,408,952)	(14,232,206)
	209,342	2,165,510	526,136	5,383,723
C Class
Sold	5,448	54,150	45,858	447,289
Issued in reinvestment of distributions	—	—	4,966	48,663
Redeemed	(236,948)	(2,340,237)	(1,199,787)	(11,769,350)
	(231,500)	(2,286,087)	(1,148,963)	(11,273,398)
R Class
Sold	405,456	4,248,890	1,082,156	11,188,462
Issued in reinvestment of distributions	711	7,401	20,699	213,616
Redeemed	(358,341)	(3,723,058)	(806,527)	(8,313,777)
	47,826	533,233	296,328	3,088,301
R5 Class
Sold	4,639,342	47,944,477	9,930,616	102,935,457
Issued in reinvestment of distributions	155,244	1,611,433	792,451	8,146,392
Redeemed	(2,248,101)	(23,419,517)	(6,307,923)	(63,999,450)
	2,546,485	26,136,393	4,415,144	47,082,399
18

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
R6 Class
Sold	420,316	$4,373,902	585,004	$6,030,686
Issued in reinvestment of distributions	3,698	38,347	16,191	166,280
Redeemed	(250,186)	(2,606,324)	(459,563)	(4,739,293)
	173,828	1,805,925	141,632	1,457,673
G Class
Sold	26,368,322	279,336,980	2,361,950	24,597,172
Issued in reinvestment of distributions	190,380	1,976,149	877,105	9,016,637
Redeemed	(2,199,409)	(23,387,860)	(8,448,721)	(86,565,469)
	24,359,293	257,925,269	(5,209,666)	(52,951,660)
Net increase (decrease)	41,825,479	$439,787,025	(1,899,584)	$(14,146,501)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•    Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•    Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•    Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,788,522,762	—
Corporate Bonds	—	131,429,653	—
Asset-Backed Securities	—	76,688,207	—
Collateralized Mortgage Obligations	—	66,329,929	—
Collateralized Loan Obligations	—	27,474,912	—
Commercial Mortgage-Backed Securities	—	395,163	—
Temporary Cash Investments	$735	13,786,968	—
	$735	$2,104,627,594	—
Other Financial Instruments
Swap Agreements	—	$20,038	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$6,245,189	—

19

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $38,489,333.
Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $370,116,667.

Value of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$49,680
Other Contracts	Receivable for variation margin on swap agreements*	$99,066	Payable for variation margin on swap agreements*	—
		$99,066		$49,680

*Included in the unrealized appreciation (depreciation) on centrally cleared swap agreements, as reported in the Schedule of Investments.

20

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$527,198	Change in net unrealized appreciation (depreciation) on swap agreements	$(2,720,802)
Other Contracts	Net realized gain (loss) on swap agreement transactions	1,437,295	Change in net unrealized appreciation (depreciation) on swap agreements	12,205,989
		$1,964,493		$9,485,187

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,034,877,781
Gross tax appreciation of investments	$70,280,357
Gross tax depreciation of investments	(529,809)
Net tax appreciation (depreciation) of investments	$69,750,548
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(3,989,820) and accumulated long-term capital losses of $(21,446,633), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distribution From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$10.01	0.03	0.53	0.56	(0.03)	$10.54	5.58%	0.57%(4)	0.72%(4)	11%	$317,804
2020	$10.11	0.21	(0.14)	0.07	(0.17)	$10.01	0.69%	0.57%	2.13%	50%	$572,935
2019	$10.16	0.15	0.03	0.18	(0.23)	$10.11	1.79%	0.57%	1.49%	31%	$559,790
2018	$10.31	0.16	(0.16)	—	(0.15)	$10.16	0.05%	0.57%	1.52%	31%	$622,940
2017	$10.14	0.17	0.04	0.21	(0.04)	$10.31	2.11%	0.57%	1.69%	48%	$578,775
2016	$10.06	0.05	0.03	0.08	—	$10.14	0.80%	0.57%	0.61%	36%	$507,940
I Class
2020(3)	$10.09	0.04	0.53	0.57	(0.03)	$10.63	5.68%	0.47%(4)	0.82%(4)	11%	$601,128
2020	$10.19	0.23	(0.15)	0.08	(0.18)	$10.09	0.79%	0.47%	2.23%	50%	$150,405
2019	$10.24	0.15	0.04	0.19	(0.24)	$10.19	1.87%	0.47%	1.59%	31%	$186,378
2018(5)	$10.38	0.15	(0.13)	0.02	(0.16)	$10.24	0.22%	0.47%(4)	1.51%(4)	31%(6)	$157,963
Y Class
2020(3)	$10.09	0.05	0.53	0.58	(0.04)	$10.63	5.73%	0.37%(4)	0.92%(4)	11%	$12,902
2020	$10.19	0.22	(0.13)	0.09	(0.19)	$10.09	0.89%	0.37%	2.33%	50%	$10,494
2019	$10.24	0.15	0.05	0.20	(0.25)	$10.19	1.98%	0.37%	1.69%	31%	$4,471
2018(5)	$10.38	0.18	(0.15)	0.03	(0.17)	$10.24	0.29%	0.37%(4)	1.76%(4)	31%(6)	$155

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distribution From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$9.91	0.02	0.53	0.55	(0.02)	$10.44	5.52%	0.82%(4)	0.47%(4)	11%	$33,735
2020	$10.01	0.18	(0.13)	0.05	(0.15)	$9.91	0.44%	0.82%	1.88%	50%	$29,951
2019	$10.06	0.11	0.04	0.15	(0.20)	$10.01	1.55%	0.82%	1.24%	31%	$24,988
2018	$10.21	0.13	(0.15)	(0.02)	(0.13)	$10.06	(0.21)%	0.82%	1.27%	31%	$24,073
2017	$10.04	0.15	0.04	0.19	(0.02)	$10.21	1.87%	0.82%	1.44%	48%	$46,885
2016	$9.98	0.10	(0.04)	0.06	—	$10.04	0.60%	0.82%	0.36%	36%	$53,748
C Class
2020(3)	$9.59	(0.03)	0.52	0.49	—	$10.08	5.11%	1.57%(4)	(0.28)%(4)	11%	$4,574
2020	$9.69	0.17	(0.20)	(0.03)	(0.07)	$9.59	(0.33)%	1.57%	1.13%	50%	$6,571
2019	$9.74	0.05	0.03	0.08	(0.13)	$9.69	0.80%	1.57%	0.49%	31%	$17,769
2018	$9.89	0.05	(0.15)	(0.10)	(0.05)	$9.74	(0.99)%	1.57%	0.52%	31%	$22,600
2017	$9.78	0.07	0.04	0.11	—	$9.89	1.12%	1.57%	0.69%	48%	$27,511
2016	$9.80	(0.02)	—	(0.02)	—	$9.78	(0.20)%	1.57%	(0.39)%	36%	$31,482
R Class
2020(3)	$10.11	0.01	0.53	0.54	—(7)	$10.65	5.39%	1.07%(4)	0.22%(4)	11%	$19,572
2020	$10.21	0.16	(0.14)	0.02	(0.12)	$10.11	0.18%	1.07%	1.63%	50%	$18,099
2019	$10.26	0.08	0.05	0.13	(0.18)	$10.21	1.26%	1.07%	0.99%	31%	$15,253
2018	$10.41	0.11	(0.16)	(0.05)	(0.10)	$10.26	(0.45)%	1.07%	1.02%	31%	$13,120
2017	$10.25	0.13	0.03	0.16	—	$10.41	1.56%	1.07%	1.19%	48%	$12,039
2016	$10.21	—(7)	0.04	0.04	—	$10.25	0.39%	1.07%	0.11%	36%	$13,658

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distribution From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$10.09	0.04	0.54	0.58	(0.04)	$10.63	5.73%	0.37%(4)	0.92%(4)	11%	$467,035
2020	$10.19	0.24	(0.15)	0.09	(0.19)	$10.09	0.89%	0.37%	2.33%	50%	$417,564
2019	$10.24	0.16	0.04	0.20	(0.25)	$10.19	1.98%	0.37%	1.69%	31%	$376,691
2018	$10.39	0.18	(0.16)	0.02	(0.17)	$10.24	0.25%	0.37%	1.72%	31%	$339,844
2017	$10.22	0.19	0.04	0.23	(0.06)	$10.39	2.30%	0.37%	1.89%	48%	$664,148
2016	$10.11	0.08	0.03	0.11	—(7)	$10.22	1.10%	0.37%	0.81%	36%	$575,649
R6 Class
2020(3)	$10.09	0.05	0.53	0.58	(0.04)	$10.63	5.76%	0.32%(4)	0.97%(4)	11%	$12,660
2020	$10.19	0.25	(0.15)	0.10	(0.20)	$10.09	0.94%	0.32%	2.38%	50%	$10,261
2019	$10.24	0.16	0.04	0.20	(0.25)	$10.19	2.03%	0.32%	1.74%	31%	$8,920
2018	$10.38	0.18	(0.14)	0.04	(0.18)	$10.24	0.29%	0.32%	1.77%	31%	$8,280
2017	$10.22	0.20	0.03	0.23	(0.07)	$10.38	2.35%	0.32%	1.94%	48%	$199,340
2016	$10.11	0.06	0.06	0.12	(0.01)	$10.22	1.15%	0.32%	0.86%	36%	$166,472
G Class
2020(3)	$10.10	0.09	0.51	0.60	(0.05)	$10.65	6.00%	0.01%(4)(8)	1.28%(4)(8)	11%	$620,985
2020	$10.20	0.29	(0.16)	0.13	(0.23)	$10.10	1.25%	0.01%(9)	2.69%(9)	50%	$343,192
2019	$10.25	0.22	0.01	0.23	(0.28)	$10.20	2.34%	0.01%(10)	2.05%(10)	31%	$399,692
2018(11)	$10.31	0.14	(0.07)	0.07	(0.13)	$10.25	0.66%	0.01%(4)(12)	2.02%(4)(12)	31%(6)	$468,758

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Per-share amount was less than $0.005.
(8)The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.32% and 0.97%, respectively.
(9)The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.32% and 2.38%, respectively.
(10)The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.32% and 1.74%, respectively.
(11)July 28, 2017 (commencement of sale) through March 31, 2018.
(12)The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.32% and 1.71%, respectively.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
26

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.
27

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the
28

Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.
30

Notes
31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90816 2011

Semiannual Report

September 30, 2020

Short Duration Strategic Income Fund
Investor Class (ASDVX)
I Class (ASDHX)
Y Class (ASYDX)
A Class (ASADX)
C Class (ASCDX)
R Class (ASDRX)
R5 Class (ASDJX)
R6 Class (ASXDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Portfolio at a Glance
Average Duration (effective)	2.4 years
Weighted Average Life to Maturity	4.3 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	52.1%
Collateralized Mortgage Obligations	19.3%
Asset-Backed Securities	8.6%
U.S. Treasury Securities	5.0%
Collateralized Loan Obligations	4.8%
Preferred Stocks	3.3%
Bank Loan Obligations	3.2%
Sovereign Governments and Agencies	0.9%
Temporary Cash Investments	5.0%
Other Assets and Liabilities	(2.2)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,066.30	$2.69	0.52%
I Class	$1,000	$1,065.80	$2.18	0.42%
Y Class	$1,000	$1,067.30	$1.66	0.32%
A Class	$1,000	$1,063.90	$3.98	0.77%
C Class	$1,000	$1,059.90	$7.85	1.52%
R Class	$1,000	$1,063.70	$5.28	1.02%
R5 Class	$1,000	$1,066.30	$1.66	0.32%
R6 Class	$1,000	$1,067.70	$1.40	0.27%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.64	0.52%
I Class	$1,000	$1,022.96	$2.13	0.42%
Y Class	$1,000	$1,023.46	$1.62	0.32%
A Class	$1,000	$1,021.21	$3.90	0.77%
C Class	$1,000	$1,017.45	$7.69	1.52%
R Class	$1,000	$1,019.96	$5.17	1.02%
R5 Class	$1,000	$1,023.46	$1.62	0.32%
R6 Class	$1,000	$1,023.72	$1.37	0.27%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 52.1%
Aerospace and Defense — 0.4%
Boeing Co. (The), 4.51%, 5/1/23	$850,000	$895,578
Airlines — 0.7%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	516,000	529,992
Southwest Airlines Co., 4.75%, 5/4/23	850,000	908,458
		1,438,450
Automobiles — 1.3%
Ford Motor Credit Co. LLC, 5.09%, 1/7/21	800,000	803,000
Ford Motor Credit Co. LLC, 3.20%, 1/15/21	400,000	400,155
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	1,000,000	986,360
General Motors Financial Co., Inc., 3.45%, 4/10/22	500,000	514,138
		2,703,653
Banks — 4.8%
Banco Bradesco SA, 2.85%, 1/27/23(1)	600,000	608,436
Banco do Brasil SA, 3.875%, 10/10/22	600,000	617,145
Banco Santander SA, 3.50%, 4/11/22	600,000	622,469
Banistmo SA, 3.65%, 9/19/22	200,000	202,875
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	586,000	590,473
Bank of America Corp., VRN, 3.00%, 12/20/23	271,000	284,714
BBVA Bancomer SA, 6.75%, 9/30/22	1,100,000	1,187,175
BBVA Bancomer SA, 1.875%, 9/18/25(1)	500,000	489,125
BPCE SA, VRN, 1.65%, 10/6/26(1)(2)	540,000	540,479
Citigroup, Inc., VRN, 3.11%, 4/8/26	490,000	527,948
FNB Corp., 2.20%, 2/24/23	510,000	515,096
Huntington Bancshares, Inc., 4.35%, 2/4/23	1,070,000	1,149,646
Itau Unibanco Holding SA, MTN, 5.65%, 3/19/22	500,000	522,630
Lloyds Banking Group plc, VRN, 2.91%, 11/7/23	369,000	383,750
Natwest Group plc, VRN, 2.36%, 5/22/24	30,000	30,807
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26	400,000	394,008
Sumitomo Mitsui Trust Bank Ltd., 0.80%, 9/12/23(1)	600,000	601,536
Wells Fargo & Co., VRN, 2.19%, 4/30/26	800,000	832,119
		10,100,431
Biotechnology — 1.1%
AbbVie, Inc., 2.30%, 11/21/22(1)	2,330,000	2,412,069
Capital Markets — 3.0%
Ares Capital Corp., 3.25%, 7/15/25	1,001,000	996,110
Credit Suisse Group AG, VRN, 3.00%, 12/14/23(1)	1,000,000	1,041,625
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)	500,000	522,036
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(1)	225,000	232,686
Golub Capital BDC, Inc., 3.375%, 4/15/24(2)	1,090,000	1,089,540
Morgan Stanley, MTN, 4.875%, 11/1/22	530,000	573,487
Morgan Stanley, VRN, 2.19%, 4/28/26	200,000	209,675
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	535,000	538,588
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	1,190,000	1,178,304
		6,382,051
Chemicals — 0.5%
CF Industries, Inc., 3.45%, 6/1/23	1,000,000	1,026,875
6

	Principal Amount/Shares	Value
Commercial Services and Supplies — 0.1%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	$269,000	$269,942
Communications Equipment — 0.4%
CommScope, Inc., 5.50%, 3/1/24(1)	550,000	565,914
Juniper Networks, Inc., 4.50%, 3/15/24	173,000	193,481
		759,395
Construction and Engineering — 0.2%
IHS Netherlands Holdco BV, 7.125%, 3/18/25	500,000	512,491
Consumer Finance — 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24	330,000	327,482
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	540,000	583,683
Capital One Bank USA N.A., 3.375%, 2/15/23	1,100,000	1,163,266
Navient Corp., 6.75%, 6/25/25	1,135,000	1,150,606
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	968,000	972,277
Synchrony Financial, 2.85%, 7/25/22	1,000,000	1,030,347
		5,227,661
Containers and Packaging — 0.5%
Berry Global, Inc., 5.125%, 7/15/23	441,000	448,210
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	556,000	563,228
		1,011,438
Diversified Financial Services — 0.5%
AIG Global Funding, 0.90%, 9/22/25(1)	590,000	586,575
NatWest Markets plc, 2.375%, 5/21/23(1)	402,000	414,123
		1,000,698
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 4.45%, 4/1/24	600,000	671,399
Deutsche Telekom International Finance BV, 1.95%, 9/19/21(1)	1,145,000	1,157,978
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	1,180,000	1,214,568
Telecom Italia SpA, 5.30%, 5/30/24(1)	530,000	576,335
		3,620,280
Electric Utilities — 0.1%
DPL, Inc., 4.125%, 7/1/25(1)	200,000	209,540
Entertainment — 1.0%
Netflix, Inc., 5.50%, 2/15/22	590,000	619,500
Netflix, Inc., 3.625%, 6/15/25(1)	1,370,000	1,433,705
		2,053,205
Equity Real Estate Investment Trusts (REITs) — 3.4%
Equinix, Inc., 5.375%, 5/15/27	1,100,000	1,200,358
Federal Realty Investment Trust, 3.95%, 1/15/24	430,000	466,180
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,135,000	1,172,418
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,250,000	1,282,800
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	575,000	600,573
Retail Properties of America, Inc., 4.00%, 3/15/25	639,000	634,400
SBA Tower Trust, 1.88%, 7/15/50(1)	1,329,000	1,362,769
Scentre Group Trust 2, VRN, 4.75%, 9/24/80(1)	440,000	437,078
		7,156,576
Food and Staples Retailing — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	1,100,000	1,119,525
7

	Principal Amount/Shares	Value
Sysco Corp., 5.65%, 4/1/25	$280,000	$331,396
		1,450,921
Food Products — 0.5%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	1,000,000	1,045,000
Gas Utilities — 0.1%
East Ohio Gas Co. (The), 1.30%, 6/15/25(1)	260,000	265,253
Health Care Equipment and Supplies — 0.9%
Becton Dickinson and Co., 2.89%, 6/6/22	1,500,000	1,552,151
Stryker Corp., 1.15%, 6/15/25	340,000	344,583
		1,896,734
Health Care Providers and Services — 2.4%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	1,120,000	1,129,918
Centene Corp., 4.75%, 5/15/22	1,000,000	1,013,000
Centene Corp., 4.75%, 1/15/25	1,250,000	1,286,312
Molina Healthcare, Inc., 5.375%, 11/15/22	500,000	523,438
Tenet Healthcare Corp., 6.75%, 6/15/23	1,000,000	1,051,000
		5,003,668
Hotels, Restaurants and Leisure — 0.5%
International Game Technology plc, 6.25%, 2/15/22(1)	1,100,000	1,125,438
Household Durables — 0.8%
D.R. Horton, Inc., 2.50%, 10/15/24	500,000	529,712
Toll Brothers Finance Corp., 4.375%, 4/15/23	1,120,000	1,174,746
		1,704,458
Independent Power and Renewable Electricity Producers — 0.3%
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	550,000	565,004
Insurance — 2.3%
Athene Global Funding, 2.80%, 5/26/23(1)	400,000	417,368
Athene Global Funding, 2.50%, 1/14/25(1)	1,499,000	1,546,387
Athene Global Funding, 2.55%, 6/29/25(1)	250,000	257,484
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(1)	315,000	314,597
Protective Life Global Funding, 1.17%, 7/15/25(1)	650,000	655,479
Unum Group, 4.50%, 3/15/25	200,000	222,469
W.R. Berkley Corp., 4.625%, 3/15/22	1,250,000	1,320,791
		4,734,575
Internet and Direct Marketing Retail — 0.3%
Expedia Group, Inc., 3.60%, 12/15/23(1)	530,000	541,863
Machinery — 0.2%
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	400,000	422,062
Media — 5.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	848,000	893,415
CSC Holdings LLC, 5.875%, 9/15/22	743,000	787,116
CSC Holdings LLC, 4.625%, 12/1/30(1)	1,135,000	1,141,941
DISH DBS Corp., 5.00%, 3/15/23	1,220,000	1,245,925
Lamar Media Corp., 3.75%, 2/15/28(1)	1,150,000	1,146,406
Sirius XM Radio, Inc., 5.375%, 7/15/26(1)	848,000	884,634
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	842,000	880,761
TEGNA, Inc., 4.75%, 3/15/26(1)	250,000	255,925
TEGNA, Inc., 4.625%, 3/15/28(1)	798,000	782,279
Time Warner Cable LLC, 4.00%, 9/1/21	440,000	449,500
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	490,000	576,204
ViacomCBS, Inc., 3.70%, 8/15/24	1,299,000	1,423,006
8

	Principal Amount/Shares	Value
ViacomCBS, Inc., 4.75%, 5/15/25	$280,000	$321,568
WPP Finance 2010, 3.75%, 9/19/24	1,260,000	1,384,460
		12,173,140
Metals and Mining — 0.5%
HTA Group Ltd., 7.00%, 12/18/25(1)	1,025,000	1,077,531
Multi-Utilities — 1.1%
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,551,349
Sempra Energy, 2.875%, 10/1/22	825,000	856,496
		2,407,845
Oil, Gas and Consumable Fuels — 4.6%
Energy Transfer Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22	1,000,000	1,044,198
Gazprom PJSC Via Gaz Capital SA, 6.00%, 1/23/21	900,000	914,521
Geopark Ltd., 6.50%, 9/21/24	500,000	472,000
Hess Corp., 3.50%, 7/15/24	668,000	683,937
HollyFrontier Corp., 2.625%, 10/1/23	750,000	752,499
Lukoil International Finance BV, 6.125%, 11/9/20	800,000	805,259
MPLX LP, 3.50%, 12/1/22	400,000	419,407
Petroleos Mexicanos, 4.875%, 1/24/22	2,410,000	2,442,571
Saudi Arabian Oil Co., MTN, 2.75%, 4/16/22	900,000	922,568
Southwestern Energy Co., 4.10%, 3/15/22	700,000	693,710
Valero Energy Corp., 1.20%, 3/15/24	600,000	597,957
		9,748,627
Pharmaceuticals — 1.4%
Elanco Animal Health, Inc., 4.91%, 8/27/21	1,000,000	1,028,750
Elanco Animal Health, Inc., 5.27%, 8/28/23	1,000,000	1,073,125
Royalty Pharma plc, 0.75%, 9/2/23(1)	940,000	938,109
		3,039,984
Road and Rail — 0.3%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	600,000	617,296
Semiconductors and Semiconductor Equipment — 2.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	109,000	116,369
Broadcom, Inc., 2.25%, 11/15/23	260,000	270,491
Broadcom, Inc., 3.15%, 11/15/25	300,000	323,950
Microchip Technology, Inc., 2.67%, 9/1/23(1)	570,000	590,470
Micron Technology, Inc., 4.64%, 2/6/24	1,000,000	1,115,749
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,597,000	1,688,380
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	1,130,000	1,185,794
		5,291,203
Technology Hardware, Storage and Peripherals — 2.1%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	198,000	198,626
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	748,000	820,553
EMC Corp., 3.375%, 6/1/23	460,000	474,458
Hewlett Packard Enterprise Co., 1.45%, 4/1/24	740,000	750,032
Seagate HDD Cayman, 4.25%, 3/1/22	535,000	558,537
Seagate HDD Cayman, 4.75%, 6/1/23	852,000	926,851
Seagate HDD Cayman, 4.875%, 3/1/24	444,000	483,361
Seagate HDD Cayman, 4.75%, 1/1/25	105,000	115,389
		4,327,807
Textiles, Apparel and Luxury Goods — 0.3%
PVH Corp., 4.625%, 7/10/25(1)	220,000	229,625
9

	Principal Amount/Shares	Value
Ralph Lauren Corp., 1.70%, 6/15/22	$350,000	$356,365
		585,990
Thrifts and Mortgage Finance — 0.8%
Nationwide Building Society, 1.00%, 8/28/25(1)	1,035,000	1,025,871
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	565,000	572,769
		1,598,640
Trading Companies and Distributors — 0.8%
Air Lease Corp., MTN, 2.875%, 1/15/26	370,000	364,137
Aircastle Ltd., 5.25%, 8/11/25(1)	1,290,000	1,263,561
		1,627,698
Transportation Infrastructure — 0.5%
Rumo Luxembourg Sarl, 7.375%, 2/9/24	950,000	997,500
Wireless Telecommunication Services — 0.2%
Sprint Corp., 7.625%, 2/15/25	380,000	445,313
TOTAL CORPORATE BONDS (Cost $108,021,107)		109,473,883
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.3%
Private Sponsor Collateralized Mortgage Obligations — 12.3%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	912,542	915,671
Angel Oak Mortgage Trust, Series 2020-3, Class A3 SEQ, VRN, 2.87%, 4/25/65(1)	1,028,148	1,035,495
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	788,177	798,384
Arroyo Mortgage Trust, Series 2020-1, Class A1B SEQ, 2.10%, 3/25/55(1)	925,097	932,255
Arroyo Mortgage Trust, Series 2020-1, Class A2 SEQ, 2.93%, 3/25/55(1)	1,000,000	1,021,583
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	19,798	19,329
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.19%, 11/25/34	63,294	62,041
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	12,084	12,207
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1, VRN, 1.72%, 2/25/55(1)	1,159,139	1,173,058
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A2 SEQ, VRN, 2.60%, 2/25/55(1)	1,200,000	1,241,857
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.77%, 8/25/34	39,822	39,486
COLT Mortgage Loan Trust, Series 2020-2, Class A3 SEQ, VRN, 3.70%, 3/25/65(1)	1,000,000	1,041,948
COLT Mortgage Loan Trust, Series 2020-2, Class M1, VRN, 5.25%, 3/25/65(1)	900,000	942,492
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	154,373	155,591
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	464,018	467,656
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(1)	355,193	360,819
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, VRN, 5.24%, 5/25/65(1)	1,000,000	1,063,539
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(1)	689,798	699,566
10

	Principal Amount/Shares	Value
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.35%, 9/27/60(1)	$893,842	$898,024
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(1)	1,070,625	1,072,235
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.78%, 2/25/35	17,548	18,066
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(1)	789,512	795,407
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1 SEQ, VRN, 2.80%, 7/25/49(1)	899,557	917,196
Verus Securitization Trust, Series 2017-1A, Class B2, VRN, 5.98%, 1/25/47(1)	1,100,000	1,139,655
Verus Securitization Trust, Series 2018-INV1, Class A3, VRN, 4.05%, 3/25/58(1)	651,820	655,914
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(1)	1,056,117	1,074,939
Verus Securitization Trust, Series 2019-4, Class M1, VRN, 3.21%, 11/25/59(1)	1,050,000	1,072,382
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(1)	807,331	824,220
Verus Securitization Trust, Series 2020-2, Class A3 SEQ, VRN, 4.00%, 5/25/60(1)	950,000	979,733
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	1,150,000	1,194,739
Verus Securitization Trust, Series 2020-4, Class A3 SEQ, VRN, 2.32%, 5/25/65(1)	1,060,429	1,066,888
Vista Point Securitization Trust, Series 2020-1, Class A2 SEQ, VRN, 2.77%, 3/25/65(1)	1,000,000	1,010,675
Vista Point Securitization Trust, Series 2020-2, Class M1 SEQ, VRN, 3.40%, 4/25/65(1)	1,000,000	1,007,124
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.00%, 4/25/36	40,014	37,590
		25,747,764
U.S. Government Agency Collateralized Mortgage Obligations — 7.0%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	1,335,882	1,225,901
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	829,156	768,463
FHLMC, Series 2014-DN3, Class M3, VRN, 4.15%, (1-month LIBOR plus 4.00%), 8/25/24	121,016	123,829
FHLMC, Series 2014-DN4, Class M3, VRN, 4.70%, (1-month LIBOR plus 4.55%), 10/25/24	259,841	262,179
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.90%, (1-month LIBOR plus 3.75%), 9/25/24	1,030,000	1,057,442
FHLMC, Series 2015-DNA1, Class M3, VRN, 3.45%, (1-month LIBOR plus 3.30%), 10/25/27	226,754	231,563
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.40%, (1-month LIBOR plus 3.25%), 5/25/25	100,000	100,439
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	467,346	484,103
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	947,396	987,081
FHLMC, Series 2018-DNA1, Class M2, VRN, 1.95%, (1-month LIBOR plus 1.80%), 7/25/30	1,133,594	1,117,829
FHLMC, Series 2020-DNA3, Class B1, VRN, 5.25%, (1-month LIBOR plus 5.10%), 6/25/50(1)	1,300,000	1,337,825
11

	Principal Amount/Shares	Value
FHLMC, Series 2020-DNA4, Class M2, VRN, 3.90%, (1-month LIBOR plus 3.75%), 8/25/50(1)	$190,000	$193,520
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	396,264	348,500
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	605,346	596,884
FNMA, Series 2014-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 7/25/24	1,520,027	1,335,110
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	214,336	223,164
FNMA, Series 2015-C01, Class 1M2, VRN, 4.45%, (1-month LIBOR plus 4.30%), 2/25/25	664,053	677,568
FNMA, Series 2015-C02, Class 1M2, VRN, 4.15%, (1-month LIBOR plus 4.00%), 5/25/25	636,890	647,069
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	447,162	459,216
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	2,685,892	462,739
FNMA, Series 2016-C03, Class 2M2, VRN, 6.05%, (1-month LIBOR plus 5.90%), 10/25/28	23,262	24,658
FNMA, Series 2016-C04, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 1/25/29	927,629	964,699
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	2,018,879	460,205
FNMA, Series 2017-C05, Class 1M2, VRN, 2.35%, (1-month LIBOR plus 2.20%), 1/25/30	257,750	255,237
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,591,793	359,712
		14,704,935
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,946,693)		40,452,699
ASSET-BACKED SECURITIES — 8.6%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	164,067	166,860
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	434,040	445,935
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	970,000	994,470
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	350,000	360,186
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 9/17/25(1)	1,225,000	1,228,137
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	499,212	504,335
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 0.81%, (1-month LIBOR plus 0.65%), 4/10/31(1)	66,802	66,786
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	829,251	847,483
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	486,870	503,672
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	713,505	724,073
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	994,145	1,002,633
MVW LLC, Series 2020-1A, Class A SEQ, 1.74%, 10/20/37(1)	1,161,511	1,176,415
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	143,839	148,857
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	477,000	482,603
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	400,000	413,249
12

	Principal Amount/Shares	Value
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(1)	$900,000	$930,586
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	1,750,000	1,789,219
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, 9/15/25	1,000,000	1,012,959
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	97,371	100,581
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	235,533	244,054
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class B, 3.42%, 1/20/36(1)	376,853	387,767
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	556,093	548,931
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	382,252	371,989
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(1)	1,400,000	1,409,342
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	400,000	407,388
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	237,074	241,025
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	49,390	49,481
VSE VOI Mortgage LLC, Series 2018-A, Class A SEQ, 3.56%, 2/20/36(1)	1,455,309	1,517,643
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	60,638	62,835
TOTAL ASSET-BACKED SECURITIES (Cost $17,832,128)		18,139,494
U.S. TREASURY SECURITIES — 5.0%
U.S. Treasury Notes, 2.50%, 1/31/21	400,000	403,107
U.S. Treasury Notes, 0.50%, 3/15/23	500,000	504,375
U.S. Treasury Notes, 0.25%, 4/15/23(3)	5,000,000	5,013,477
U.S. Treasury Notes, 0.125%, 5/15/23	500,000	499,707
U.S. Treasury Notes, 0.25%, 6/15/23	2,000,000	2,005,234
U.S. Treasury Notes, 1.125%, 2/28/25	2,000,000	2,078,203
TOTAL U.S. TREASURY SECURITIES (Cost $10,413,853)		10,504,103
COLLATERALIZED LOAN OBLIGATIONS — 4.8%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class B1, VRN, 3.17%, (3-month LIBOR plus 2.90%), 1/20/32(1)	1,000,000	1,008,488
Ares LVI CLO Ltd., Series 2020-56A, Class D1, VRN, 3.98%, (3-month LIBOR plus 3.75%), 10/25/31(1)(2)	750,000	750,000
Ares XLIII CLO Ltd., Series 2017-43A, Class B, VRN, 2.03%, (3-month LIBOR plus 1.75%), 10/15/29(1)	1,600,000	1,597,997
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.67%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,000,000	983,480
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 1.24%, (3-month LIBOR plus 0.97%), 4/18/31(1)	775,000	765,127
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 4.33%, (3-month LIBOR plus 3.15%), 4/15/33(1)	650,000	628,775
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class B1, VRN, 2.17%, (3-month LIBOR plus 1.90%), 1/20/33(1)	1,250,000	1,250,002
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.125%, (3-month LIBOR plus 1.85%), 1/15/33(1)	650,000	656,799
13

	Principal Amount/Shares	Value
Magnetite XXIV Ltd., Series 2019-24A, Class C, VRN, 2.83%, (3-month LIBOR plus 2.55%), 1/15/33(1)	$325,000	$324,998
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.10%, (3-month LIBOR plus 1.85%), 4/20/31(1)	550,000	551,461
OHA Credit Funding 7 Ltd., Series 2020-7A, Class D, VRN, 3.88%, (3-month LIBOR plus 3.65%), 10/19/32(1)(2)	750,000	750,000
Silver Creek CLO Ltd., Series 2014-1A, Class DR, VRN, 3.62%, (3-month LIBOR plus 3.35%), 7/20/30(1)	750,000	725,399
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,964,185)		9,992,526
PREFERRED STOCKS — 3.3%
Banks — 1.2%
Citigroup, Inc., 4.375%	1,000,000	978,535
Huntington Bancshares, Inc., 5.70%	640,000	598,922
JPMorgan Chase & Co., 4.60%	1,000,000	981,250
		2,558,707
Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The), 4.17%	1,000,000	984,050
Morgan Stanley, 3.89%	750,000	707,831
		1,691,881
Diversified Financial Services — 0.6%
Equitable Holdings, Inc., 4.95%	1,100,000	1,124,750
Multi-Utilities — 0.4%
Sempra Energy, 4.875%	850,000	875,500
Oil, Gas and Consumable Fuels — 0.3%
BP Capital Markets plc, 4.375%	600,000	627,000
TOTAL PREFERRED STOCKS (Cost $6,772,925)		6,877,838
BANK LOAN OBLIGATIONS(4) — 3.2%
Health Care Providers and Services — 1.7%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.65%, (1-month LIBOR plus 2.50%), 2/16/23	$1,187,978	1,180,553
Jaguar Holding Company II, 2018 Term Loan, 3.50%, (1-month LIBOR plus 2.50%), 8/18/22	2,393,684	2,388,562
		3,569,115
Life Sciences Tools and Services — 0.4%
Avantor Funding, Inc., USD Term Loan B3, 11/21/24(5)	1,000,000	988,335
Pharmaceuticals — 0.5%
Bausch Health Companies Inc., 2018 Term Loan B, 3.15%, (1-month LIBOR plus 3.00%), 6/2/25	1,029,574	1,011,129
Technology Hardware, Storage and Peripherals — 0.6%
Dell International LLC, 2019 Term Loan B, 2.75%, (1-month LIBOR plus 2.00%), 9/19/25	1,210,000	1,206,327
TOTAL BANK LOAN OBLIGATIONS (Cost $6,776,541)		6,774,906
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Egypt — 0.5%
Egypt Government International Bond, 6.125%, 1/31/22	1,000,000	1,026,953
Oman — 0.4%
Oman Government International Bond, 4.125%, 1/17/23	800,000	786,450
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,777,057)		1,813,403
14

Value
TEMPORARY CASH INVESTMENTS — 5.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $4,296,118), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $4,212,673)	$4,212,667
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $6,498,453), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $6,371,009)	6,371,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,583,667)	10,583,667
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $212,088,156)	214,612,519
OTHER ASSETS AND LIABILITIES — (2.2)%	(4,682,060)
TOTAL NET ASSETS — 100.0%	$209,930,459

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	18	December 2020	$3,977,297	$1,928
U.S. Treasury 5-Year Notes	52	December 2020	6,553,625	9,602
			$10,530,922	$11,530
^Amount represents value and unrealized appreciation (depreciation).
15

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $96,105,259, which represented 45.8% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $77,293.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.

See Notes to Financial Statements.
16

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $212,088,156)	$214,612,519
Receivable for investments sold	1,648,443
Receivable for capital shares sold	212,560
Interest receivable	1,198,078
217,671,600

Liabilities
Disbursements in excess of demand deposit cash	127,580
Payable for investments purchased	6,803,332
Payable for capital shares redeemed	717,219
Payable for variation margin on futures contracts	6,058
Accrued management fees	78,108
Distribution and service fees payable	5,010
Dividends payable	3,834
7,741,141

Net Assets	$209,930,459

Net Assets Consist of:
Capital paid in	$208,769,735
Distributable earnings	1,160,724
$209,930,459

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$84,258,273	8,691,040	$9.69
I Class	$107,413,645	11,084,998	$9.69
Y Class	$5,547	572	$9.70
A Class	$15,559,651	1,605,285	$9.69*
C Class	$2,117,995	218,476	$9.69
R Class	$203,611	21,001	$9.70
R5 Class	$56,483	5,821	$9.70
R6 Class	$315,254	32,515	$9.70
*Maximum offering price $9.91 (net asset value divided by 0.9775).

See Notes to Financial Statements.
17

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,676,994

Expenses:
Management fees	514,802
Distribution and service fees:
A Class	18,520
C Class	9,519
R Class	485
Trustees' fees and expenses	7,473
Other expenses	3,902
554,701
Fees waived(1)	(58,147)
496,554

Net investment income (loss)	2,180,440

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,986,943
Futures contract transactions	229,884
Swap agreement transactions	(1,648,199)
568,628

Change in net unrealized appreciation (depreciation) on:
Investments	8,555,797
Futures contracts	(185,959)
Swap agreements	1,352,500
9,722,338

Net realized and unrealized gain (loss)	10,290,966

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,471,406

(1)Amount consists of $25,411, $27,628, $1, $4,354, $542, $57, $79 and $75 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
18

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$2,180,440	$4,687,461
Net realized gain (loss)	568,628	(219,111)
Change in net unrealized appreciation (depreciation)	9,722,338	(7,563,087)
Net increase (decrease) in net assets resulting from operations	12,471,406	(3,094,737)

Distributions to Shareholders
From earnings:
Investor Class	(862,234)	(2,217,635)
I Class	(1,054,622)	(2,510,365)
Y Class	(61)	(152)
A Class	(134,355)	(235,015)
C Class	(10,271)	(25,657)
R Class	(1,514)	(12,874)
R5 Class	(2,899)	(6,621)
R6 Class	(3,726)	(5,048)
Decrease in net assets from distributions	(2,069,682)	(5,013,367)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,429,408	72,854,875

Net increase (decrease) in net assets	13,831,132	64,746,771

Net Assets
Beginning of period	196,099,327	131,352,556
End of period	$209,930,459	$196,099,327

See Notes to Financial Statements.

19

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
20

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

21

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees —The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From April 1, 2020 through July 31, 2020, the investment advisor agreed to waive 0.09% of the fund's management fee. Effective August 1, 2020, the investment advisor terminated the waiver and decreased the annual management fee by 0.09%.
The annual management fee and the effective annual management fee before and after waiver for each class for the period ended September 30, 2020 are as follows:

	Annual Management Fee*	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.51%	0.57%	0.51%
I Class	0.41%	0.47%	0.41%
Y Class	0.31%	0.37%	0.31%
A Class	0.51%	0.57%	0.51%
C Class	0.51%	0.57%	0.51%
R Class	0.51%	0.57%	0.51%
R5 Class	0.31%	0.37%	0.31%
R6 Class	0.26%	0.32%	0.26%
*Prior to August 1, 2020, the annual management fee was 0.60% for the Investor Class, A Class, C Class and R Class, 0.50% for the I Class, 0.40% for the Y Class and R5 Class and 0.35% for the R6 Class.
Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.
22

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $207,426,508, of which $32,302,480 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $209,248,658, of which $37,345,537 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,639,017	$15,611,824	11,160,721	$106,139,309
Issued in reinvestment of distributions	87,816	844,598	227,716	2,170,986
Redeemed	(3,565,774)	(33,669,014)	(12,426,987)	(117,529,153)
	(1,838,941)	(17,212,592)	(1,038,550)	(9,218,858)
I Class
Sold	4,717,300	45,207,971	15,276,503	145,480,700
Issued in reinvestment of distributions	109,620	1,054,605	263,209	2,510,354
Redeemed	(2,809,176)	(26,946,861)	(7,890,873)	(74,561,139)
	2,017,744	19,315,715	7,648,839	73,429,915
Y Class
Issued in reinvestment of distributions	6	61	16	152
A Class
Sold	177,221	1,707,588	1,269,930	12,146,904
Issued in reinvestment of distributions	13,895	133,696	24,117	229,921
Redeemed	(90,438)	(871,703)	(407,550)	(3,884,586)
	100,678	969,581	886,497	8,492,239
C Class
Sold	81,522	782,586	177,859	1,700,862
Issued in reinvestment of distributions	1,066	10,271	2,685	25,625
Redeemed	(38,686)	(372,185)	(120,696)	(1,151,240)
	43,902	420,672	59,848	575,247
R Class
Sold	2,951	28,274	9,770	92,418
Issued in reinvestment of distributions	156	1,507	1,345	12,845
Redeemed	(3,360)	(31,639)	(60,475)	(560,392)
	(253)	(1,858)	(49,360)	(455,129)
R5 Class
Sold	8,320	79,365	—	—
Issued in reinvestment of distributions	296	2,849	694	6,621
Redeemed	(27,233)	(263,713)	(92)	(838)
	(18,617)	(181,499)	602	5,783
R6 Class
Sold	33,547	322,610	2,194	20,478
Issued in reinvestment of distributions	376	3,629	529	5,048
Redeemed	(21,378)	(206,911)	—	—
	12,545	119,328	2,723	25,526
Net increase (decrease)	317,064	$3,429,408	7,510,615	$72,854,875

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$109,473,883	—
Collateralized Mortgage Obligations	—	40,452,699	—
Asset-Backed Securities	—	18,139,494	—
U.S. Treasury Securities	—	10,504,103	—
Collateralized Loan Obligations	—	9,992,526	—
Preferred Stocks	—	6,877,838	—
Bank Loan Obligations	—	6,774,906	—
Sovereign Governments and Agencies	—	1,813,403	—
Temporary Cash Investments	—	10,583,667	—
	—	$214,612,519	—
Other Financial Instruments
Futures Contracts	$11,530	—	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $10,507,970.
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Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $31,022,794 futures contracts purchased.

Value of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$6,058

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(1,648,199)	Change in net unrealized appreciation (depreciation) on swap agreements	$1,352,500
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	229,884	Change in net unrealized appreciation (depreciation) on futures contracts	(185,959)
		$(1,418,315)		$1,166,541

8. Risk Factors
The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

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The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$212,088,189
Gross tax appreciation of investments	$3,014,362
Gross tax depreciation of investments	(490,032)
Net tax appreciation (depreciation) of investments	$2,524,330

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(682,908) and accumulated long-term capital losses of $(1,111,669), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$9.19	0.10	0.50	0.60	(0.10)	—	(0.10)	$9.69	6.63%	0.52%(4)	0.58%(4)	2.17%(4)	2.11%(4)	105%	$84,258
2020	$9.50	0.24	(0.30)	(0.06)	(0.25)	—	(0.25)	$9.19	(0.65)%	0.52%	0.61%	2.48%	2.39%	98%	$96,773
2019	$9.53	0.28	(0.02)	0.26	(0.29)	—	(0.29)	$9.50	2.75%	0.58%	0.66%	2.97%	2.89%	61%	$109,863
2018	$9.60	0.23	(0.09)	0.14	(0.21)	—	(0.21)	$9.53	1.50%	0.63%	0.75%	2.43%	2.31%	57%	$31,975
2017	$9.31	0.24	0.31	0.55	(0.25)	(0.01)	(0.26)	$9.60	5.96%	0.60%	0.75%	2.54%	2.39%	29%	$11,304
2016	$9.75	0.26	(0.38)	(0.12)	(0.32)	—	(0.32)	$9.31	(1.26)%	0.60%	0.75%	2.69%	2.54%	19%	$4,927
I Class
2020(3)	$9.19	0.11	0.49	0.60	(0.10)	—	(0.10)	$9.69	6.58%	0.42%(4)	0.48%(4)	2.27%(4)	2.21%(4)	105%	$107,414
2020	$9.49	0.25	(0.29)	(0.04)	(0.26)	—	(0.26)	$9.19	(0.44)%	0.42%	0.51%	2.58%	2.49%	98%	$83,287
2019	$9.53	0.29	(0.03)	0.26	(0.30)	—	(0.30)	$9.49	2.75%	0.48%	0.56%	3.07%	2.99%	61%	$13,463
2018(5)	$9.61	0.24	(0.11)	0.13	(0.21)	—	(0.21)	$9.53	1.39%	0.53%(4)	0.65%(4)	2.56%(4)	2.44%(4)	57%(6)	$19
Y Class
2020(3)	$9.19	0.11	0.51	0.62	(0.11)	—	(0.11)	$9.70	6.73%	0.32%(4)	0.38%(4)	2.37%(4)	2.31%(4)	105%	$6
2020	$9.50	0.26	(0.30)	(0.04)	(0.27)	—	(0.27)	$9.19	(0.45)%	0.32%	0.41%	2.68%	2.59%	98%	$5
2019	$9.53	0.29	(0.02)	0.27	(0.30)	—	(0.30)	$9.50	2.92%	0.38%	0.46%	3.17%	3.09%	61%	$5
2018(5)	$9.61	0.25	(0.11)	0.14	(0.22)	—	(0.22)	$9.53	1.49%	0.43%(4)	0.55%(4)	2.62%(4)	2.50%(4)	57%(6)	$5

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$9.19	0.09	0.50	0.59	(0.09)	—	(0.09)	$9.69	6.39%	0.77%(4)	0.83%(4)	1.92%(4)	1.86%(4)	105%	$15,560
2020	$9.50	0.21	(0.29)	(0.08)	(0.23)	—	(0.23)	$9.19	(0.90)%	0.77%	0.86%	2.23%	2.14%	98%	$13,826
2019	$9.53	0.26	(0.03)	0.23	(0.26)	—	(0.26)	$9.50	2.50%	0.83%	0.91%	2.72%	2.64%	61%	$5,870
2018	$9.60	0.21	(0.09)	0.12	(0.19)	—	(0.19)	$9.53	1.25%	0.88%	1.00%	2.18%	2.06%	57%	$4,052
2017	$9.31	0.22	0.31	0.53	(0.23)	(0.01)	(0.24)	$9.60	5.69%	0.85%	1.00%	2.29%	2.14%	29%	$9,669
2016	$9.75	0.23	(0.38)	(0.15)	(0.29)	—	(0.29)	$9.31	(1.50)%	0.85%	1.00%	2.44%	2.29%	19%	$9,901
C Class
2020(3)	$9.19	0.06	0.49	0.55	(0.05)	—	(0.05)	$9.69	5.99%	1.52%(4)	1.58%(4)	1.17%(4)	1.11%(4)	105%	$2,118
2020	$9.50	0.14	(0.29)	(0.15)	(0.16)	—	(0.16)	$9.19	(1.63)%	1.52%	1.61%	1.48%	1.39%	98%	$1,605
2019	$9.53	0.19	(0.03)	0.16	(0.19)	—	(0.19)	$9.50	1.73%	1.58%	1.66%	1.97%	1.89%	61%	$1,090
2018	$9.60	0.14	(0.09)	0.05	(0.12)	—	(0.12)	$9.53	0.49%	1.63%	1.75%	1.43%	1.31%	57%	$398
2017	$9.31	0.15	0.30	0.45	(0.15)	(0.01)	(0.16)	$9.60	4.91%	1.60%	1.75%	1.54%	1.39%	29%	$1,206
2016	$9.75	0.16	(0.38)	(0.22)	(0.22)	—	(0.22)	$9.31	(2.24)%	1.60%	1.75%	1.69%	1.54%	19%	$1,104
R Class
2020(3)	$9.19	0.08	0.50	0.58	(0.07)	—	(0.07)	$9.70	6.37%	1.02%(4)	1.08%(4)	1.67%(4)	1.61%(4)	105%	$204
2020	$9.50	0.19	(0.29)	(0.10)	(0.21)	—	(0.21)	$9.19	(1.14)%	1.02%	1.11%	1.98%	1.89%	98%	$195
2019	$9.53	0.24	(0.03)	0.21	(0.24)	—	(0.24)	$9.50	2.24%	1.08%	1.16%	2.47%	2.39%	61%	$671
2018	$9.60	0.19	(0.09)	0.10	(0.17)	—	(0.17)	$9.53	1.00%	1.13%	1.25%	1.93%	1.81%	57%	$58
2017	$9.31	0.19	0.31	0.50	(0.20)	(0.01)	(0.21)	$9.60	5.43%	1.10%	1.25%	2.04%	1.89%	29%	$1,032
2016	$9.75	0.21	(0.38)	(0.17)	(0.27)	—	(0.27)	$9.31	(1.75)%	1.10%	1.25%	2.19%	2.04%	19%	$979

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$9.19	0.11	0.51	0.62	(0.11)	—	(0.11)	$9.70	6.63%	0.32%(4)	0.38%(4)	2.37%(4)	2.31%(4)	105%	$56
2020	$9.50	0.26	(0.30)	(0.04)	(0.27)	—	(0.27)	$9.19	(0.33)%	0.32%	0.41%	2.68%	2.59%	98%	$225
2019	$9.53	0.28	—(7)	0.28	(0.31)	—	(0.31)	$9.50	2.96%	0.38%	0.46%	3.17%	3.09%	61%	$226
2018	$9.60	0.25	(0.09)	0.16	(0.23)	—	(0.23)	$9.53	1.71%	0.43%	0.55%	2.63%	2.51%	57%	$7,267
2017	$9.31	0.26	0.31	0.57	(0.27)	(0.01)	(0.28)	$9.60	6.17%	0.40%	0.55%	2.74%	2.59%	29%	$7,146
2016	$9.75	0.28	(0.38)	(0.10)	(0.34)	—	(0.34)	$9.31	(1.06)%	0.40%	0.55%	2.89%	2.74%	19%	$6,729
R6 Class
2020(3)	$9.19	0.12	0.50	0.62	(0.11)	—	(0.11)	$9.70	6.77%	0.27%(4)	0.33%(4)	2.42%(4)	2.36%(4)	105%	$315
2020	$9.50	0.26	(0.29)	(0.03)	(0.28)	—	(0.28)	$9.19	(0.39)%	0.27%	0.36%	2.73%	2.64%	98%	$184
2019	$9.53	0.29	(0.01)	0.28	(0.31)	—	(0.31)	$9.50	3.01%	0.33%	0.41%	3.22%	3.14%	61%	$164
2018	$9.60	0.26	(0.09)	0.17	(0.24)	—	(0.24)	$9.53	1.76%	0.38%	0.50%	2.68%	2.56%	57%	$1,070
2017	$9.31	0.27	0.30	0.57	(0.27)	(0.01)	(0.28)	$9.60	6.22%	0.35%	0.50%	2.79%	2.64%	29%	$1,052
2016	$9.75	0.28	(0.38)	(0.10)	(0.34)	—	(0.34)	$9.31	(1.01)%	0.35%	0.50%	2.94%	2.79%	19%	$990

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
32

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.
33

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the
34

Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer universe. The Board and the Advisor agreed to a permanent change to the Fund's fee schedule that should have the effect of lowering the Fund's annual unified management fee by approximately 0.09% (e.g., the Investor Class unified fee will be reduced from 0.60% to 0.51%), beginning August 1, 2020. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

35

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

Notes

37

Notes

38

Notes

39

Notes
40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90820 2011

Semiannual Report

September 30, 2020

Strategic Income Fund
Investor Class (ASIEX)
I Class (ASIGX)
Y Class (ASYIX)
A Class (ASIQX)
C Class (ASIHX)
R Class (ASIWX)
R5 Class (ASIJX)
R6 Class (ASIPX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Portfolio at a Glance
Average Duration (effective)	4.2 years
Weighted Average Life to Maturity	7.5 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	61.4%
Collateralized Mortgage Obligations	16.0%
Preferred Stocks	5.7%
Collateralized Loan Obligations	5.2%
Asset-Backed Securities	4.6%
Affiliated Funds	4.4%
Bank Loan Obligations	1.9%
Sovereign Governments and Agencies	1.1%
U.S. Treasury Securities	0.7%
Temporary Cash Investments	3.7%
Other Assets and Liabilities	(4.7)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,117.70	$3.77	0.71%
I Class	$1,000	$1,118.20	$3.24	0.61%
Y Class	$1,000	$1,119.00	$2.71	0.51%
A Class	$1,000	$1,116.30	$5.09	0.96%
C Class	$1,000	$1,112.10	$9.05	1.71%
R Class	$1,000	$1,114.80	$6.41	1.21%
R5 Class	$1,000	$1,118.80	$2.71	0.51%
R6 Class	$1,000	$1,119.10	$2.44	0.46%
Hypothetical
Investor Class	$1,000	$1,021.51	$3.60	0.71%
I Class	$1,000	$1,022.01	$3.09	0.61%
Y Class	$1,000	$1,022.51	$2.59	0.51%
A Class	$1,000	$1,020.26	$4.86	0.96%
C Class	$1,000	$1,016.50	$8.64	1.71%
R Class	$1,000	$1,019.00	$6.12	1.21%
R5 Class	$1,000	$1,022.51	$2.59	0.51%
R6 Class	$1,000	$1,022.76	$2.33	0.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 61.4%
Aerospace and Defense — 0.6%
Boeing Co. (The), 4.51%, 5/1/23	$150,000	$158,043
Boeing Co. (The), 4.875%, 5/1/25	50,000	54,621
		212,664
Airlines — 1.0%
Delta Air Lines, Inc., 7.375%, 1/15/26	100,000	104,971
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	92,000	94,495
Southwest Airlines Co., 4.75%, 5/4/23	150,000	160,316
		359,782
Auto Components — 0.3%
BorgWarner, Inc., 2.65%, 7/1/27	100,000	105,697
Automobiles — 1.0%
Ford Motor Co., 8.50%, 4/21/23	100,000	109,160
General Motors Financial Co., Inc., 3.70%, 5/9/23	250,000	261,415
		370,575
Banks — 3.6%
Banistmo SA, 4.25%, 7/31/27(1)	200,000	203,652
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	50,000	56,715
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	31,000	32,381
BBVA Bancomer SA, 1.875%, 9/18/25(1)	200,000	195,650
BPCE SA, VRN, 1.65%, 10/6/26(1)(2)	90,000	90,080
Citigroup, Inc., VRN, 3.52%, 10/27/28	140,000	155,754
Citigroup, Inc., VRN, 2.57%, 6/3/31	40,000	42,133
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	100,000	104,486
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	50,000	53,356
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	200,000	204,158
Wells Fargo & Co., 3.00%, 10/23/26	50,000	54,655
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	20,000	20,890
Wells Fargo & Co., VRN, 2.19%, 4/30/26	100,000	104,015
		1,317,925
Biotechnology — 0.7%
AbbVie, Inc., 3.20%, 11/21/29(1)	70,000	77,268
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	130,000	130,836
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	33,000	32,232
		240,336
Building Products — 1.2%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	130,000	134,794
Griffon Corp., 5.75%, 3/1/28	200,000	209,246
Standard Industries, Inc., 4.75%, 1/15/28(1)	100,000	104,000
		448,040
Capital Markets — 2.8%
Ares Capital Corp., 3.25%, 7/15/25	138,000	137,326
Ares Finance Co. II LLC, 3.25%, 6/15/30(1)	55,000	57,631
Golub Capital BDC, Inc., 3.375%, 4/15/24(2)	190,000	189,920
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	175,000	182,862
LPL Holdings, Inc., 4.625%, 11/15/27(1)	81,000	82,063
6

	Principal Amount/Shares	Value
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	$185,000	$186,241
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	200,000	198,034
		1,034,077
Chemicals — 1.3%
Alpek SAB de CV, 4.50%, 11/20/22	200,000	206,610
CF Industries, Inc., 4.50%, 12/1/26(1)	86,000	100,043
Westlake Chemical Corp., 3.375%, 6/15/30	150,000	161,295
		467,948
Communications Equipment — 0.7%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	60,000	57,713
CommScope, Inc., 8.25%, 3/1/27(1)	100,000	104,125
Juniper Networks, Inc., 4.50%, 3/15/24	27,000	30,196
Motorola Solutions, Inc., 2.30%, 11/15/30	60,000	59,653
		251,687
Construction and Engineering — 0.9%
IHS Netherlands Holdco BV, 7.125%, 3/18/25	200,000	204,996
Quanta Services, Inc., 2.90%, 10/1/30	130,000	132,878
		337,874
Construction Materials — 1.1%
Cemex SAB de CV, 5.20%, 9/17/30(1)	200,000	201,230
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	100,000	104,312
Vulcan Materials Co., 3.50%, 6/1/30	100,000	112,145
		417,687
Consumer Finance — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	170,000	183,752
Navient Corp., 6.75%, 6/25/25	175,000	177,406
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	237,000	238,047
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	80,000	80,560
Synchrony Financial, 2.85%, 7/25/22	200,000	206,070
		885,835
Containers and Packaging — 1.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	200,000	204,000
Berry Global, Inc., 5.125%, 7/15/23	85,000	86,390
CCL Industries, Inc., 3.05%, 6/1/30(1)	150,000	160,328
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	84,000	85,092
		535,810
Diversified Financial Services — 0.2%
Block Financial LLC, 3.875%, 8/15/30	37,000	37,242
Voya Financial, Inc., VRN, 5.65%, 5/15/53	50,000	51,462
		88,704
Diversified Telecommunication Services — 2.1%
AT&T, Inc., 2.30%, 6/1/27	25,000	26,280
AT&T, Inc., 2.75%, 6/1/31	135,000	142,338
AT&T, Inc., 3.30%, 2/1/52	40,000	37,468
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	185,000	190,420
Telecom Italia SpA, 5.30%, 5/30/24(1)	200,000	217,485
Verizon Communications, Inc., 4.40%, 11/1/34	130,000	162,536
		776,527
7

	Principal Amount/Shares	Value
Electric Utilities — 0.8%
DPL, Inc., 4.125%, 7/1/25(1)	$60,000	$62,862
IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)	100,000	113,515
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	125,000	134,687
		311,064
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	27,000	28,176
Entertainment — 0.7%
Netflix, Inc., 3.625%, 6/15/25(1)	233,000	243,834
Equity Real Estate Investment Trusts (REITs) — 4.1%
Brixmor Operating Partnership LP, 4.05%, 7/1/30	30,000	32,237
CubeSmart LP, 2.00%, 2/15/31(2)	75,000	74,117
Federal Realty Investment Trust, 3.95%, 1/15/24	70,000	75,890
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	40,000	40,617
Healthcare Realty Trust, Inc., 2.05%, 3/15/31(2)	30,000	29,667
Highwoods Realty LP, 2.60%, 2/1/31	25,000	24,836
Host Hotels & Resorts LP, 3.75%, 10/15/23	175,000	180,769
Iron Mountain, Inc., 5.00%, 7/15/28(1)	200,000	205,248
Kilroy Realty LP, 2.50%, 11/15/32	70,000	68,348
Kimco Realty Corp., 1.90%, 3/1/28	85,000	84,080
Lexington Realty Trust, 2.70%, 9/15/30	85,000	86,776
Mid-America Apartments LP, 1.70%, 2/15/31	45,000	44,420
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	85,000	88,780
National Retail Properties, Inc., 2.50%, 4/15/30	40,000	39,988
Regency Centers LP, 3.70%, 6/15/30	30,000	32,975
Retail Properties of America, Inc., 4.00%, 3/15/25	92,000	91,338
SBA Communications Corp., 3.875%, 2/15/27(1)	85,000	86,381
Spirit Realty LP, 3.20%, 2/15/31	60,000	58,613
VEREIT Operating Partnership LP, 3.40%, 1/15/28	82,000	85,511
Welltower, Inc., 2.75%, 1/15/31	60,000	61,720
		1,492,311
Food and Staples Retailing — 0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	184,000	192,004
Sysco Corp., 5.95%, 4/1/30	100,000	126,522
		318,526
Food Products — 0.9%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	170,000	177,650
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	150,000	153,000
		330,650
Gas Utilities — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	150,000	164,686

Health Care Equipment and Supplies — 0.7%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	60,000	65,294
Hologic, Inc., 3.25%, 2/15/29(1)	100,000	100,813
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	90,000	101,037
		267,144
Health Care Providers and Services — 3.4%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	113,000	116,434
8

	Principal Amount/Shares	Value
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)(2)	$100,000	$101,125
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	150,000	156,254
Centene Corp., 5.375%, 6/1/26(1)	200,000	211,344
IQVIA, Inc., 5.00%, 5/15/27(1)	200,000	210,107
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	150,000	153,225
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	180,000	175,612
Universal Health Services, Inc., 2.65%, 10/15/30(1)	140,000	139,723
		1,263,824
Hotels, Restaurants and Leisure — 0.7%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	75,000	72,661
Las Vegas Sands Corp., 3.90%, 8/8/29	90,000	90,261
Marriott International, Inc., 3.50%, 10/15/32	73,000	72,210
Yum! Brands, Inc., 3.625%, 3/15/31	20,000	20,038
		255,170
Household Durables — 2.9%
D.R. Horton, Inc., 2.50%, 10/15/24	150,000	158,914
Lennar Corp., 4.75%, 5/30/25	75,000	82,049
Mattamy Group Corp., 4.625%, 3/1/30(1)	100,000	101,432
MDC Holdings, Inc., 3.85%, 1/15/30	170,000	178,394
PulteGroup, Inc., 5.50%, 3/1/26	75,000	85,718
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	150,000	149,906
Toll Brothers Finance Corp., 3.80%, 11/1/29	150,000	159,187
TRI Pointe Group, Inc., 5.70%, 6/15/28	150,000	164,625
		1,080,225
Household Products — 0.4%
Energizer Holdings, Inc., 4.75%, 6/15/28(1)	150,000	155,430
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp., 4.625%, 2/1/29(1)	50,000	50,031
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	100,000	102,728
		152,759
Industrial Conglomerates — 0.3%
General Electric Co., 3.625%, 5/1/30	100,000	103,992
Insurance — 2.0%
American International Group, Inc., 4.50%, 7/16/44	60,000	70,506
Athene Global Funding, 2.50%, 1/14/25(1)	165,000	170,216
Athene Global Funding, 2.55%, 6/29/25(1)	80,000	82,395
Athene Global Funding, 2.45%, 8/20/27(1)	35,000	35,972
Belrose Funding Trust, 2.33%, 8/15/30(1)	30,000	29,691
Five Corners Funding Trust II, 2.85%, 5/15/30(1)	110,000	118,794
Globe Life, Inc., 2.15%, 8/15/30	70,000	70,517
Kemper Corp., 2.40%, 9/30/30	80,000	78,962
Lincoln National Corp., 4.375%, 6/15/50	15,000	17,415
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(1)	25,000	25,861
Unum Group, 4.50%, 3/15/25	30,000	33,370
		733,699
Internet and Direct Marketing Retail — 0.6%
Expedia Group, Inc., 3.60%, 12/15/23(1)	82,000	83,835
QVC, Inc., 4.375%, 9/1/28	125,000	127,422
		211,257
Machinery — 0.1%
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	50,000	52,758
9

	Principal Amount/Shares	Value
Media — 5.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	$80,000	$83,300
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	79,017
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	88,000	91,340
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	45,000	51,687
Comcast Corp., 3.20%, 7/15/36	36,000	40,052
CSC Holdings LLC, 5.875%, 9/15/22	107,000	113,353
CSC Holdings LLC, 4.625%, 12/1/30(1)	190,000	191,162
Discovery Communications LLC, 3.625%, 5/15/30	20,000	22,282
DISH DBS Corp., 5.00%, 3/15/23	180,000	183,825
Gray Television, Inc., 5.125%, 10/15/24(1)	125,000	127,734
Lamar Media Corp., 3.75%, 2/15/28(1)	175,000	174,453
Sirius XM Radio, Inc., 5.375%, 7/15/26(1)	122,000	127,270
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	107,000	111,926
TEGNA, Inc., 4.75%, 3/15/26(1)	40,000	40,948
TEGNA, Inc., 4.625%, 3/15/28(1)	136,000	133,321
ViacomCBS, Inc., 4.75%, 5/15/25	40,000	45,938
ViacomCBS, Inc., 3.70%, 6/1/28	7,000	7,783
ViacomCBS, Inc., 4.20%, 5/19/32	40,000	45,785
Virgin Media Finance plc, 5.00%, 7/15/30(1)	150,000	149,438
VTR Finance NV, 6.375%, 7/15/28(1)	200,000	210,250
		2,030,864
Metals and Mining — 1.7%
Freeport-McMoRan, Inc., 4.625%, 8/1/30	20,000	21,065
HTA Group Ltd., 7.00%, 12/18/25(1)	275,000	289,094
Novelis Corp., 4.75%, 1/30/30(1)	105,000	102,688
Steel Dynamics, Inc., 3.45%, 4/15/30	100,000	110,491
Teck Resources Ltd., 3.90%, 7/15/30(1)	100,000	104,814
		628,152
Oil, Gas and Consumable Fuels — 5.3%
Aker BP ASA, 3.75%, 1/15/30(1)	150,000	146,056
Apache Corp., 4.875%, 11/15/27	70,000	66,281
Diamondback Energy, Inc., 4.75%, 5/31/25	100,000	107,964
Diamondback Energy, Inc., 3.50%, 12/1/29	40,000	38,671
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	100,000	106,144
Geopark Ltd., 6.50%, 9/21/24	200,000	188,800
Hess Corp., 3.50%, 7/15/24	90,000	92,147
Occidental Petroleum Corp., 6.375%, 9/1/28	150,000	139,136
Petrobras Global Finance BV, 6.25%, 3/17/24	200,000	222,022
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	243,244
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	150,000	145,741
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30(1)	100,000	112,804
Southwestern Energy Co., 4.10%, 3/15/22	75,000	74,326
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	125,000	128,649
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	41,000	44,088
Williams Cos., Inc. (The), 4.55%, 6/24/24	75,000	83,141
		1,939,214
Paper and Forest Products — 0.1%
Boise Cascade Co., 4.875%, 7/1/30(1)	50,000	53,750
10

	Principal Amount/Shares	Value
Pharmaceuticals — 1.4%
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	$120,000	$122,970
Elanco Animal Health, Inc., 5.90%, 8/28/28	250,000	289,687
Royalty Pharma plc, 1.75%, 9/2/27(1)	93,000	93,070
		505,727
Professional Services — 0.4%
Jaguar Holding Co. II / PPD Development LP, 5.00%, 6/15/28(1)	140,000	146,300
Road and Rail — 0.8%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	205,765
United Rentals North America, Inc., 3.875%, 2/15/31	100,000	101,688
		307,453
Semiconductors and Semiconductor Equipment — 1.0%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	16,000	17,082
Broadcom, Inc., 3.15%, 11/15/25	50,000	53,992
Microchip Technology, Inc., 2.67%, 9/1/23(1)	90,000	93,232
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	185,000	194,134
		358,440
Software — 0.4%
NortonLifeLock, Inc., 5.00%, 4/15/25(1)	150,000	153,889
Specialty Retail — 0.2%
AutoNation, Inc., 4.75%, 6/1/30	50,000	59,265
Technology Hardware, Storage and Peripherals — 0.7%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	17,000	17,054
EMC Corp., 3.375%, 6/1/23	70,000	72,200
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	54,393
Seagate HDD Cayman, 4.875%, 3/1/24	50,000	54,432
Seagate HDD Cayman, 4.75%, 1/1/25	50,000	54,947
		253,026
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	72,968
PVH Corp., 4.625%, 7/10/25(1)	50,000	52,187
		125,155
Thrifts and Mortgage Finance — 0.3%
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	95,000	96,306
Trading Companies and Distributors — 0.8%
Air Lease Corp., MTN, 2.875%, 1/15/26	70,000	68,891
Aircastle Ltd., 5.25%, 8/11/25(1)	225,000	220,388
		289,279
Transportation Infrastructure — 0.6%
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)	200,000	208,341
Wireless Telecommunication Services — 1.0%
Millicom International Cellular SA, 6.00%, 3/15/25	200,000	205,979
Sprint Corp., 7.625%, 2/15/25	150,000	175,781
		381,760
TOTAL CORPORATE BONDS (Cost $22,051,974)		22,553,594
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.0%
Private Sponsor Collateralized Mortgage Obligations — 9.8%
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(1)	55,713	56,571
Angel Oak Mortgage Trust, Series 2020-3, Class A3 SEQ, VRN, 2.87%, 4/25/65(1)	168,242	169,445
11

	Principal Amount/Shares	Value
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	$60,629	$61,414
Arroyo Mortgage Trust, Series 2020-1, Class A2 SEQ, 2.93%, 3/25/55(1)	150,000	153,237
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.19%, 11/25/34	16,276	15,954
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	22,718	22,950
Bunker Hill Loan Depositary Trust, Series 2020-1, Class M1, VRN, 4.35%, 2/25/55(1)	170,000	179,027
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.77%, 8/25/34	39,822	39,486
COLT Mortgage Loan Trust, Series 2020-2, Class A3 SEQ, VRN, 3.70%, 3/25/65(1)	150,000	156,292
COLT Mortgage Loan Trust, Series 2020-2, Class M1, VRN, 5.25%, 3/25/65(1)	160,000	167,554
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	77,336	77,943
Deephaven Residential Mortgage Trust, Series 2018-2A, Class M1, VRN, 4.375%, 4/25/58(1)	160,000	163,162
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, VRN, 5.24%, 5/25/65(1)	170,000	180,802
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.35%, 9/27/60(1)	169,105	169,896
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(1)	182,830	183,105
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.07%, 11/25/35	31,835	30,947
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(1)	136,590	137,610
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 SEQ, VRN, 3.60%, 4/25/49(1)	175,553	178,058
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1 SEQ, VRN, 2.80%, 7/25/49(1)	121,094	123,469
Verus Securitization Trust, Series 2017-1A, Class B2, VRN, 5.98%, 1/25/47(1)	150,000	155,407
Verus Securitization Trust, Series 2019-4, Class M1, VRN, 3.21%, 11/25/59(1)	180,000	183,837
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(1)	142,470	145,451
Verus Securitization Trust, Series 2020-2, Class A3 SEQ, VRN, 4.00%, 5/25/60(1)	150,000	154,695
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	200,000	207,781
Verus Securitization Trust, Series 2020-4, Class A3 SEQ, VRN, 2.32%, 5/25/65(1)	144,604	145,485
Vista Point Securitization Trust, Series 2020-1, Class A2 SEQ, VRN, 2.77%, 3/25/65(1)	150,000	151,601
Vista Point Securitization Trust, Series 2020-2, Class M1 SEQ, VRN, 3.40%, 4/25/65(1)	181,000	182,289
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	5,114	4,998
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.00%, 4/25/36	10,003	9,397
		3,607,863
12

	Principal Amount/Shares	Value
U.S. Government Agency Collateralized Mortgage Obligations — 6.2%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	$211,786	$194,350
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	140,458	130,177
FHLMC, Series 2014-DN3, Class M3, VRN, 4.15%, (1-month LIBOR plus 4.00%), 8/25/24	18,618	19,051
FHLMC, Series 2014-DN4, Class M3, VRN, 4.70%, (1-month LIBOR plus 4.55%), 10/25/24	41,910	42,287
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.90%, (1-month LIBOR plus 3.75%), 9/25/24	180,000	184,796
FHLMC, Series 2015-DNA1, Class M3, VRN, 3.45%, (1-month LIBOR plus 3.30%), 10/25/27	34,209	34,934
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	80,577	83,466
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	174,520	181,831
FHLMC, Series 2018-DNA1, Class M2, VRN, 1.95%, (1-month LIBOR plus 1.80%), 7/25/30	87,200	85,987
FHLMC, Series 2020-DNA3, Class B1, VRN, 5.25%, (1-month LIBOR plus 5.10%), 6/25/50(1)	180,000	185,237
FHLMC, Series 2020-DNA4, Class M2, VRN, 3.90%, (1-month LIBOR plus 3.75%), 8/25/50(1)	40,000	40,741
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	60,964	53,616
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	55,756	54,976
FNMA, Series 2014-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 7/25/24	261,543	229,725
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	37,268	38,803
FNMA, Series 2015-C01, Class 1M2, VRN, 4.45%, (1-month LIBOR plus 4.30%), 2/25/25	99,608	101,635
FNMA, Series 2015-C02, Class 1M2, VRN, 4.15%, (1-month LIBOR plus 4.00%), 5/25/25	99,514	101,105
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	63,880	65,602
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	591,202	101,855
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	477,473	108,840
FNMA, Series 2017-C05, Class 1M2, VRN, 2.35%, (1-month LIBOR plus 2.20%), 1/25/30	73,643	72,925
FNMA, Series 2017-C06, Class 2M2, VRN, 2.95%, (1-month LIBOR plus 2.80%), 2/25/30	93,841	94,018
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	411,934	57,172
		2,263,129
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,803,077)		5,870,992
PREFERRED STOCKS — 5.7%
Banks — 3.1%
Banco Mercantil del Norte SA, 8.375%(1)	200,000	209,300
Citigroup, Inc., 4.375%	50,000	48,927
Huntington Bancshares, Inc., 5.70%	110,000	102,940
JPMorgan Chase & Co., 4.60%	200,000	196,250
Regions Financial Corp., 5.75%	200,000	214,000
Truist Financial Corp., 4.95%	200,000	211,000
Wells Fargo & Co., 5.875%	150,000	161,676
		1,144,093
13

	Principal Amount/Shares	Value
Capital Markets — 0.7%
Goldman Sachs Group, Inc. (The), 4.17%	158,000	$155,480
Morgan Stanley, 3.89%	105,000	99,096
		254,576
Consumer Finance — 0.6%
Discover Financial Services, 6.125%	195,000	206,759
Diversified Financial Services — 0.5%
Equitable Holdings, Inc., 4.95%	180,000	184,050
Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., 6.25%	1,400	34,090
Multi-Utilities — 0.4%
Sempra Energy, 4.875%	150,000	154,500
Oil, Gas and Consumable Fuels — 0.3%
BP Capital Markets plc, 4.375%	100,000	104,500
TOTAL PREFERRED STOCKS (Cost $1,995,439)		2,082,568
COLLATERALIZED LOAN OBLIGATIONS — 5.2%
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 2.82%, (3-month LIBOR plus 2.55%), 1/20/33(1)	$150,000	150,572
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class B1, VRN, 3.17%, (3-month LIBOR plus 2.90%), 1/20/32(1)	150,000	151,273
Ares LVI CLO Ltd., Series 2020-56A, Class D1, VRN, 3.98%, (3-month LIBOR plus 3.75%), 10/25/31(1)(2)	250,000	250,000
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 3.23%, (3-month LIBOR plus 2.05%), 4/15/33(1)	150,000	149,308
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 4.33%, (3-month LIBOR plus 3.15%), 4/15/33(1)	350,000	338,571
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.125%, (3-month LIBOR plus 1.85%), 1/15/33(1)	100,000	101,046
Magnetite XXIV Ltd., Series 2019-24A, Class C, VRN, 2.83%, (3-month LIBOR plus 2.55%), 1/15/33(1)	175,000	174,999
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.10%, (3-month LIBOR plus 1.85%), 4/20/31(1)	100,000	100,266
OHA Credit Funding 7 Ltd., Series 2020-7A, Class D, VRN, 3.88%, (3-month LIBOR plus 3.65%), 10/19/32(1)(2)	250,000	250,000
Silver Creek CLO Ltd., Series 2014-1A, Class DR, VRN, 3.62%, (3-month LIBOR plus 3.35%), 7/20/30(1)	250,000	241,799
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,911,607)		1,907,834
ASSET-BACKED SECURITIES — 4.6%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	36,459	37,080
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	150,000	154,366
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	99,842	100,867
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	79,278	80,453
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	159,063	160,421
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	199,757	201,861
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(1)	149,106	154,425
14

	Principal Amount/Shares	Value
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	$250,000	$255,603
Progress Residential Trust, Series 2019-SFR4, Class B, 2.94%, 10/17/36(1)	200,000	206,588
Progress Residential Trust, Series 2020-SFR2, Class B, 2.58%, 6/17/37(1)	100,000	102,944
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)	127,417	129,147
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	100,000	107,561
TOTAL ASSET-BACKED SECURITIES (Cost $1,656,804)		1,691,316
AFFILIATED FUND(3) — 4.4%
Emerging Markets Debt Fund R6 Class (Cost $1,569,352)	158,134	1,630,360
BANK LOAN OBLIGATIONS(4) — 1.9%
Health Care Providers and Services — 0.5%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2/16/23(5)	$100,000	99,375
Jaguar Holding Company II, 2018 Term Loan, 3.50%, (1-month LIBOR plus 2.50%), 8/18/22	99,737	99,523
		198,898
Life Sciences Tools and Services — 0.5%
Avantor Funding, Inc., USD Term Loan B3, 11/21/24(5)	200,000	197,667
Pharmaceuticals — 0.4%
Bausch Health Companies Inc., 2018 Term Loan B, 3.15%, (1-month LIBOR plus 3.00%), 6/2/25	132,928	130,546
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC, 2019 Term Loan B, 2.75%, (1-month LIBOR plus 2.00%), 9/19/25	175,000	174,469
TOTAL BANK LOAN OBLIGATIONS (Cost $702,374)		701,580
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Egypt — 0.6%
Egypt Government International Bond, 6.125%, 1/31/22	200,000	205,391
Oman — 0.5%
Oman Government International Bond, 4.125%, 1/17/23	200,000	196,612
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $393,473)		402,003
U.S. TREASURY SECURITIES — 0.7%
U.S. Treasury Notes, 0.125%, 4/30/22	100,000	99,998
U.S. Treasury Notes, 0.25%, 4/15/23	100,000	100,269
U.S. Treasury Notes, 1.625%, 8/15/29(6)	50,000	54,430
TOTAL U.S. TREASURY SECURITIES (Cost $249,355)		254,697
TEMPORARY CASH INVESTMENTS — 3.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $540,329), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $529,834)		529,833
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 7/15/23 - 5/15/28, valued at $816,061), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $800,001)		800,000
15

	Principal Amount/Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,833	$8,833
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,338,666)		1,338,666
TOTAL INVESTMENT SECURITIES — 104.7% (Cost $37,672,121)		38,433,610
OTHER ASSETS AND LIABILITIES — (4.7)%		(1,714,763)
TOTAL NET ASSETS — 100.0%		$36,718,847

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,542	USD	14,887	JPMorgan Chase Bank N.A.	12/16/20	$(158)
MXN	170,424	USD	8,012	Morgan Stanley	12/16/20	(369)
						$(527)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	23	December 2020	$2,898,719	$4,229

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	3	December 2020	$479,766	$(569)

^Amount represents value and unrealized appreciation (depreciation).
16

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $18,705,092, which represented 50.9% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $28,349.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $36,102,769)	$36,803,250
Investment securities - affiliated, at value (cost of $1,569,352)	1,630,360
Total investment securities, at value (cost of $37,672,121)	38,433,610
Cash	7,218
Receivable for investments sold	279,335
Receivable for capital shares sold	19,150
Interest and dividends receivable	285,661
39,024,974

Liabilities
Payable for investments purchased	2,049,151
Payable for capital shares redeemed	231,971
Payable for variation margin on futures contracts	930
Unrealized depreciation on forward foreign currency exchange contracts	527
Accrued management fees	20,299
Distribution and service fees payable	749
Dividends payable	2,500
2,306,127

Net Assets	$36,718,847

Net Assets Consist of:
Capital paid in	$35,730,307
Distributable earnings	988,540
$36,718,847

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$27,950,414	2,734,153	$10.22
I Class	$3,994,440	390,949	$10.22
Y Class	$5,879	575	$10.22
A Class	$2,228,677	218,026	$10.22*
C Class	$232,643	22,766	$10.22
R Class	$249,516	24,401	$10.23
R5 Class	$5,331	520	$10.25
R6 Class	$2,051,947	200,768	$10.22
*Maximum offering price $10.70 (net asset value divided by 0.955).

See Notes to Financial Statements.
18

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$529,154
Income distributions from affiliated funds	28,721
Dividends	1,094
558,969

Expenses:
Management fees	114,173
Distribution and service fees:
A Class	2,489
C Class	1,116
R Class	557
Trustees' fees and expenses	1,171
Other expenses	161
119,667
Fees waived(1)	(5,565)
114,102

Net investment income (loss)	444,867

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	539,800
Forward foreign currency exchange contract transactions	1,425
Futures contract transactions	56,148
Foreign currency translation transactions	6
597,379

Change in net unrealized appreciation (depreciation) on:
Investments (including $194,743 from affiliated funds)	2,365,342
Forward foreign currency exchange contracts	92
Futures contracts	(47,534)
2,317,900

Net realized and unrealized gain (loss)	2,915,279

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,360,146

(1)Amount consists of $4,123, $630, $2, $346, $39, $38, $18 and $369 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
19

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$444,867	$754,586
Net realized gain (loss)	597,379	7,142
Change in net unrealized appreciation (depreciation)	2,317,900	(1,705,695)
Net increase (decrease) in net assets resulting from operations	3,360,146	(943,967)

Distributions to Shareholders
From earnings:
Investor Class	(356,312)	(573,315)
I Class	(56,133)	(70,627)
Y Class	(91)	(162)
A Class	(27,276)	(39,341)
C Class	(2,218)	(3,376)
R Class	(2,776)	(3,350)
R5 Class	(1,670)	(2,964)
R6 Class	(34,217)	(47,455)
Decrease in net assets from distributions	(480,693)	(740,590)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,940,161	10,660,287

Net increase (decrease) in net assets	8,819,614	8,975,730

Net Assets
Beginning of period	27,899,233	18,923,503
End of period	$36,718,847	$27,899,233

See Notes to Financial Statements.

20

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
21

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

22

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

23

The annual management fee and the effective annual management fee after waiver for each class for the period ended September 30, 2020 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.74%	0.70%
I Class	0.64%	0.60%
Y Class	0.54%	0.50%
A Class	0.74%	0.70%
C Class	0.74%	0.70%
R Class	0.74%	0.70%
R5 Class	0.54%	0.50%
R6 Class	0.49%	0.45%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $40,992,357, of which $3,967,012 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $32,409,203, of which $2,468,829 represented U.S. Treasury and Government Agency obligations.

24

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	862,481	$8,721,719	1,528,091	$15,140,922
Issued in reinvestment of distributions	34,200	343,984	55,589	550,338
Redeemed	(407,260)	(4,076,636)	(953,917)	(9,335,916)
	489,421	4,989,067	629,763	6,355,344
I Class
Sold	74,086	732,000	182,748	1,801,940
Issued in reinvestment of distributions	5,585	56,133	7,143	70,627
Redeemed	(7,261)	(74,073)	(9,566)	(92,222)
	72,410	714,060	180,325	1,780,345
Y Class
Issued in reinvestment of distributions	9	91	16	162
A Class
Sold	26,938	272,239	82,536	823,420
Issued in reinvestment of distributions	2,713	27,276	3,979	39,341
Redeemed	(1,473)	(14,740)	(32,775)	(311,255)
	28,178	284,775	53,740	551,506
C Class
Sold	2,635	26,056	4,786	47,835
Issued in reinvestment of distributions	221	2,218	341	3,366
Redeemed	(1,875)	(18,113)	(2,087)	(20,235)
	981	10,161	3,040	30,966
R Class
Sold	5,723	56,664	14,049	139,297
Issued in reinvestment of distributions	275	2,765	334	3,302
Redeemed	(1,049)	(10,576)	(6,453)	(63,702)
	4,949	48,853	7,930	78,897
R5 Class
Issued in reinvestment of distributions	166	1,670	300	2,964
Redeemed	(10,120)	(103,427)	—	—
	(9,954)	(101,757)	300	2,964
R6 Class
Sold	32,330	315,090	306,274	3,049,089
Issued in reinvestment of distributions	3,375	33,878	4,782	47,455
Redeemed	(35,439)	(354,057)	(124,661)	(1,236,441)
	266	(5,089)	186,395	1,860,103
Net increase (decrease)	586,260	$5,940,161	1,061,509	$10,660,287
25

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended September 30, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,407	$28	—	$195	$1,630	158	—	$29

(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

26

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$22,553,594	—
Collateralized Mortgage Obligations	—	5,870,992	—
Preferred Stocks	$34,090	2,048,478	—
Collateralized Loan Obligations	—	1,907,834	—
Asset-Backed Securities	—	1,691,316	—
Affiliated Funds	1,630,360	—	—
Bank Loan Obligations	—	701,580	—
Sovereign Governments and Agencies	—	402,003	—
U.S. Treasury Securities	—	254,697	—
Temporary Cash Investments	8,833	1,329,833	—
	$1,673,283	$36,760,327	—
Other Financial Instruments
Futures Contracts	$4,229	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$569	—	—
Forward Foreign Currency Exchange Contracts	—	$527	—
	$569	$527	—

9. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $22,003.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with

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the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $1,845,970 futures contracts purchased and $479,766 futures contracts sold.

Value of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	$527
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	930
		—		$1,457

*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$1,425	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$92
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	56,148	Change in net unrealized appreciation (depreciation) on futures contracts	(47,534)
		$57,573		$(47,442)

10. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$37,677,331
Gross tax appreciation of investments	$892,015
Gross tax depreciation of investments	(135,736)
Net tax appreciation (depreciation) of investments	$756,279

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(160,029) and accumulated long-term capital losses of $(120,846), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$9.28	0.14	0.95	1.09	(0.15)	$10.22	11.77%	0.71%(4)	0.75%(4)	2.76%(4)	2.72%(4)	102%	$27,950
2020	$9.73	0.27	(0.45)	(0.18)	(0.27)	$9.28	(2.01)%	0.71%	0.75%	2.70%	2.66%	88%	$20,836
2019	$9.74	0.34	0.03	0.37	(0.38)	$9.73	3.88%	0.70%	0.76%	3.55%	3.49%	60%	$15,718
2018	$9.78	0.32	(0.04)	0.28	(0.32)	$9.74	2.86%	0.69%	0.76%	3.27%	3.20%	64%	$12,228
2017	$9.45	0.33	0.33	0.66	(0.33)	$9.78	7.06%	0.65%	0.76%	3.39%	3.28%	40%	$7,791
2016	$9.81	0.33	(0.29)	0.04	(0.40)	$9.45	0.44%	0.64%	0.75%	3.52%	3.41%	25%	$2,290
I Class
2020(3)	$9.28	0.14	0.95	1.09	(0.15)	$10.22	11.82%	0.61%(4)	0.65%(4)	2.86%(4)	2.82%(4)	102%	$3,994
2020	$9.73	0.28	(0.45)	(0.17)	(0.28)	$9.28	(1.91)%	0.61%	0.65%	2.80%	2.76%	88%	$2,955
2019	$9.73	0.35	0.03	0.38	(0.38)	$9.73	4.09%	0.60%	0.66%	3.65%	3.59%	60%	$1,345
2018(5)	$9.79	0.33	(0.07)	0.26	(0.32)	$9.73	2.64%	0.59%(4)	0.66%(4)	3.37%(4)	3.30%(4)	64%(6)	$687

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$9.28	0.15	0.95	1.10	(0.16)	$10.22	11.90%	0.51%(4)	0.55%(4)	2.96%(4)	2.92%(4)	102%	$6
2020	$9.73	0.30	(0.46)	(0.16)	(0.29)	$9.28	(1.78)%	0.51%	0.55%	2.90%	2.86%	88%	$5
2019	$9.73	0.36	0.03	0.39	(0.39)	$9.73	4.18%	0.50%	0.56%	3.75%	3.69%	60%	$5
2018(5)	$9.79	0.33	(0.06)	0.27	(0.33)	$9.73	2.73%	0.49%(4)	0.56%(4)	3.46%(4)	3.39%(4)	64%(6)	$5
A Class
2020(3)	$9.28	0.13	0.95	1.08	(0.14)	$10.22	11.63%	0.96%(4)	1.00%(4)	2.51%(4)	2.47%(4)	102%	$2,229
2020	$9.73	0.24	(0.45)	(0.21)	(0.24)	$9.28	(2.26)%	0.96%	1.00%	2.45%	2.41%	88%	$1,762
2019	$9.74	0.32	0.02	0.34	(0.35)	$9.73	3.62%	0.95%	1.01%	3.30%	3.24%	60%	$1,325
2018	$9.77	0.29	(0.03)	0.26	(0.29)	$9.74	2.71%	0.94%	1.01%	3.02%	2.95%	64%	$662
2017	$9.45	0.30	0.32	0.62	(0.30)	$9.77	6.68%	0.90%	1.01%	3.14%	3.03%	40%	$992
2016	$9.81	0.31	(0.30)	0.01	(0.37)	$9.45	0.19%	0.89%	1.00%	3.27%	3.16%	25%	$1,180
C Class
2020(3)	$9.28	0.09	0.95	1.04	(0.10)	$10.22	11.21%	1.71%(4)	1.75%(4)	1.76%(4)	1.72%(4)	102%	$233
2020	$9.73	0.17	(0.45)	(0.28)	(0.17)	$9.28	(2.99)%	1.71%	1.75%	1.70%	1.66%	88%	$202
2019	$9.74	0.24	0.03	0.27	(0.28)	$9.73	2.85%	1.70%	1.76%	2.55%	2.49%	60%	$182
2018	$9.77	0.22	(0.03)	0.19	(0.22)	$9.74	1.94%	1.69%	1.76%	2.27%	2.20%	64%	$1,194
2017	$9.45	0.23	0.32	0.55	(0.23)	$9.77	5.89%	1.65%	1.76%	2.39%	2.28%	40%	$1,098
2016	$9.81	0.24	(0.30)	(0.06)	(0.30)	$9.45	(0.56)%	1.64%	1.75%	2.52%	2.41%	25%	$993

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$9.28	0.11	0.96	1.07	(0.12)	$10.23	11.48%	1.21%(4)	1.25%(4)	2.26%(4)	2.22%(4)	102%	$250
2020	$9.73	0.22	(0.45)	(0.23)	(0.22)	$9.28	(2.39)%	1.21%	1.25%	2.20%	2.16%	88%	$181
2019	$9.74	0.29	0.03	0.32	(0.33)	$9.73	3.36%	1.20%	1.26%	3.05%	2.99%	60%	$112
2018	$9.78	0.27	(0.04)	0.23	(0.27)	$9.74	2.45%	1.19%	1.26%	2.77%	2.70%	64%	$825
2017	$9.45	0.28	0.33	0.61	(0.28)	$9.78	6.42%	1.15%	1.26%	2.89%	2.78%	40%	$772
2016	$9.81	0.29	(0.30)	(0.01)	(0.35)	$9.45	(0.06)%	1.14%	1.25%	3.02%	2.91%	25%	$714
R5 Class
2020(3)	$9.28	0.15	0.98	1.13	(0.16)	$10.25	11.88%	0.51%(4)	0.55%(4)	2.96%(4)	2.92%(4)	102%	$5
2020	$9.73	0.29	(0.45)	(0.16)	(0.29)	$9.28	(1.82)%	0.51%	0.55%	2.90%	2.86%	88%	$97
2019	$9.74	0.35	0.03	0.38	(0.39)	$9.73	4.09%	0.50%	0.56%	3.75%	3.69%	60%	$99
2018	$9.77	0.34	(0.03)	0.31	(0.34)	$9.74	3.17%	0.49%	0.56%	3.47%	3.40%	64%	$733
2017	$9.45	0.35	0.32	0.67	(0.35)	$9.77	7.16%	0.45%	0.56%	3.59%	3.48%	40%	$711
2016	$9.81	0.36	(0.30)	0.06	(0.42)	$9.45	0.64%	0.44%	0.55%	3.72%	3.61%	25%	$663

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2020(3)	$9.28	0.15	0.95	1.10	(0.16)	$10.22	11.91%	0.46%(4)	0.50%(4)	3.01%(4)	2.97%(4)	102%	$2,052
2020	$9.73	0.28	(0.44)	(0.16)	(0.29)	$9.28	(1.77)%	0.46%	0.50%	2.95%	2.91%	88%	$1,861
2019	$9.74	0.36	0.03	0.39	(0.40)	$9.73	4.14%	0.45%	0.51%	3.80%	3.74%	60%	$137
2018	$9.78	0.35	(0.05)	0.30	(0.34)	$9.74	3.22%	0.44%	0.51%	3.52%	3.45%	64%	$789
2017	$9.45	0.35	0.33	0.68	(0.35)	$9.78	7.21%	0.40%	0.51%	3.64%	3.53%	40%	$764
2016	$9.81	0.36	(0.30)	0.06	(0.42)	$9.45	0.69%	0.39%	0.50%	3.77%	3.66%	25%	$712

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
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renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the
35

one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1
36

distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

37

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.
38

Notes
39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90821 2011

Semiannual Report

September 30, 2020

U.S. Government Money Market Fund
Investor Class (TCRXX)
A Class (AGQXX)
C Class (AGHXX)
G Class (AGGXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
7-Day Current Yields	Investor Class	A Class	C Class	G Class
After waiver(1)	0.01%	0.01%	0.01%	0.11%
Before waiver	-0.33%	-0.58%	-1.08%	-0.33%
7-Day Effective Yields	Investor Class	A Class	C Class	G Class
After waiver(1)	0.01%	0.01%	0.01%	0.11%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	30 days
Weighted Average Life	64 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	58%
31-90 days	36%
91-180 days	4%
More than 180 days	2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.10	$1.00	0.20%
A Class	$1,000	$1,000.10	$1.05	0.21%
C Class	$1,000	$1,000.10	$1.10	0.22%
G Class	$1,000	$1,001.10	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,024.07	$1.01	0.20%
A Class	$1,000	$1,024.02	$1.07	0.21%
C Class	$1,000	$1,023.97	$1.12	0.22%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES(1) — 62.0%
Adjustable-Rate U.S. Government Agency Securities — 37.5%
Federal Farm Credit Banks Funding Corp., VRN, 0.13%, (3-month LIBOR less 0.12%), 11/2/20	$650,000	$650,009
Federal Farm Credit Banks Funding Corp., VRN, 0.25%, (1-month LIBOR plus 0.10%), 12/30/20	35,000,000	34,999,139
Federal Farm Credit Banks Funding Corp., VRN, 0.15%, (SOFR plus 0.08%), 7/9/21	3,000,000	2,998,947
Federal Farm Credit Banks Funding Corp., VRN, 0.22%, (SOFR plus 0.15%), 7/28/22	1,967,000	1,967,270
Federal Home Loan Bank, VRN, 0.09%, (SOFR plus 0.02%), 10/26/20	39,445,000	39,444,989
Federal Home Loan Bank, VRN, 0.10%, (3-month LIBOR less 0.18%), 10/29/20	73,890,000	73,889,931
Federal Home Loan Bank, VRN, 0.08%, (SOFR plus 0.01%), 11/3/20	90,560,000	90,559,725
Federal Home Loan Bank, VRN, 0.08%, (SOFR plus 0.01%), 11/12/20	37,780,000	37,779,788
Federal Home Loan Bank, VRN, 0.11%, (1-month LIBOR less 0.04%), 11/16/20	34,445,000	34,444,945
Federal Home Loan Bank, VRN, 0.08%, (SOFR plus 0.01%), 12/4/20	4,000,000	4,000,000
Federal Home Loan Bank, VRN, 0.09%, (SOFR plus 0.02%), 12/4/20	9,000,000	9,000,000
Federal Home Loan Bank, VRN, 0.16%, (SOFR plus 0.09%), 12/4/20	57,110,000	57,110,784
Federal Home Loan Bank, VRN, 0.09%, (SOFR plus 0.02%), 12/11/20	33,890,000	33,889,824
Federal Home Loan Bank, VRN, 0.09%, (SOFR plus 0.02%), 12/11/20	48,000,000	48,000,000
Federal Home Loan Bank, VRN, 0.12%, (SOFR plus 0.05%), 12/14/20	1,000,000	1,000,010
Federal Home Loan Bank, VRN, 0.09%, (SOFR plus 0.02%), 12/24/20	20,000,000	20,000,000
Federal Home Loan Bank, VRN, 0.10%, (SOFR plus 0.03%), 12/30/20	30,000,000	30,000,000
Federal Home Loan Bank, VRN, 0.10%, (3-month LIBOR less 0.17%), 1/8/21	108,110,000	108,181,583
Federal Home Loan Bank, VRN, 0.10%, (SOFR plus 0.03%), 1/14/21	9,720,000	9,719,935
Federal Home Loan Bank, VRN, 0.17%, (SOFR plus 0.10%), 1/25/21	14,490,000	14,492,975
Federal Home Loan Bank, VRN, 0.10%, (SOFR plus 0.03%), 2/19/21	100,000,000	100,000,000
Federal Home Loan Bank, VRN, 0.11%, (SOFR plus 0.04%), 2/25/21	4,945,000	4,944,993
Federal Home Loan Bank, VRN, 0.11%, (SOFR plus 0.04%), 2/26/21	34,445,000	34,445,091
Federal Home Loan Bank, VRN, 0.15%, (SOFR plus 0.08%), 3/4/21	21,445,000	21,445,769
Federal Home Loan Bank, VRN, 0.12%, (SOFR plus 0.05%), 5/26/21	23,500,000	23,500,000
Federal Home Loan Bank, VRN, 0.15%, (SOFR plus 0.08%), 7/8/21	16,890,000	16,889,820
Federal National Mortgage Association, VRN, 0.27%, (SOFR plus 0.20%), 6/15/22	15,000,000	15,000,000
		868,355,527
6

	Principal Amount	Value
Fixed-Rate U.S. Government Agency Securities — 24.5%
Federal Farm Credit Banks Funding Corp., 2.48%, 3/22/21	$4,000,000	$4,044,614
Federal Home Loan Bank, 2.625%, 10/1/20	1,155,000	1,155,000
Federal Home Loan Bank, 0.14%, 10/7/20	7,600,000	7,599,829
Federal Home Loan Bank, 0.14%, 10/9/20	60,000,000	59,998,160
Federal Home Loan Bank, 0.10%, 11/6/20	1,800,000	1,799,831
Federal Home Loan Bank, 0.09%, 11/20/20	25,000,000	24,997,049
Federal Home Loan Bank, 0.11%, 11/27/20	262,409,000	262,366,176
Federal Home Loan Bank, 0.12%, 12/9/20	35,000,000	34,992,285
Federal Home Loan Bank, 0.12%, 12/11/20	30,000,000	29,993,196
Federal Home Loan Bank, 0.14%, 1/20/21	29,445,000	29,433,162
Federal Home Loan Bank, 0.11%, 1/25/21	13,000,000	13,000,000
Federal Home Loan Mortgage Corp., 0.14%, 10/1/20	35,300,000	35,300,000
Federal Home Loan Mortgage Corp., MTN, 1.875%, 11/17/20	10,323,000	10,346,226
Federal National Mortgage Association, 1.63%, 10/30/20	7,243,000	7,251,731
Federal National Mortgage Association, 1.50%, 11/30/20	3,800,000	3,808,630
Federal National Mortgage Association, 1.25%, 5/6/21	43,000,000	43,287,505
		569,373,394
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		1,437,728,921
U.S. TREASURY SECURITIES(1) — 29.3%
U.S. Treasury Bills, 0.18%, 10/1/20	69,445,000	69,445,000
U.S. Treasury Bills, 0.15%, 10/15/20	25,000,000	24,998,590
U.S. Treasury Bills, 0.08%, 10/22/20	29,069,000	29,067,648
U.S. Treasury Bills, 0.17%, 11/3/20	90,996,000	90,982,828
U.S. Treasury Bills, 0.10%, 11/10/20	103,850,000	103,839,180
U.S. Treasury Bills, 0.09%, 11/12/20	110,000,000	109,989,092
U.S. Treasury Bills, 0.10%, 11/17/20	144,000,000	143,982,140
U.S. Treasury Bills, 0.11%, 11/24/20	49,445,000	49,437,479
U.S. Treasury Bills, 0.12%, 12/31/20	48,000,000	47,986,047
U.S. Treasury Notes, VRN, 0.22%, (3-month USBMMY plus 0.12%), 1/31/21	9,778,000	9,777,736
TOTAL U.S. TREASURY SECURITIES		679,505,740
CORPORATE BONDS — 6.9%
Anton Mountain View LLC, VRDN, 0.19%, 10/30/20 (LOC: FHLB)	32,555,000	32,555,000
Doghouse Properties LLC, VRDN, 0.28%, 10/6/20 (LOC: FHLB)	1,025,000	1,025,000
EPR GO Zone Holdings LLC, VRDN, 0.24%, 10/7/20 (LOC: FHLB)	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 0.19%, 10/8/20 (LOC: FHLB)	9,550,000	9,550,000
Northcreek Church, VRDN, 0.25%, 10/6/20 (LOC: FHLB)	3,000,000	3,000,000
Saddleback Valley Community Church, VRDN, 0.50%, 10/6/20 (LOC: FHLB)	6,550,000	6,550,000
Santa Monica Ocean Park Partners LP, VRDN, 0.19%, 10/6/20 (LOC: FHLB)	9,370,000	9,370,000
Sendero LLC, VRDN, 0.19%, 10/7/20 (LOC: FHLB)	39,000,000	39,000,000
Sendero LLC, VRDN, 0.19%, 10/7/20 (LOC: FHLB)	23,900,000	23,900,000
Varenna Care Center LP, VRDN, 0.19%, 10/8/20 (LOC: FHLB)	8,765,000	8,765,000
TOTAL CORPORATE BONDS		158,710,000
MUNICIPAL SECURITIES — 6.0%
Alachua County Housing Finance Authority Rev., (Santa Fe Apartments II Ltd.), VRDN, 0.12%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	1,400,000	1,400,000
California Municipal Finance Authority Rev., VRDN, 0.10%, 10/6/20 (LOC: FHLB)	4,250,000	4,250,000
7

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Uptown Newport Building Owner LP), VRDN, 0.19%, 10/6/20 (LOC: East West Bank, Zions Bank and FHLB)	$8,415,000	$8,415,000
California Statewide Communities Development Authority Rev., (Vista del Monte Housing LP), VRDN, 0.11%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	4,700,000	4,700,000
Daly City Housing Development Finance Agency Rev., (Serramonte Ridge LLC), VRDN, 0.15%, 10/6/20 (LOC: FNMA)	15,480,000	15,480,000
Florida Housing Finance Corp. Rev., (Lamson Avenue Apartments GP LLC), VRDN, 0.12%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	2,160,000	2,160,000
Harris County Housing Finance Corp. Rev., (Louetta Village Apartments LP), VRDN, 0.11%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	5,480,000	5,480,000
Hillsborough County Housing Finance Authority Rev., (RPK Associates Ltd.), VRDN, 0.15%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	7,735,000	7,735,000
Housing Development Corp. Rev., (201 Pearl LLC), VRDN, 0.10%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	2,700,000	2,700,000
Louisiana Housing Corp. Rev., (Canterbury House Sherwood LLC), VRDN, 0.14%, 10/6/20 (LOC: FNMA)	14,220,000	14,220,000
Louisiana Public Facilities Authority Rev., (Kingston Village Ltd.), VRDN, 0.18%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	8,900,000	8,900,000
Metropolitan Government Nashville & Davidson County Industrial Development Board Rev., (Starwood Properties Four LLC), VRDN, 0.12%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	750,000	750,000
Mississippi Business Finance Corp. Rev., (Brown Bottling Group, Inc.), VRDN, 0.28%, 10/6/20 (LOC: Trustmark National Bank and FHLB)	2,250,000	2,250,000
Nevada Housing Division Rev., (Cheyenne Apartments PPG LP), VRDN, 0.15%, 10/7/20 (LOC: FNMA)(LIQ FAC: FNMA)	9,465,000	9,465,000
New York City Housing Development Corp. Rev., (2 Gold LLC), VRDN, 0.10%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	760,000	760,000
New York City Housing Development Corp. Rev., (55th Clinton Associates LLC), VRDN, 0.12%, 10/7/20 (LOC: FNMA)	6,000,000	6,000,000
New York City Housing Development Corp. Rev., (89 Murray Street Associates LLC), VRDN, 0.12%, 10/6/20 (LOC: FNMA)	5,025,000	5,025,000
New York City Housing Development Corp. Rev., (Related Broadway Development LLC), VRDN, 0.11%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	2,600,000	2,600,000
New York State Housing Finance Agency Rev., VRDN, 0.14%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	2,000,000	2,000,000
Orange County Housing Finance Authority Rev., (Mid-America Apartments LP), VRDN, 0.15%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	15,035,000	15,035,000
Oregon State Facilities Authority Rev., (Quatama Housing LP), VRDN, 0.21%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	4,380,000	4,380,000
Pinellas County Housing Finance Authority Rev., (Booker Creek Apartments Ltd.), VRDN, 0.12%, 10/6/20 (LOC: FHLMC)	895,000	895,000
Rochester Rev., (Village Capital Corp.), VRDN, 0.11%, 10/6/20 (LOC: United Fidelity Bank and FHLB)	3,200,000	3,200,000
Rochester Rev., (Village Capital Corp.), VRDN, 0.11%, 10/6/20 (LOC: United Fidelity Bank and FHLB)	4,800,000	4,800,000
South Carolina State Housing Finance & Development Authority Rev., (Brookside Crossing LLC), VRDN, 0.12%, 10/6/20 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,480,000	1,480,000
St. Tammany Parish Economic & Industrial Development District Rev., (Diversified Foods and Seasonings LLC), VRDN, 0.25%, 10/6/20 (LOC: Fidelity Homestead Assistance and FHLB)	760,000	760,000
Texas Department of Housing & Community Affairs Rev., (Idlewilde Apartments LP), VRDN, 0.11%, 10/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	1,000,000	1,000,000
8

	Principal Amount	Value
Washington State Housing Finance Commission Rev., (Redmond Ridge Apartments LLC), VRDN, 0.10%, 10/6/20 (LOC: FHLB and East West Bank)	$3,700,000	$3,700,000
TOTAL MUNICIPAL SECURITIES		139,540,000
TOTAL INVESTMENT SECURITIES — 104.2%		2,415,484,661
OTHER ASSETS AND LIABILITIES — (4.2)%		(97,887,516)
TOTAL NET ASSETS — 100.0%		$2,317,597,145

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,415,484,661
Cash	51,098
Receivable for investments sold	11,479,938
Receivable for capital shares sold	2,544,907
Interest receivable	544,115
2,430,104,719

Liabilities
Payable for investments purchased	109,989,112
Payable for capital shares redeemed	2,428,673
Accrued management fees	89,789
112,507,574

Net Assets	$2,317,597,145

Net Assets Consist of:
Capital paid in	$2,317,639,721
Distributable earnings	(42,576)
$2,317,597,145

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$955,398,493	955,559,085	$1.00
A Class	$92,934,407	92,933,076	$1.00
C Class	$323,161	323,158	$1.00
G Class	$1,268,941,084	1,268,954,562	$1.00

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,024,560

Expenses:
Management fees	4,105,047
Distribution and service fees:
A Class	108,471
C Class	1,162
Trustees' fees and expenses	65,460
Other expenses	351
4,280,491
Fees waived	(3,224,430)
1,056,061

Net investment income (loss)	968,499

Net realized gain (loss) on investment transactions	(1,781)

Net Increase (Decrease) in Net Assets Resulting from Operations	$966,718

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$968,499	$32,086,860
Net realized gain (loss)	(1,781)	20,313
Net increase (decrease) in net assets resulting from operations	966,718	32,107,173

Distributions to Shareholders
From earnings:
Investor Class	(104,043)	(14,309,368)
A Class	(5,166)	(848,873)
C Class	(16)	(687)
G Class	(859,274)	(16,927,932)
Decrease in net assets from distributions	(968,499)	(32,086,860)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	695,437,633	(161,149,224)

Net increase (decrease) in net assets	695,435,852	(161,128,911)

Net Assets
Beginning of period	1,622,161,293	1,783,290,204
End of period	$2,317,597,145	$1,622,161,293

See Notes to Financial Statements.
12

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. U.S. Government Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current income while maintaining liquidity and preserving capital.

The fund offers the Investor Class, A Class, C Class and G Class. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.
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Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 41% of the shares of the fund. ACIM owns 12% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The total amount of the waiver for each class for the period ended September 30, 2020 was $1,142,704, $108,472, $380 and $1,867,848 for the Investor Class, A Class,
C Class and G Class, respectively.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended September 30, 2020 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.1170% to 0.2300%	0.2500% to 0.3100%	0.44%	0.19%
A Class			0.44%	0.19%
C Class			0.44%	0.19%
G Class			0.44%	0.00%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for the period ended September 30, 2020 was $103,890 and $1,136 for the A Class and C Class, respectively. The effective annual distribution and service fee after waiver was 0.01% for the A Class and 0.02% for C Class.

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Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

On August 20, 2020, the fund received investment securities valued at $485,747,034 from a purchase in kind from other products managed by the fund's investment advisor. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	590,776,197	$590,776,197	815,541,146	$815,541,146
Issued in reinvestment of distributions	103,136	103,136	14,224,509	14,224,509
Redeemed	(481,044,245)	(481,044,245)	(835,545,757)	(835,545,757)
	109,835,088	109,835,088	(5,780,102)	(5,780,102)
A Class
Sold	33,260,609	33,260,609	50,869,593	50,869,593
Issued in reinvestment of distributions	5,148	5,148	848,873	848,873
Redeemed	(22,741,382)	(22,741,382)	(36,824,965)	(36,824,965)
	10,524,375	10,524,375	14,893,501	14,893,501
C Class
Sold	239,515	239,515	394,476	394,476
Issued in reinvestment of distributions	15	15	542	542
Redeemed	(311,913)	(311,913)	(76,084)	(76,084)
	(72,383)	(72,383)	318,934	318,934
G Class
Sold	612,004,151	612,004,151	54,270,654	54,270,654
Issued in reinvestment of distributions	859,217	859,217	16,927,622	16,927,622
Redeemed	(37,712,815)	(37,712,815)	(241,779,833)	(241,779,833)
	575,150,553	575,150,553	(170,581,557)	(170,581,557)
Net increase (decrease)	695,437,633	$695,437,633	(161,149,224)	$(161,149,224)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
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7. Risk Factors

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(38,756) and accumulated long-term capital losses of $(2,039), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2020(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.20%(4)	0.45%(4)	0.02%(4)	(0.23)%(4)	$955,398
2020	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.56%	0.46%	0.46%	1.56%	1.56%	$845,564
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.67%	0.46%	0.46%	1.65%	1.65%	$851,334
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.64%	0.46%	0.46%	0.62%	0.62%	$826,798
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.44%	0.46%	0.07%	0.05%	$2,071,097
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.23%	0.46%	0.01%	(0.22)%	$1,574,173
A Class
2020(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.21%(4)	0.70%(4)	0.01%(4)	(0.48)%(4)	$92,934
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.31%	0.71%	0.71%	1.31%	1.31%	$82,410
2019	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.41%	0.71%	0.71%	1.40%	1.40%	$67,516
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.51%	0.57%	0.71%	0.51%	0.37%	$80,519
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.46%	0.71%	0.05%	(0.20)%	$93,967
2016(5)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.34%(4)	0.71%(4)	0.01%(4)	(0.35)%(4)	$52

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2020(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.22%(4)	1.20%(4)	0.00%(4)(6)	(0.98)%(4)	$323
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.81%	1.20%	1.21%	0.82%	0.81%	$396
2019	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.91%	1.21%	1.21%	0.90%	0.90%	$77
2018	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.29%	0.74%	1.21%	0.34%	(0.13)%	$29
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.44%	1.21%	0.07%	(0.70)%	$61
2016(5)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.32%(4)	1.21%(4)	0.01%(4)	(0.88)%(4)	$25
G Class
2020(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.11%	0.01%(4)	0.45%(4)	0.21%(4)	(0.23)%(4)	$1,268,941
2020	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.02%	0.01%	0.46%	2.01%	1.56%	$693,791
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.13%	0.01%	0.46%	2.10%	1.65%	$864,364
2018(7)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.81%	0.01%(4)	0.46%(4)	1.20%(4)	0.75%(4)	$971,546

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2020 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.
(5)December 1, 2015 (commencement of sale) through March 31, 2016.
(6)Ratio was less than 0.005%.
(7)July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
20

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its peer group median for the five- and ten-year periods, at its peer group median for the three-year period and below its peer group median for the one-year period reviewed by the Board. The Board found the investment
21

management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be
22

increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90817 2011

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 24, 2020

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2020